Item 1. Schedule of Investments:

Putnam VT American Government

Income Fund

The fund's portfolio

9/30/05 (Unaudited)
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (57.5%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Adjustable Rate Mortgages 4 1/2s,
August 20, 2034	$4,222,033	$4,201,957
Government National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from June 15, 2030 to March 15, 2032	79,955	85,330
7s, September 15, 2031	59,817	63,839
6 1/2s, with due dates from April 15, 2028 to October 15, 2032	403,212	420,537
6s, April 15, 2028	200,975	207,350
		4,979,013

U.S. Government Agency Mortgage Obligations (54.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from January 1, 2030 to July 1, 2031	505,899	536,882
7 1/2s, with due dates from October 1, 2014 to October 1, 2015	82,115	86,342
7s, with due dates from November 1, 2026 to July 1, 2032	3,386,811	3,545,042
6 1/2s, with due dates from May 1, 2031 to October 1, 2034	8,396,601	8,643,165
5 1/2s, December 1, 2033	739,713	740,580
5 1/2s, October 1, 2018	626,655	636,643
5s, with due dates from May 1, 2018 to November 1, 2018	7,092,615	7,087,351
Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from August 1, 2029 to June 1, 2032	807,580	856,280
7s, September 1, 2031	1,295,531	1,357,170
7s, TBA, October 1, 2035	5,900,000	6,175,641
6 1/2s, with due dates from August 1, 2032 to December 1, 2034	9,427,780	9,707,187
5 1/2s, with due dates from November 1, 2016 to March 1, 2020	2,672,402	2,714,655
5 1/2s, TBA, October 1, 2035	56,746,000	56,728,267
5s, with due dates from April 1, 2019 to May 1, 2020	153,209	152,948
4 1/2s, with due dates from January 1, 2020 to June 1, 2020	7,091,057	6,945,139
4s, with due dates from May 1, 2019 to September 1, 2020	541,818	521,174
		106,434,466

Total U.S. government and agency mortgage obligations (cost		$111,413,479
$112,384,233)

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.3%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,684,020
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,512,296

Total U.S. government agency obligations (cost $11,556,846)		$12,196,316

U.S. TREASURY OBLIGATIONS (12.6%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,899,435
6 1/4s, May 15, 2030	11,505,000	14,289,569
U.S. Treasury Notes 4 1/4s, August 15, 2013	4,307,000	4,291,522

Total U.S. treasury obligations (cost $22,462,743)		$24,480,526

COLLATERALIZED MORTGAGE OBLIGATIONS (25.8%)(a)

	Principal amount	Value

Fannie Mae
IFB Ser. 03-130, Class SJ, 12.68s, 2034	$90,880	$99,575
IFB Ser. 05-74, Class CP, 10.707s, 2035	364,521	398,011
IFB Ser. 05-74, Class DM, 10.34s, 2035	423,160	455,302
IFB Ser. 05-74, Class CS, 9.488s, 2035	416,029	443,462
Ser. 03-W6, Class PT1, 9.37s, 2042	519,218	559,018
Ser. 00-42, Class B2, 8s, 2030	10,887	11,747
Ser. 00-17, Class PA, 8s, 2030	53,648	57,733
Ser. 00-18, Class PA, 8s, 2030	50,367	54,189

Ser. 00-19, Class PA, 8s, 2030	53,326	57,397
Ser. 00-20, Class PA, 8s, 2030	30,280	32,638
Ser. 00-21, Class PA, 8s, 2030	88,727	95,575
Ser. 00-22, Class PA, 8s, 2030	64,242	69,127
Ser. 97-37, Class PB, 8s, 2027	149,620	162,047
Ser. 97-13, Class TA, 8s, 2027	21,630	23,423
Ser. 97-21, Class PA, 8s, 2027	89,249	96,545
Ser. 97-22, Class PA, 8s, 2027	168,892	182,877
Ser. 97-16, Class PE, 8s, 2027	58,287	63,098
Ser. 97-25, Class PB, 8s, 2027	55,522	60,071
Ser. 95-12, Class PD, 8s, 2025	34,948	37,789
Ser. 95-5, Class A, 8s, 2025	41,440	44,909
Ser. 95-5, Class TA, 8s, 2025	10,016	10,885
Ser. 95-6, Class A, 8s, 2025	28,480	30,854
Ser. 95-7, Class A, 8s, 2025	35,762	38,781
Ser. 94-106, Class PA, 8s, 2024	54,587	59,211
Ser. 94-95, Class A, 8s, 2024	83,189	90,287
Ser. 05-W3, Class 1A, 7 1/2s, 2045	776,091	826,155
Ser. 04-W8, Class 3A, 7 1/2s, 2044	1,151,652	1,222,658
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	287,921	305,438
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	854,760	906,186
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	136,624	144,907
Ser. 03-W4, Class 4A, 7 1/2s, 2042	206,786	218,324
Ser. 02-T18, Class A4, 7 1/2s, 2042	175,270	185,520
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,049,516	1,110,747
Ser. 02-T16, Class A3, 7 1/2s, 2042	647,432	685,042
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	994,005	1,052,399
Ser. 02-W4, Class A5, 7 1/2s, 2042	1,075,987	1,137,594
Ser. 02-W1, Class 2A, 7 1/2s, 2042	26,451	27,826
Ser. 02-14, Class A2, 7 1/2s, 2042	94,552	99,914
Ser. 01-T10, Class A2, 7 1/2s, 2041	645,919	681,293
Ser. 02-T4, Class A3, 7 1/2s, 2041	193,254	203,841
Ser. 02-T6, Class A2, 7 1/2s, 2041	419,140	441,716
Ser. 01-T12, Class A2, 7 1/2s, 2041	266,765	281,495
Ser. 01-T8, Class A1, 7 1/2s, 2041	166,280	175,129
Ser. 01-T7, Class A1, 7 1/2s, 2041	431,584	454,027
Ser. 01-T3, Class A1, 7 1/2s, 2040	1,161	1,223
Ser. 99-T2, Class A1, 7 1/2s, 2039	99,437	105,237
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	364,621	385,116
Ser. 02-T1, Class A3, 7 1/2s, 2031	741,722	783,121
Ser. 00-T6, Class A1, 7 1/2s, 2030	354,487	372,921
Ser. 02-W7, Class A5, 7 1/2s, 2029	91,530	96,814
Ser. 02-W3, Class A5, 7 1/2s, 2028	380,297	401,861
IFB Ser. 05-66, Class PS, 7.3s, 2035	259,786	250,875
IFB Ser. 05-57, Class MN, 7.148s, 2035	304,986	308,024
Ser. 02-26, Class A1, 7s, 2048	456,441	476,750
Ser. 04-W12, Class 1A3, 7s, 2044	270,754	283,837
Ser. 04-T3, Class 1A3, 7s, 2044	559,560	586,316
Ser. 04-T2, Class 1A3, 7s, 2043	180,045	188,662
Ser. 03-W3, Class 1A2, 7s, 2042	181,505	189,768
Ser. 02-T16, Class A2, 7s, 2042	1,254,759	1,311,510
Ser. 02-T19, Class A2, 7s, 2042	908,352	950,059
Ser. 02-14, Class A1, 7s, 2042	686,570	716,850
Ser. 01-T10, Class A1, 7s, 2041	355,222	370,399
Ser. 02-T4, Class A2, 7s, 2041	827,077	862,606
Ser. 01-W3, Class A, 7s, 2041	159,894	166,675
Ser. 05-45, Class OX, Interest Only (IO), 7s, 2035	822,616	149,690
Ser. 04-W1, Class 2A2, 7s, 2033	1,336,455	1,399,950
Ser. 03-W8, Class 2A, 7s, 2042	1,795,968	1,879,279
Ser. 318, Class 2, IO, 6s, 2032	99,403	19,887
Ser. 350, Class 2, IO, 5 1/2s, 2034	3,846,292	818,400
Ser. 338, Class 2, IO, 5 1/2s, 2033	355,891	76,773
Ser. 333, Class 2, IO, 5 1/2s, 2033	2,024,477	437,206
Ser. 329, Class 2, IO, 5 1/2s, 2033	8,470,257	1,798,404
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	346,359	34,852
Ser. 343, Class 25, IO, 4 1/2s, 2018	580,657	87,040
IFB Ser. 03-66, Class SA, IO, 3.82s, 2033	484,288	37,230
IFB Ser. 04-51, Class S0, IO, 3.22s, 2034	123,414	7,133
IFB Ser. 05-65, Class KI, IO, 3.17s, 2035	8,445,314	525,214
IFB Ser. 05-89, Class S, IO, 3.06s, 2035	3,375,000	180,352
IFB Ser. 05-87, Class SG, IO, 3.03s, 2035	1,127,000	66,563
IFB Ser. 05-92, Class SC, IO, 2.99s, 2035	1,127,000	72,551
IFB Ser. 05-83, Class SL, IO, 2.95s, 2035	2,360,000	135,869
IFB Ser. 05-72, Class WS, IO, 2.92s, 2035	322,990	25,387
IFB Ser. 05-82, Class SW, IO, 2.9s, 2035	1,890,930	99,569
IFB Ser. 05-82, Class SY, IO, 2.9s, 2035	2,406,115	126,697
IFB Ser. 05-45, Class EW, IO, 2.89s, 2035	6,054,865	341,354
IFB Ser. 05-47, Class SW, IO, 2.89s, 2035	1,256,410	65,569
IFB Ser. 04-72, Class BS, IO, 2.67s, 2034	323,027	15,247
IFB Ser. 03-124, Class ST, IO, 2.67s, 2034	355,495	16,886
IFB Ser. 05-67, Class BS, IO, 2.32s, 2035	601,807	26,141
IFB Ser. 05-87, Class SE, IO, 2.3s, 2035	4,520,000	189,275
IFB Ser. 05-74, Class SE, IO, 2.27s, 2035	2,865,978	109,712
IFB Ser. 05-82, Class SI, IO, 2.27s, 2035	2,011,007	79,183

IFB Ser. 05-74, Class NI, IO, 2 1/4s, 2035	1,868,612	100,512
Ser. 03-W10, Class 1A, IO, 1.382s, 2043	13,086,528	216,746
Ser. 03-W10, Class 3A, IO, 1.365s, 2043	15,794,181	276,398
Ser. 03-T2, Class 2, IO, 0.905s, 2042	7,905,835	149,930
Ser. 03-W6, Class 51, IO, 0.683s, 2042	2,346,991	41,571
Ser. 05-65, Class KO, Principal Only (PO), zero %, 2035	253,341	216,470
Ser. 354, Class 1, PO, zero %, 2034	121,978	95,378
Ser. 352, Class 1, PO, zero %, 2034	1,530,742	1,198,319
Ser. 353, Class 1, PO, zero %, 2034	394,652	296,605
Ser. 02-82, Class TO, PO, zero %, 2032	286,000	229,515
FRB Ser. 05-79, Class FE, zero %, 2035	142,410	148,935
FRB Ser. 05-45, Class FG, zero %, 2035	127,780	134,412
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Ser.
212, IO, 6s, 2031	498,196	92,932
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	1,134,263	1,205,037
Ser. T-58, Class 4A, 7 1/2s, 2043	1,812,464	1,915,104
Ser. T-42, Class A5, 7 1/2s, 2042	258,198	272,684
Ser. T-41, Class 3A, 7 1/2s, 2032	70,170	73,965
Ser. T-60, Class 1A2, 7s, 2044	348,861	365,201
Ser. T-59, Class 1A2, 7s, 2043	761,855	798,810
Ser. T-55, Class 1A2, 7s, 2043	458,887	478,646
Freddie Mac
IFB Ser. 3012, Class GP, 7.96s, 2035	204,149	205,986
IFB Ser. 3031, Class BS, 7 3/4s, 2027	357,000	348,653
Ser. 2229, Class PD, 7 1/2s, 2030	60,721	64,839
Ser. 2224, Class PD, 7 1/2s, 2030	62,074	66,284
Ser. 2217, Class PD, 7 1/2s, 2030	63,314	67,608
Ser. 2187, Class PH, 7 1/2s, 2029	141,569	151,169
Ser. 1989, Class C, 7 1/2s, 2027	20,746	22,153
Ser. 1990, Class D, 7 1/2s, 2027	57,670	61,580
Ser. 1969, Class PF, 7 1/2s, 2027	49,812	53,190
Ser. 1975, Class E, 7 1/2s, 2027	13,196	14,091
Ser. 1943, Class M, 7 1/2s, 2027	30,962	33,062
Ser. 1932, Class E, 7 1/2s, 2027	43,039	45,958
Ser. 1938, Class E, 7 1/2s, 2027	18,018	19,240
Ser. 1941, Class E, 7 1/2s, 2027	14,599	15,589
Ser. 1924, Class H, 7 1/2s, 2027	47,488	50,708
Ser. 1928, Class D, 7 1/2s, 2027	18,422	19,671
Ser. 1915, Class C, 7 1/2s, 2026	41,873	44,712
Ser. 1923, Class D, 7 1/2s, 2026	49,667	53,035
Ser. 1904, Class D, 7 1/2s, 2026	54,826	58,544
Ser. 1905, Class H, 7 1/2s, 2026	47,968	51,221
Ser. 1890, Class H, 7 1/2s, 2026	45,991	49,110
Ser. 1895, Class C, 7 1/2s, 2026	24,201	25,842
Ser. 2256, Class UA, 7s, 2030	18,502	19,505
Ser. 2208, Class PG, 7s, 2030	161,826	170,600
Ser. 2211, Class PG, 7s, 2030	91,350	96,303
Ser. 2198, Class PH, 7s, 2029	133,691	140,940
Ser. 2054, Class H, 7s, 2028	338,222	356,560
Ser. 2031, Class PG, 7s, 2028	36,855	38,853
Ser. 2020, Class E, 7s, 2028	186,746	196,871
Ser. 1998, Class PL, 7s, 2027	79,342	83,644
Ser. 1999, Class PG, 7s, 2027	130,320	137,386
Ser. 2004, Class BA, 7s, 2027	76,521	80,670
Ser. 2005, Class C, 7s, 2027	60,177	63,439
Ser. 2005, Class CE, 7s, 2027	67,303	70,952
Ser. 2006, Class H, 7s, 2027	192,522	202,960
Ser. 2006, Class T, 7s, 2027	123,092	129,766
Ser. 1987, Class AP, 7s, 2027	39,940	42,105
Ser. 1987, Class PT, 7s, 2027	64,031	67,503
Ser. 1978, Class PG, 7s, 2027	114,840	121,067
Ser. 1973, Class PJ, 7s, 2027	137,329	144,775
Ser. 1725, Class D, 7s, 2024	26,354	27,783
Ser. 2008, Class G, 7s, 2023	9,947	10,487
Ser. 1750, Class C, 7s, 2023	58,848	62,039
Ser. 1530, Class I, 7s, 2023	62,866	66,274
Ser. 224, IO, 6s, 2033	293,886	59,226
Ser. 226, IO, 5 1/2s, 2034	687,990	150,621
Ser. 223, IO, 5 1/2s, 2032	370,192	76,117
Ser. 3045, Class DI, IO, 5s, 2035	7,390,300	385,685
IFB Ser. 3031, Class BI, IO, 3.1s, 2035	249,000	20,687
IFB Ser. 3033, Class SF, IO, 3.097s, 2012	385,000	25,506
IFB Ser. 2981, Class AS, IO, 2.952s, 2035	805,670	42,298
IFB Ser. 2981, Class BS, IO, 2.952s, 2035	443,908	23,039
IFB Ser. 2981, Class CS, IO, 2.952s, 2035	544,676	28,595
IFB Ser. 3012, Class UI, IO, 2.652s, 2035	497,265	26,936
IFB Ser. 2937, Class SY, IO, 2.332s, 2035	283,990	10,650
IFB Ser. 3012, Class IG, IO, 2.312s, 2035	1,808,924	91,210
IFB Ser. 2957, Class SW, IO, 2.232s, 2035	1,674,815	60,189
Ser. 3045, Class DO, PO, zero %, 2035	565,100	449,608
FRB Ser. 3046, Class UF, zero %, 2035	147,000	146,213
FRB Ser. 3024, Class CW, zero %, 2035	92,098	91,727
FRB Ser. 3022, Class TC, zero %, 2035	92,579	100,984

FRB Ser. 2958, Class FL, zero %, 2035	186,471	180,397
FRN Ser. 3030, Class CF, zero %, 2035	134,000	140,533
Government National Mortgage Association
IFB Ser. 05-68, Class SP, 8.255s, 2035	1,996,000	1,900,756
IFB Ser. 05-68, Class DP, 7.34s, 2035	961,000	953,687
IFB Ser. 05-7, Class NP, 6.16s, 2033	104,401	101,773
IFB Ser. 05-68, Class SI, IO, 2.66s, 2035	4,167,000	246,964
IFB Ser. 05-65, Class SI, IO, 2.554s, 2035	1,873,803	93,539
IFB Ser. 05-51, Class SJ, IO, 2.404s, 2035	1,268,643	66,207
IFB Ser. 05-68, Class S, IO, 2.404s, 2029	2,514,000	132,049
IFB Ser. 05-60, Class SJ, IO, 2.052s, 2034	2,008,000	83,458
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	164,079	177,327
Ser. 05-RP3, Class 1A3, 8s, 2035	489,015	522,855
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	403,347	425,940

Total collateralized mortgage obligations (cost $51,007,046)		$49,999,472

ASSET-BACKED SECURITIES (2.5%)(a)

	Principal amount	Value

Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.721s, 2034	$1,616,928	$11,116
Ser. 05-E, Class 2, IO, 0.306s, 2035	3,343,000	26,117
Master Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	414,441	9,843
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	1,058,341	3,307
Morgan Stanley Mortgage Loan Trust
Ser. 05-3AR, Class 2A2, 5.29s, 2035	1,218,589	1,222,349
Ser. 05-5AR, Class 2A1, 5.475s, 2035	894,980	900,538
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR9, Class 1A2, 4.354s, 2035	517,657	509,624
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	4,729,000	83,496
Ser. 05-AR12, Class 2A5, 4.322s, 2035	2,092,000	2,043,307

Total asset-backed securities (cost $4,858,853)		$4,809,697

SHORT-TERM INVESTMENTS (29.2%)(a)

	Principal amount	Value

Interest in $475,000,000 joint tri-party repurchase agreement dated September
30, 2005, with Bank of America Securities LLC, due October 3, 2005, with respect to various U.S. Government obligations -- maturity value of
$46,415,003 for an effective yield of 3.88% (collateralized by Freddie Mac and
Fannie Mae with yields ranging from 3.78% to 6.00% and a due dates ranging
from July 1, 2025 to September 1, 2035, valued at $484,500,000)	$46,400,000	$46,400,000
U.S. Treasury Bills zero %, November 3, 2005 (SEG)	117,000	116,670
U.S. Treasury Bills zero %, November 30, 2005 (SEG)	11,000	10,968
Federal Home Loan Bank, zero %, October 12, 2005	10,000,000	9,988,167

Total short-term investments (cost $56,515,805)		$56,515,805

TOTAL INVESTMENTS

Total investments (cost $258,785,526) (b)		$259,415,295

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro 90 day (Long)	6	$1,434,225	Dec-05	$(10,553)
Euro 90 day (Long)	2	477,250	Mar-05	(2,108)
U.S. Treasury Bond (Long)	75	8,580,469	Dec-05	(137,401)
U.S. Treasury Note 5 yr (Short)	846	90,403,031	Dec-05	727,112
U.S. Treasury Note 10 yr (Long)	496	54,521,250	Dec-05	(611,608)
U.S. Treasury Note 2 yr (Short)	48	9,882,750	Dec-05	34,200

Total				$(358)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/05 (proceeds receivable $18,419,184) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value
FHLMC, 6 1/2s, October 1, 2035	$8,040,000	10/13/05	$8,262,984
FNMA, 5 1/2s, October 1, 2035	4,200,000	10/13/05	4,198,688
FNMA, 4 1/2s, October 1, 2020	6,000,000	10/18/05	5,873,906

Total			$18,335,578

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with Bank of America, N.A. dated August 9, 2005 to pay semi-annually the notional amount multiplied by 4.892% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	$26,000,000	8/11/15	$(262,742)

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	7,000,000	3/30/09	344,119

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,779,000	12/5/05	(13,046)

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	879,000	12/16/05	(670)

Agreement with Bank of America, N.A. dated August 30, 2005 to pay semi-annually the notional amount multiplied by 4.53125% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	160,000	9/1/15	(3,092)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	2,529,200	7/9/06	(32,234)

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	996,000	8/2/15	(7,956)

Agreement with Lehman Brothers Special Financing, Inc. dated
February 2, 2005 to receive semi-annually the notional amount multiplied by 4.089% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	36,700,000	2/4/10	(764,816)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	19,434,000	12/15/13	108,014

Agreement with Lehman Brothers Special Financing, Inc. dated June
27, 2005 to pay semi-annually the notional amount multiplied by
3.9334% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	12,900,000	6/29/07	4,446

Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	8,109,000	12/9/05	12,772

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	2,731,000	12/16/13	(3,485)

Agreement with Lehman Brothers Special Financing, Inc. dated June
27, 2005 to pay semi-annually the notional amount multiplied by
4.3059% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,300,000	6/29/15	59,146

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	1,581,000	12/15/13	(16,532)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 2.235% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	378,000	12/15/05	(522)

Total			$(576,598)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	depreciation

Agreement with Lehman Brothers Finance, S.A. dated
September 20, 2005 to receive/(pay) semiannually the
notional amount multiplied by the return of the Lehman
Brothers US Hybrid ARM Index and pay semiannually the
notional amount multiplied by the six month USD-LIBOR-BBA
adjusted by a specified spread.	$49,433,000	2/21/06	$(172,209)

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $566,976) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a
fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	$7,330,000	Jul 17 / $4.55	$373,830

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a
fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	7,330,000	Jul 17 / $4.55	175,920

			$549,750

NOTES

(a)	Percentages indicated are based on net assets of $193,790,310.

(b)	The aggregate identified cost on a tax basis is $259,092,295, resulting in gross unrealized appreciation and depreciation of $2,443,242 and $2,120,242, respectively, or net unrealized appreciation of $323,000.

(SEG)	This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at
September 30, 2005.

At September 30, 2005, liquid assets totaling $95,322,818 have been designated as collateral for open forward commitments and open swap contracts.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at
September 30, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2005.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the
Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.
The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.
Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-
market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.
Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Appreciation Fund

The fund's portfolio

9/30/05 (Unaudited)
COMMON STOCKS (99.7%)(a)

	Shares	Value

Aerospace and Defense (0.0%)
AAR Corp. (NON)	734	$12,610
Triumph Group, Inc. (NON)	261	9,701
		22,311

Airlines (0.8%)
Alaska Air Group, Inc. (NON)	1,547	44,956
ExpressJet Holdings, Inc. (NON) (S)	7,455	66,871
JetBlue Airways Corp. (NON) (S)	17,180	302,368
World Air Holdings, Inc. (NON)	647	6,858
		421,053

Automotive (0.8%)
BorgWarner, Inc.	3,260	184,060
TBC Corp. (NON)	314	10,830
Tenneco Automotive, Inc. (NON)	13,372	234,144
		429,034

Banking (6.9%)
Anchor BanCorp Wisconsin, Inc.	671	19,781
Bank of America Corp.	17,480	735,908
Center Financial Corp.	176	4,136
City Holding Co.	438	15,663
Commerce Bancorp, Inc. (S)	46,080	1,414,195
First Regional Bancorp (NON)	46	3,624
FirstFed Financial Corp. (NON)	4,851	261,032
Independent Bank Corp. - Michigan	542	15,734
Lakeland Financial Corp.	100	4,135
Provident Financial Hldgs.	153	4,292
R&G Financial Corp. Class B (Puerto Rico)	5,552	76,340
Republic Bancorp, Inc. Class A	143	2,992
Southwest Bancorp, Inc.	304	6,679
Taylor Capital Group, Inc.	89	3,366
U.S. Bancorp	31,020	871,042
Westcorp	900	53,010
		3,491,929

Biotechnology (0.3%)
Albany Molecular Research, Inc. (NON)	2,249	27,393
Arqule, Inc. (NON)	841	6,585
Connetics Corp. (NON)	800	13,528
Diversa Corp. (NON)	1,353	7,834
Regeneron Pharmaceuticals, Inc. (NON)	3,377	32,048
Savient Pharmaceuticals, Inc. (NON)	4,700	17,719
Telik, Inc. (NON) (S)	1,330	21,759
		126,866

Building Materials (1.6%)
Masco Corp.	24,140	740,615
Tyler Technologies, Inc. (NON)	2,193	18,158
Universal Forest Products, Inc.	573	32,844
		791,617

Chemicals (0.4%)
Andersons, Inc. (The)	92	2,694
Georgia Gulf Corp.	8,854	213,204
		215,898

Commercial and Consumer Services (6.3%)
Administaff, Inc.	5,278	209,748
Catalina Marketing Corp.	6,235	141,784
CCC Information Services Group (NON)	299	7,813
Consolidated Graphics, Inc. (NON)	904	38,917
eBay, Inc. (NON)	28,160	1,160,192
Google, Inc. Class A (NON)	1,360	430,386
HUB Group, Inc. Class A (NON)	757	27,789

John H. Harland Co.	2,694	119,614
NCO Group, Inc. (NON)	378	7,809
Sabre Holdings Corp.	13,215	268,000
Spherion Corp. (NON)	1,000	7,600
Startek, Inc.	1,401	18,493
TeleTech Holdings, Inc. (NON)	2,851	28,567
Unifirst Corp.	773	27,109
Yahoo!, Inc. (NON)	20,120	680,861
		3,174,682

Communications Equipment (1.9%)
Cisco Systems, Inc. (NON)	51,880	930,208
Redback Networks, Inc. (NON)	2,285	22,667
		952,875

Computers (5.6%)
Apple Computer, Inc. (NON)	17,010	911,906
Brocade Communications Systems, Inc. (NON)	54,811	223,629
Catapult Communications Corp. (NON)	855	15,681
Checkpoint Systems, Inc. (NON)	1,290	30,599
Dell, Inc. (NON)	38,580	1,319,436
Emulex Corp. (NON)	16,597	335,425
Magma Design Automation, Inc. (NON)	378	3,069
Netgear, Inc. (NON)	212	5,101
		2,844,846

Conglomerates (1.7%)
Tyco International, Ltd.	31,120	866,692

Construction (0.0%)
Huttig Building Products, Inc. (NON)	689	6,235

Consumer Cyclicals (0.0%)
Hooker Furniture Corp.	815	13,545

Consumer Finance (6.4%)
Accredited Home Lenders Holding Co. (NON) (S)	2,912	102,386
Asta Funding, Inc.	431	13,085
Capital One Financial Corp.	15,167	1,206,080
CompuCredit Corp. (NON) (S)	3,230	143,477
Countrywide Financial Corp.	52,715	1,738,541
Doral Financial Corp. (Puerto Rico) (S)	2,885	37,707
World Acceptance Corp. (NON)	861	21,878
		3,263,154

Consumer Goods (1.8%)
Avon Products, Inc.	22,980	620,460
Blyth Industries, Inc.	1,650	36,779
Darling International, Inc. (NON)	1,549	5,468
Yankee Candle Co., Inc. (The)	10,065	246,593
		909,300

Consumer Services (0.3%)
Alderwoods Group, Inc. (Canada) (NON)	2,261	37,035
Geo Group, Inc. (The) (NON)	712	18,868
Labor Ready, Inc. (NON)	3,903	100,112
		156,015

Electric Utilities (1.1%)
Alliant Energy Corp.	219	6,379
Black Hills Corp.	1,580	68,525
CMS Energy Corp. (NON)	29,791	490,062
Puget Energy, Inc.	161	3,780
		568,746

Electronics (0.3%)
Agilysys, Inc.	521	8,774
FEI Co. (NON)	217	4,177
IXYS Corp. (NON)	1,793	18,934
Methode Electronics, Inc. Class A	1,427	16,439
Omnivision Technologies, Inc. (NON) (S)	2,232	28,168
Stoneridge, Inc. (NON)	865	7,110
TriQuint Semiconductor, Inc. (NON)	8,800	30,976
TTM Technologies, Inc. (NON)	2,713	19,398

		133,976

Energy (0.3%)
Atwood Oceanics, Inc. (NON)	219	18,442
Parker Drilling Co. (NON)	13,210	122,457
		140,899

Engineering & Construction (0.0%)
Noble International, Ltd.	462	11,162

Financial (4.4%)
Asset Acceptance Capital Corp. (NON)	622	18,641
CNA Surety Corp. (NON)	689	9,798
Fannie Mae	16,810	753,424
New Century Financial Corp. (R)	1,550	56,219
PMI Group, Inc. (The)	14,800	590,076
Radian Group, Inc.	4,337	230,295
S&P 500 Index Depositary Receipts (SPDR Trust Series 1) (S)	4,651	572,259
Student Loan Corp.	5	1,184
		2,231,896

Forest Products and Packaging (0.6%)
Albany International Corp.	4,264	157,214
CSS Industries, Inc.	285	9,268
Graphic Packaging Corp. (NON)	1,002	2,806
Grief, Inc. Class A	921	55,352
Louisiana-Pacific Corp.	3,680	101,899
		326,539

Gaming & Lottery (0.0%)
Dover Downs Gaming & Entertainment, Inc.	720	9,792

Health Care Services (3.8%)
American Dental Partners, Inc. (NON)	177	6,004
Cerner Corp. (NON) (S)	3,958	344,069
Genesis HealthCare Corp. (NON)	1,920	77,414
Manor Care, Inc.	11,168	428,963
OCA, Inc. (NON)	400	600
Odyssey Healthcare, Inc. (NON)	1,077	18,277
UnitedHealth Group, Inc.	18,760	1,054,312
		1,929,639

Homebuilding (1.8%)
NVR, Inc. (NON)	1,040	920,348

Household Furniture and Appliances (0.0%)
Select Comfort Corp. (NON)	433	8,651

Insurance (8.0%)
Affirmative Insurance Holdings, Inc.	427	6,217
American Equity Investment Life Holding Co.	5,066	57,499
American International Group, Inc.	31,190	1,932,532
American Physicians Capital, Inc. (NON)	498	24,467
AmerUs Group Co. (S)	8,027	460,509
Commerce Group, Inc.	1,199	69,566
Delphi Financial Group Class A	1,130	52,884
Direct General Corp.	631	12,450
Everest Re Group, Ltd. (Barbados)	6,930	678,447
FPIC Insurance Group, Inc. (NON)	101	3,635
HCC Insurance Holdings, Inc.	9,987	284,929
Infinity Property & Casualty Corp.	892	31,300
IPC Holdings, Ltd. (Bermuda)	37	1,208
Midland Co. (The)	267	9,620
National Interstate Corp.	231	3,996
Presidential Life Corp.	777	13,986
Stancorp Financial Group	740	62,308
Triad Guaranty, Inc. (NON)	300	11,766
United Fire & Casualty Co.	859	38,749
W.R. Berkley Corp.	6,312	249,198
Zenith National Insurance Corp.	710	44,510
		4,049,776

Investment Banking/Brokerage (0.9%)
Affiliated Managers Group (NON)	5,049	365,649
Calamos Asset Management, Inc. Class A	611	15,079
IndyMac Bancorp, Inc.	1,540	60,953

		441,681

Leisure (1.9%)
Artic Cat, Inc.	1,163	23,888
Harley-Davidson, Inc. (S)	19,550	947,002
Marine Products Corp.	332	3,662
		974,552

Lodging/Tourism (1.7%)
MTR Gaming Group, Inc. (NON)	1,294	10,365
Royal Caribbean Cruises, Ltd.	19,260	832,032
		842,397

Machinery (1.2%)
Applied Industrial Technologies, Inc.	864	31,000
Cascade Corp.	740	36,038
Terex Corp. (NON)	10,898	538,688
		605,726

Manufacturing (0.1%)
Blount International, Inc. (NON)	695	12,260
Titan International, Inc.	899	12,343
		24,603

Medical Technology (0.9%)
Alliance Imaging, Inc. (NON)	824	7,045
American Medical Systems Holdings, Inc. (NON)	5,880	118,482
Analogic Corp.	784	39,521
Candela Corp. (NON)	367	3,604
Cantel Medical Corp. (NON)	278	5,849
Charles River Laboratories International, Inc. (NON)	60	2,617
Epix Pharmaceuticals, Inc. (NON)	1,560	12,012
Medical Action Industries, Inc. (NON)	212	3,638
Mentor Corp.	602	33,116
Respironics, Inc. (NON)	5,040	212,587
		438,471

Metal Fabricators (0.1%)
Brush Engineered Materials, Inc. (NON)	1,625	25,805
Mueller Industries, Inc.	500	13,885
		39,690

Metals (2.8%)
A.M. Castle & Co. (NON)	1,056	18,480
AK Steel Holding Corp. (NON)	26,673	228,588
Encore Wire Corp. (NON)	1,526	24,813
NS Group, Inc. (NON)	112	4,396
Reliance Steel & Aluminum Co.	5,572	294,926
Shiloh Industries, Inc. (NON)	288	3,856
Steel Dynamics, Inc.	13,300	451,668
United States Steel Corp.	9,810	415,454
		1,442,181

Miscellaneous (0.9%)
iShares Russell 2000 Index Fund (S)	6,900	458,091

Natural Gas Utilities (0.2%)
Energen Corp.	75	3,245
Transmontaigne, Inc. (NON)	2,541	20,303
WGL Holdings, Inc.	2,430	78,076
		101,624

Office Equipment & Supplies (0.1%)
Kimball International, Inc. Class B	611	7,387
Steelcase, Inc.	2,641	38,189
Systemax, Inc. (NON)	944	6,646
		52,222

Oil & Gas (8.0%)
Amerada Hess Corp.	9,490	1,304,875
Cabot Oil & Gas Corp. Class A	199	10,051
Callon Petroleum Co. (NON)	1,115	23,337

Chevron Corp.	5,440	352,131
Giant Industries, Inc. (NON)	4,580	268,113
Harvest Natural Resources, Inc. (NON)	670	7,189
Occidental Petroleum Corp.	20,188	1,724,661
Petroleum Development Corp. (NON)	882	33,816
Vintage Petroleum, Inc.	7,341	335,190
		4,059,363

Pharmaceuticals (2.9%)
Enzon, Inc. (NON)	1,486	9,852
King Pharmaceuticals, Inc. (NON)	4,692	72,163
Pfizer, Inc.	47,394	1,183,428
Watson Pharmaceuticals, Inc. (NON)	5,230	191,470
		1,456,913

Power Producers (1.0%)
AES Corp. (The) (NON)	31,900	524,117

Publishing (0.1%)
Hollinger International, Inc.	2,979	29,194

Railroads (0.0%)
Rail America, Inc. (NON)	730	8,687

Real Estate (2.8%)
Boykin Lodging Co. (R) (NON)	1,150	14,283
Capital Automotive (R)	5,650	218,712
CBL & Associates Properties (R)	4,688	192,161
Cedar Shopping Centers, Inc. (R)	400	5,788
Equity Inns, Inc. (R)	7,645	103,208
Hospitality Properties Trust (R)	1,289	55,247
Innkeepers USA Trust (R)	1,000	15,450
LTC Properties, Inc. (R)	1,491	31,609
Mills Corp. (R)	2,290	126,133
National Health Investors, Inc. (R)	5,258	145,173
Nationwide Health Properties, Inc. (R)	3,585	83,531
Newcastle Investment Corp. (R)	1,468	40,957
Novastar Financial, Inc. (R) (S)	780	25,732
Omega Healthcare Investors, Inc. (R)	3,207	44,641
RAIT Investment Trust (R)	3,899	111,122
Redwood Trust, Inc. (R) (S)	4,436	215,634
		1,429,381

Restaurants (0.2%)
Denny's Corp. (NON)	3,975	16,496
Domino's Pizza, Inc.	3,366	78,495
Luby's, Inc. (NON)	1,156	15,097
		110,088

Retail (6.3%)
Best Buy Co., Inc.	13,485	587,002
Blair Corp.	83	3,062
Borders Group, Inc.	3,820	84,689
Buckle, Inc. (The)	862	29,282
Cato Corp. (The) Class A	3,079	61,364
CSK Auto Corp. (NON)	1,065	15,847
Home Depot, Inc. (The)	21,440	817,722
Ingles Markets, Inc. Class A	337	5,325
Nash Finch Co. (S)	3,130	132,055
Nu Skin Enterprises, Inc. Class A	4,227	80,524
Payless ShoeSource, Inc. (NON)	5,464	95,074
Rent-A-Center, Inc. (NON)	11,463	221,351
ShopKo Stores, Inc. (NON)	1,740	44,405
Supervalu, Inc.	12,172	378,793
Timberland Co. (The) Class A (NON)	10,905	368,371
Too, Inc. (NON)	8,671	237,846
Trans World Entertainment Corp. (NON)	1,387	10,943
		3,173,655

Schools (1.4%)
Apollo Group, Inc. Class A (NON) (S)	9,740	646,639
Education Management Corp. (NON)	2,030	65,447
		712,086

Semiconductor (0.2%)
ADE Corp. (NON)	736	16,545

Advanced Energy Industries, Inc. (NON)	683	7,349
Sigmatel, Inc. (NON)	3,254	65,861
		89,755

Shipping (0.1%)
ABX Air, Inc. (NON)	1,699	13,932
Arkansas Best Corp.	1,117	38,950
Maritrans, Inc.	619	19,808
		72,690

Software (5.5%)
Adobe Systems, Inc.	17,800	531,330
Ansoft Corp. (NON)	382	11,116
Atari, Inc. (NON)	3,400	4,896
Blackboard, Inc. (NON)	890	22,259
BMC Software, Inc. (NON)	29,088	613,757
Citrix Systems, Inc. (NON)	16,956	426,274
EPIQ Systems, Inc. (NON)	1,103	24,067
Hyperion Solutions Corp. (NON)	3,690	179,519
Mantech International Corp. Class A (NON)	410	10,828
Oracle Corp. (NON)	73,290	908,063
SonicWall, Inc. (NON)	2,716	17,247
SPSS, Inc. (NON)	788	18,912
		2,768,268

Staffing (0.1%)
AMN Healthcare Services, Inc. (NON)	1,783	27,583

Technology Services (0.6%)
Acxiom Corp.	7,396	138,453
MTS Systems Corp.	479	18,092
Transaction Systems Architects, Inc. (NON)	2,040	56,814
United Online, Inc.	7,306	101,188
		314,547

Telecommunications (1.3%)
Commonwealth Telephone Enterprises, Inc.	785	29,595
Earthlink, Inc. (NON)	42,347	453,113
Intrado, Inc. (NON)	1,100	19,833
Premiere Global Services, Inc. (NON)	17,625	144,173
Talk America Holdings, Inc. (NON)	2,113	19,926
		666,640

Textiles (0.6%)
Stride Rite Corp.	801	10,269
Tommy Hilfiger Corp. (Hong Kong) (NON)	5,380	93,343
Wolverine World Wide, Inc.	10,279	216,373
		319,985

Tobacco (1.7%)
Altria Group, Inc.	11,980	883,046

Toys (0.3%)
Hasbro, Inc.	7,109	139,692
Jakks Pacific, Inc. (NON) (S)	715	11,600
		151,292

Trucks & Parts (0.7%)
Autoliv, Inc. (Sweden)	8,691	378,059

Total common stocks (cost $46,964,840)		$50,614,063

SHORT-TERM INVESTMENTS (6.6%)(a) (cost $0)
	Principal amount	Value
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)	$3,355,683	$3,352,022

TOTAL INVESTMENTS

Total investments (cost $50,316,862) (b)		$53,966,085

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	(depreciation)
Agreement with Citigroup Global Markets Limited dated February 28,
2005 to receive monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus
25 basis points.	$26,960	2/28/06	$(2,417)

Total			$(2,417)

NOTES

(a)	Percentages indicated are based on net assets of $50,783,072.

(b)	The aggregate identified cost on a tax basis is $51,055,820, resulting in gross unrealized appreciation and depreciation of $2,242,125 and $668,140, respectively, or net unrealized appreciation of $2,910,265.

(NON) Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(R)	Real Estate Investment Trust.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $3,258,184. The fund received cash collateral of $3,352,022 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $8,376 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $10,466,592 and $10,873,348, respectively.

At September 30, 2005, liquid assets totaling $26,960 have been designated as collateral for open swap contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund

The fund's portfolio

9/30/05 (Unaudited)
COMMON STOCKS (99.5%)(a)

	Shares	Value

Aerospace and Defense (0.1%)
AAR Corp. (NON)	1,081	$18,572
Triumph Group, Inc. (NON)	350	13,010
		31,582

Airlines (0.6%)
Alaska Air Group, Inc. (NON)	2,278	66,199
ExpressJet Holdings, Inc. (NON)	12,031	107,918
World Air Holdings, Inc. (NON)	953	10,102
		184,219

Automotive (2.4%)
BorgWarner, Inc.	5,170	291,898
TBC Corp. (NON)	463	15,969
Tenneco Automotive, Inc. (NON)	23,853	417,666
		725,533

Banking (2.5%)
Anchor BanCorp Wisconsin, Inc.	989	29,156
Center Financial Corp.	259	6,087
City Holding Co.	644	23,029
First Regional Bancorp (NON)	68	5,358
FirstFed Financial Corp. (NON)	8,115	436,668
Independent Bank Corp. - Michigan	799	23,204
Lakeland Financial Corp.	100	4,135
Provident Financial Hldgs.	225	6,311
R&G Financial Corp. Class B (Puerto Rico)	9,301	127,889
Republic Bancorp, Inc. Class A	210	4,393
Southwest Bancorp, Inc.	449	9,865
Taylor Capital Group, Inc.	131	4,954
Westcorp	1,500	88,350
		769,399

Biotechnology (0.6%)
Albany Molecular Research, Inc. (NON)	3,558	43,336
Arqule, Inc. (NON)	1,239	9,701
Connetics Corp. (NON)	1,109	18,753
Diversa Corp. (NON)	1,993	11,539
Regeneron Pharmaceuticals, Inc. (NON)	4,975	47,213
Savient Pharmaceuticals, Inc. (NON)	6,700	25,259
Telik, Inc. (NON)	1,927	31,526
		187,327

Building Materials (0.2%)
Tyler Technologies, Inc. (NON)	2,200	18,216
Universal Forest Products, Inc.	844	48,378
		66,594

Chemicals (1.2%)
Andersons, Inc. (The)	135	3,953
Georgia Gulf Corp.	14,661	353,037
		356,990

Commercial and Consumer Services (4.9%)
Administaff, Inc.	9,568	380,232
Catalina Marketing Corp.	10,446	237,542
CCC Information Services Group (NON)	441	11,523
Consolidated Graphics, Inc. (NON)	1,332	57,343
HUB Group, Inc. Class A (NON)	1,115	40,932
John H. Harland Co.	4,440	197,136
NCO Group, Inc. (NON)	557	11,508
Sabre Holdings Corp.	21,953	445,207
Spherion Corp. (NON)	1,300	9,880
Startek, Inc.	1,100	14,520
TeleTech Holdings, Inc. (NON)	4,200	42,084
Unifirst Corp.	1,139	39,945
		1,487,852

Communications Equipment (0.1%)
Redback Networks, Inc. (NON)	3,366	33,391

Computers (3.3%)

Brocade Communications Systems, Inc. (NON)	88,838	362,459
Catapult Communications Corp. (NON)	1,259	23,090
Checkpoint Systems, Inc. (NON)	1,745	41,391
Emulex Corp. (NON)	27,507	555,916
Magma Design Automation, Inc. (NON)	557	4,523
Netgear, Inc. (NON)	312	7,507
		994,886

Construction (--%)
Huttig Building Products, Inc. (NON)	1,015	9,186

Consumer Cyclicals (--%)
Hooker Furniture Corp.	100	1,662

Consumer Finance (1.7%)
Accredited Home Lenders Holding Co. (NON)	4,879	171,546
Asta Funding, Inc.	634	19,248
CompuCredit Corp. (NON)	5,355	237,869
Doral Financial Corp. (Puerto Rico)	4,184	54,685
World Acceptance Corp. (NON)	1,269	32,245
		515,593

Consumer Goods (1.6%)
Blyth Industries, Inc.	2,391	53,295
Darling International, Inc. (NON)	2,281	8,052
Yankee Candle Co., Inc. (The)	16,811	411,870
		473,217

Consumer Services (0.8%)
Alderwoods Group, Inc. (Canada) (NON)	3,330	54,545
Geo Group, Inc. (The) (NON)	1,049	27,799
Labor Ready, Inc. (NON)	6,540	167,751
		250,095

Electric Utilities (3.2%)
Alliant Energy Corp.	322	9,380
Black Hills Corp.	2,519	109,249
CMS Energy Corp. (NON)	51,009	839,098
Puget Energy, Inc.	238	5,588
		963,315

Electronics (0.7%)
Agilysys, Inc.	768	12,933
FEI Co. (NON)	319	6,141
IXYS Corp. (NON)	2,641	27,889
Methode Electronics, Inc. Class A	2,102	24,215
Omnivision Technologies, Inc. (NON)	3,288	41,495
Stoneridge, Inc. (NON)	1,274	10,472
TriQuint Semiconductor, Inc. (NON)	12,900	45,408
TTM Technologies, Inc. (NON)	3,997	28,579
		197,132

Energy (0.8%)
Atwood Oceanics, Inc. (NON)	322	27,116
Parker Drilling Co. (NON)	21,771	201,817
		228,933

Engineering & Construction (0.1%)
Noble International, Ltd.	681	16,453

Financial (1.6%)
Asset Acceptance Capital Corp. (NON)	916	27,453
CNA Surety Corp. (NON)	1,015	14,433
New Century Financial Corp. (R)	2,499	90,639
Radian Group, Inc.	6,826	362,461
Student Loan Corp.	7	1,658
		496,644

Forest Products and Packaging (1.8%)
Albany International Corp.	7,145	263,436
CSS Industries, Inc.	419	13,626
Graphic Packaging Corp. (NON)	1,476	4,133
Grief, Inc. Class A	1,487	89,369
Louisiana-Pacific Corp.	6,109	169,158
		539,722

Gaming & Lottery (0.1%)
Dover Downs Gaming & Entertainment, Inc.	1,061	14,430

Health Care Services (4.8%)
American Dental Partners, Inc. (NON)	261	8,853
Cerner Corp. (NON)	6,799	591,037
Genesis HealthCare Corp. (NON)	3,113	125,516
Manor Care, Inc.	18,257	701,251
OCA, Inc. (NON)	600	900
Odyssey Healthcare, Inc. (NON)	1,586	26,914
		1,454,471

Household Furniture and Appliances (--%)
Select Comfort Corp. (NON)	638	12,747

Insurance (7.4%)
Affirmative Insurance Holdings, Inc.	629	9,158
American Equity Investment Life Holding Co.	6,810	77,294
American Physicians Capital, Inc. (NON)	734	36,061
AmerUs Group Co.	13,155	754,702
Commerce Group, Inc.	1,767	102,521
Delphi Financial Group Class A	1,565	73,242
Direct General Corp.	930	18,349
FPIC Insurance Group, Inc. (NON)	149	5,363
HCC Insurance Holdings, Inc.	17,193	490,516
Infinity Property & Casualty Corp.	1,315	46,143
IPC Holdings, Ltd. (Bermuda)	55	1,796
Midland Co. (The)	393	14,160
National Interstate Corp.	341	5,899
Presidential Life Corp.	200	3,600
Stancorp Financial Group	1,224	103,061
Triad Guaranty, Inc. (NON)	443	17,374
United Fire & Casualty Co.	800	36,088
W.R. Berkley Corp.	9,710	383,351
Zenith National Insurance Corp.	1,023	64,132
		2,242,810

Investment Banking/Brokerage (2.3%)
Affiliated Managers Group (NON)	8,206	594,279
Calamos Asset Management, Inc. Class A	900	22,212
IndyMac Bancorp, Inc.	2,325	92,024
		708,515

Leisure (0.1%)
Artic Cat, Inc.	1,713	35,185
Marine Products Corp.	489	5,394
		40,579

Lodging/Tourism (--%)
MTR Gaming Group, Inc. (NON)	1,906	15,267

Machinery (3.4%)
Applied Industrial Technologies, Inc.	1,273	45,675
Cascade Corp.	1,090	53,083
Terex Corp. (NON)	18,591	918,953
		1,017,711

Manufacturing (0.1%)
Blount International, Inc. (NON)	1,024	18,063
Titan International, Inc.	1,324	18,179
		36,242

Medical Technology (2.3%)
Alliance Imaging, Inc. (NON)	1,214	10,380
American Medical Systems Holdings, Inc. (NON)	9,742	196,301
Analogic Corp.	1,155	58,224
Candela Corp. (NON)	541	5,313
Cantel Medical Corp. (NON)	409	8,605
Charles River Laboratories International, Inc. (NON)	88	3,839
Epix Pharmaceuticals, Inc. (NON)	2,271	17,487
Medical Action Industries, Inc. (NON)	312	5,354
Mentor Corp.	956	52,590
Respironics, Inc. (NON)	8,352	352,287
		710,380

Metal Fabricators (0.2%)
Brush Engineered Materials, Inc. (NON)	2,394	38,017
Mueller Industries, Inc.	607	16,856
		54,873

Metals (5.5%)
A.M. Castle & Co. (NON)	1,556	27,230
AK Steel Holding Corp. (NON)	43,551	373,232

Encore Wire Corp. (NON)	2,248	36,552
NS Group, Inc. (NON)	165	6,476
Reliance Steel & Aluminum Co.	8,700	460,491
Shiloh Industries, Inc. (NON)	424	5,677
Steel Dynamics, Inc.	22,486	763,625
		1,673,283

Natural Gas Utilities (0.6%)
Energen Corp.	111	4,802
Transmontaigne, Inc. (NON)	3,743	29,907
WGL Holdings, Inc.	4,169	133,950
		168,659

Office Equipment & Supplies (0.3%)
Kimball International, Inc. Class B	900	10,881
Steelcase, Inc.	3,890	56,249
Systemax, Inc. (NON)	1,390	9,786
		76,916

Oil & Gas (3.8%)
Cabot Oil & Gas Corp. Class A	294	14,850
Callon Petroleum Co. (NON)	1,643	34,388
Giant Industries, Inc. (NON)	7,439	435,479
Harvest Natural Resources, Inc. (NON)	987	10,591
Petroleum Development Corp. (NON)	1,299	49,804
Vintage Petroleum, Inc.	13,230	604,082
		1,149,194

Other (3.4%)
iShares Russell 2000 Index Fund	12,557	833,659
S&P 500 Index Depositary Receipts (SPDR Trust Series 1)	1,670	205,477

		1,039,136

Pharmaceuticals (1.5%)
Enzon, Inc. (NON)	2,188	14,506
King Pharmaceuticals, Inc. (NON)	7,448	114,550
Watson Pharmaceuticals, Inc. (NON)	8,619	315,542
		444,598

Publishing (0.1%)
Hollinger International, Inc.	4,388	43,002

Railroads (--%)
Rail America, Inc. (NON)	1,075	12,793

Real Estate (7.4%)
Boykin Lodging Co. (R) (NON)	1,694	21,039
Capital Automotive (R)	9,213	356,635
CBL & Associates Properties (R)	7,727	316,730
Cedar Shopping Centers, Inc. (R)	500	7,235
Equity Inns, Inc. (R)	12,601	170,114
Hospitality Properties Trust (R)	2,046	87,692
Innkeepers USA Trust (R)	1,400	21,630
LTC Properties, Inc. (R)	2,197	46,576
Mills Corp. (R)	3,723	205,063
National Health Investors, Inc. (R)	8,042	222,040
Nationwide Health Properties, Inc. (R)	5,907	137,633
Newcastle Investment Corp. (R)	2,163	60,348
Novastar Financial, Inc. (R)	1,097	36,190
Omega Healthcare Investors, Inc. (R)	4,724	65,758
RAIT Investment Trust (R)	5,963	169,946
Redwood Trust, Inc. (R)	6,861	333,513
		2,258,142

Restaurants (0.6%)
Denny's Corp. (NON)	5,856	24,302
Domino's Pizza, Inc.	5,344	124,622
Luby's, Inc. (NON)	1,703	22,241
		171,165

Retail (9.5%)
Blair Corp.	123	4,537
Borders Group, Inc.	6,463	143,285
Buckle, Inc. (The)	1,363	46,301
Cato Corp. (The) Class A	3,500	69,755
CSK Auto Corp. (NON)	1,569	23,347
Ingles Markets, Inc. Class A	496	7,837
Nash Finch Co.	5,309	223,987
Nu Skin Enterprises, Inc. Class A	6,610	125,921
Payless ShoeSource, Inc. (NON)	9,073	157,870
Rent-A-Center, Inc. (NON)	19,262	371,949

ShopKo Stores, Inc. (NON)	2,555	65,204
Supervalu, Inc.	20,953	652,057
Timberland Co. (The) Class A (NON)	17,809	601,588
Too, Inc. (NON)	14,269	391,399
Trans World Entertainment Corp. (NON)	2,044	16,127
		2,901,164

Schools (0.3%)
Education Management Corp. (NON)	3,167	102,104

Semiconductor (0.5%)
ADE Corp. (NON)	1,085	24,391
Advanced Energy Industries, Inc. (NON)	1,006	10,825
Sigmatel, Inc. (NON)	5,165	104,540
		139,756

Shipping (0.3%)
ABX Air, Inc. (NON)	2,503	20,525
Arkansas Best Corp.	1,646	57,396
Maritrans, Inc.	911	29,152
		107,073

Software (7.1%)
Ansoft Corp. (NON)	563	16,383
Atari, Inc. (NON)	5,200	7,488
Blackboard, Inc. (NON)	1,310	32,763
BMC Software, Inc. (NON)	48,074	1,014,351
Citrix Systems, Inc. (NON)	27,648	695,071
EPIQ Systems, Inc. (NON)	1,625	35,458
Hyperion Solutions Corp. (NON)	6,082	295,889
Mantech International Corp. Class A (NON)	604	15,952
SonicWall, Inc. (NON)	4,000	25,400
SPSS, Inc. (NON)	1,161	27,864
		2,166,619

Staffing (0.1%)
AMN Healthcare Services, Inc. (NON)	2,627	40,640

Technology Services (1.6%)
Acxiom Corp.	12,143	227,317
MTS Systems Corp.	705	26,628
Transaction Systems Architects, Inc. (NON)	2,822	78,593
United Online, Inc.	11,032	152,793
		485,331

Telecommunications (3.6%)
Commonwealth Telephone Enterprises, Inc.	1,134	42,752
Earthlink, Inc. (NON)	71,138	761,177
Intrado, Inc. (NON)	1,621	29,227
Premiere Global Services, Inc. (NON)	28,464	232,836
Talk America Holdings, Inc. (NON)	3,113	29,356
		1,095,348

Textiles (1.6%)
Stride Rite Corp.	1,179	15,115
Tommy Hilfiger Corp. (Hong Kong) (NON)	8,833	153,253
Wolverine World Wide, Inc.	15,876	334,190
		502,558

Toys (0.8%)
Hasbro, Inc.	11,614	228,215
Jakks Pacific, Inc. (NON)	1,053	17,090
		245,305

Trucks & Parts (2.0%)
Autoliv, Inc. (Sweden)	14,172	616,482

Total common stocks (cost $27,563,486)		$30,277,018

SHORT-TERM INVESTMENTS (0.3%)(a) (cost $95,352)
	Shares	Value
Putnam Prime Money Market Fund (e)	95,352	$95,352

TOTAL INVESTMENTS
Total investments (cost $27,658,838)(b)	$30,372,370

NOTES

(a)	Percentages indicated are based on net assets of $30,415,184.

(b)	The aggregate identified cost on a tax basis is $27,703,456, resulting in gross unrealized appreciation and depreciation of $4,240,627 and $1,571,713, respectively, or net unrealized appreciation of $2,668,914.

(NON) Non-income-producing security. (R) Real Estate Investment Trust.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $5,567 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $8,594,389 and $8,887,111, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Discovery Growth Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (99.9%)(a)

	Shares	Value

Aerospace and Defense (2.4%)
DRS Technologies, Inc.	5,800	$286,288
L-3 Communications Holdings, Inc.	4,050	320,234
Lockheed Martin Corp.	2,550	155,652
United Technologies Corp.	4,200	217,728
		979,902

Airlines (0.9%)
SkyWest, Inc.	11,200	300,384
Southwest Airlines Co.	5,950	88,358
		388,742

Automotive (0.5%)
Oshkosh Truck Corp.	4,900	211,484

Banking (3.2%)
Commerce Bancorp, Inc.	17,674	542,415
Compass Bancshares, Inc.	38	1,742
Corus Bankshares, Inc.	3,400	186,422
Texas Regional Bancshares, Inc.	4,300	123,797
U.S. Bancorp	10,500	294,840
Westcorp	2,800	164,920
		1,314,136

Beverage (0.5%)
Coca-Cola Co. (The)	5,000	215,950

Biotechnology (2.6%)
Amgen, Inc. (NON)	3,400	270,878
Amylin Pharmaceuticals, Inc. (NON)	6,300	219,177
Celgene Corp. (NON)	1,474	80,068
Invitrogen Corp. (NON)	2,800	210,644
MedImmune, Inc. (NON)	9,100	306,215
		1,086,982

Building Materials (1.1%)
Building Material Holding Corp.	2,400	223,656
Masco Corp.	5,050	154,934
Sherwin Williams Co.	1,900	83,733
		462,323

Coal (1.5%)
CONSOL Energy, Inc.	3,500	266,945
Peabody Energy Corp.	4,200	354,270
		621,215

Commercial and Consumer Services (3.6%)
ARAMARK Corp. Class B	5,500	146,905
Arbitron, Inc.	1,600	63,744
Cendant Corp.	7,050	145,512
Consolidated Graphics, Inc. (NON)	3,000	129,150
eBay, Inc. (NON)	6,550	269,860
Global Cash Access, Inc. (NON)	1,750	24,675
Google, Inc. Class A (NON)	250	79,115
John H. Harland Co.	3,100	137,640
Walter Industries, Inc.	2,800	136,976
West Corp. (NON)	4,600	171,994
Yahoo!, Inc. (NON)	6,100	206,424
		1,511,995

Communications Equipment (1.6%)
Cisco Systems, Inc. (NON)	20,700	371,151
Comtech Telecommunications Corp. (NON)	7,000	290,290
		661,441

Computers (4.6%)
Apple Computer, Inc. (NON)	4,200	225,162
Dell, Inc. (NON)	11,530	394,326
EMC Corp. (NON)	19,850	256,859
Emulex Corp. (NON)	13,400	270,814
Intergraph Corp. (NON)	4,900	219,079
Logitech International SA ADR (Switzerland) (NON)	4,700	191,525
NCR Corp. (NON)	6,950	221,775
VeriFone Holdings, Inc. (NON)	5,500	110,605
		1,890,145

Conglomerates (0.4%)
Tyco International, Ltd.	5,900	164,315

Consumer Finance (3.2%)
Capital One Financial Corp.	3,400	270,368
Countrywide Financial Corp.	9,600	316,608
MBNA Corp.	20,600	507,584
Providian Financial Corp. (NON)	12,300	217,464
		1,312,024

Consumer Goods (1.1%)
Avon Products, Inc.	2,900	78,300
Chattem, Inc. (NON)	4,300	152,650
Tupperware Corp.	10,600	241,468
		472,418

Consumer Services (2.0%)
Alliance Data Systems Corp. (NON)	3,600	140,940
Interline Brands, Inc. (NON)	6,500	136,565
Labor Ready, Inc. (NON)	16,300	418,095
Talx Corp.	4,400	144,276
		839,876

Electrical Equipment (0.9%)
WESCO International, Inc. (NON)	10,600	359,022

Electronics (4.0%)
Amphenol Corp. Class A	3,500	141,190
Arrow Electronics, Inc. (NON)	7,100	222,656
Atmel Corp. (NON)	53,600	110,416
Avnet, Inc. (NON)	9,200	224,940
Freescale Semiconductor, Inc. Class A (NON)	12,700	297,307
Freescale Semiconductor, Inc. Class B (NON)	3,200	75,456
Intel Corp.	10,050	247,733
MEMC Electronic Materials, Inc. (NON)	10,600	241,574
Texas Instruments, Inc.	3,150	106,785
		1,668,057

Energy (3.1%)
CAL Dive International, Inc. (NON)	3,300	209,253
Cooper Cameron Corp. (NON)	3,800	280,934
Pride International, Inc. (NON)	11,500	327,865
Unit Corp. (NON)	4,200	232,176
Veritas DGC, Inc. (NON)	6,400	234,368
		1,284,596

Entertainment (--%)
Speedway Motorsports, Inc.	100	3,633

Financial (1.1%)
Asset Acceptance Capital Corp. (NON)	9,200	275,724
Fannie Mae	4,300	192,726
		468,450

Forest Products and Packaging (0.5%)
Crown Holdings, Inc. (NON)	13,700	218,378

Gaming & Lottery (1.4%)
Ameristar Casinos, Inc.	13,700	285,508
GTECH Holdings Corp.	9,400	301,364
		586,872

Health Care Services (6.8%)
Cardinal Health, Inc.	3,050	193,492
Cerner Corp. (NON)	3,700	321,641
Coventry Health Care, Inc. (NON)	2,000	172,040
Express Scripts, Inc. (NON)	2,200	136,840
HCA, Inc.	2,800	134,176
Humana, Inc. (NON)	1,100	52,668
LifePoint Hospitals, Inc. (NON)	4,400	192,412
Lincare Holdings, Inc. (NON)	7,500	307,875
Medco Health Solutions, Inc. (NON)	1,950	106,919
Pediatrix Medical Group, Inc. (NON)	4,200	322,644
Sierra Health Services, Inc. (NON)	5,700	392,559
Steris Corp.	7,400	176,046
United Surgical Partners International, Inc. (NON)	1,100	43,021
UnitedHealth Group, Inc.	5,100	286,620
		2,838,953

Homebuilding (1.8%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	4,400	135,124
Lennar Corp.	2,848	170,196
NVR, Inc. (NON)	500	442,475
		747,795

Household Furniture and Appliances (0.4%)
Conn's, Inc. (NON)	5,900	163,548

Insurance (2.8%)
ACE, Ltd. (Bermuda)	2,750	129,443
American International Group, Inc.	8,300	514,259
Everest Re Group, Ltd. (Barbados)	1,650	161,535
Safety Insurance Group, Inc.	3,000	106,770
W.R. Berkley Corp.	6,100	240,828
		1,152,835

Investment Banking/Brokerage (2.1%)
Bear Stearns Cos., Inc. (The)	850	93,288
Calamos Asset Management, Inc. Class A	6,300	155,484
Goldman Sachs Group, Inc. (The)	1,200	145,896
Lehman Brothers Holdings, Inc.	1,450	168,896
Nuveen Investments, Inc. Class A	7,300	287,547
		851,111

Leisure (0.6%)
Brunswick Corp.	4,100	154,693
Harley-Davidson, Inc.	1,950	94,458
		249,151

Lodging/Tourism (0.7%)
Choice Hotels International, Inc.	2,800	180,992
Royal Caribbean Cruises, Ltd.	2,600	112,320
		293,312

Machinery (2.4%)
Cummins, Inc.	4,630	407,394
JLG Industries, Inc.	6,900	252,471
Parker-Hannifin Corp.	1,350	86,819
Timken Co.	8,500	251,855
		998,539

Manufacturing (0.1%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	1,400	53,522

Medical Technology (6.3%)
American Medical Systems Holdings, Inc. (NON)	7,900	159,185
Bausch & Lomb, Inc.	4,000	322,720
Baxter International, Inc.	2,850	113,630
Becton, Dickinson and Co.	2,350	123,211
Dade Behring Holdings, Inc.	7,600	278,616
Diagnostic Products Corp.	2,500	131,825
DJ Orthopedics, Inc. (NON)	9,900	286,506
Kinetic Concepts, Inc. (NON)	2,300	130,640
Mentor Corp.	3,700	203,537
Respironics, Inc. (NON)	4,100	172,938
St. Jude Medical, Inc. (NON)	2,100	98,280

Sybron Dental Specialties, Inc. (NON)	6,000	249,480
Symmetry Medical, Inc. (NON)	5,200	123,240
Varian Medical Systems, Inc. (NON)	5,400	213,354
		2,607,162

Metal Fabricators (0.5%)
Mueller Industries, Inc.	7,900	219,383

Metals (1.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B	7,300	354,707
Steel Dynamics, Inc.	8,100	275,076
		629,783

Office Equipment & Supplies (0.3%)
Reynolds and Reynolds Co. (The) Class A	5,200	142,532

Oil & Gas (5.9%)
Amerada Hess Corp.	1,200	165,000
Bronco Drilling Co., Inc. (NON)	730	20,112
Devon Energy Corp.	2,200	151,008
Exxon Mobil Corp.	9,450	600,453
Giant Industries, Inc. (NON)	3,700	216,598
Marathon Oil Corp.	2,600	179,218
Newfield Exploration Co. (NON)	4,500	220,950
Noble Energy, Inc.	8,000	375,200
Occidental Petroleum Corp.	1,700	145,231
Universal Compression Holdings, Inc. (NON)	3,500	139,195
Valero Energy Corp.	2,100	237,426
		2,450,391

Pharmaceuticals (5.0%)
Barr Pharmaceuticals, Inc. (NON)	4,800	263,616
Cephalon, Inc. (NON)	4,900	227,458
Endo Pharmaceuticals Holdings, Inc. (NON)	6,200	165,354
Hospira, Inc. (NON)	7,600	311,372
Johnson & Johnson	7,100	449,288
Perrigo Co.	6,400	91,584
Pfizer, Inc.	11,400	284,658
Salix Pharmaceuticals, Ltd. (NON)	3,500	74,375
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	3,000	100,260
Valeant Pharmaceuticals International	5,300	106,424
		2,074,389

Power Producers (0.2%)
AES Corp. (The) (NON)	4,800	78,864

Publishing (0.9%)
McGraw-Hill Companies, Inc. (The)	2,200	105,688
R. H. Donnelley Corp. (NON)	3,100	196,106
R. R. Donnelley & Sons Co.	2,250	83,408
		385,202

Railroads (--%)
Norfolk Southern Corp.	350	14,196

Real Estate (0.3%)
CB Richard Ellis Group, Inc. Class A (NON)	2,800	137,760

Restaurants (1.8%)
Domino's Pizza, Inc.	8,800	205,216
McDonald's Corp.	4,500	150,705
Red Robin Gourmet Burgers, Inc. (NON)	5,200	238,368
Yum! Brands, Inc.	3,400	164,594
		758,883

Retail (6.4%)
Abercrombie & Fitch Co. Class A	1,900	94,715
Advance Auto Parts, Inc. (NON)	7,050	272,694
Aeropostale, Inc. (NON)	8,600	182,750
American Eagle Outfitters, Inc.	4,400	103,532
Best Buy Co., Inc.	3,950	171,944
Coach, Inc. (NON)	2,950	92,512
Great Atlantic & Pacific Tea Co. (NON)	8,200	232,552
Home Depot, Inc. (The)	5,700	217,398
Lowe's Cos., Inc.	2,930	188,692

Michaels Stores, Inc.	9,200	304,152
New York & Company, Inc. (NON)	8,700	142,680
Office Depot, Inc. (NON)	2,100	62,370
Pacific Sunwear of California, Inc. (NON)	6,100	130,784
Staples, Inc.	11,100	236,652
Stein Mart, Inc.	8,200	166,460
Whole Foods Market, Inc.	550	73,948
		2,673,835

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	1,150	76,349
Career Education Corp. (NON)	7,300	259,588
		335,937

Semiconductor (1.7%)
Applied Materials, Inc.	7,250	122,960
Brooks Automation, Inc. (NON)	11,300	150,629
Lam Research Corp. (NON)	10,300	313,841
Novellus Systems, Inc. (NON)	4,100	102,828
		690,258

Shipping (0.4%)
J. B. Hunt Transport Services, Inc.	8,600	163,486

Software (4.3%)
Adobe Systems, Inc.	4,400	131,340
Amdocs, Ltd. (Guernsey) (NON)	5,900	163,607
Blackboard, Inc. (NON)	8,800	220,088
Cadence Design Systems, Inc. (NON)	10,100	163,216
Citrix Systems, Inc. (NON)	2,550	64,107
Epicor Software Corp. (NON)	10,200	132,600
FileNET Corp. (NON)	4,400	122,760
MarketSoft Software Corp. (acquired 8/12/04, cost $46) (Private) (RES)(NON)(F)	804	1
McAfee, Inc. (NON)	2,250	70,695
Mercury Interactive Corp. (NON)	1,800	71,280
Oracle Corp. (NON)	13,250	164,168
Parametric Technology Corp. (NON)	25,100	174,947
Progress Software Corp. (NON)	6,800	216,036
Symantec Corp. (NON)	4,150	94,039
		1,788,884

Specialty Printing (0.1%)
VistaPrint, Ltd. (Bermuda) (NON)	3,200	48,800

Technology Services (3.1%)
Anteon International Corp. (NON)	4,500	192,420
Fair Isaac Corp.	7,900	353,920
Fiserv, Inc. (NON)	6,650	305,036
Global Payments, Inc.	3,400	264,248
Transaction Systems Architects, Inc. (NON)	5,500	153,175
		1,268,799

Telecommunications (0.7%)
Premiere Global Services, Inc. (NON)	16,100	131,698
Sprint Nextel Corp.	5,800	137,924
		269,622

Textiles (0.6%)
K-Swiss, Inc. Class A	3,800	112,366
Phillips-Van Heusen Corp.	4,300	133,386
		245,752

Tobacco (0.9%)
Altria Group, Inc.	4,900	361,179

Transportation (0.3%)
Hornbeck Offshore Services, Inc. (NON)	3,700	135,531

Total common stocks (cost $36,506,609)		$41,551,350

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)

	Shares	Value

MarketSoft Software Corp. Ser. D, zero % cv. pfd. (acquired various dates from 12/07/00 to 08/12/04, cost $154,454) (Private)
(RES)(NON)(F)	25,369	$21,208
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 07/27/00, cost
$46,832) (Private) (RES)(NON)(F)	16,600	1,660

Total convertible preferred stocks (cost $201,286)		$22,868

SHORT-TERM INVESTMENTS (0.9%)(a) (cost $386,459)

	Shares	Value
Putnam Prime Money Market Fund (e)	386,459	$386,459

TOTAL INVESTMENTS

Total investments (cost $37,094,354) (b)		$41,960,677

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $4,600) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Comtech Telecommunications Corp. (Call)	$3,325	Oct-05/40.89	$6,323
Comtech Telecommunications Corp. (Call)	2,061	Oct-05/40.46	4,449
Comtech Telecommunications Corp. (Call)	614	Oct-05/41.45	948
Pride International, Inc. (Call)	2,863	Oct-05/28.43	1,614

Total			$13,334

NOTES

(a)	Percentages indicated are based on net assets of $41,603,858.

(b)	The aggregate identified cost on a tax basis is $37,494,224, resulting in gross unrealized appreciation and depreciation of $5,676,052 and $1,209,599, respectively, or net unrealized appreciation of $4,466,453.

(NON)	Non-income-producing security.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
September 30, 2005 was $22,869 or less than 0.1% of net assets.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime
Money Market Fund, an open-end management investment company managed by Putnam Investment
Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam,
LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime
Money Market Fund. Income distributions earned by the fund totaled $17,779 for the period ended September 30,
2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam
Prime Money Market Fund aggregated $11,201,360 and $12,392,124, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

At September 30, 2005, liquid assets totaling $139,935 have been designated as collateral for open forward commitments and written options.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities.
When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual
Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund

The fund's portfolio

9/30/05 (Unaudited)
CORPORATE BONDS AND NOTES (23.4%)(a)

		Principal amount	Value

Basic Materials (1.8%)

ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		$700,000	$829,467
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		366,000	386,130
Codelco, Inc. 144A bonds 5 5/8s, 2035 (Chile)		370,000	362,717
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	201,000	266,536
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser.
B, zero % (12s, 6/1/08), 2013 (STP)		$240,000	200,400
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12
3/4s, 12/15/07), 2012 (STP)		650,000	572,000
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero %
(10s, 10/1/09), 2014 (STP)		269,000	190,990
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10
1/8s, 2008		441,000	476,280
Georgia-Pacific Corp. bonds 7 3/4s, 2029		70,000	75,075
Georgia-Pacific Corp. debs. 7.7s, 2015		840,000	927,150
Georgia-Pacific Corp. sr. notes 8s, 2024		265,000	292,163
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		580,000	645,250
Huntsman, LLC company guaranty 11 5/8s, 2010		214,000	244,495
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		189,000	193,253
International Steel Group, Inc. sr. notes 6 1/2s, 2014		110,000	108,900
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		155,000	145,700
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		30,000	27,000
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	356,820	376,378
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		$200,000	201,000
Nalco Co. sr. sub. notes 9s, 2013	EUR	60,000	78,261
Nalco Co. sr. sub. notes 8 7/8s, 2013		$835,000	856,919
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		620,000	585,900
PQ Corp. 144A company guaranty 7 1/2s, 2013		74,000	71,780
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	250,000	311,471
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$640,000	678,400
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		132,968	131,638
Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	294,500
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		120,000	106,800
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013		122,000	126,880
United States Steel, LLC sr. notes 10 3/4s, 2008		240,000	270,000
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (NON) (F) (DEF)		165,000	17
			10,033,450

Capital Goods (1.5%)

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		558,000	581,715
BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		70,000	73,500
Blount, Inc. sr. sub. notes 8 7/8s, 2012		443,000	471,795
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		362,000	359,285
Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		1,165,000	1,351,400
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired
7/23/04, cost $533,000) (RES)		1,625,000	780,000
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		23,000	22,856
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		603,000	583,403
Legrand SA debs. 8 1/2s, 2025 (France)		858,000	1,029,600
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		52,000	58,110
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	145,000	192,452
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$185,000	191,475
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		195,000	191,100
Mueller Group, Inc. sr. sub. notes 10s, 2012		215,000	227,900
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		306,000	330,480
Owens-Illinois, Inc. debs. 7.8s, 2018		192,000	192,960
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		314,000	275,535
Terex Corp. company guaranty 9 1/4s, 2011		160,000	172,000
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		595,000	635,163
			7,720,729

Communication Services (1.7%)
Alamosa Delaware, Inc. company guaranty 12s, 2009		227,000	251,403
Alamosa Delaware, Inc. company guaranty 11s, 2010		301,000	339,378
American Cellular Corp. company guaranty 9 1/2s, 2009		170,000	185,300
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
(NON)		471,416	15,321
Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		120,000	111,300
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	426,530
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		28,000	27,580
Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		335,000	316,575
Citizens Communications Co. sr. notes 6 1/4s, 2013		1,298,000	1,246,080
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		165,000	170,775
Globix Corp. company guaranty 11s, 2008 (PIK)		207,880	195,927

Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		269,000	277,070

Inmarsat Finance PLC company guaranty stepped-coupon zero % (10
3/8s, 10/15/08), 2012 (United Kingdom) (STP)	585,000	479,700
iPCS, Inc. sr. notes 11 1/2s, 2012	245,000	282,975
IWO Holdings, Inc. sec. FRN 7.349s, 2012	63,000	65,520
Nextel Communications, Inc. sr. notes Ser. F, 5.95s, 2014	1,440,000	1,474,080
Qwest Communications International, Inc. company guaranty 8s, 2014	328,000	311,600
Qwest Corp. notes 8 7/8s, 2012	947,000	1,034,598
Qwest Corp. 144A sr. notes 7 5/8s, 2015	309,000	315,566
Qwest Services Corp. sec. notes 14s, 2014	295,000	357,688
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)	126,000	152,145
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	170,000	171,700
SBA Communications Corp. sr. notes 8 1/2s, 2012	176,000	191,400
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes
stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)	207,000	187,853
U S West, Inc. debs. 7 1/4s, 2025	148,000	138,010
		8,726,074

Consumer Cyclicals (4.7%)
ArvinMeritor, Inc. notes 8 3/4s, 2012	220,000	215,600
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United Kingdom)	155,000	162,944
Autonation, Inc. company guaranty 9s, 2008	785,000	847,800
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	540,000	581,850
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	130,000	136,663
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	121,000	121,454
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	246,256	261,339
Coinmach Corp. sr. notes 9s, 2010	757,000	772,140
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	560,000	613,200
Dana Corp. notes 10 1/8s, 2010	140,000	143,500
Dana Corp. notes 9s, 2011	450,000	463,500
Dana Corp. notes 7s, 2029	85,000	64,729
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s,
2010	38,000	40,185
Dex Media, Inc. notes 8s, 2013	175,000	179,813
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012	402,000	357,780
FelCor Lodging LP company guaranty 9s, 2008 (R)	427,000	464,363
General Motors Acceptance Corp. FRN 4.559s, 2007	265,000	257,692
General Motors Acceptance Corp. FRN Ser. MTN, 4.67s, 2007	530,000	518,877
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	670,000	648,225
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)	63,000	63,788
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	615,000	623,456
JC Penney Co., Inc. debs. 7.95s, 2017	428,000	496,480
JC Penney Co., Inc. debs. 7 1/8s, 2023	375,000	412,500
JC Penney Co., Inc. notes 8s, 2010	20,000	21,850
Jostens IH Corp. company guaranty 7 5/8s, 2012	543,000	548,430
KB Home company guaranty 5 7/8s, 2015	177,000	167,500
KB Home sr. notes 5 3/4s, 2014	253,000	239,711
Levi Strauss & Co. sr. notes 12 1/4s, 2012	275,000	303,875
Levi Strauss & Co. sr. notes 9 3/4s, 2015	502,000	512,040
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	491,000	520,460
Meritage Homes Corp. company guaranty 6 1/4s, 2015	180,000	164,700
Meritor Automotive, Inc. notes 6.8s, 2009	340,000	324,700
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	395,000	429,563
MGM Mirage, Inc. company guaranty 6s, 2009	881,000	869,988
Mirage Resorts, Inc. debs. 7 1/4s, 2017	139,000	142,475
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	362,000	320,370
Owens Corning notes 7 1/2s, 2005 (In default) (DEF) (NON)	404,000	323,200
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	390,000	405,600
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009	750,000	810,000
Park Place Entertainment Corp. sr. notes 7s, 2013	415,000	450,096
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008	185,000	202,344
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012	191,000	191,000
PRIMEDIA, Inc. sr. notes 8s, 2013	521,000	524,908
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	255,000	241,613
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012	390,000	437,775
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011	300,000	304,500
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s,
2009	345,000	386,400
Russell Corp. company guaranty 9 1/4s, 2010	345,000	351,038
Scientific Games Corp. company guaranty 6 1/4s, 2012	499,000	496,505
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	560,000	562,800
Standard Pacific Corp. sr. notes 7 3/4s, 2013	335,000	337,513
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s,
2012	455,000	495,950
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015	425,000	461,125
Station Casinos, Inc. sr. notes 6s, 2012	430,000	429,463
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	420,000	425,775
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	327,000	329,453
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013	331,000	369,893
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014	504,000	463,680
Toys R Us, Inc. notes 7 5/8s, 2011	267,000	242,970
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	87,000	83,955
United Auto Group, Inc. company guaranty 9 5/8s, 2012	455,000	473,200
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	669,000	658,965
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	620,000	527,000
WCI Communities, Inc. company guaranty 10 5/8s, 2011	135,000	144,113
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s,
2014	428,000	409,275
		24,553,649

Consumer Staples (3.0%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	445,000	445,000
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	379,000	333,520
Archibald Candy Corp. company guaranty 10s, 2007 (In default) (NON)
(F)	89,453	19,053
Brand Services, Inc. company guaranty 12s, 2012	490,000	516,338
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (12
1/8s, 1/15/07), 2015 (STP)	88,000	55,880
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (11
3/4s, 5/15/06), 2014 (STP)	66,000	47,190
CCH I LLC 144A secd. notes 11s, 2015	633,000	617,175
Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s,
2011	535,000	411,950
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011	504,000	370,440
Church & Dwight Co., Inc. company guaranty 6s, 2012	349,000	340,275
Cinemark USA, Inc. sr. sub. notes 9s, 2013	235,000	242,638
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07),
2014 (STP)	805,000	563,500
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012	380,000	400,900
CSC Holdings, Inc. debs. 7 5/8s, 2018	197,000	184,195
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	300,000	294,750
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	854,000	807,030
Dean Foods Co. sr. notes 6 5/8s, 2009	718,000	739,540
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	470,000	505,250
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015	250,000	251,250
DirecTV Holdings, LLC 144A sr. notes 6 3/8s, 2015	775,000	769,188
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default)
(NON)	1,656,000	8,280
Echostar DBS Corp. company guaranty 6 5/8s, 2014	1,637,000	1,620,630
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010	412,000	376,980
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	215,000	193,500
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	290,000	295,075
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	350,000	348,250
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014
(Germany)	350,000	386,750
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013	563,000	532,035
Playtex Products, Inc. company guaranty 9 3/8s, 2011	206,000	215,013
Playtex Products, Inc. sec. notes 8s, 2011	630,000	659,925
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	369,000	378,225
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012	366,000	390,248
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	625,000	593,750
Sbarro, Inc. company guaranty 11s, 2009	552,000	549,240
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	215,000	221,450
Six Flags, Inc. sr. notes 9 5/8s, 2014	275,000	270,875
Young Broadcasting, Inc. company guaranty 10s, 2011	318,000	300,510
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	300,000	266,250
		15,522,048

Energy (3.9%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,110,000	1,132,200
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman
Islands)	408,000	442,680
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	355,000	363,875
CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)	265,000	271,625
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	903,000	961,695
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	420,000	423,150
Dresser, Inc. company guaranty 9 3/8s, 2011	636,000	674,160
Exco Resources, Inc. company guaranty 7 1/4s, 2011	595,000	615,825
Forest Oil Corp. sr. notes 8s, 2011	465,000	513,825
Forest Oil Corp. sr. notes 8s, 2008	185,000	196,563
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	240,000	297,900
Grant Prideco Escrow, Inc. 144A sr. unsecd. notes 6 1/8s, 2015	153,000	154,530
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)	456,000	450,300
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	395,000	392,038
Key Energy Services, Inc. sr. notes 6 3/8s, 2013	381,000	379,095
Massey Energy Co. sr. notes 6 5/8s, 2010	639,000	651,780
Nak Naftogaz Ukrainy bonds 8 1/8s, 2009 (Ukraine)	700,000	738,150
Newfield Exploration Co. sr. notes 7 5/8s, 2011	620,000	677,350
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	294,000	305,760
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	555,000	546,675
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	435,001	454,330
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s,
2014	290,000	300,875
Peabody Energy Corp. sr. notes 5 7/8s, 2016	620,000	615,350
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	616,000	668,576
Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022	405,000	495,113
Pemex Project Funding Master Trust company guaranty Ser. REGS, 9
1/2s, 2027	1,000,000	1,320,000
Pemex Project Funding Master Trust 144A notes 5 3/4s, 2015	1,490,000	1,475,100
Petroleum Geo-Services notes 10s, 2010 (Norway)	465,000	520,800
Petronas Capital, Ltd. company guaranty 7 7/8s, 2022 (Malaysia)	510,000	634,950
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014	553,000	582,033
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	481,000	519,480
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	595,000	624,750
Pride International, Inc. sr. notes 7 3/8s, 2014	675,000	733,219
Seabulk International, Inc. company guaranty 9 1/2s, 2013	510,000	573,750
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013	571,000	465,365
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	310,000	331,700

Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011	125,000	130,313
		20,634,880

Financial (1.4%)
Bosphorus Financial Services, Ltd. 144A sec. FRN 5.59s, 2012 (Cayman
Islands)	1,423,000	1,380,475
China Development Bank notes 4 3/4s, 2014 (China)	170,000	165,768
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	280,000	287,700
Finova Group, Inc. notes 7 1/2s, 2009	379,900	148,161
UBS Luxembourg SA (Sberbank RF) sub. notes FRN 6.23s, 2015
(Luxembourg)	1,690,000	1,725,913
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	1,585,000	1,650,381
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	400,000	416,500
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	1,200,000	1,317,000
Western Financial Bank sub. debs. 9 5/8s, 2012	490,000	563,500
		7,655,398

Health Care (2.1%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012	155,000	155,388
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012	245,000	248,675
DaVita, Inc. company guaranty 7 1/4s, 2015	265,000	268,644
DaVita, Inc. company guaranty 6 5/8s, 2013	135,000	136,688
Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014	253,000	249,205
HCA, Inc. debs. 7.19s, 2015	235,000	242,848
HCA, Inc. notes 8.36s, 2024	210,000	225,305
HCA, Inc. notes 6 3/8s, 2015	164,000	162,254
HCA, Inc. notes 6 1/4s, 2013	420,000	415,145
HCA, Inc. notes 5 3/4s, 2014	202,000	192,541
Healthsouth Corp. notes 7 5/8s, 2012	850,000	792,625
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	515,000	544,613
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
8/15/08), 2012 (STP)	675,000	428,625
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	630,000	620,550
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009	668,000	723,110
Service Corp. International debs. 7 7/8s, 2013	63,000	66,780
Service Corp. International notes Ser. *, 7.7s, 2009	230,000	241,500
Service Corp. International 144A sr. notes 7s, 2017	127,000	128,270
Service Corp. International 144A sr. notes 6 3/4s, 2016	406,000	408,030
Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013	542,000	514,900
Tenet Healthcare Corp. notes 7 3/8s, 2013	325,000	307,938
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	995,000	1,039,775
Triad Hospitals, Inc. sr. notes 7s, 2012	655,000	673,013
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	160,000	162,000
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)	465,000	476,625
US Oncology, Inc. company guaranty 9s, 2012	350,000	378,000
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014	433,000	461,145
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)	260,000	295,100
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)	135,000	135,675
Ventas Realty LP/Capital Corp. 144A sr. notes 6 3/4s, 2010 (R)	153,000	155,295
		10,850,262

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	391,000	400,775
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	934,000	994,710
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	160,000	168,000
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	140,000	131,600
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman
Islands)	11,000	7,645
SCG Holding Corp. 144A notes zero %, 2011	275,000	462,000
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013	256,000	265,280
Xerox Corp. notes Ser. MTN, 7.2s, 2016	132,000	143,880
Xerox Corp. sr. notes 7 5/8s, 2013	813,000	863,813
		3,437,703

Transportation (0.2%)
American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011	396,000	363,330
Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	595,000	458,150
		821,480

Utilities & Power (2.4%)
AES Corp. (The) sr. notes 8 7/8s, 2011	48,000	52,080
AES Corp. (The) sr. notes 8 3/4s, 2008	28,000	29,610
AES Corp. (The) 144A sec. notes 9s, 2015	436,000	479,600
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	350,000	383,250
Allegheny Energy Supply 144A bonds 8 1/4s, 2012	343,000	385,875
ANR Pipeline Co. debs. 9 5/8s, 2021	206,000	253,800
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	166,625
Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015	368,000	356,937
DPL, Inc. sr. notes 6 7/8s, 2011	457,000	492,418
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	650,000	724,750
El Paso Natural Gas Co. debs. 8 5/8s, 2022	160,000	182,978
El Paso Production Holding Co. company guaranty 7 3/4s, 2013	742,000	775,390
Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014	395,000	377,225
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	469,000	522,349

Mission Energy Holding Co. sec. notes 13 1/2s, 2008		614,000	722,985
Monongahela Power Co. 1st mtge. 6.7s, 2014		320,000	352,800
National Power Corp. 144A foreign government guaranty FRN 8.073s,
2011 (Philippines)		490,000	497,350
Northwestern Corp. sec. notes 5 7/8s, 2014		247,000	249,529
NRG Energy, Inc. company guaranty 8s, 2013		707,000	752,955
Orion Power Holdings, Inc. sr. notes 12s, 2010		550,000	662,750
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007		515,000	526,588
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		434,000	454,780
Teco Energy, Inc. notes 7.2s, 2011		150,000	159,000
Teco Energy, Inc. notes 7s, 2012		255,000	269,025
Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015		24,000	25,140
Tennessee Gas Pipeline Co. debs. 7s, 2028		65,000	64,492
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		127,000	136,868
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s,
2014		452,000	459,910
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		350,000	381,063
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)		466,000	490,465
Utilicorp United, Inc. sr. notes 9.95s, 2011		298,000	334,505
Williams Cos., Inc. (The) notes 8 3/4s, 2032		120,000	141,600
Williams Cos., Inc. (The) notes 7 5/8s, 2019		455,000	492,538
Williams Cos., Inc. 144A notes 6 3/8s, 2010		128,000	129,280
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)
(NON) (F)		179,268	14,951
			12,501,461

Total corporate bonds and notes (cost $120,876,614)			$122,457,134

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (9.2%)(a)

		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6 1/2s, with due dates from April 1, 2024 to November 1, 2034		$6,149,641	$6,334,402
Federal National Mortgage Association Pass-Through Certificates
7 1/2s, September 1, 2022		11,325	12,011
7s, June 1, 2032		1,342	1,406
6 1/2s, with due dates from June 1, 2032 to December 1, 2034		2,698,009	2,778,683
5 1/2s, with due dates from April 1, 2034 to September 1, 2034		8,552,886	8,557,137
5 1/2s, TBA, October 1, 2035		15,800,000	15,795,063
5s, with due dates from June 1, 2018 to February 1, 2020		1,044,798	1,043,272
4 1/2s, with due dates from September 1, 2020 to May 1, 2034		13,898,700	13,537,716

Total U.S. government agency mortgage obligations (cost			$48,059,690
$48,261,523)

U.S. TREASURY OBLIGATIONS (14.6%)(a)

		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030		$17,389,000	$21,597,681
6 1/4s, August 15, 2023		8,570,000	10,250,524
U.S. Treasury Notes
4 1/4s, August 15, 2013		16,078,000	16,020,219
3 1/4s, August 15, 2008		12,217,000	11,909,667
U.S. Treasury Strip zero %, November 15, 2024		40,835,000	16,762,441

Total U.S. treasury obligations (cost $71,786,507)			$76,540,532

FOREIGN GOVERNMENT BONDS AND NOTES (14.2%)(a)

		Principal amount	Value

Brazil (Federal Republic of) bonds 12 1/2s, 2016		$1,427,000	$616,423
Brazil (Federal Republic of) bonds 10 1/2s, 2014		2,945,000	3,563,450
Brazil (Federal Republic of) bonds 8 7/8s, 2019		1,890,000	2,050,650
Brazil (Federal Republic of) notes 11s, 2012		2,005,000	2,451,113
Brazil (Federal Republic of) notes 8 3/4s, 2025		1,397,000	1,473,835
Bulgaria (Republic of) 144A bonds 8 1/4s, 2015		713,000	881,625
Canada (Government of) bonds 5 1/2s, 2010	CAD	1,800,000	1,676,515
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	616,562
Colombia (Republic of) bonds 10 3/8s, 2033		$300,000	390,750
Colombia (Republic of) notes 10s, 2012		1,460,000	1,759,300
France (Government of) bonds 5 3/4s, 2032	EUR	2,945,000	4,853,120
France (Government of) bonds 5 1/2s, 2010	EUR	2,955,000	4,025,345
France (Government of) bonds 4s, 2009	EUR	920,000	1,168,395
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	3,226,350	4,470,825
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	4,710,000	6,024,257
Indonesia (Republic of) FRN 3.813s, 2006		$155,000	153,450
Indonesia (Republic of) 144A notes 7 1/4s, 2015		1,310,000	1,306,725
Ireland (Republic of) bonds 5s, 2013	EUR	5,700,000	7,806,541
Japan (Government of) bonds Ser. 5, 0.8s, 2015	JPY	250,000,000	2,200,185
Peru (Republic of) bonds 7.35s, 2025		$190,000	201,400
Philippines (Republic of) bonds 9 1/2s, 2024		2,520,000	2,721,600
Philippines (Republic of) notes 8s, 2016		590,000	581,150
Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030
(STP)		607,000	697,443
Russia (Federation of) 144A unsub. stepped-coupon 5s (7 1/2s, 3/31/07),
2030 (STP)		3,164,575	3,636,097
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		1,375,000	1,308,038

South Africa (Republic of) notes 7 3/8s, 2012		995,000	1,124,350
South Africa (Republic of) notes 6 1/2s, 2014		1,030,000	1,130,425
Spain (Kingome of) bonds 5s, 2012	EUR	1,800,000	2,447,647
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,454,075
United Mexican States bonds Ser. MTN, 8.3s, 2031		$3,770,000	4,703,075
United Mexican States notes 6 5/8s, 2015		1,730,000	1,881,375
Venezuela (Republic of) bonds 9 1/4s, 2027		1,079,000	1,277,536
Venezuela (Republic of) notes 10 3/4s, 2013		165,000	205,013
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		625,000	608,750

Total foreign government bonds and notes (cost $68,708,570)			$74,467,040

ASSET-BACKED SECURITIES (10.1%)(a)

		Principal amount	Value

ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		$69,125	$69,125
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034		12,638	12,638
Ser. 04-2N, Class N1, 4 1/2s, 2034		55,533	55,420
Ser. 04-4N, Class Note, 5s, 2034		60,827	60,599
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s,
2012		490,000	488,329
Ameriquest Finance NIM Trust 144A Ser. 04-RN9, Class N2, 10s, 2034
(Cayman Islands)		235,000	216,200
AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033
(Cayman Islands)		1,599	1,599
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	338,989
Ser. 04-1A, Class E, 6.42s, 2039		175,000	177,270
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT1, Class N2, 6.9s, 2033 (Cayman Islands)		127,000	126,999
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		59,863	59,752
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		71,471	71,484
Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)		30,000	27,651
Ser. 04-HE1, Class N2, 8s, 2034		197,000	192,672
Aviation Capital Group Trust 144A FRN Ser. 03-2A, Class G1, 4.496s,
2033		248,085	248,453
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4.798s, 2011		270,000	275,094
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.62s, 2006		10,040,557	170,019
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		92,455	91,979
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		119,397	119,397
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		83,650	83,650
Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6, 7.08s,
2034		223,000	228,428
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030		127,381	90,465
Ser. 00-A, Class A4, 8.29s, 2030		467,794	342,952
Ser. 99-B, Class A3, 7.18s, 2015		888,832	583,852
Ser. 99-B, Class A4, 7.3s, 2016		608,885	439,313
FRB Ser. 00-A, Class A1, 3.928s, 2030		135,646	70,536
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.118s, 2011 (Cayman Islands)		113,787	114,547
FRB Ser. 04-AA, Class B4, 9.268s, 2011 (Cayman Islands)		234,326	237,554
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.848s, 2010		110,000	112,188
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		85,110	85,105
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		73,000	72,583
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		45,000	38,700
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A4, 8.48s, 2030		160,276	159,640
Ser. 00-4, Class A4, 7.73s, 2031		977,648	938,835
Ser. 00-4, Class A5, 7.97s, 2032		187,000	156,801
Ser. 00-4, Class A6, 8.31s, 2032		2,644,000	2,274,633
Ser. 00-6, Class A5, 7.27s, 2032		78,000	73,195
Ser. 00-6, Class M2, 8.2s, 2032		304,200	12,168
Ser. 01-1, Class A5, 6.99s, 2032		97,000	90,408
Ser. 01-3, Class A3, 5.79s, 2033		9,380	9,534
Ser. 01-3, Class A4, 6.91s, 2033		2,422,000	2,364,817
Ser. 01-3, Class M2, 7.44s, 2033		168,194	21,024
Ser. 01-4, Class A4, 7.36s, 2033		209,000	209,424
Ser. 01-4, Class B1, 9.4s, 2033		332,273	44,857
Ser. 02-1, Class A, 6.681s, 2033		1,585,189	1,626,739
FRB Ser. 01-4, Class M1, 5.483s, 2033		241,000	93,990
Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class
A, 5.924s, 2007		697,000	707,176
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		455,719	456,147
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		63,552	63,493
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 0.886s, 2035		7,459,016	181,814
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		361,000	361,397
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.672s, 2039		1,380,000	1,416,010
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.078s, 2008		149,843	149,093
First Franklin Mortgage Loan NIM Trust 144A Ser. 04-FF10, Class N1,
4.45s, 2034 (Cayman Islands)		107,865	107,717
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		91,269	90,813
Ser. 04-3, Class B, 7 1/2s, 2034		40,041	35,116
Ser. 04-A, Class Note, 4 3/4s, 2034		16,597	16,551
Granite Mortgages PLC

FRB Ser. 02-1, Class 1C, 4.92s, 2042 (United Kingdom)		280,000	282,761
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,225,000	1,592,218
FRB Ser. 03-2, Class 3C, 6.19s, 2043 (United Kingdom)	GBP	920,000	1,683,696
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		$300,871	226,244
Ser. 94-6, Class B2, 9s, 2020		691,199	584,483
Ser. 95-4, Class B1, 7.3s, 2025		289,077	284,922
Ser. 95-8, Class B1, 7.3s, 2026		285,417	222,221
Ser. 95-F, Class B2, 7.1s, 2021		87,324	87,487
Ser. 96-8, Class M1, 7.85s, 2027		304,000	263,103
Ser. 99-3, Class A5, 6.16s, 2031		57,594	57,954
Ser. 99-5, Class A5, 7.86s, 2030		3,480,000	3,091,498
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		2,276,481	2,186,549
Ser. 99-5, Class A4, 7.59s, 2028		94,294	97,296
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		607,269	601,902
GSAMP Trust 144A
Ser. 04-FM1N, Class Note, 5 1/4s, 2033		10,132	10,132
Ser. 04-HE1N, Class N1, 5s, 2034		47,638	47,628
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		401,113	401,032
Ser. 04-NIM1, Class N2, zero %, 2034		404,000	297,627
Ser. 04-NIM2, Class N, 4 7/8s, 2034		501,915	499,907
Ser. 04-SE2N, Class Note, 5 1/2s, 2034		25,389	25,364
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class
E, 5.63s, 2030 (Cayman Islands)		281,000	280,607
Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A,
Class E, 5.83s, 2030		289,000	289,000
Holmes Financing PLC
FRB Ser. 4, Class 3C, 4.899s, 2040 (United Kingdom)		170,000	170,976
FRB Ser. 8, Class 2C, 4.319s, 2040 (United Kingdom)		192,000	192,780
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033		22,380	22,380
Ser. 04-5N, Class A, 5 1/4s, 2034		115,339	114,762
Ser. 05-6N, Class A, 5 1/4s, 2035		184,618	183,925
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 6.58s, 2037 (Cayman Islands)		1,135,000	1,136,362
FRB Ser. 03-1A, Class EFL, 6.83s, 2036 (Cayman Islands)		660,000	705,078
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034		28,391	28,391
Ser. 04-5, Class Note, 5s, 2034		81,609	81,601

Long Beach Mortgage Loan Trust Ser. 04-3, Class S1, IO, 4 1/2s, 2006		1,011,795	37,285
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D, 5.436s, 2039 (United
Kingdom)	GBP	700,000	1,238,230
Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class
B1, 7.08s, 2032		$925,076	462,538
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034		111,000	110,661
Ser. 04-HE1A, Class Note, 5.191s, 2034		67,007	67,208
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 4.948s,
2010		110,000	111,925

Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2034		5,228	5,210
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		42,656	42,669
Ser. 04-HE1N, Class N1, 5s, 2006		39,027	38,893
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		129,807	131,636

Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 7.03\s, 2034		181,000	185,254
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2, Class E, 5s, 2012		134,000	130,790
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.28s, 2031		65,402	65,402
FRB Ser. 01-NC4, Class B1, 6.33s, 2032		74,363	74,462
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR, Class 2A1, 5.475s,
2035		1,947,954	1,960,053
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		99,097	97,747
Ser. 05-A, Class C, 4.84s, 2014		215,000	213,613
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6
1/2s, 2033		6,173	6,177
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		157,543	131,895
Ser. 00-D, Class A4, 7.4s, 2030		709,000	495,014
Ser. 01-C, Class A2, 5.92s, 2017		1,037,175	594,722
Ser. 01-C, Class A4, 7.405s, 2030		512,550	330,188
Ser. 01-D, Class A4, 6.93s, 2031		476,690	363,692
Ser. 01-E, Class A2, 5.05s, 2019		909,019	708,109
Ser. 02-A, Class A2, 5.01s, 2020		156,583	126,190
Ser. 02-B, Class A4, 7.09s, 2032		344,000	310,785
Ser. 02-C, Class A1, 5.41s, 2032		1,426,984	1,245,811
Ser. 99-B, Class A4, 6.99s, 2026		1,068,034	944,014
Ser. 99-D, Class A1, 7.84s, 2029		979,658	892,287
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		218,173	201,262
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 10.28s, 2018 (Ireland)		377,000	377,000
FRB Ser. 05-A, Class D, zero %, 2012 (Ireland)		175,000	175,000
Park Place Securities NIM Trust 144A Ser. 04-WCW2, Class D, 7.387s,
2034 (Cayman Islands)		56,000	56,213
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class B, 5s,
2034		80,000	72,480

Permanent Financing PLC
FRB Ser. 1, Class 3C, 5.034s, 2042 (United Kingdom)		170,000	170,466
FRB Ser. 3, Class 3C, 4.984s, 2042 (United Kingdom)		280,000	284,637
FRB Ser. 6, Class 3C, 5.273s, 2042 (United Kingdom)	GBP	686,000	1,213,465
Providian Gateway Master Trust Ser. 02, Class B, PO, zero %, 2006		$1,078,000	1,062,496
Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034		187,054	186,324
Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.322s,
2038 (United Kingdom)		100,000	175,634
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		92,693	93,924
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		57,552	52,890
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)		2,895	2,895
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		21,730	21,708
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)		3,922	3,616
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		28,340	25,024
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		4,306	4,306
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		32,449	27,971
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		7,925	4,430
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		14,109	8,507
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		63,462	42,710
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		248,304	247,311
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)		117,003	113,610
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		109,978	109,978
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		84,794	84,709
Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)		39,961	39,162
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		79,907	79,907
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)		128,684	118,389
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		95,146	94,927
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		233,686	105,159
Ser. 05-WF1A, Class A, 4 3/4s, 2035		280,987	280,144
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033		8,714	8,714
Ser. 04-FM1N, Class N, 6.16s, 2033		2,700	2,711
Ser. 04-HE2N, Class NA, 5.43s, 2034		37,954	37,859
Ser. 04-HS1N, Class Note, 5.92s, 2034		9,727	9,727
South Coast Funding 144A FRB Ser. 3A, Class A2, 4.96s, 2038 (Cayman
Islands)		120,000	120,048
Structured Asset Investment Loan Trust Ser. 03-BC1A, Class A, 7 3/4s,
2033 (Cayman Islands)		27,706	27,706
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 4.334s, 2015		1,351,213	1,331,789
TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman
Islands)		395,000	378,216
TIAA Real Estate CD0, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037
(Cayman Islands)		351,000	331,224
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		301,899	301,519
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		168,000	162,960
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR13, Class 1A4,
IO, 0.742s, 2035		13,053,681	101,982
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010		187,502	187,473
Ser. 04-1, Class D, 5.6s, 2011		280,667	279,352

Total asset-backed securities (cost $53,706,210)			$52,654,814

SENIOR LOANS (10.0%)(a)(c)

		Principal amount	Value

Basic Materials (0.9%)
Graphic Packaging Corp. bank term loan FRN Ser. C, 6.035s, 2010		$136,882	$138,833
Hercules, Inc. bank term loan FRN Ser. B, 5.306s, 2010		172,375	174,013
Huntsman International Corp. bank term loan FRN Ser. B, 5.522s, 2012		1,021,777	1,029,258
Innophos, Inc. bank term loan FRN 6.109s, 2010		199,474	201,635
Koch Cellulose, LLC bank term loan FRN 5.193s, 2011		24,376	24,661
Koch Cellulose, LLC bank term loan FRN Ser. B, 5.24s, 2011		124,989	126,447
Nalco Co. bank term loan FRN Ser. B, 5.813s, 2010		214,449	217,666
Novelis, Inc. bank term loan FRN 5.46s, 2012		285,281	288,401
Novelis, Inc. bank term loan FRN Ser. B, 5.46s, 2012		495,488	500,908
Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 5.93s,
2012		1,741,250	1,767,369
			4,469,191

Capital Goods (1.0%)
Allied Waste Industries, Inc. bank term loan FRN Ser. A, 5.894s, 2012		270,270	272,222
Allied Waste Industries, Inc. bank term loan FRN Ser. B, 5.851s, 2012		708,091	713,079
Amsted Industries, Inc. bank term loan FRN 6.14s, 2010		180,144	182,921
Flowserve Corp. bank term loan FRN 5.63s, 2012		300,000	304,050
Graham Packaging Co., Inc. bank term loan FRN Ser. B, 6.149s, 2011		299,246	302,940
Hexcel Corp. bank term loan FRN Ser. B, 5.363s, 2012		1,442,222	1,456,644
Invensys, PLC bank term loan FRN Ser. B-1, 6.881s, 2009 (United
Kingdom)		81,873	82,487
Mueller Group, Inc. bank term loan FRN 6.372s, 2011		391,632	393,591
Mueller Group, Inc. bank term loan Ser. B, FRN 5.766s, 2012		600,000	604,200
Solo Cup Co. bank term loan FRN 5.679s, 2011		123,125	123,340
Terex Corp. bank term loan FRN 5.68s, 2009		100,000	101,063

Terex Corp. bank term loan FRN Ser. C, 6.18s, 2009	550,000	556,188
Transdigm, Inc. bank term loan FRN Ser. C, 5.8s, 2010	347,355	351,986
		5,444,711

Communication Services (0.9%)
Centennial Cellular Operating Co., LLC bank term loan FRN Ser. B,
5.695s, 2011	349,114	352,169
Consolidated Communications Holdings bank term loan FRN Ser. D,
5.926s, 2011	107,615	108,691
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 5 1/4s, 2011
(Bermuda)	448,869	452,610
Madison River Capital, LLC. bank term loan FRN Ser. B, 6.22s, 2012	850,000	862,750
PanAmSat Corp. bank term loan FRN Ser. B1, 6.107s, 2010	69,473	70,360
Qwest Communications International, Inc. bank term loan FRN Ser. A,
8.53s, 2007	65,000	67,031
SBA Communications Corp. bank term loan FRN Ser. D, 6.002s, 2008	1,316,690	1,324,920
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5.713s, 2012	298,706	300,946
Valor Telecommunications Enterprises LLC/Finance Corp. bank term loan
FRN Ser. B, 5.552s, 2012	1,066,667	1,079,047
		4,618,524

Consumer Cyclicals (2.0%)
Adams Outdoor Advertising, LP bank term loan FRN 5.641s, 2012	1,080,680	1,095,089
Ashtead Group PLC bank term loan FRN Ser. B, 6.063s, 2009 (United
Kingdom)	200,000	202,667
Boise Cascade Corp. bank term loan FRN Ser. D, 5.314s, 2011	199,499	202,391
Boyd Gaming Corp. bank term loan FRN Ser. B, 4.935s, 2010	498,737	503,725
Coinmach Service Corp. bank term loan FRN Ser. B, 6.746s, 2009	117,594	119,064
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser. B,
5.471s, 2010	150,407	151,118
Goodyear Tire & Rubber Co. (The) bank term loan FRN 6.32s, 2010	175,000	177,078
Hayes Lemmerz International, Inc. bank term loan FRN 7.007s, 2009	118,166	117,955
IESI Corp. bank term loan FRN Ser. B, 5.659s, 2011	525,000	532,219
Jostens IH Corp. bank term loan FRN Ser. C, 5.938s, 2010	1,083,505	1,099,487
Journal Register Co. bank term loan FRN Ser. B, 5.129s, 2012	400,000	402,875
Landsource, Inc. bank term loan FRN Ser. B, 6 1/4s, 2010	50,000	50,313
Masonite International Corp. bank term loan FRN 5.656s, 2013 (Canada)	373,931	374,909
Masonite International Corp. bank term loan FRN Ser. B, 5.656s, 2013
(Canada)	374,569	375,548
Movie Gallery, Inc. bank term loan FRN Ser. B, 6.49s, 2011	299,250	297,155
Penn National Gaming, Inc. bank term loan FRN Ser. B, 5.12s, 2012	150,000	151,711
PRIMEDIA, Inc. bank term loan FRN 5.766s, 2013	150,000	151,313
PRIMEDIA, Inc. bank term loan FRN Ser. B, 6 5/8s, 2009	109,007	108,871
R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 5.493s, 2011	213,661	215,058
Raycom Media, Inc. bank term loan FRN Ser. B, 5 1/2s, 2012	1,500,000	1,505,625
Resorts International Hotel and Casino, Inc. bank term loan FRN Ser. B,
6.2s, 2012	391,732	394,181
Sealy Mattress Co. bank term loan FRN Ser. D, 5.572s, 2012	213,670	215,873
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. B, 6.139s,
2012	124,688	125,831
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s,
2012 (U)	125,000	126,146
TRW Automotive, Inc. bank term loan FRN Ser. B, 5 1/4s, 2010	422,278	426,413
Venetian Casino Resort, LLC bank term loan FRN Ser. B, 5.24s, 2011	854,986	861,666
Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 5.462s, 2011	176,286	177,663
William Carter Holdings Co. (The) bank term loan FRN Ser. B, 5.706s,
2012	100,000	101,438
		10,263,382

Consumer Staples (2.1%)
AMF Bowling Worldwide bank term loan FRN Ser. B, 6.741s, 2009	87,072	87,725
BLB (Wembley) bank term loan FRN 6.079s, 2011 (United Kingdom)	100,000	101,438
Century Cable Holdings bank term loan FRN 8 3/4s, 2009	900,000	892,607
Charter Communications PLC bank term loan FRN Ser. B, 6.93s, 2011
(United Kingdom)	643,063	645,689
Cinemark, Inc. bank term loan FRN Ser. C, 5.436s, 2011	200,000	202,100
Constellation Brands, Inc. bank term loan FRN Ser. B, 5.299s, 2011	967,258	979,711
DirecTV Holdings, LLC bank term loan FRN Ser. B, 5.338s, 2013	433,333	438,028
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.496s, 2012	124,388	125,671
Gray Television, Inc. bank term loan FRN Ser. B, 5.01s, 2012	200,000	200,875
Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 5 5/8s, 2009	68,775	69,746
Jack-in-the-Box, Inc. bank term loan FRN 5.446s, 2008	149,242	150,548
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 5.938s, 2011	398,992	405,102
Loews Cineplex Entertainment Corp. bank term loan FRN Ser. B, 5.88s,
2011	250,000	250,860
Mediacom Communications Corp. bank term loan FRN Ser. B, 6s, 2012	992,500	1,007,542
MGM Studios, Inc. bank term loan FRN Ser. B, 5.74s, 2011	700,000	708,114
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 8 3/4s, 2010	440,000	436,779
Regal Cinemas, Inc. bank term loan FRN Ser. B, 5.49s, 2010	992,443	1,001,902
Six Flags, Inc. bank term loan FRN Ser. B, 6.364s, 2009	332,565	335,593
Spanish Broadcasting Systems, Inc. bank term loan FRN 5.49s, 2012	345,000	349,959
Spectrum Brandd, Inc. bank term loan FRN Ser. B, 5.675s, 2013	1,095,498	1,107,365

Sun Media Corp. bank term loan FRN Ser. B, 5.68s, 2009 (Canada)	151,603	153,309
Universal City Development bank term loan FRN Ser. B, 5.687s, 2011	496,250	502,246
Warner Music Group bank term loan FRN Ser. B, 5.7s, 2011	296,251	299,399
Young Broadcasting, Inc. bank term loan FRN Ser. B, 5.766s, 2012	648,375	652,157
		11,104,465

Energy (0.2%)
Dresser, Inc. bank term loan FRN 6.91s, 2010	150,000	152,250
Kerr-McGee Corp. bank term loan FRN Ser. B, 6.311s, 2011	250,000	251,000

Key Energy Services, Inc. bank term loan FRN Ser. B, 6.266s, 2012 (U)	850,000	862,750
		1,266,000

Financial (0.6%)
CCM Merger, Inc. bank term loan FRN Ser. B, 5.933s, 2012	598,500	599,996
Fidelity National Information Solutions bank term loan FRN Ser. B, 5.478s,
2013	982,635	985,793
General Growth Properties, Inc. bank term loan FRN Ser. A, 5.95s, 2007
(R)	623,370	626,331
General Growth Properties, Inc. bank term loan FRN Ser. B, 5.67s, 2008
(R)	696,684	705,044
Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 5 3/4s, 2011	215,758	217,646
		3,134,810

Health Care (0.9%)
Alderwoods Group, Inc. bank term loan FRN 5.748s, 2009	551,490	558,728
Beverly Enterprises, Inc. bank term loan FRN 6.241s, 2008	122,500	122,653
Community Health Systems, Inc. bank term loan FRN Ser. B, 5.61s, 2011	248,246	251,401
Concentra bank term loan FRN 6.03s, 2009	180,777	181,681
DaVita, Inc. bank term loan FRN Ser. B, 5.37s, 2012	700,000	709,820
Express Scripts, Inc. bank term loan FRN Ser. B, 5.241s, 2010	370,181	372,032
Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.99s, 2011	98,750	99,429
Hanger Orthopedic Group, Inc. bank term loan FRN 7 3/4s, 2009	96,261	99,593
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 5.24s, 2011	69,346	70,155
LifePoint, Inc. bank term loan FRN Ser. B, 5.435s, 2012	668,671	674,880
Mylan Laboratories, Inc. bank term loan FRN Ser. D, 7 1/4s, 2010	250,000	253,229
Veterinary Centers of America bank term loan FRN Ser. B, 5.188s, 2011	242,382	244,805
Warner Chilcott Corp. bank term loan FRN Ser. B, 6.411s, 2012	543,181	546,673
Warner Chilcott Corp. bank term loan FRN 5.901s, 2012 (U)	22,082	22,176
Warner Chilcott Corp. bank term loan FRN Ser. C, 6.359s, 2012	218,875	220,282
Warner Chilcott Corp. bank term loan FRN Ser. D, 6.359s, 2012	101,114	101,764
Warner Chilcott Corp. bank term loan FRN 5.314s, 2012 (U)	110,410	110,879
		4,640,180

Technology (0.8%)
AMI Semiconductor, Inc. bank term loan FRN 5.2s, 2012	699,125	701,455
Iron Mountain, Inc. bank term loan FRN 5.531s, 2011	1,488,750	1,499,916
SunGard Data Systems, Inc. bank term loan FRN Ser. B, 6.28s, 2013	1,250,000	1,263,779
UGS Corp. bank term loan FRN Ser. C, 5.67s, 2012	377,379	382,568
Xerox Corp. bank term loan FRN 5.43s, 2008	150,000	151,125
		3,998,843

Transportation (0.1%)
Rail America, Inc. bank term loan FRN Ser. B, 5 7/8s, 2011	50,000	50,833
Travelcenters of America bank term loan FRN Ser. B, 5.518s, 2011	400,000	404,000
		454,833

Utilities & Power (0.6%)
Allegheny Energy, Inc. bank term loan FRN Ser. C, 5.769s, 2011	243,450	246,797
El Paso Corp. bank term loan FRN 3.24s, 2009	159,000	160,590
El Paso Corp. bank term loan FRN Ser. B, 6.438s, 2009	763,569	772,053
NRG Energy, Inc. bank term loan FRN 3.49s, 2011	744,797	751,004
NRG Energy, Inc. bank term loan FRN Ser. B, 5.255s, 2011	952,809	960,748
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 6.025s, 2007	97,759	98,736
		2,989,928

Total senior loans (cost $52,189,308)		$52,384,867

COLLATERALIZED MORTGAGE OBLIGATIONS (10.0%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036	$125,000	$122,415
Ser. 01-1, Class K, 6 1/8s, 2036	282,000	213,408
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.89s, 2014	111,000	111,014
FRB Ser. 05-BOCA, Class M, 5.868s, 2016	205,000	205,421
FRB Ser. 05-ESHA, Class K, 5.68s, 2020	531,000	531,000
FRB Ser. 05-BOCA, Class L, 5.468s, 2016	193,000	193,455
FRB Ser. 05-BOCA, Class K, 5.118s, 2016	200,000	200,410

Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2,
Class F, 8.455s, 2032		189,000	219,311
Broadgate Financing PLC sec. FRB Ser. D, 5.507s, 2023 (United
Kingdom)	GBP	351,450	620,312
Commercial Mortgage Pass-Through Certificates 144A FRB Ser. 01-
FL5A, Class G, 4.366s, 2013		$800,000	796,000
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.768s, 2014		292,000	290,654
Ser. 1998-C2, Class F, 6 3/4s, 2030		500,000	539,941
Ser. 98-C1, Class F, 6s, 2040		758,000	617,171
FRB Ser. 05-TFLA, Class L, 5.618s, 2020		534,000	533,997
FRB Ser. 00-FL1A, Class D, 5.518s, 2009		160,026	159,226
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	212,905
FRB Ser. 05-TFLA, Class K, 5.068s, 2020		142,000	141,999
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, Interest
Only (IO), 1.056s, 2031		17,932,112	373,352
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		226,150	224,228
Ser. 98-CF2, Class B5, 5.95s, 2031		723,280	529,441
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		212,000	148,400
Ser. 97-CF1, Class B1, 7.91s, 2030		206,000	213,539
European Loan Conduit FRB Ser. 6X, Class E, 6.379s, 2010 (United
Kingdom)	GBP	286,216	510,642
European Loan Conduit 144A FRB Ser. 6A, Class F, 6.879s, 2010 (United
Kingdom)	GBP	105,650	188,884
European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 5.469s,
2014 (United Kingdom)		$275,000	486,448
Fannie Mae
IFB Ser. 98-51, Class SG, IO, 23.76s, 2022		76,149	38,452
IFB Ser. 05-74, Class CP, 10.707s, 2035		491,311	536,450
IFB Ser. 02-36, Class SJ, 10.55s, 2029		195,928	201,209
Ser. 92-15, Class L, IO, 10.376s, 2022		393	4,372
IFB Ser. 05-74, Class CS, 9.488s, 2035		560,649	597,617
Ser. 00-42, Class B2, 8s, 2030		29,014	31,307
Ser. 00-17, Class PA, 8s, 2030		142,881	153,762
Ser. 00-18, Class PA, 8s, 2030		134,159	144,339
Ser. 00-19, Class PA, 8s, 2030		142,037	152,879
Ser. 00-20, Class PA, 8s, 2030		80,707	86,991
Ser. 00-21, Class PA, 8s, 2030		236,239	254,473
Ser. 00-22, Class PA, 8s, 2030		171,116	184,126
Ser. 97-37, Class PB, 8s, 2027		398,404	431,493
Ser. 97-13, Class TA, 8s, 2027		57,663	62,442
Ser. 97-21, Class PA, 8s, 2027		237,645	257,072
Ser. 97-22, Class PA, 8s, 2027		449,774	487,018
Ser. 97-16, Class PE, 8s, 2027		155,305	168,121
Ser. 97-25, Class PB, 8s, 2027		147,867	159,982
Ser. 95-12, Class PD, 8s, 2025		92,901	100,455
Ser. 95-5, Class A, 8s, 2025		110,316	119,550
Ser. 95-5, Class TA, 8s, 2025		26,669	28,985
Ser. 95-6, Class A, 8s, 2025		75,833	82,154
Ser. 95-7, Class A, 8s, 2025		95,279	103,321
Ser. 94-106, Class PA, 8s, 2024		145,372	157,687
Ser. 94-95, Class A, 8s, 2024		221,517	240,417
Ser. 04-W8, Class 3A, 7 1/2s, 2044		417,284	443,012
Ser. 04-W2, Class 5A, 7 1/2s, 2044		1,494,013	1,586,036
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		349,907	371,118
Ser. 03-W4, Class 4A, 7 1/2s, 2042		114,927	121,339
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		279,090	295,372
Ser. 02-T19, Class A3, 7 1/2s, 2042		236,157	249,934
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		3,416	3,617
Ser. 02-W1, Class 2A, 7 1/2s, 2042		471,757	496,279
Ser. 02-14, Class A2, 7 1/2s, 2042		2,043	2,159
Ser. 01-T10, Class A2, 7 1/2s, 2041		329,233	347,263
Ser. 02-T4, Class A3, 7 1/2s, 2041		1,127	1,189
Ser. 01-T8, Class A1, 7 1/2s, 2041		2,310	2,433
Ser. 01-T7, Class A1, 7 1/2s, 2041		1,283,292	1,350,027
Ser. 01-T3, Class A1, 7 1/2s, 2040		195,301	205,631
Ser. 01-T1, Class A1, 7 1/2s, 2040		607,124	640,650
Ser. 99-T2, Class A1, 7 1/2s, 2039		251,655	266,334
Ser. 00-T6, Class A1, 7 1/2s, 2030		122,037	128,383
Ser. 02-W7, Class A5, 7 1/2s, 2029		192,946	204,086
Ser. 01-T4, Class A1, 7 1/2s, 2028		582,617	618,978
Ser. 02-W3, Class A5, 7 1/2s, 2028		721	762
IFB Ser. 05-66, Class PS, 7.3s, 2035		346,050	334,181
Ser. 01-T10, Class A1, 7s, 2041		1,136,102	1,184,642
Ser. 03-58, Class ID, IO, 6s, 2033		602,028	115,890
Ser. 03-26, Class IG, IO, 6s, 2033		515,032	100,522
Ser. 322, Class 2, IO, 6s, 2032		487,349	97,655
Ser. 318, Class 2, IO, 6s, 2032		640,514	128,146
Ser. 350, Class 2, IO, 5 1/2s, 2034		1,013,803	215,713
Ser. 338, Class 2, IO, 5 1/2s, 2033		3,576,604	771,548
Ser. 333, Class 2, IO, 5 1/2s, 2033		1,029,044	222,232
Ser. 329, Class 2, IO, 5 1/2s, 2033		2,652,058	563,085
Ser. 03-37, Class IC, IO, 5 1/2s, 2027		1,657,864	158,015
Ser. 03-6, Class IB, IO, 5 1/2s, 2022		30,830	85
Ser. 03-118, Class S, IO, 4.27s, 2033		897,686	97,343
IFB Ser. 02-36, Class QH, IO, 4.22s, 2029		424,506	9,371
IFB Ser. 03-66, Class SA, IO, 3.82s, 2033		1,289,983	99,167
IFB Ser. 04-51, Class S0, IO, 3.22s, 2034		329,273	19,032
IFB Ser. 05-87, Class SG, IO, 3.03s, 2035		3,034,000	179,196

IFB Ser. 05-92, Class SC, IO, 2.99s, 2035	3,034,000	195,314
IFB Ser. 05-83, Class SL, IO, 2.95s, 2035	6,288,000	362,010
IFB Ser. 05-72, Class WS, IO, 2.92s, 2035	860,977	67,673
IFB Ser. 05-67, Class BS, IO, 2.32s, 2035	1,604,819	69,709
IFB Ser. 05-87, Class SE, IO, 2.3s, 2035	12,040,000	504,175
IFB Ser. 05-74, Class SE, IO, 2.27s, 2035	1,956,682	74,904
Ser. 03-W10, Class 1A, IO, 1.382s, 2043	5,000,765	82,825
Ser. 03-W10, Class 3A, IO, 1.365s, 2043	6,035,406	105,620
Ser. 03-W17, Class 12, IO, 1.155s, 2033	3,130,268	94,361
Ser. 00-T6, IO, 0.762s, 2030	5,410,445	77,775
Ser. 02-T18, IO, 0.522s, 2042	8,776,589	106,625
Ser. 99-51, Class N, Principal Only (PO), zero %, 2029	96,926	80,574
Ser. 99-52, Class MO, PO, zero %, 2026	25,411	24,497
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	480,186	510,149
Ser. T-58, Class 4A, 7 1/2s, 2043	4,728	4,995
Ser. T-41, Class 3A, 7 1/2s, 2032	1,141,774	1,203,517
Ser. T-60, Class 1A2, 7s, 2044	2,153,837	2,254,721
Ser. T-57, Class 1AX, IO, 0.451s, 2043	2,634,725	25,557
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.486s, 2020	8,292,073	517,319
First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s,
2035	351,000	225,134
Freddie Mac
IFB Ser. 2763, Class SC, 13.527s, 2032	357,811	393,460
Ser. 2229, Class PD, 7 1/2s, 2030	161,781	172,752
Ser. 2224, Class PD, 7 1/2s, 2030	165,666	176,900
Ser. 2217, Class PD, 7 1/2s, 2030	168,474	179,898
Ser. 2187, Class PH, 7 1/2s, 2029	376,757	402,305
Ser. 1989, Class C, 7 1/2s, 2027	55,235	58,980
Ser. 1990, Class D, 7 1/2s, 2027	153,662	164,083
Ser. 1969, Class PF, 7 1/2s, 2027	133,010	142,030
Ser. 1975, Class E, 7 1/2s, 2027	35,154	37,538
Ser. 1943, Class M, 7 1/2s, 2027	82,444	88,035
Ser. 1932, Class E, 7 1/2s, 2027	114,537	122,304
Ser. 1938, Class E, 7 1/2s, 2027	47,850	51,095
Ser. 1941, Class E, 7 1/2s, 2027	38,812	41,444
Ser. 1924, Class H, 7 1/2s, 2027	126,450	135,024
Ser. 1928, Class D, 7 1/2s, 2027	49,044	52,370
Ser. 1915, Class C, 7 1/2s, 2026	111,432	118,988
Ser. 1923, Class D, 7 1/2s, 2026	132,474	141,458
Ser. 1904, Class D, 7 1/2s, 2026	145,947	155,844
Ser. 1905, Class H, 7 1/2s, 2026	127,627	136,282
Ser. 1890, Class H, 7 1/2s, 2026	122,423	130,725
Ser. 1895, Class C, 7 1/2s, 2026	64,536	68,912
Ser. 2256, Class UA, 7s, 2030	45,199	47,649
Ser. 2208, Class PG, 7s, 2030	395,785	417,244
Ser. 2211, Class PG, 7s, 2030	223,257	235,362
Ser. 2198, Class PH, 7s, 2029	327,313	345,059
Ser. 2054, Class H, 7s, 2028	827,776	872,657
Ser. 2031, Class PG, 7s, 2028	90,197	95,088
Ser. 2020, Class E, 7s, 2028	456,554	481,308
Ser. 1998, Class PL, 7s, 2027	194,535	205,083
Ser. 1999, Class PG, 7s, 2027	318,782	336,066
Ser. 2004, Class BA, 7s, 2027	187,443	197,606
Ser. 2005, Class C, 7s, 2027	147,432	155,426
Ser. 2005, Class CE, 7s, 2027	164,694	173,623
Ser. 2006, Class H, 7s, 2027	471,252	496,802
Ser. 2006, Class T, 7s, 2027	301,242	317,575
Ser. 1987, Class AP, 7s, 2027	97,691	102,988
Ser. 1987, Class PT, 7s, 2027	156,766	165,266
Ser. 1978, Class PG, 7s, 2027	281,161	296,405
Ser. 1973, Class PJ, 7s, 2027	335,937	354,151
Ser. 1725, Class D, 7s, 2024	64,499	67,996
Ser. 2008, Class G, 7s, 2023	24,352	25,672
Ser. 1750, Class C, 7s, 2023	144,753	152,601
Ser. 1530, Class I, 7s, 2023	153,856	162,198
Ser. 216, IO, 6s, 2031	1,859,571	362,743
Ser. 226, IO, 5 1/2s, 2034	819,662	179,448
Ser. 2515, Class IG, IO, 5 1/2s, 2032	1,209,000	268,900
Ser. 2626, Class IK, IO, 5 1/2s, 2030	578,501	100,213
Ser. 2590, Class IH, IO, 5 1/2s, 2028	622,000	108,850
Ser. 2833, Class IK, IO, 5 1/2s, 2023	428,832	53,571
Ser. 3045, Class DI, IO, 5s, 2035	5,412,600	282,473
IFB Ser. 3031, Class BI, IO, 3.1s, 2035	663,000	55,083
IFB Ser. 3033, Class SF, IO, 3.097s, 2012	1,025,000	67,906
IFB Ser. 2937, Class SY, IO, 2.332s, 2035	755,549	28,333
Ser. 3045, Class DO, PO, zero %, 2035	413,900	329,309
Ser. 215, PO, zero %, 2031	203,098	178,854
Ser. 2235, PO, zero %, 2030	202,991	169,370
FRB Ser. 3022, Class TC, zero %, 2035	178,678	194,899
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.789s, 2033	134,000	143,044
Ser. 00-1, Class G, 6.131s, 2033	468,000	437,596
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
6.974s, 2036	418,345	337,269
Government National Mortgage Association
IFB Ser. 05-68, Class SI, IO, 2.66s, 2035	5,551,000	328,989
IFB Ser. 05-51, Class SJ, IO, 2.404s, 2035	1,689,543	88,173
IFB Ser. 05-68, Class S, IO, 2.404s, 2029	3,350,000	175,960
Ser. 99-31, Class MP, PO, zero %, 2029	349,738	298,985

Ser. 98-2, Class EA, PO, zero %, 2028		93,104	75,938
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 7.018s,
2015		178,000	179,001
IStar Asset Receivables Trust 144A FRB Ser. 03-1A
Class F, 4.741s, 2022		149,724	149,814
Class E, 4.691s, 2022		190,558	190,672
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	190,433
Ser. 98-C4, Class J, 5.6s, 2035		379,000	345,480
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB
Ser. 03-LLFA, Class L, 7 1/2s, 2014		567,000	561,139
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		463,000	385,303
Ser. 04-1A, Class K, 5.45s, 2040		167,000	135,798
Ser. 04-1A, Class L, 5.45s, 2040		76,000	55,572
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.114s,
2028		4,813,996	201,962
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7, 6s, 2039		1,380,000	984,513
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.461s, 2012		2,564,938	43,757
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.234s, 2042 (United
Kingdom)		433,000	432,803
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2010		157,000	150,512
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025		524,939	518,880
Quick Star PLC FRB Class 1-D, 5.56s, 2011 (United Kingdom)	GBP	346,729	613,329
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		133,000	109,902
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		158,000	118,765
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		143,000	118,165
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		137,000	102,980
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 5.639s, 2014 (United Kingdom)	GBP	310,000	548,359
FRB Ser. 04-2A, Class D, 3.019s, 2014 (Ireland)	EUR	306,000	368,883
FRB Ser. 04-2A, Class C, 2.619s, 2014 (Ireland)	EUR	383,000	461,707
URSUS EPC 144A FRB Ser. 1-A, Class D, 4.416s, 2012 (Ireland)	GBP	333,000	587,939
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A,
Class L, 7.068s, 2018		$363,000	361,594

Total collateralized mortgage obligations (cost $53,524,907)			$52,243,546

BRADY BONDS (0.3%)(a)

		Principal amount	Value

Brazil (Federal Republic of) FRB Ser. 18 YR, 2.188s, 2012		$1,239,428	$1,220,836
Brazil (Federal Republic of) FRB Ser. RG, 4.313s, 2012		403,535	397,482
Peru (Republic of) FRB Ser. 20 YR, 5s, 2017		192,700	188,846

Total brady bonds (cost $1,526,705)			$1,807,164

PREFERRED STOCKS (0.3%)(a)

		Shares	Value

Doane Pet Care Co. $7.125 pfd.		6,336	$595,584
Dobson Communications Corp. 13.00% pfd.		4	5,600
First Republic Capital Corp. 144A 10.50% pfd.		310	341,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)		34	231,200
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.		325	404,625

Total preferred stocks (cost $1,079,999)			$1,578,009

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)

		Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.		2,026	$89,651
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)		58	232,000
Williams Cos., Inc. (The) 144A $2.75 cv. pfd.		5,850	679,331

Total convertible preferred stocks (cost $894,606)			$1,000,982

COMMON STOCKS (0.2%)(a)

		Shares	Value

AMRESCO Creditor Trust (acquired 6/17/99, cost $45,106) (F)(RES)
(NON)		640,000	$640
Birch Telecom, Inc. (F) (NON)		800	1
Comdisco Holding Co., Inc.		413	7,124
Contifinancial Corp. Liquidating Trust Units		2,443,632	24,436
Covad Communications Group, Inc. (NON) (S)		13,547	14,360
Crown Castle International Corp. (NON)		420	10,345
Dobson Communications Corp. (NON)		1,519	11,666
Genesis HealthCare Corp. (NON)		832	33,546
iPCS, Inc. (NON)		287	11,939
Knology, Inc. (NON)		182	479
Knology, Inc. (Rights) (F) (NON)		182	26
Northwestern Corp.		4,563	137,757
Sterling Chemicals, Inc. (NON)		139	3,336

Sun Healthcare Group, Inc. (NON)				722	5,314
USA Mobility, Inc. (NON)				16	432
VFB LLC (acquired various dates from 6/22/99 to 12/8/03, cost $535,954)
(RES) (NON)				815,601	167,198
Washington Group International, Inc. (NON)				4,568	246,170
WHX Corp. (NON)				16,354	179,894

Total common stocks (cost $4,276,678)					$854,663

UNITS (0.1%)(a)

				Units	Value

Morrison Knudsen Corp.				790,000	$53,325
XCL Equity Units (F)				842	573,991

Total units (cost $1,736,787)					$627,316

CONVERTIBLE BONDS AND NOTES (0.1%)(a)

				Principal amount	Value

Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s,
2009 (Canada) (In default) (NON)				$1,940,000	$19
Lear Corp. cv. company guaranty zero %, 2022				202,000	90,648
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035				65,000	66,544
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023				215,000	251,550

Total convertible bonds and notes (cost $2,019,293)					$408,761

WARRANTS (--%)(a) (NON)

	Expiration date		Strike price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09		$0.01	890	$1
MDP Acquisitions PLC 144A	10/1/13	EUR	0.001	422	11,816
Mikohn Gaming Corp. 144A	8/15/08		$7.70	350	7,784
TravelCenters of America, Inc.	5/1/09		0.001	330	413
Ubiquitel, Inc. 144A	4/15/10		22.74	1,420	1
Washington Group International, Inc. Ser. A	1/25/06		28.50	2,819	70,665
Washington Group International, Inc. Ser. B	1/25/06		31.74	3,224	70,374
Washington Group International, Inc. Ser. C	1/25/06		33.51	1,740	34,901

Total warrants (cost $151,058)					$195,955

EQUITY VALUE CERTIFICATES (--%)(a) (COST $49,666)

			Maturity date	Certificates	Value

ONO Finance PLC 144A (United Kingdom)			3/16/11	360	$4

SHORT-TERM INVESTMENTS (9.6%)(a)

				Principal
				amount/shares	Value

Putnam Prime Money Market Fund (e)				49,851,277	$49,851,277
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)				$15,257	15,240
U. S. Treasury Bill 3.10%, November 3, 2005 (SEG)				428,000	426,790

Total short-term investments (cost $50,293,307)					$50,293,307

TOTAL INVESTMENTS

Total investments (cost $531,081,738)(b)					$535,573,784

Putnam VT Diversified Income Fund
FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $86,976,669) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$4,302,967	$4,237,946	10/19/05	$(65,021)
British Pound	7,585,329	7,777,541	12/21/05	192,212
Canadian Dollar	7,866,649	7,621,696	10/19/05	(244,953)
Euro	39,970,843	40,595,625	12/21/05	624,782
Japanese Yen	6,657,257	6,733,658	11/16/05	76,401
Norwegian Krone	1,305,347	1,358,766	12/21/05	53,419
Singapore Dollar	1,335,791	1,369,269	11/16/05	33,478
Swedish Krona	11,348,932	11,690,587	12/21/05	341,655
Swiss Franc	5,475,724	5,591,581	12/21/05	115,857

Total				$1,127,830

Putnam VT Diversified Income Fund
FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $64,990,399) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$15,793,930	$15,575,780	10/19/05	$218,150
British Pound	12,773,726	13,200,361	12/21/05	(426,635)
Canadian Dollar	2,558,298	2,526,277	10/19/05	32,021
Danish Krone	1,021,232	1,054,288	12/21/05	(33,056)
Japanese Yen	16,595,463	17,038,785	11/16/05	(443,322)
Korean Won	1,338,635	1,373,916	11/16/05	(35,281)
Norwegian Krone	9,602,147	9,969,343	12/21/05	(367,196)
Polish Zloty	414,175	425,449	12/21/05	(11,274)
Swedish Krona	2,478,383	2,461,137	12/21/05	17,246
Swiss Franc	1,305,594	1,365,063	12/21/05	(59,469)

Total				$(1,108,816)

Putnam VT Diversified Income Fund
FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro-Bobl 5 yr (Long)	70	$9,619,894	Dec-05	$(71,934)
Euro-Bund 10 yr (Short)	68	10,044,278	Dec-05	52,937
Japanese Government Bond 10 yr - TSE (Short)	2	2,429,403	Dec-05	33,702
U.K. Gilt 10 yr (Long)	16	3,190,530	Dec-05	(19,283)
U.S. Treasury Bond 20 yr (Short)	431	49,309,094	Dec-05	678,738
U.S. Treasury Note 10 yr (Long)	81	8,903,672	Dec-05	(96,457)
U.S. Treasury Note 5 yr (Long)	650	69,458,594	Dec-05	(442,662)
U.S. Treasury Note 2 yr (Short)	70	14,412,344	Dec-05	33,696

Total				$168,737

Putnam VT Diversified Income Fund
TBA SALE COMMITMENTS OUTSTANDING at 9/30/05 (proceeds receivable $10,901,029) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value
FHLMC, 6 1/2s, October 1, 2035	$5,890,000	10/13/05	$6,053,356
FNMA, 5 1/2s, October 1, 2035	4,800,000	10/13/05	4,798,500

Total			$10,851,856

Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

				Unrealized
		Notional	Termination	appreciation/
		amount	date	(depreciation)
Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.		$400,000	9/1/15	$(7,729)

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		5,369,000	12/5/05	(14,656)

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.97375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		5,900,000	1/26/06	59,793

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.35% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		1,800,000	1/27/14	45,976

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		13,700,000	3/30/09	673,491

Agreement with Citibank N.A. dated July 12, 2005 to pay
annually the notional amount multiplied by 2.7515% and
receive semi-annually the notional amount multiplied by the
six month EURIBOR-T248.	EUR	4,300,000	7/14/10	5,048

Agreement with Citibank N.A. dated July 12, 2005 to receive
annually the notional amount multiplied by 3.4% and pay
semi-annually the notional amount multiplied by the six
month NOKDOM-NIBR.	NOK	35,500,000	7/14/10	(31,360)

Agreement with Citibank N.A. dated July 20, 2005 to pay
annually the notional amount multiplied by 2.825% and
receive semi-annually the notional amount multiplied by the
six month EURIBOR-T248.	EUR	1,700,000	7/22/10	(4,475)

Agreement with Citibank, N.A. dated July 20, 2005 to receive annually the notional amount multiplied by 3.52% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	NOK	14,000,000	7/22/10	(1,992)

Agreement with Credit Suisse First Boston dated May 18,
2005 to pay semi-annually the notional amount multiplied by
4.6325% and receive quarterly the notional amount
multiplied by the three month GBP-LIBOR-BBA.	GBP	18,000,000	5/18/07	(462,625)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to pay semi-annually the notional amount multiplied by 4.945%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.		$4,835,700	7/9/14	(79,661)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.		4,287,700	7/9/06	(54,646)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 4.062% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.		20,000,000	5/10/07	(62,139)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 5.062% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.		5,000,000	5/10/35	(98,120)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to receive semi-annually the notional amount multiplied by 4.687% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.		11,000,000	5/10/15	71,413

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.		7,839,000	12/15/13	43,569

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.955% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.		5,900,000	1/26/06	59,873

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.3375% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.		1,800,000	1/26/14	47,317

Agreement with Lehman Brothers Special Financing, Inc.
dated September 21, 2005 to pay semi-annually the notional
amount multiplied by the six month JPY-LIBOR-BBA and
receive semi-annually the notional amount multiplied by
0.2725%.	JPY	6,100,000,000	9/26/07	(36,340)

Agreement with Lehman Brothers Special Financing, Inc.
dated September 21, 2005 to receive semi-annually the
notional amount multiplied by the six month JPY-LIBOR-BBA
and pay semi-annually the notional amount multiplied by
1.05625%.	JPY	1,500,000,000	9/26/12	108,121

Agreement with Lehman Brothers Special Financing, Inc.
dated September 28, 2005 to pay annually the notional
amount multiplied by 3.2385% and receive semi-annually the
notional amount multiplied by the six month EURIBOR.	EUR	20,000,000	9/30/15	54,430

Agreement with Lehman Brothers Special Financing, Inc.
dated September 28, 2005 to receive annually the notional
amount multiplied by 2.47% and pay semi-annually the
notional amount multiplied by the six month EURIBOR.	EUR	39,000,000	9/28/07	(53,066)

Agreement with Lehman Brothers Special Financing, Inc.
dated September 28, 2005 to receive annually the notional
amount multiplied by 3.734% and pay semi-annually the
notional amount multiplied by the six month EURIBOR.	EUR	7,100,000	9/30/35	(4,144)

Agreement with Merrill Lynch Capital Services Inc. dated July
22, 2005 to pay annually the notional amount multiplied by
2.801% and receive semi-annually the notional amount
multiplied by the six month EURIBOR.	EUR	2,700,000	7/26/10	(3,313)

Agreement with Merrill Lynch Capital Services Inc. dated July
22, 2005 to receive annually the notional amount multiplied
by 3.54% and pay semi-annually the notional amount
multiplied by the six month NIBOR.	NOK	20,900,000	7/26/10	(875)

Agreement with Merrill Lynch Capital Services, Inc. dated
February 16, 2005 to receive semi-annually the notional
amount multiplied by the six month EURIBOR and pay
annually the notional amount multiplied by 2.5645%.	EUR	36,100,000	2/19/07	(674,988)

Agreement with Merrill Lynch Capital Services, Inc. dated June 9, 2005 to pay semi-annually the notional amount multiplied by the six month
JPY-LIBOR-BBA and receive semi-annually the notional amount
multiplied by 1.7275%.	JPY	1,100,000,000	6/14/20	(239,836)

Agreement with Merrill Lynch Capital Services, Inc. dated October 27,
2000 to receive semi-annually the notional amount multiplied by 6.74%
and pay quarterly the notional amount multiplied by the three month
USD-LIBOR.		$5,600,000	10/31/05	136,613

Agreement with UBS AG dated April 4, 2005 to pay quarterly the notional amount multiplied by 2.61% and receive semi-annually the
notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR	59,000,000	4/6/07	(301,124)

Total				$(825,445)

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ HY CDX 3 Index.	$1,386,000	$(6,271)

Agreement with Bank of America, N.A. on April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ HY CDX 3 Index.	693,000	12,622

Agreement with Bank of America, N.A. on August 16, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	3,762,000	(6,615)

Agreement with Bank of America, N.A. on August 17, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	1,881,000	(5,604)

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June
20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ CDX IG HVOL Series 4 Index.	2,552,000	10,616

Agreement with Bank of America, N.A. on September 8, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the CDX HY Series 4 Index.	767,250	(912)

Agreement with Citigroup Financial Products, Inc. effective August 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	1,687,000	183

Agreement with Citigroup Financial Products, Inc. effective June 10, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5
year Series 4 Index.	1,819,620	(31,612)

Agreement with Citigroup Financial Products, Inc. on April 15, 2005, maturing on
June 20, 2010, to receive quarterly 180 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-
35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ HY CDX 4 Index 25-35% tranche.	1,800,000	91,980

Agreement with Citigroup Financial Products, Inc. on April 28, 2005, maturing on
June 20, 2010, to receive quarterly 201 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-
35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ HY CDX 4 Index 25-35% tranche.	1,800,000	108,716

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on
June 20, 2012, to receive quarterly 62 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-
10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index, 7-10% tranche.	1,687,000	18,511

Agreement with Citigroup Financial Products, Inc. on June 10, 2005, maturing on
June 20, 2010, to pay quarterly 677.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4
Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.	1,838,000	(24,662)

Agreement with Citigroup Financial Products, Inc. on June 14, 2005, maturing on
June 20, 2015, to receive quarterly 619 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series
4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.	1,106,000	(59,017)

Agreement with Deutsche Bank AG effective August 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	1,688,000	(1,550)

Agreement with Deutsche Bank AG on April 15, 2005, maturing on June 20, 2010, to receive quarterly 183 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund make a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY
CDX 4 Index 25-35% tranche.	1,800,000	93,599

Agreement with Deutsche Bank AG on August 8, 2005, maturing on June 20, 2010, to receive quarterly 44 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX 4 Index 7-10% tranche.	1,688,000	11,618

Agreement with Deutsche Bank AG on July 14, 2005, maturing on June 20, 2012, to receive quarterly 35.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX Series 4 Index, 10-15% tranche.	839,000	7,516

Agreement with Deutsche Bank AG on September 8, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 500 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX HY Series 4 Index HB, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ CDX HY Series 4 Index HB.	750,133	4,239

Agreement with Goldman Sachs Capital Markets, L.P. on April 13, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	693,000	9,705

Agreement with Goldman Sachs Capital Markets, L.P. on August 18, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX IG Series 4 Index.	1,108,900	206

Agreement with Goldman Sachs Capital Markets, L.P.on August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	801,250	3,143

Agreement with Goldman Sachs Capital Markets, L.P. on May 20, 2005, maturing on
June 20, 2010, to receive quarterly 500 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series
4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.	661,000	33,993

Agreement with Goldman Sachs Capital Markets, L.P. on May 20, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.	3,305,000	(52,847)

Agreement with Goldman Sachs Capital Markets, L.P. on April 1, 2005, maturing on
December 20, 2009, to pay quarterly 138 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 3 Index 25-
35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ HY CDX 3 Index 25-35% tranche.	711,000	30,823

Agreement with Goldman Sachs Capital Markets, L.P. on August 12, 2005, maturing on June 20, 2015, to receive quarterly 600 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index,3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index,3-7% tranche.	1,903,000	(144,563)

Agreement with Goldman Sachs Capital Markets, L.P. on August 18, 2005, maturing on June 20, 2010, to receive quarterly 38.5 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index,7-10% tranche.	853,000	4,179

Agreement with Goldman Sachs Capital Markets, L.P. on August 19, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	1,881,000	12,662

Agreement with Goldman Sachs Capital Markets, L.P. on August 19, 2005, maturing on June 20, 2012, to receive quarterly 37.5 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index
10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	1,602,500	14,382

Agreement with Goldman Sachs Capital Markets, L.P. on June 22, 2005, maturing on
June 20, 2015, to receive quarterly 656 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series
4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.	1,847,000	(72,543)

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	3,016,000	71,289

Agreement with JPMorgan Chase Bank, N.A. on June 22, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive pay 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4
Index.	1,828,530	(21,303)

Agreement with JPMorgan Chase Bank, N.A.on June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4
Index.		1,831,500	(27,843)

Agreement with Lehman Brothers Special Financing, Inc. on April 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ HY CDX 3 Index.		792,000	18,709

Agreement with Lehman Brothers Special Financing, Inc. on August 24, 2005,
maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund makes a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the DJ iTraxx Index.	EUR	1,716,000	(1,226)

Agreement with Lehman Brothers Special Financing, Inc. on August 5, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series
4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.		$1,688,000	(1,060)

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 19 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ iTraxx Index.	EUR	1,385,250	(1,997)

Agreement with Lehman Brothers Special Financing, Inc. on June 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5
year Series 4 Index.		$1,094,940	(12,645)

Agreement with Lehman Brothers Special Financing, Inc. on June 17, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5
year Series 4 Index.		1,819,620	(18,910)

Agreement with Lehman Brothers Special Financing, Inc. on April 18, 2005, maturing on June 20, 2010, to pay quarterly 194 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-
35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ HY CDX 4 Index 25-35% tranche.		400,000	23,177

Agreement with Lehman Brothers Special Financing, Inc. on August 10, 2005, maturing on June
20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 360 basis points times the notional amount. Upon a credit default event of any reference entity within the CDX HY Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY
Series 4 Index.		3,762,000	24,217

Agreement with Lehman Brothers Special Financing, Inc. on August 24, 2005,
maturing on June 20, 2012, to receive quarterly 46.375 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ
iTraxx Index, 6-9% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ iTraxx Index, 6-9% tranche.	EUR	1,716,000	10,169

Agreement with Lehman Brothers Special Financing, Inc. on August 5, 2005,
maturing on June 20, 2010, to receive quarterly 43 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX
Series 4 Index, 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index,7-10% tranche.		$1,688,000	10,021

Agreement with Lehman Brothers Special Financing, Inc. on July 14, 2005, maturing on June 20, 2012, to receive quarterly 36 basis points times the notional amount.
Upon a credit default event of any reference entity within the DJ IG CDX Series 4
Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.		772,000	4,257

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20, 2012, to receive quarterly 19 basis points times the notional amount.
Upon a credit default event of any reference entity within the DJ iTraxx Index, S3 tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ iTraxx Index, S3 tranche.	EUR	1,847,000	8,375

Agreement with Lehman Brothers Special Financing, Inc. on July 29, 2005, maturing on June 20, 2012, to receive quarterly 33.75 basis points times the notional amount.
Upon a credit default event of any reference entity within the DJ IG CDX Series 4
Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.		$1,685,000	9,851

Agreement with Lehman Brothers Special Financing, Inc. on March 24,2005,
maturing on December 20, 2009, to pay quarterly 116 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ
IG CDX Series 3 Index, 25-35% tranche, that the counterparties agree advances within the 25-35 Loss Basket of the Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 3 Index, 25-
35% tranche.		711,000	21,904

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005,
maturing on June 20, 2015, to receive quarterly 59 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4
Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 4 Index,10-15% tranche.	862,000	(2,149)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index.	862,000	3,155

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005,
maturing on December 20, 2015, to receive quarterly 57.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG
CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX 5 Index 10-15% tranche.	861,000	(142)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005,
maturing on December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
5 Index.	861,000	(1,171)

Agreement with Lehman Brothers Special Financing, Inc. on September 29, 2005,
maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL
Series 4 Index.	3,598,000	(3,989)
Agreement with Lehman Brothers Special Financing, Inc. on September 8, 2005,
maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 360 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ HY CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX Series
4 Index.	1,883,970	(4,337)

Agreement with Merrill Lynch International on April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ HY CDX 3 Index.	891,000	(2,371)

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.	17,100,000	(241,141)

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on
June 20, 2010, to receive quarterly 500 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series
4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.	3,420,000	171,009

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005,
maturing on June 20, 2012, to receive quarterly 275 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	1,276,000	(27,654)

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive quarterly 48 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index 7-10% tranche.	1,724,000	5,786

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series
4 Index.	1,724,000	2,602

Agreement with Morgan Stanley Capital Services, Inc. on September 29, 2005,
maturing on June 20, 2012, to receive quarterly 318 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	1,199,000	1,449

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive quarterly 70.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	853,000	6,410

Agreement with Deutsche Bank AG effective July 14, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index.		1,259,000	(3,578)

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series
4 Index.		853,000	1,044

Agreement with Morgan Stanley Capital Services, Inc. on September 8, 2005,
maturing on June 20, 2012, to receive quarterly 285 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.		1,939,000	(30,300)

Agreement with Morgan Stanley Capital Services, Inc. on September 8, 2005,
maturing on June 20, 2015, to receive quarterly 479 basis points times the notional amount. Upon a credit default event of any reference entity within the iTraxx Eur 3
Index,3-6% tranche. the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the iTraxx EUR 3 Index, 3-6% tranche.	EUR	775,000	34,370

Total			$88,475

NOTES
(a)	Percentages indicated are based on net assets of $523,367,233.

(b)	The aggregate identified cost on a tax basis is $532,332,004, resulting in gross unrealized appreciation and depreciation of
$19,381,445 and $16,139,665, respectively, or net unrealized appreciation of $3,241,780.

(c)	Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances;
interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the to the risk that the borrower under the loan may default on its obligations.

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September
30, 2005 was $947,838 or 0.2% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	(This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at
September 30, 2005.

(R)	Real Estate Investment Trust.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $13,167. The fund received cash collateral of $15,240 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market
Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,606,526 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $278,787,817 and
$290,658,291, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(U)	A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements. The total market value of the unfunded loan commitments at September 30, 2005 was
0.2% of net assets.

At September 30, 2005, liquid assets totaling $70,912,751 have been designated as collateral for open forward commitments, open swap contracts and future contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. [cont] The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. [cont] In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. [cont] Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (94.1%)(a)
	Shares	Value

Aerospace and Defense (2.6%)
Boeing Co. (The)	21,115	$1,434,764
Lockheed Martin Corp.	53,812	3,284,684
Northrop Grumman Corp.	3,000	163,050
		4,882,498

Banking (10.2%)
Bank of America Corp.	210,970	8,881,837
Bank of New York Co., Inc. (The)	2,194	64,526
PNC Financial Services Group	17,580	1,019,992
State Street Corp.	11,630	568,940
U.S. Bancorp	203,119	5,703,582
Wachovia Corp.	48,976	2,330,768
Wells Fargo & Co.	4,075	238,673
		18,808,318

Beverage (0.7%)
Coca-Cola Enterprises, Inc.	61,460	1,198,470

Building Materials (2.2%)
Masco Corp.	110,671	3,395,386
Sherwin Williams Co.	17,051	751,438
		4,146,824

Cable Television (0.9%)
Comcast Corp. Class A (NON)	55,830	1,640,285

Chemicals (1.0%)
Dow Chemical Co. (The)	17,541	730,933
Huntsman Corp. (NON)	16,190	316,515
PPG Industries, Inc.	13,229	783,025
		1,830,473

Commercial and Consumer Services (0.8%)
Cendant Corp.	68,370	1,411,157

Computers (3.1%)
Hewlett-Packard Co.	138,679	4,049,427
IBM Corp.	20,700	1,660,554
		5,709,981

Conglomerates (4.4%)
General Electric Co.	55,871	1,881,177
Honeywell International, Inc.	50,946	1,910,475
Tyco International, Ltd.	156,550	4,359,918
		8,151,570

Consumer Finance (1.7%)
Capital One Financial Corp.	22,691	1,804,388
Countrywide Financial Corp.	20,600	679,388
Providian Financial Corp. (NON)	37,270	658,934
		3,142,710

Consumer Goods (1.2%)
Colgate-Palmolive Co.	2,121	111,968
Procter & Gamble Co. (The)	35,236	2,095,133
		2,207,101

Consumer Services (-%)
Service Corporation International	8,407	69,694

Containers (0.1%)
Owens-Illinois, Inc. (NON)	12,390	255,482

Electric Utilities (5.0%)
Dominion Resources, Inc.	18,680	1,609,095
DPL, Inc.	21,310	592,418
DTE Energy Co.	1,551	71,129
Entergy Corp.	22,738	1,689,888
Exelon Corp.	32,128	1,716,920
PG&E Corp.	51,880	2,036,290
PPL Corp.	3,701	119,653
Progress Energy, Inc.	1,638	73,301
Public Service Enterprise Group, Inc.	11,120	715,683
Westar Energy, Inc.	4,968	119,878
Wisconsin Energy Corp.	12,860	513,371
		9,257,626

Electronics (1.4%)
Avnet, Inc. (NON)	19,920	487,044
Intel Corp.	56,346	1,388,929
Motorola, Inc.	30,570	675,291
		2,551,264

Energy (0.1%)
Weatherford International, Ltd. (NON)	3,640	249,922

Financial (7.6%)
Citigroup, Inc.	176,215	8,021,307
Fannie Mae	46,140	2,067,995
Freddie Mac	50,843	2,870,596
JPMorgan Chase & Co.	5,694	193,197
PMI Group, Inc. (The)	20,260	807,766
		13,960,861

Food (0.7%)
General Mills, Inc.	25,418	1,225,148

Forest Products and Packaging (0.3%)
Weyerhaeuser Co.	7,240	497,750

Health Care Services (1.7%)
Cardinal Health, Inc.	21,760	1,380,454
CIGNA Corp.	15,020	1,770,257
		3,150,711

Homebuilding (0.4%)
Lennar Corp.	13,625	814,230

Household Furniture and Appliances (0.9%)
Whirlpool Corp.	22,626	1,714,372

Insurance (6.8%)
ACE, Ltd. (Bermuda)	71,854	3,382,168
American International Group, Inc.	47,440	2,939,382
Axis Capital Holdings, Ltd. (Bermuda)	55,560	1,584,016
Chubb Corp. (The)	12,570	1,125,644
Endurance Specialty Holdings, Ltd. (Bermuda)	25,466	868,645
MetLife, Inc.	11,303	563,228
St. Paul Travelers Cos., Inc. (The)	19,123	858,049
XL Capital, Ltd. Class A (Bermuda)	18,489	1,257,807
		12,578,939

Investment Banking/Brokerage (3.7%)
Goldman Sachs Group, Inc. (The)	14,750	1,793,305
Lehman Brothers Holdings, Inc.	22,980	2,676,710
Merrill Lynch & Co., Inc.	1,186	72,761
Morgan Stanley	41,166	2,220,494
		6,763,270

Machinery (0.6%)
Parker-Hannifin Corp.	17,244	1,108,962

Manufacturing (1.1%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	51,300	1,961,199

Media (1.1%)
Time Warner, Inc.	55,720	1,009,089
Walt Disney Co. (The)	43,040	1,038,555
		2,047,644

Medical Technology (0.5%)
Baxter International, Inc.	4,420	176,225
PerkinElmer, Inc.	36,400	741,468
		917,693

Metals (0.7%)
Alcoa, Inc.	52,965	1,293,405
Freeport-McMoRan Copper & Gold, Inc. Class B	1,201	58,357
		1,351,762

Natural Gas Utilities (0.1%)
Sempra Energy	2,207	103,861

Oil & Gas (14.5%)
Amerada Hess Corp.	13,720	1,886,500
Burlington Resources, Inc.	10,610	862,805
Chevron Corp.	132,129	8,552,710
EOG Resources, Inc.	5,060	378,994
Exxon Mobil Corp.	146,780	9,326,401
Marathon Oil Corp.	41,380	2,852,323
Occidental Petroleum Corp.	14,318	1,223,187
Valero Energy Corp.	14,480	1,637,109
		26,720,029

Pharmaceuticals (5.5%)
Abbott Laboratories	17,978	762,267
Bristol-Myers Squibb Co.	9,530	229,292
Johnson & Johnson	24,375	1,542,450
Pfizer, Inc.	231,310	5,775,811
Wyeth	38,197	1,767,375
		10,077,195

Publishing (0.1%)
R. R. Donnelley & Sons Co.	5,850	216,860

Railroads (1.8%)
Norfolk Southern Corp.	79,804	3,236,850

Regional Bells (1.0%)
Verizon Communications, Inc.	55,950	1,829,006

Restaurants (1.5%)
McDonald's Corp.	83,738	2,804,386

Retail (2.9%)
AutoZone, Inc. (NON)	10,720	892,440
Office Depot, Inc. (NON)	73,457	2,181,673
Rite Aid Corp. (NON)	81,540	316,375
Sears Holdings Corp. (NON)	3,631	451,769
Supervalu, Inc.	45,093	1,403,294
		5,245,551

Software (1.5%)
Microsoft Corp.	34,505	887,814
Oracle Corp. (NON)	145,470	1,802,373
		2,690,187

Telecommunications (1.1%)
Sprint Nextel Corp.	81,203	1,931,007

Tobacco (1.9%)
Altria Group, Inc.	47,660	3,513,019

Toys (0.3%)
Mattel, Inc.	37,190	620,329

Trucks & Parts (0.4%)
Autoliv, Inc. (Sweden)	17,590	765,160

Total common stocks (cost $157,467,043)		$173,359,356

CONVERTIBLE PREFERRED STOCKS (3.8%)(a)
	Shares	Value
Amerada Hess Corp. $3.50 cv. pfd.	7,880	931,810
Chubb Corp. (The) $1.75 cv. pfd.	4,570	149,668
Conseco, Inc. $1.38 cum. cv. pfd.	6,280	167,205
Fortis Insurance NV 144A 7.75% cv. pfd. (Netherlands)	110	122,788
Freeport-McMoRan Copper & Gold, Inc. zero % cv. pfd.	25	27,613
Freeport-McMoRan Copper & Gold, Inc. 144A 5.50% cv. pfd.	43	47,494
Genworth Financial, Inc. 4.58% cv. pfd. (NON)	7,340	$233,045
Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.	6,322	443,330
Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.	7,060	489,788
Huntsman Corp. $2.50 cv. pfd.	22,155	966,512
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	12,765	333,486
MetLife, Inc. Ser. B, $1.594 cv. pfd.	2,700	75,600
PMI Group, Inc. (The) $1.469 cv. pfd.	6,200	151,125
State Street Corp. 6.75% cv. pfd.	780	167,283
UnumProvident Corp. $2.063 cv. pfd.	1,900	74,813
Xerox Corp. 6.25% cv. pfd.	20,800	2,420,600
XL Capital, Ltd. $1.625 cv. pfd. (Cayman Islands)	5,150	117,317

Total convertible preferred stocks (cost $6,625,553)		$6,919,477

UNITS (0.4%)(a)
	Units	Value
Hercules, Inc. units	246	$189,420
ONEOK, Inc. units	11,500	477,250

Total units (cost $591,468)		$666,670

CONVERTIBLE BONDS AND NOTES (0.05%)(a) (cost $94,702)
	Principal amount	Value
Tyco International Group SA cv. company guaranty Ser. A, 2 3/4s, 2018 (Luxembourg)	75,000	92,156

SHORT-TERM INVESTMENTS (1.7%)(a) (cost $3,166,477)
	Shares	Value
Putnam Prime Money Market Fund (e)	3,166,477	$3,166,477

TOTAL INVESTMENTS

Total investments (167,945,243) (b)		$184,204,136

NOTES

(a)	Percentages indicated are based on net assets of $184,315,820.

(b)	The aggregate identified cost on a tax basis is $168,190,081, resulting in gross unrealized appreciation and depreciation of $21,935,432 and $5,921,377, respectively, or net unrealized appreciation of $16,014,055.

(NON) Non-income-producing security.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly- owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $74,979 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $45,946,508 and $47,454,548, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund
of Boston

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (60.3%)(a)

	Shares	Value

Banking (1.6%)
PNC Financial Services Group	23,900	$1,386,678
State Street Corp.	15,800	772,936
U.S. Bancorp	328,100	9,213,048

		11,372,662

Basic Materials (1.4%)
Alcoa, Inc.	61,900	1,511,598
Crown Holdings, Inc. (NON)	9,900	157,806
Dow Chemical Co. (The)	43,000	1,791,810
Huntsman Corp. (NON)	22,500	439,875
PPG Industries, Inc.	33,100	1,959,189
United States Steel Corp.	29,400	1,245,090
Weyerhaeuser Co.	42,300	2,908,125

		10,013,493

Capital Goods (2.6%)
Autoliv, Inc. (Sweden)	16,100	700,350
Ball Corp.	2,600	95,524
Boeing Co. (The)	48,450	3,292,178
Cummins, Inc.	3,000	263,970
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	101,640	3,885,697
Lockheed Martin Corp.	112,200	6,848,688
Owens-Illinois, Inc. (NON)	17,400	358,788
Parker-Hannifin Corp.	49,600	3,189,776

		18,634,971

Communication Services (1.5%)
Sprint Corp. (FON Group)	222,997	5,302,869
Verizon Communications, Inc.	156,540	5,117,293

		10,420,162

Conglomerates (1.8%)
General Electric Co.	74,500	2,508,415
Honeywell International, Inc.	61,210	2,295,375
Tyco International, Ltd.	283,400	7,892,690

		12,696,480

Consumer Cyclicals (5.7%)
AutoZone, Inc. (NON) (S)	14,400	1,198,800
Best Buy Co., Inc.	28,800	1,253,664
Brunswick Corp.	65,300	2,463,769
Cendant Corp.	216,900	4,476,816
Lennar Corp. (S)	35,900	2,145,384
Lowe's Cos., Inc.	26,400	1,700,160
Masco Corp.	218,000	6,688,240
Mattel, Inc. (S)	51,400	857,352
McGraw-Hill Companies, Inc. (The)	27,900	1,340,316
NVR, Inc. (NON)	838	741,588
R. R. Donnelley & Sons Co. (S)	45,700	1,694,099
Royal Caribbean Cruises, Ltd.	29,800	1,287,360
Sears Holdings Corp. (NON)	5,035	626,455
Sherwin Williams Co.	47,400	2,088,918
Viacom, Inc. Class B	15,200	501,752
Vulcan Materials Co.	18,700	1,387,727
Walt Disney Co. (The)	93,450	2,254,949
Whirlpool Corp.	41,800	3,167,186

		40,371,115

Consumer Finance (1.2%)
Capital One Financial Corp.	52,430	4,169,234
Countrywide Financial Corp.	101,000	3,330,980
Providian Financial Corp. (NON)	50,700	896,376

		8,396,590

Consumer Staples (5.6%)
Altria Group, Inc.	158,980	11,718,416
Archer Daniels Midland Co.	17,800	438,948
Coca-Cola Co. (The)	28,700	1,239,553
Coca-Cola Enterprises, Inc.	83,970	1,637,415
Comcast Corp. Class A (NON) (S)	122,200	3,590,236
Estee Lauder Cos., Inc. (The) Class A	36,800	1,281,744
General Mills, Inc.	62,100	2,993,220
Loews Corp. - Carolina Group	11,200	443,856
McDonald's Corp.	164,500	5,509,105
Pilgrim's Pride Corp.	17,400	633,360
Procter & Gamble Co. (The) (S)	61,500	3,656,790
Rite Aid Corp. (NON)	419,300	1,626,884
Supervalu, Inc.	104,500	3,252,040
Time Warner, Inc.	75,900	1,374,549

		39,396,116

Energy (8.9%)
Amerada Hess Corp.	36,800	5,060,000
Burlington Resources, Inc.	35,300	2,870,596

Chevron Corp.	256,392	16,596,254
Cooper Cameron Corp. (NON)	12,300	909,339
Devon Energy Corp.	15,500	1,063,920
EOG Resources, Inc.	7,000	524,300
ExxonMobil Corp.	357,400	22,709,196
Marathon Oil Corp.	88,400	6,093,412
Occidental Petroleum Corp.	17,200	1,469,396
Pride International, Inc. (NON)	32,900	937,979
Sunoco, Inc.	20,200	1,579,640
Valero Energy Corp.	18,900	2,136,834
Weatherford International, Ltd. (NON)	5,000	343,300

		62,294,166

Financial (8.8%)
Bank of America Corp. (S) (SEG)	387,630	16,319,223
Citigroup, Inc.(SEG)	383,100	17,438,712
Fannie Mae	82,610	3,702,580
Freddie Mac	121,390	6,853,679
Goldman Sachs Group, Inc. (The)	20,100	2,443,758
Hartford Financial Services Group, Inc. (The)	30,700	2,369,119
Lehman Brothers Holdings, Inc.	55,100	6,418,048
MetLife, Inc.	59,600	2,969,868
PMI Group, Inc. (The)	27,600	1,100,412
Wachovia Corp.	51,700	2,460,403

		62,075,802

Health Care (6.6%)
Abbott Laboratories	19,900	843,760
AmerisourceBergen Corp.	25,300	1,955,690
Barr Pharmaceuticals, Inc. (NON)	17,200	944,624
Baxter International, Inc.	6,000	239,220
Becton, Dickinson and Co.	37,100	1,945,153
Boston Scientific Corp. (NON)	107,500	2,512,275
Cardinal Health, Inc.	75,500	4,789,720
CIGNA Corp.	38,470	4,534,074
Eli Lilly Co.	12,200	652,944
HCA, Inc.	38,800	1,859,296
Johnson & Johnson	108,980	6,896,254
PerkinElmer, Inc.	39,100	796,467
Pfizer, Inc.	537,600	13,423,872
Watson Pharmaceuticals, Inc. (NON)	21,700	794,437
Wyeth	84,200	3,895,934

		46,083,720

Insurance (3.8%)
ACE, Ltd. (Bermuda)	152,750	7,189,943
American International Group, Inc.	64,600	4,002,616
Axis Capital Holdings, Ltd. (Bermuda)	56,623	1,614,322
Chubb Corp. (The)	45,400	4,065,570
Endurance Specialty Holdings, Ltd. (Bermuda)	29,500	1,006,245
Everest Re Group, Ltd. (Barbados)	15,300	1,497,870
St. Paul Travelers Cos., Inc. (The)	24,500	1,099,315
W.R. Berkley Corp.	68,200	2,692,536
XL Capital, Ltd. Class A (Bermuda)	48,250	3,282,448

		26,450,865

Investment Banking/Brokerage (0.6%)
Merrill Lynch & Co., Inc.	31,400	1,926,390
Morgan Stanley	48,900	2,637,666

		4,564,056

Technology (6.2%)
Avnet, Inc. (NON)	27,400	669,930
Cisco Systems, Inc. (NON)	148,900	2,669,777
Dell, Inc. (NON)	69,800	2,387,160
Fiserv, Inc. (NON)	24,700	1,132,989
Hewlett-Packard Co.	299,300	8,739,560
IBM Corp.	85,200	6,834,744
Intel Corp.	284,100	7,003,065
Microsoft Corp.	158,700	4,083,351
Motorola, Inc.	165,100	3,647,059
Oracle Corp. (NON)	338,200	4,190,298
Xerox Corp. (NON) (S)	146,400	1,998,360

		43,356,293

Transportation (0.9%)
Norfolk Southern Corp.	127,500	5,171,400
Yellow Roadway Corp. (NON)	27,200	1,126,624

		6,298,024

Utilities & Power (3.1%)
Alliant Energy Corp.	27,800	809,814
American Electric Power Co., Inc.	18,300	726,510
Constellation Energy Group, Inc.	21,900	1,349,040
Dominion Resources, Inc.	25,490	2,195,709
DPL, Inc.	29,500	820,100
Entergy Corp.	29,720	2,208,790
Exelon Corp.	74,260	3,968,454
PG&E Corp. (S)	140,640	5,520,120
Public Service Enterprise Group, Inc.	15,500	997,580
Sempra Energy	47,200	2,221,232
Wisconsin Energy Corp.	17,700	706,584

		21,523,933

Total common stocks (cost $349,339,980)		$423,948,448

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.6%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)

Government National Mortgage Association Pass-Through Certificates 7s,
June 15, 2031	$15,174	$16,194

U.S. Government Agency Mortgage Obligations (11.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6 1/2s, with due dates from April 1, 2029 to October 1, 2034	7,151,915	7,367,198
5 1/2s, June 1, 2035	288,040	288,243
5 1/2s, with due dates from November 1, 2018 to April 1, 2020	273,456	277,896
Federal National Mortgage Association Pass-Through Certificates
9s, with due dates from January 1, 2027 to July 1, 2032	31,671	34,837
8s, with due dates from October 1, 2025 to July 1, 2033	40,648	43,587
7 1/2s, with due dates from September 1, 2022 to July 1, 2033	268,126	285,171
7s, with due dates from April 1, 2033 to December 1, 2033	513,489	537,919
7s, with due dates from June 1, 2007 to November 1, 2014	154,763	161,560
7s, TBA, October 1, 2035	2,000,000	2,093,438
6 1/2s, with due dates from August 1, 2032 to January 1, 2035	7,923,834	8,159,192
6 1/2s, February 1, 2016	22,474	23,288
6s, with due dates from December 1, 2031 to March 1, 2035	159,407	162,275
6s, with due dates from April 1, 2016 to November 1, 2016	8,879	9,136
5 1/2s, with due dates from September 1, 2019 to September 1, 2034	24,255,836	24,134,127
5 1/2s, TBA, October 1, 2035	21,750,000	21,743,203
5s, with due dates from May 1, 2018 to April 1, 2020	371,326	370,725
4 1/2s, with due dates from December 1, 2019 to October 1, 2020	14,477,160	14,178,324
4s, with due dates from May 1, 2019 to October 1, 2020	1,926,415	1,853,229

		81,723,348

Total U.S. government and agency mortgage obligations (cost $82,002,402)		$81,739,542

U.S. TREASURY OBLIGATIONS (2.1%)(a)

	Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030	$6,755,000	$8,389,921
U.S. Treasury Notes
4 1/4s, August 15, 2013	2,145,000	2,137,291
3 1/4s, August 15, 2008	4,217,000	4,110,916

Total U.S. treasury obligations (cost $14,150,585)		$14,638,128

COLLATERALIZED MORTGAGE OBLIGATIONS (11.2%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029	$108,000	$109,817
Asset Securitization Corp. Ser. 96-MD6, Class A7, 8.291s, 2029	250,000	268,553

Banc of America Commercial Mortgage, Inc. Ser. 01-1, Class G, 7.324s, 2036	160,000	174,884
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	102,759
Ser. 05-4, Class XC, IO, 3.84s, 2045	11,271,000	84,533
Ser. 05-1, Class XW, IO, 0.161s, 2042	46,925,048	265,127
Banc of America Large Loan FRB Ser. 04-BBA4, Class G, 4.468s, 2018	30,000	30,164
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.689s, 2014	135,000	135,017
FRB Ser. 05-ESHA, Class K, 5.68s, 2020	279,000	279,000
FRB Ser. 05-BOCA, Class L, 5.468s, 2016	154,000	154,363
FRB Ser. 05-ESHA, Class G, 4.76s, 2020	112,000	112,000
Ser. 03-BBA2, Class X1A, IO, 0.646s, 2015	6,842,000	18,316
Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3, 5.436s,
2033	260,000	263,665
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 4.13s, 2035	275,755	275,424
Ser. 05-1A, IO, 0.775s, 2035	1,145,797	91,127
Ser. 04-3, IO, 0.775s, 2035	922,652	70,460
Ser. 04-2, IO, 0.72s, 2034	2,148,673	170,467
Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-PWR9, Class X1,
IO, 4.6s, 2042	7,050,000	69,674
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class
F, 8.455s, 2032	151,000	175,217
Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2, 7.319s,
2032	73,000	80,007
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	612,074
Ser. 98-1, Class G, 6.56s, 2030	148,000	156,818
Ser. 98-1, Class H, 6.34s, 2030	227,000	196,440
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3, Class XC, IO, 0.061s,
2043	15,828,174	167,556

Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s, 2030	490,500	501,470
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	260,000	271,228
Ser. 98-C2, Class F, 5.44s, 2030	91,000	91,022
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 4.272s, 2034	211,000	213,701
Ser. 05-C6, Class XC, IO, 3.98s, 2044	12,451,000	84,667
Ser. 05-LP5, Class XC, IO, 0.047s, 2043	11,242,084	119,166
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D, 5.612s, 2035	385,000	378,518

CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035	216,000	230,804
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.768s, 2014	137,000	136,368
FRB Ser. 00-FL1A, Class D, 5.518s, 2009	112,018	111,458
FRB Ser. 05-TFLA, Class J, 4.718s, 2020	50,000	50,000
FRB Ser. 04-TF2A, Class J, 4.718s, 2016	108,000	108,000
FRB Ser. 05-TF2A, Class J, 4.668s, 2020	277,000	277,000
FRB Ser. 05-TFLA, Class H, 4.518s, 2020	50,000	50,000
FRB Ser. 04-TF2A, Class H, 4.468s, 2019	81,000	81,000
Ser. 01-CK1, Class AY, IO, 0.905s, 2035	9,013,000	310,190
Ser. 03-C3, Class AX, IO, 0.37s, 2038	4,652,705	198,205
Ser. 05-C2, Class AX, IO, 0.076s, 2037	9,314,191	146,587

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	292,000	323,067
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	376,704

DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	211,231

DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s, 2030	120,000	124,110
Fannie Mae
IFB Ser. 05-37, Class SU, 13.88s, 2035	478,850	554,426
IFB Ser. 04-10, Class QC, 13.28s, 2031	290,037	319,648
IFB Ser. 05-57, Class CD, 10.763s, 2035	227,576	246,423
IFB Ser. 05-74, Class CP, 10.707s, 2035	260,514	284,448
IFB Ser. 02-36, Class SJ, 10.55s, 2029	24,096	24,746
IFB Ser. 05-45, Class DA, 10.377s, 2035	464,666	502,992
IFB Ser. 05-74, Class DM, 10.34s, 2035	591,632	636,570
IFB Ser. 05-45, Class DC, 10.267s, 2035	387,222	417,462
Ser. 04-T3, Class PT1, 9.879s, 2044	207,234	226,048
IFB Ser. 05-74, Class SK, 9.598s, 2035	481,405	516,409
Ser. 02-T12, Class A4, 9 1/2s, 2042	45,410	48,776
Ser. 02-T4, Class A4, 9 1/2s, 2041	393,768	422,302
Ser. 02-T6, Class A3, 9 1/2s, 2041	95,176	101,895
IFB Ser. 05-74, Class CS, 9.488s, 2035	296,173	315,702
Ser. 03-W6, Class PT1, 9.37s, 2042	109,508	117,902
IFB Ser. 05-57, Class DC, 9.328s, 2034	413,705	441,767
IFB Ser. 04-79, Class SA, 9.295s, 2032	655,955	675,694
IFB Ser. 05-45, Class PC, 8.76s, 2034	212,252	223,940
IFB Ser. 03-87, Class SP, 8.168s, 2032	303,963	294,132
Ser. 00-42, Class B2, 8s, 2030	15,432	16,651
Ser. 00-17, Class PA, 8s, 2030	76,043	81,833
Ser. 00-18, Class PA, 8s, 2030	71,419	76,838
Ser. 00-19, Class PA, 8s, 2030	75,587	81,356
Ser. 00-20, Class PA, 8s, 2030	42,963	46,308
Ser. 00-21, Class PA, 8s, 2030	125,742	135,447
Ser. 00-22, Class PA, 8s, 2030	91,093	98,019
Ser. 97-37, Class PB, 8s, 2027	212,035	229,645
Ser. 97-13, Class TA, 8s, 2027	30,664	33,206
Ser. 97-21, Class PA, 8s, 2027	126,518	136,860
Ser. 97-22, Class PA, 8s, 2027	239,346	259,165
Ser. 97-16, Class PE, 8s, 2027	82,654	89,475
Ser. 97-25, Class PB, 8s, 2027	78,713	85,162
Ser. 95-12, Class PD, 8s, 2025	49,348	53,361
Ser. 95-5, Class A, 8s, 2025	58,721	63,637
Ser. 95-5, Class TA, 8s, 2025	14,189	15,421
Ser. 95-6, Class A, 8s, 2025	40,354	43,718
Ser. 95-7, Class A, 8s, 2025	50,716	54,997
Ser. 94-106, Class PA, 8s, 2024	77,364	83,918
Ser. 94-95, Class A, 8s, 2024	117,901	127,960
IFB Ser. 05-73, Class SA, 7.592s, 2035	264,857	262,912
Ser. 02-26, Class A2, 7 1/2s, 2048	311,462	329,317
Ser. 05-W3, Class 1A, 7 1/2s, 2045	905,440	963,848
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	539,637	572,467
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	127,363	135,122
Ser. 04-W14, Class 2A, 7 1/2s, 2044	60,562	64,218
Ser. 04-W8, Class 3A, 7 1/2s, 2044	598,569	635,474
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	260,753	276,714
Ser. 04-W2, Class 5A, 7 1/2s, 2044	1,135,924	1,205,891
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	415,139	440,116
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	186,081	197,361
Ser. 03-W1, Class 2A, 7 1/2s, 2042	123,361	130,117
Ser. 03-W4, Class 4A, 7 1/2s, 2042	60,965	64,366
Ser. 02-T18, Class A4, 7 1/2s, 2042	166,900	176,660
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	579,285	613,082
Ser. 02-T16, Class A3, 7 1/2s, 2042	744,306	787,543
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	513,647	543,822
Ser. 02-W6, Class 2A, 7 1/2s, 2042	434,640	459,282
Ser. 02-T12, Class A3, 7 1/2s, 2042	216,719	228,980
Ser. 02-W4, Class A5, 7 1/2s, 2042	838,620	886,636
Ser. 02-W1, Class 2A, 7 1/2s, 2042	502,387	528,502
Ser. 02-14, Class A2, 7 1/2s, 2042	91,759	96,962
Ser. 01-T10, Class A2, 7 1/2s, 2041	280,550	295,915
Ser. 02-T4, Class A3, 7 1/2s, 2041	126,102	133,011
Ser. 02-T6, Class A2, 7 1/2s, 2041	830,528	875,263
Ser. 01-T12, Class A2, 7 1/2s, 2041	319,790	337,448
Ser. 01-T8, Class A1, 7 1/2s, 2041	791,942	834,088
Ser. 01-T7, Class A1, 7 1/2s, 2041	847,148	891,202
Ser. 01-T3, Class A1, 7 1/2s, 2040	55,502	58,437
Ser. 01-T1, Class A1, 7 1/2s, 2040	134,618	142,052
Ser. 99-T2, Class A1, 7 1/2s, 2039	29,183	30,885
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	211,813	223,719
Ser. 02-T1, Class A3, 7 1/2s, 2031	186,549	196,961
Ser. 00-T6, Class A1, 7 1/2s, 2030	223,510	235,133
Ser. 02-W7, Class A5, 7 1/2s, 2029	102,373	108,283
Ser. 01-T4, Class A1, 7 1/2s, 2028	608,554	646,534
Ser. 02-W3, Class A5, 7 1/2s, 2028	134,387	142,007
Ser. 02-26, Class A1, 7s, 2048	259,559	271,108
Ser. 04-T3, Class 1A3, 7s, 2044	357,627	374,727
Ser. 03-W3, Class 1A2, 7s, 2042	128,433	134,280
Ser. 02-T16, Class A2, 7s, 2042	261,968	273,816
Ser. 02-14, Class A1, 7s, 2042	102,636	107,163
Ser. 02-T4, Class A2, 7s, 2041	52,228	54,472
Ser. 01-W3, Class A, 7s, 2041	100,716	104,987
Ser. 05-45, Class OX, IO, 7s, 2035	339,628	61,801
Ser. 04-W1, Class 2A2, 7s, 2033	1,200,334	1,257,362
Ser. 03-14, Class AI, IO, 7s, 2033	151,237	28,698
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	217,585	37,001
Ser. 318, Class 2, IO, 6s, 2032	89,970	18,000
Ser. 03-31, Class IM, IO, 5 3/4s, 2032	722,350	88,488
Ser. 350, Class 2, IO, 5 1/2s, 2034	3,667,590	780,377
Ser. 338, Class 2, IO, 5 1/2s, 2033	634,743	136,927
Ser. 333, Class 2, IO, 5 1/2s, 2033	6,705,540	1,448,127
Ser. 331, Class 1, IO, 5 1/2s, 2033	811,721	157,011
Ser. 329, Class 2, IO, 5 1/2s, 2033	7,813,809	1,659,027
Ser. 03-26, Class OI, IO, 5 1/2s, 2032	903,534	136,428
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	483,636	48,666
Ser. 03-8, Class IP, IO, 5 1/2s, 2028	385,962	22,372
Ser. 03-14, Class XI, IO, 5 1/4s, 2033	428,500	60,809

Ser. 03-14, Class TI, IO, 5s, 2033	399,349	52,788
Ser. 03-24, Class UI, IO, 5s, 2031	348,438	50,532
Ser. 343, Class 25, IO, 4 1/2s, 2018	745,732	111,785
IFB Ser. 02-89, Class S, IO, 4.37s, 2033	655,233	58,578
IFB Ser. 02-36, Class QH, IO, 4.22s, 2029	52,209	1,153
IFB Ser. 03-66, Class SA, IO, 3.82s, 2033	688,160	52,902
IFB Ser. 97-44, Class SN, IO, 3.8s, 2023	220,447	20,303
IFB Ser. 02-92, Class SB, IO, 3.52s, 2030	232,626	15,637
IFB Ser. 05-52, Class DC, IO, 3.37s, 2035	507,511	44,820
IFB Ser. 04-24, Class CS, IO, 3.32s, 2034	795,361	73,322
IFB Ser. 03-122, Class SA, IO, 3.27s, 2028	1,149,491	68,498
IFB Ser. 03-122, Class SJ, IO, 3.27s, 2028	1,224,806	73,569
IFB Ser. 04-64, Class SW, IO, 3.22s, 2034	1,963,237	119,635
IFB Ser. 04-65, Class ST, IO, 3.22s, 2034	990,796	60,339
IFB Ser. 04-51, Class S0, IO, 3.22s, 2034	175,511	10,145
IFB Ser. 04-60, Class SW, IO, 3.22s, 2034	1,495,091	125,214
IFB Ser. 05-65, Class KI, IO, 3.17s, 2035	3,452,573	214,716
IFB Ser. 05-89, Class S, IO, 3.06s, 2035	2,389,000	127,662
IFB Ser. 05-87, Class SG, IO, 3.03s, 2035	1,606,000	94,854
IFB Ser. 05-92, Class SC, IO, 2.99s, 2035	1,606,000	103,386
IFB Ser. 05-42, Class PQ, IO, 2.97s, 2035	287,969	23,176
IFB Ser. 05-42, Class SA, IO, 2.97s, 2035	1,269,895	88,903
IFB Ser. 05-83, Class SL, IO, 2.95s, 2035	3,354,000	193,095
IFB Ser. 05-73, Class SI, IO, 2.92s, 2035	305,905	21,509
IFB Ser. 05-29, Class SD, IO, 2.92s, 2035	770,774	53,232
IFB Ser. 05-17, Class ES, IO, 2.92s, 2035	583,339	52,501
IFB Ser. 05-17, Class SY, IO, 2.92s, 2035	273,383	23,793
IFB Ser. 05-62, Class FS, IO, 2.92s, 2034	732,950	51,192
IFB Ser. 05-82, Class SW, IO, 2.9s, 2035	1,320,102	69,512
IFB Ser. 05-82, Class SY, IO, 2.9s, 2035	1,679,868	88,456
IFB Ser. 05-45, Class EW, IO, 2.89s, 2035	2,499,034	140,888
IFB Ser. 05-45, Class SR, IO, 2.89s, 2035	2,265,706	125,456
IFB Ser. 05-54, Class SA, IO, 2.87s, 2035	1,587,449	84,294
IFB Ser. 05-23, Class SG, IO, 2.87s, 2035	954,184	70,669
IFB Ser. 05-29, Class SX, IO, 2.87s, 2035	1,188,983	78,956
IFB Ser. 05-57, Class CI, IO, 2.87s, 2035	857,801	55,518
IFB Ser. 05-17, Class SA, IO, 2.87s, 2035	867,322	67,488
IFB Ser. 05-17, Class SE, IO, 2.87s, 2035	932,184	70,496
IFB Ser. 05-57, Class DI, IO, 2.87s, 2035	1,953,533	137,812
IFB Ser. 05-73, Class SD, IO, 2.85s, 2035	754,222	53,149
IFB Ser. 04-38, Class SI, IO, 2.74s, 2033	1,540,818	80,431
IFB Ser. 04-72, Class SB, IO, 2.67s, 2034	733,094	34,162
IFB Ser. 05-67, Class BS, IO, 2.32s, 2035	855,593	37,165
IFB Ser. 05-87, Class SE, IO, 2.3s, 2035	6,422,000	268,921
IFB Ser. 05-74, Class SE, IO, 2.27s, 2035	2,909,531	111,380
IFB Ser. 05-82, Class SI, IO, 2.27s, 2035	2,808,690	110,592
Ser. 03-W12, Class 2, IO, 2.223s, 2043	1,710,505	86,349
IFB Ser. 05-58, Class IK, IO, 2.17s, 2035	602,653	29,944
Ser. 03-W10, Class 1, IO, 1.968s, 2043	5,848,692	250,397
Ser. 03-W10, Class 3, IO, 1.935s, 2043	1,074,698	46,010
Ser. 03-W8, Class 12, IO, 1.638s, 2042	4,100,771	159,550
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	111,245	611
Ser. 03-W6, Class 11, IO, 1.286s, 2042	1,421,344	9,160
Ser. 03-W17, Class 12, IO, 1.155s, 2033	1,516,324	45,709
Ser. 03-T2, Class 2, IO, 0.905s, 2042	6,075,420	115,217
Ser. 03-W6, Class 51, IO, 0.683s, 2042	1,782,234	31,568
Ser. 03-W3, Class 2IO1, IO, 0.677s, 2042	545,401	8,824
Ser. 01-T12, Class IO, 0.572s, 2041	3,077,027	38,063
Ser. 03-W2, Class 1, IO, 0.469s, 2042	3,301,187	32,461
Ser. 03-W3, Class 1, IO, 0.435s, 2042	6,342,392	61,458
Ser. 02-T1, Class IO, IO, 0.426s, 2031	2,411,552	22,743
Ser. 03-W6, Class 3, IO, 0.365s, 2042	2,486,003	20,811
Ser. 03-W6, Class 23, IO, 0.351s, 2042	2,623,064	21,467
Ser. 03-W8, Class 11, IO, 0.315s, 2042	1,810,547	328
Ser. 03-W4, Class 3A, IO, 0.291s, 2042	2,445,570	20,635
Ser. 03-W6, Class 21, IO, 0.026s, 2042	1,308,411	30
Ser. 05-65, Class KO, PO, zero %, 2035	103,349	88,307
Ser. 354, Class 1, PO, zero %, 2034	2,748,780	2,149,336
Ser. 352, Class 1, PO, zero %, 2034	191,240	149,710
Ser. 353, Class 1, PO, zero %, 2034	3,019,845	2,269,599
FRB Ser. 05-65, Class ER, zero %, 2035	518,104	531,271
FRB Ser. 05-57, Class UL, zero %, 2035	565,633	576,072
FRB Ser. 05-36, Class QA, zero %, 2035	106,259	108,073
FRB Ser. 05-65, Class CU, zero %, 2034	96,739	118,210
FRB Ser. 05-81, Class DF, zero %, 2033	89,936	93,365
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	48,538	52,119
Ser. T-60, Class 1A3, 7 1/2s, 2044	916,685	971,994
Ser. T-59, Class 1A3, 7 1/2s, 2043	440,408	467,888
Ser. T-58, Class 4A, 7 1/2s, 2043	248,138	262,190
Ser. T-57, Class 1A3, 7 1/2s, 2043	713,329	756,530
Ser. T-51, Class 2A, 7 1/2s, 2042	340,876	359,227
Ser. T-42, Class A5, 7 1/2s, 2042	137,706	145,431
Ser. T-41, Class 3A, 7 1/2s, 2032	607,031	639,857
Ser. T-60, Class 1A2, 7s, 2044	911,285	953,969
Ser. T-41, Class 2A, 7s, 2032	50,008	52,079
Ser. T-56, Class A, IO, 0.834s, 2043	2,601,094	30,888
Ser. T-56, Class 3, IO, 0.353s, 2043	1,895,126	18,359
Ser. T-56, Class 1, IO, 0.285s, 2043	2,286,238	16,432
Ser. T-56, Class 2, IO, 0.043s, 2043	2,156,383	5,391
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027	769,112	853,954
First Union National Bank-Bank of America Commercial Mortgage 144A Ser.
01-C1, Class 3, IO, 1.964s, 2033	4,014,985	289,509
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	398,113
Ser. 97-C1, Class A3, 7.38s, 2029	333,611	339,139
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s,
2035	443,000	492,655
Freddie Mac
IFB Ser. 2763, Class SC, 13.527s, 2032	593,518	652,650
IFB Ser. 2990, Class SL, 10.677s, 2034	367,689	395,660
IFB Ser. 2976, Class LC, 10.604s, 2035	174,243	187,154
IFB Ser. 2976, Class KL, 10.567s, 2035	409,859	437,917
IFB Ser. 2990, Class DP, 10.457s, 2034	364,011	382,536
IFB Ser. 2990, Class LB, 9.048s, 2034	437,065	423,337
IFB Ser. 2967, Class DS, 8.796s, 2035	102,153	100,761

Ser. 2229, Class PD, 7 1/2s, 2030	85,986	91,817
Ser. 2224, Class PD, 7 1/2s, 2030	88,274	94,260
Ser. 2217, Class PD, 7 1/2s, 2030	89,513	95,583
Ser. 2187, Class PH, 7 1/2s, 2029	200,556	214,157
Ser. 1989, Class C, 7 1/2s, 2027	29,335	31,324
Ser. 1990, Class D, 7 1/2s, 2027	81,699	87,239
Ser. 1969, Class PF, 7 1/2s, 2027	70,479	75,259
Ser. 1975, Class E, 7 1/2s, 2027	18,713	19,982
Ser. 1943, Class M, 7 1/2s, 2027	43,855	46,829
Ser. 1932, Class E, 7 1/2s, 2027	60,958	65,091
Ser. 1938, Class E, 7 1/2s, 2027	25,416	27,140
Ser. 1941, Class E, 7 1/2s, 2027	20,652	22,053
Ser. 1924, Class H, 7 1/2s, 2027	67,182	71,738
Ser. 1928, Class D, 7 1/2s, 2027	26,108	27,878
Ser. 1915, Class C, 7 1/2s, 2026	59,228	63,245
Ser. 1923, Class D, 7 1/2s, 2026	70,435	75,211
Ser. 1904, Class D, 7 1/2s, 2026	77,644	82,910
Ser. 1905, Class H, 7 1/2s, 2026	67,821	72,420
Ser. 1890, Class H, 7 1/2s, 2026	65,017	69,426
Ser. 1895, Class C, 7 1/2s, 2026	34,267	36,591
IFB Ser. 2990, Class WP, 7.306s, 2035	289,390	287,449
Ser. 2256, Class UA, 7s, 2030	26,200	27,621
Ser. 2208, Class PG, 7s, 2030	229,213	241,641
Ser. 2211, Class PG, 7s, 2030	129,151	136,153
Ser. 2198, Class PH, 7s, 2029	189,588	199,867
Ser. 2054, Class H, 7s, 2028	478,804	504,764
Ser. 2031, Class PG, 7s, 2028	52,373	55,212
Ser. 2020, Class E, 7s, 2028	264,080	278,398
Ser. 1998, Class PL, 7s, 2027	112,842	118,960
Ser. 1999, Class PG, 7s, 2027	184,453	194,453
Ser. 2004, Class BA, 7s, 2027	108,405	114,282
Ser. 2005, Class C, 7s, 2027	85,356	89,984
Ser. 2005, Class CE, 7s, 2027	95,332	100,501
Ser. 2006, Class H, 7s, 2027	272,637	287,420
Ser. 2006, Class T, 7s, 2027	174,248	183,695
Ser. 1987, Class AP, 7s, 2027	56,132	59,175
Ser. 1987, Class PT, 7s, 2027	91,079	96,017
Ser. 1978, Class PG, 7s, 2027	162,801	171,627
Ser. 1973, Class PJ, 7s, 2027	194,209	204,738
Ser. 1725, Class D, 7s, 2024	37,277	39,299
Ser. 2008, Class G, 7s, 2023	14,081	14,845
Ser. 1750, Class C, 7s, 2023	83,876	88,423
Ser. 1530, Class I, 7s, 2023	89,336	94,179
Ser. 2778, Class TI, IO, 6s, 2033	801,118	127,802
Ser. 224, IO, 6s, 2033	265,995	53,605
Ser. 216, IO, 6s, 2031	186,971	36,472
Ser. 226, IO, 5 1/2s, 2034	1,575,665	344,958
Ser. 223, IO, 5 1/2s, 2032	752,685	154,764
Ser. 2581, Class IH, IO, 5 1/2s, 2031	281,442	70,509
Ser. 2664, Class UD, IO, 5 1/2s, 2028	141,686	24,972
Ser. 3045, Class DI, IO, 5s, 2035	6,294,800	328,513
IFB Ser. 2927, Class SI, IO, 4.732s, 2035	718,494	93,249
IFB Ser. 2538, Class SH, IO, 3.782s, 2032	130,148	9,275
IFB Ser. 2828, Class GI, IO, 3.732s, 2034	774,918	90,192
IFB Ser. 2802, Class SM, IO, 3.582s, 2032	277,710	18,835
IFB Ser. 2869, Class SH, IO, 3.532s, 2034	424,655	31,645
IFB Ser. 2869, Class JS, IO, 3.482s, 2034	2,010,995	147,109
IFB Ser. 2882, Class SL, IO, 3.432s, 2034	407,465	36,787
IFB Ser. 2682, Class TQ, IO, 3.282s, 2033	369,235	22,265
IFB Ser. 2815, Class PT, IO, 3.282s, 2032	750,254	61,402
IFB Ser. 3031, Class BI, IO, 3.1s, 2035	354,000	29,411
IFB Ser. 3033, Class SF, IO, 3.097s, 2012	547,000	36,239
IFB Ser. 2922, Class SE, IO, 2.982s, 2035	1,239,006	66,163
IFB Ser. 2981, Class AS, IO, 2.952s, 2035	1,125,531	59,090
IFB Ser. 2981, Class BS, IO, 2.952s, 2035	619,940	32,175
IFB Ser. 2924, Class SA, IO, 2.932s, 2035	1,774,684	90,331
IFB Ser. 2927, Class ES, IO, 2.932s, 2035	579,822	38,880
IFB Ser. 2950, Class SM, IO, 2.932s, 2016	793,064	57,745
IFB Ser. 2986, Class WS, IO, 2.882s, 2035	476,788	18,923
IFB Ser. 2962, Class BS, IO, 2.882s, 2035	2,303,699	142,509
IFB Ser. 2990, Class LI, IO, 2.862s, 2034	670,106	47,824
IFB Ser. 2988, Class AS, IO, 2.432s, 2035	248,974	9,464
IFB Ser. 2937, Class SY, IO, 2.332s, 2035	403,010	15,113
IFB Ser. 2957, Class SW, IO, 2.232s, 2035	2,339,119	84,062
Ser. 3045, Class DO, PO, zero %, 2035	481,400	383,014
FRB Ser. 3022, Class TC, zero %, 2035	94,431	103,003
FRB Ser. 3003, Class XF, zero %, 2035	436,004	450,514
FRB Ser. 2992, Class WM, zero %, 2035	177,390	193,799
FRB Ser. 2958, Class FL, zero %, 2035	260,230	251,755
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 3.87s, 2045	31,242,000	168,707
Ser. 05-C2, Class XC, IO, 0.053s, 2043	6,750,577	58,243
General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class D3,
6.018s, 2014	161,836	161,987
GMAC Commercial Mortgage Securities, Inc.
Ser. 05-C1, Class X1, IO, 9.6s, 2043	12,420,000	227,286
Ser. 99-C3, Class F, 8.032s, 2036	131,000	138,637
Ser. 03-C2, Class A2, 5.45s, 2040	828,000	852,826
Ser. 04-C2, Class A4, 5.301s, 2038	171,000	173,909
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	162,046
FRB Ser. 02-FL1A, Class D, 6.49s, 2014	48,308	48,308
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 8.383s, 2034	481,232	498,216
Ser. 05-13, Class PI, IO, 5 1/2s, 2033	570,398	91,299
Ser. 05-13, Class MI, IO, 5 1/2s, 2032	515,688	76,632
IFB Ser. 04-86, Class SW, IO, 2.954s, 2034	916,167	55,933
IFB Ser. 05-68, Class SI, IO, 2.66s, 2035	2,961,000	175,488
IFB Ser. 05-51, Class SJ, IO, 2.404s, 2035	901,222	47,033
IFB Ser. 05-28, Class SA, IO, 2.404s, 2035	2,325,754	97,754
IFB Ser. 05-68, Class S, IO, 2.404s, 2029	1,787,000	93,863
IFB Ser. 04-11, Class SA, IO, 1.704s, 2034	883,591	29,448
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.018s, 2015	75,000	75,422
Ser. 05-GG4, Class XC, IO, 0.113s, 2039	14,374,999	285,142
GSMPS Mortgage Loan Trust

Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	77,722	83,997
Ser. 05-RP3, Class 1A3, 8s, 2035	230,870	246,846
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	189,982	200,624
JP Morgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 04-FL1A, Class X1A, IO, 1.05s, 2019	4,093,488	27,672
Ser. 05-CB12, Class X1, IO, 0.059s, 2037	7,615,728	83,164
JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 05-LDP2, Class X1, IO, 0.051s, 2042	20,889,168	328,169
Ser. 05-LDP4, Class X1, IO, 0.042s, 2042	15,110,000	141,689
Ser. 05-LDP3, Class X1, IO, 0.04s, 2042	11,146,000	84,933
Ser. 05-LDP1, Class X1, IO, 0.037s, 2046	5,122,193	48,438
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	92,826
Ser. 99-C1, Class G, 6.41s, 2031	97,000	92,399
Ser. 98-C4, Class G, 5.6s, 2035	84,000	82,064
Ser. 98-C4, Class H, 5.6s, 2035	143,000	134,928
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.163s, 2040	7,846,077	171,428
Ser. 05-C2, Class XCL, IO, 0.11s, 2040	28,286,437	316,228
Ser. 05-C5, Class XCL, IO, 0.094s, 2020	9,492,132	139,860
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
FRB Ser. 03-LLFA, Class L, 7 1/2s, 2014	220,000	217,726
FRB Ser. 04-LLFA, Class H, 4.718s, 2017	137,000	137,521
FRB Ser. 05-LLFA, 4.568s, 2018	57,000	57,000

Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.135s, 2030	82,000	89,360
Ser. 96-C2, Class A3, 6.96s, 2028	10,617	10,711
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC, IO, 4.92s, 2043	9,574,128	129,563
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C2, Class X, IO, 6.408s,
2040	326,744	122,120
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.7s, 2043	1,435,000	110,959
Ser. 05-HQ6, Class X1, IO, 0.054s, 2042	12,164,000	123,541
Morgan Stanley Capital I 144A
Ser. 96-C1, Class E, 7.313s, 2028	130,000	130,706
Ser. 98-HF1, Class F, 7.18s, 2030	74,000	77,232
Ser. 04-RR, Class F5, 6s, 2039	220,000	189,006
Ser. 04-RR, Class F6, 6s, 2039	230,000	190,336
Ser. 05-HQ5, Class X1, IO, 4.7s, 2042	14,712,779	122,415

Morgan Stanley Dean Witter Capital I Ser. 00-LIF2, Class A1, 6.96s, 2033	86,415	89,605
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.26s, 2030	124,000	130,673
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.818s, 2042 (United
Kingdom)	319,000	318,855
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	517,489
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	139,966
Ser. 00-C2, Class J, 6.22s, 2033	127,000	128,868
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 7.36s, 2034 (Ireland)	343,000	343,643
Ser. 04-1A, Class E, 5.11s, 2034 (Ireland)	135,000	135,253
Salomon Brothers Mortgage Securities VII 144A
Ser. 96-C1, Class E, 8.301s, 2028	126,837	126,540
Ser. 03-CDCA, Class X3CD, IO, 1.06s, 2015	932,588	22,683
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	100,000	86,680
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	62,000	51,232
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	41,000	35,539
Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4, 5.083s,
2042	943,000	950,004
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class
L, 7.068s, 2018	100,000	99,613
Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G, 5.72s,
2036	30,000	29,636

Total collateralized mortgage obligations (cost $80,612,437)		$78,526,938

ASSET-BACKED SECURITIES (8.4%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 3.981s, 2034	$272,774	$273,149
Aames Mortgage Trust Ser. 03-1, Class A, IO, 6s, 2005	466,000	1,937
Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033	9,456	9,417
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman
Islands)	304,926	302,639
Ace Securities Corp. Ser. 03-FM1, Class A, IO, 3 1/2s, 2005	644,000	4,077

Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 4.846s, 2013	217,000	219,834
Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028	29,711	29,943
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	26,179	26,126
Ser. 04-4N, Class Note, 5s, 2034	49,241	49,057
Ser. 04-5N, Class Note, 5s, 2034	46,022	45,979
Ser. 04-6N, Class Note, 4 3/4s, 2035	69,433	69,053
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 4.051s, 2029	407,032	408,990
American Express Credit Account Master Trust 144A Ser. 04-C, Class C,
4.268s, 2012	981,352	981,505
American Home Mortgage Investment Trust
FRN Ser. 04-3, Class 2A, 3.59s, 2034	257,436	253,343
FRN Ser. 04-3, Class 3A, 3.71s, 2034	269,696	265,768
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s,
2012	200,000	199,318
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	17,064	17,064
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	73,934	73,934
Ameriquest Mortgage Securities, Inc.
Ser. 03-12, Class S, IO, 5s, 2006	405,467	10,897
Ser. 03-6, Class S, IO, 5s, 2033	352,243	1,266
Ser. 03-8, Class S, IO, 5s, 2006	252,595	5,368
AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman
Islands)	676	676
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	138,888

Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman Islands)	26,782	26,770
Asset Backed Funding Corp. NIM Trust 144A
Ser. 03-WMC1, Class Note, 6.9s, 2033	3,329	3,337
Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)	16,921	16,890
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	60,939	60,826
Ser. 04-AHL1, Class Note, 5.6s, 2033	52,745	52,823
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	55,333	55,342
Asset Backed Securities Corp. Home Equity Loan Trust
Ser. 03-HE5, Class A, IO, 4s, 2033	537,802	6,717
FRB Ser. 04-HE9, Class A2, 4.011s, 2034	115,689	115,877
FRB Ser. 05-HE1, Class A3, 3.931s, 2035	163,284	163,284
FRN Ser. 04-HE1, Class A3, 4.168s, 2034	19,431	19,444
Aviation Capital Group Trust 144A FRN Ser. 03-2A, Class G1, 4.496s, 2033	103,652	103,806
Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034	18,243	18,243
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.721s, 2034	2,258,043	15,524
Ser. 05-E, Class 2, IO, 0.306s, 2035	4,669,000	36,477
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4.798s, 2011	130,000	132,453
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	114,000
Bayview Financial Acquisition Trust
Ser. 03-DA, Class A, IO, 4s, 2006	761,055	8,964
Ser. 03-E, Class A, IO, 4s, 2006	627,630	6,921
Ser. 04-A, Class A, IO, 3.938s, 2006	2,388,023	68,332
Ser. 04-B, Class A1, 4.338s, 2039	683,452	683,450
Ser. 04-D, Class A, IO, 3 1/2s, 2007	2,375,573	93,793
Ser. 05-B, Class A, IO, 2.422s, 2039	5,471,147	197,181
FRB Ser. 04-D, Class A, 4.228s, 2044	460,687	461,184
FRN Ser. 03-F, Class A, 4.338s, 2043	313,845	314,631
FRN Ser. 03-G, Class A1, 4.438s, 2039	569,000	569,957
Bayview Financial Acquisition Trust 144A Ser. 03-CA, Class A, IO, 4s, 2005	1,978,800	6,140
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.62s, 2006	2,790,787	47,257
Bayview Financial Asset Trust 144A
Ser. 03-Z, Class AIO1, IO, 0.282s, 2005	5,877,732	4,881
FRN Ser. 03-SSRA, Class A, 4.341s, 2038	129,871	130,637
FRN Ser. 03-SSRA, Class M, 4.991s, 2038	129,871	131,286
FRN Ser. 04-SSRA, Class A1, 4.241s, 2039	265,633	266,775
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1, Class 11A1, 3.677s,
2034	699,920	693,795
Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.953s, 2034	435,881	435,386
Ser. 04-12, Class 2A2, 5.063s, 2035	1,009,552	1,009,649
Ser. 04-9, Class 1A1, 5.038s, 2034	129,191	129,164
Ser. 05-2, Class 2A2A, 4.688s, 2035	198,447	197,908
Ser. 05-5, Class 21A1, 4.695s, 2035	666,732	663,190
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	57,999	57,999
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	82,549	82,124
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	50,000	49,875
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	71,907	71,907
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	40,776	40,776
Ser. 04-HE8N, Class A1, 5s, 2034	18,474	18,457
Bear Stearns Asset Backed Securities, Inc.
Ser. 03-AC4, Class A, IO, 5s, 2006	715,200	11,556
FRB Ser. 05-3, Class A1, 4.154s, 2035	401,403	401,278
FRN Ser. 03-1, Class A1, 4.141s, 2042	109,072	109,072
FRN Ser. 03-3, Class A2, 4.231s, 2043	238,000	238,967
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 6.518s,
2010	60,000	62,700
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	53,768	53,107
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.118s, 2011 (Cayman Islands)	56,893	57,273
FRB Ser. 04-AA, Class B4, 9.268s, 2011 (Cayman Islands)	139,304	141,223
CDO Repackaging Trust Series 144A FRN Ser. 03-2, Class A, 7.541s, 2008	315,000	340,988
Centex Home Equity
Ser. 03-B, Class A, IO, 4.576s, 2006	541,838	12,596
Ser. 04-C, Class A, IO, 3 1/2s, 2006	1,235,000	21,642
Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class Note, 4.458s,
2034	75,924	75,545
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	41,339	41,337
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	54,000	53,692
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	22,000	18,920

Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 4.679s, 2010	130,000	132,194
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	1,096,000	942,889
Ser. 00-5, Class A4, 7.47s, 2032	334,586	340,168
Ser. 00-5, Class A6, 7.96s, 2032	217,000	187,614
Ser. 01-1, Class A4, 6.21s, 2032	590,845	598,517
Ser. 01-1, Class A5, 6.99s, 2032	1,123,000	1,046,682
Ser. 01-3, Class A4, 6.91s, 2033	727,000	709,836
Ser. 01-4, Class A4, 7.36s, 2033	781,000	782,584
Ser. 01-4, Class B1, 9.4s, 2033	109,300	14,756
Ser. 02-1, Class A, 6.681s, 2033	975,707	1,001,282
Ser. 02-1, Class M2, 9.546s, 2033	370,000	185,000
Ser. 02-2, Class A, IO, 8 1/2s, 2033	686,440	173,406
Consumer Credit Reference IDX Securities 144A FRN Ser. 02-1A, Class A,
5.924s, 2007	383,000	388,592
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.963s, 2034	127,752	127,912
Ser. 05-24, Class 1AX, IO, 1.195s, 2035	5,139,638	139,734
Ser. 05-24, Class IIAX, IO, 1.445s, 2035	3,182,182	115,354
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	33,669	33,574
Ser. 04-14N, 5s, 2036	65,819	65,510
Ser. 04-1NIM, Class Note, 6s, 2034	126,017	125,891
Ser. 04-6N, Class N1, 6 1/4s, 2035	212,409	212,608
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	41,857	41,818
Countrywide Home Loans
144A Ser. 05-R2, Class 2A3, 8s, 2035	246,305	263,162
Ser. 05-2, Class 2X, IO, 0.886s, 2035	4,034,342	98,337
Ser. 05-9, Class 1X, IO, 0.975s, 2035	3,378,942	87,641
Countrywide Partnership Trust 144A Ser. 04-EC1N, Class N, 5s, 2035	34,836	34,706

Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman Islands)	188,000	194,467
CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A, 5s,
2034	77,483	77,289
Fieldstone Mortgage Investment Corp. FRN Ser. 05-1, Class M3, 4.181s,
2035	93,000	93,037
Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034	45,547	45,547
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.672s, 2039	590,000	595,808
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.078s, 2008	79,342	78,945
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	42,141	42,083
Ser. 04-FF7A, Class A, 5s, 2034	49,194	49,096
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2, Class 1A1, 4.843s,
2035	421,013	420,038
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023	63,336	63,376
Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009	270,000	265,823
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	66,119	65,789
Ser. 04-3, Class B, 7 1/2s, 2034	32,190	28,230
Ser. 04-A, Class Note, 4 3/4s, 2034	7,742	7,720
Ser. 04-B, Class Note, 4.703s, 2034	5,917	5,931
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	76,235	76,052
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)	111,000	113,428
GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 4.248s,
2010	241,480	241,891
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 4.491s, 2018	72,925	72,882
FRB Ser. 05-1A, Class C, 5.119s, 2019	169,000	169,000
GEBL 144A
Ser. 04-2, Class C, 4.618s, 2032	130,325	130,976
Ser. 04-2, Class D, 6.518s, 2032	130,325	130,324
GMAC Mortgage Corp. Loan Trust
Ser. 04-HE5, Class A, IO, 6s, 2007	976,650	62,994
Ser. 05-AR1, Class 1A2, 4.422s, 2035	327,033	324,172
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 4, 6.979s,
2015 (Cayman Islands)	50,000	50,705
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 4.92s, 2042 (United Kingdom)	160,000	161,578
FRB Ser. 02-2, Class 1C, 4.87s, 2043 (United Kingdom)	130,000	131,696
FRB Ser. 04-2, Class 1C, 4.59s, 2044 (United Kingdom)	110,760	110,916
FRN Ser. 01-1, Class 1C, 5.02s, 2041 (United Kingdom)	291,630	295,321
FRN Ser. 04-1, Class 1C, 4.79s, 2044 (United Kingdom)	194,000	194,667
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	229,033	241,573
Ser. 97-6, Class A8, 7.07s, 2029	58,084	60,251
Ser. 97-6, Class A9, 7.55s, 2029	110,617	116,881
Ser. 97-7, Class A8, 6.86s, 2029	176,025	182,581
Ser. 99-3, Class A5, 6.16s, 2031	23,738	23,886
Ser. 99-3, Class A6, 6 1/2s, 2031	147,000	148,657
Ser. 99-5, Class A5, 7.86s, 2030	1,480,000	1,314,775
Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031	540,770	519,407
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 1.472s, 2045	2,694,352	74,516
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	286,293	283,763
GSAMP Trust 144A
Ser. 04-FM1N, Class Note, 5 1/4s, 2033	8,751	8,751
Ser. 04-HE1N, Class N1, 5s, 2034	22,418	22,413
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	192,070	192,032
Ser. 04-NIM1, Class N2, zero %, 2034	197,000	145,130
Ser. 04-NIM2, Class N, 4 7/8s, 2034	242,563	241,592
Ser. 04-SE2N, Class Note, 5 1/2s, 2034	11,819	11,807
Ser. 05-NC1, Class N, 5s, 2035	100,395	100,174
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	277,272	293,014
Ser. 05-RP2, Class 1A3, 8s, 2035	232,484	248,753
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class D,
5.171s, 2030 (Cayman Islands)	291,000	290,736
Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A,
Class D, 5.38s, 2030	250,000	250,000
High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 4.07s, 2036
(Cayman Islands)	451,171	442,147
Holmes Financing PLC
FRB Ser. 1, Class 2C, 4.749s, 2040 (United Kingdom)	1,390,000	1,392,780
FRB Ser. 4, Class 3C, 4.899s, 2040 (United Kingdom)	110,000	110,632
FRB Ser. 8, Class 2C, 4.319s, 2040 (United Kingdom)	92,000	92,374
Home Equity Asset Trust 144A
Ser. 03-6N, Class A, 6 1/2s, 2034	1,794	1,789
Ser. 04-3N, Class A, 5s, 2034	26,450	26,318
Ser. 04-4N, Class A, 5s, 2034	66,992	66,573
Ser. 04-5N, Class A, 5 1/4s, 2034	138,815	138,121
Ser. 04-7N, Class A, 4 1/2s, 2035	318,700	315,911
Ser. 05-6N, Class A, 5 1/4s, 2035	371,882	370,487
Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011	54,000	53,175
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 6.58s, 2037 (Cayman Islands)	460,000	460,552
FRB Ser. 03-1A, Class EFL, 6.83s, 2036 (Cayman Islands)	270,000	288,441
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034	13,181	13,181
Ser. 04-5, Class Note, 5s, 2034	73,746	73,739
Ser. 05-1, Class N1, 4.115s, 2035	254,408	254,408
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	2,549,530	93,950
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	1,274,878	46,979
Madison Avenue Manufactured Housing Contract
Ser. 02-A IO, 0.3s, 2032	15,363,158	163,234
FRB Ser. 02-A, Class B1, 6.891s, 2032	338,443	169,222
Marriott Vacation Club Owner Trust 144A FRB Ser. 02-1A, Class A1, 4.496s,
2024	199,585	202,037
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI3, Class N1, 4.45s, 2034	4,534	4,534
Ser. 04-CI5, Class N1, 4.946s, 2034	56,582	56,585
Ser. 04-HE1A, Class Note, 5.191s, 2034	33,349	33,449
Master Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7 1/2s, 2034	294,797	310,827
Mastr Reperforming Loan Trust 144A Ser. 05-2, Class 1A3, 7 1/2s, 2035	180,638	191,133
Mastr Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	579,505	13,763

Ser. 05-2, Class 7AX, IO, 0.168s, 2035	1,478,467	4,620
Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 4.289s, 2027	607,829	583,515
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	28,734	28,635
Ser. 04-WMC3, Class B3, 5s, 2035	55,000	53,169
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 03-WM1N, Class N1, 7s, 2033	22,670	22,727
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	13,882	13,887
Ser. 04-HE1N, Class N1, 5s, 2006	15,332	15,279
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	57,578	57,344
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	9,991	10,001
Ser. 04-WM2N, Class N1, 4 1/2s, 2005	19,984	19,909
Ser. 04-WM3N, Class N1, 4 1/2s, 2005	40,049	39,912
Ser. 05-WM1N, Class N1, 5s, 2035	152,155	152,227
Metris Master Trust FRN Ser. 04-2, Class C, 5.146s, 2010	136,000	137,190
Metris Master Trust 144A FRN Ser. 00-3, Class C, 5.176s, 2009	323,000	323,050
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	64,904	65,818
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	370,353	368,946
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 3.931s, 2035	297,043	297,134
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012	12,793	12,759
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	108,000	107,810
Ser. 04-HB2, Class E, 5s, 2012	65,000	63,443
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.091s, 2031	40,549	40,549
FRB Ser. 01-NC4, Class B1, 6.141s, 2032	31,005	31,046
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR, Class 2A1, 5.475s, 2035	1,292,421	1,300,448
Morgan Stanley Mortgage Loan Trust Ser. 05-3AR, Class 2A2, 5.29s, 2035	674,410	676,491
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 4.28s, 2015 (Cayman
Islands)	138,000	138,428
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	51,350	50,651
Ser. 05-A, Class C, 4.84s, 2014	116,000	115,252
New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033	187,000	182,914
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6 1/2s,
2033	3,256	3,258
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 6.84s, 2038 (Cayman
Islands)	67,000	68,508
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.184s, 2035	90,211	96,666
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 9.231s, 2034	88,644	95,043
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034	51,158	51,158
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	261,826	221,942
Ser. 02-C, Class A1, 5.41s, 2032	644,484	562,659
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030	105,357	97,191
Ocean Star PLC 144A
FRB Ser. 04, Class D, 6.08s, 2018 (Ireland)	79,000	79,000
FRB Ser. 05-A, Class D, zero %, 2012 (Ireland)	92,000	92,000
Option One Mortgage Securities Corp. NIM Trust 144A Ser. 04-2A, Class N1,
4.213s, 2034 (Cayman Islands)	102,455	102,455
Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017	55,000	53,694
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	19,146	19,146
Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)	95,000	95,361
Ser. 04-WHQ2, Class A, 4s, 2035	111,759	110,781
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	119,312	119,580
Ser. 04-2, Class B, 5s, 2034	50,000	45,300
Permanent Financing PLC
FRB Ser. 1, Class 3C, 4.579s, 2042 (United Kingdom)	110,000	110,302
FRB Ser. 3, Class 3C, 4.529s, 2042 (United Kingdom)	160,000	162,650
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 4.87s, 2011 (United Kingdom)	275,000	278,281
FRB Ser. 04-2A, Class C, 4.29s, 2011 (United Kingdom)	109,000	109,865
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	120,000	116,963
FRB Ser. 04-AA, Class D, 5.618s, 2011	147,000	149,699
FRB Ser. 04-BA, Class D, 5.168s, 2010	270,000	271,571
FRB Ser. 04-EA, Class D, 4.698s, 2011	100,000	100,816
Renaissance Home Equity Loan Trust
Ser. 03-2, Class A, IO, 3s, 2005	154,052	747
Ser. 03-4, Class S, IO, 3s, 2006	181,996	1,379
Renaissance NIM Trust 144A
Ser. 04-A, Class Note, 4.45s, 2034	23,038	23,011
Ser. 05-1, Class N, 4.7s, 2035	84,930	84,930
Residential Accredit Loans, Inc.
Ser. 04-QA5, Class A2, 4.99s, 2034	99,258	99,191
Ser. 04-QA6, Class NB1, 4.969s, 2034	615,335	614,626
Residential Asset Mortgage Products, Inc.
Ser. 03-RZ3, Class A, IO, 4 1/2s, 2005	800,409	7,904
Ser. 04-RZ2, Class A, IO, 3 1/2s, 2006	785,033	13,355
Residential Asset Securities Corp. Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005	57,828	160
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	118,163	117,701
Ser. 04-NT, Class Note, 5s, 2034	102,734	101,964
Ser. 04-NT12, Class Note, 4.7s, 2035	46,820	46,820
Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class Note,
4 1/4s, 2035	267,788	267,118
SAIL Net Interest Margin Notes 144A
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)	5,151	5,151
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	1,139	1,138
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)	4,683	4,318
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	1,809	1,597
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	2,045	2,045
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	5,736	4,944
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	6,638	3,711
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	12,541	7,562
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	14,720	9,907
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	275,303	274,202
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	240,648	239,685
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)	80,644	78,305

Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	91,922	91,922
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	60,000	55,440
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)	28,754	28,726
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	41,204	41,163
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	62,150	62,150
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)	63,186	58,131
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	204,283	203,814
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	35,598	35,455
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	19,180	19,180
Ser. 05-1A, Class A, 4 1/4s, 2035	235,847	234,196
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	105,181	104,760
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035	253,172	252,236
Ser. 05-WF1A, Class A, 4 3/4s, 2035	246,775	246,035
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033	18,551	18,551
Ser. 03-HE1N, Class N, 6.9s, 2033	10,808	10,835
Ser. 04-4N, Class Note, 6.65s, 2034	16,331	16,331
Ser. 04-HE1N, Class Note, 4.94s, 2034	30,428	30,428
Ser. 04-HE2N, Class NA, 5.43s, 2034	18,638	18,591
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	230,231	229,080
Ser. 04-HS1N, Class Note, 5.92s, 2034	13,518	13,518
Ser. 04-RM2N, Class NA, 4s, 2035	114,309	113,881
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.919s, 2034	219,038	219,443
Ser. 04-12, Class 1A2, 5.011s, 2034	289,543	290,236
Ser. 04-14, Class 1A, 5.108s, 2034	407,040	408,326
Ser. 04-16, Class 1A2, 5.018s, 2034	451,963	452,903
Ser. 04-18, Class 1A1, 5.047s, 2034	410,637	411,474
Ser. 04-20, Class 1A2, 5.08s, 2035	775,654	777,171
Ser. 04-4, Class 1A1, 4.771s, 2034	69,080	69,188
Ser. 04-6, Class 1A, 4.38s, 2034	900,353	897,368
Ser. 04-8, Class 1A3, 4.697s, 2034	35,138	35,096
Ser. 05-1, Class 1A1, 5.146s, 2035	1,277,866	1,281,731
Ser. 05-9, Class AX, IO, 0.927s, 2035	7,078,257	210,932
Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A,
4.18s, 2034	271,392	271,419
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 4.334s, 2015	719,516	709,173
Structured Asset Securities Corp.
Ser. 03-26A, Class 2A, 4.548s, 2033	245,322	246,301
Ser. 03-40A, Class 1A, 4.9s, 2034	134,330	135,139
Ser. 04-8, Class 1A1, 4.697s, 2034	172,374	172,318
IFB Ser. 05-10, Class 3A3, 9.787s, 2034	468,776	462,295
IFB Ser. 05-6, Class 5A8, 6.618s, 2035	678,795	630,868
Structured Asset Securities Corp. 144A
FRB Ser. 03-NP2, Class A2, 4.38s, 2032	101,825	101,825
FRN Ser. 03-NP3, Class A1, 4.33s, 2033	21,455	21,457
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 4.061s, 2035	339,338	339,829

TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)	184,000	176,182
Wells Fargo Home Equity Trust 144A
Ser. 04-1N, Class A, 5s, 2034	29,598	29,598
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	122,796	122,642
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	109,000	105,730
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR9, Class 1A2, 4.354s, 2035	270,043	265,853
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	107,262
Ser. 05-AR12, Class 2A5, 4.322s, 2035	2,803,000	2,737,758
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	42,525	41,927
Ser. 04-3, Class D, 4.07s, 2012	95,568	94,439
Ser. 04-4, Class D, 3.58s, 2012	42,256	41,663
Ser. 05-1, Class D, 4 1/4s, 2012	159,196	157,499
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	26,663	26,440
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	87,663	87,650
Ser. 04-1, Class D, 5.6s, 2011	136,564	135,923

Total asset-backed securities (cost $60,316,116)		$59,016,132

CORPORATE BONDS AND NOTES (5.1%)(a)

	Principal amount	Value

Basic Materials (0.2%)
Alcan, Inc. notes 5s, 2015 (Canada)	$70,000	$68,839
Dow Chemical Co. (The) debs. 8.55s, 2009	120,000	136,536
Dow Chemical Co. (The) notes 6s, 2012	65,000	68,833
Dow Chemical Co. (The) Pass Through Trust 144A company guaranty 4.027s,
2009	200,000	192,492
Georgia-Pacific Corp. sr. notes 8s, 2014	90,000	98,550
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	160,000	161,496
International Paper Co. notes 6 3/4s, 2011	95,000	101,818
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	60,000	60,210
Newmont Mining Corp. notes 5 7/8s, 2035	90,000	88,208
Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)	65,000	73,948
Praxair, Inc. notes 6 3/8s, 2012	50,000	54,375
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)	90,000	87,984
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)	15,000	14,916
Weyerhaeuser Co. debs. 7.95s, 2025	150,000	176,205
Weyerhaeuser Co. debs. 7 3/8s, 2032	120,000	135,746
Weyerhaeuser Co. notes 6 3/4s, 2012	30,000	32,417

		1,552,573

Capital Goods (0.2%)
Boeing Capital Corp. sr. notes 6.1s, 2011	25,000	26,553
Boeing Co. (The) debs. 6 7/8s, 2043	85,000	101,678
Bunge Ltd. Finance Corp. notes 5.35s, 2014	125,000	125,618
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015	80,000	80,600
Lockheed Martin Corp. bonds 8 1/2s, 2029	155,000	213,847
Raytheon Co. debs. 7s, 2028	75,000	87,875
Raytheon Co. debs. 6 3/4s, 2018	75,000	84,575
Raytheon Co. debs. 6s, 2010	70,000	73,102
Raytheon Co. notes 8.3s, 2010	130,000	147,498

Raytheon Co. notes 4.85s, 2011	100,000	99,278
Sealed Air Corp. 144A notes 5 5/8s, 2013	75,000	75,206

		1,115,830

Communication Services (0.5%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	65,000	67,667
AT&T Corp. sr. notes 9 3/4s, 2031	90,000	113,963
AT&T Wireless Services, Inc. notes 8 1/8s, 2012	50,000	58,634
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	265,000	357,696
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	150,000	170,775
Bellsouth Capital Funding notes 7 3/4s, 2010	40,000	44,567
Citizens Communications Co. sr. notes 6 1/4s, 2013	90,000	86,400
Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030
(Germany)	130,000	167,832

Deutsche Telekom International Finance BV notes 5 1/4s, 2013 (Germany)	200,000	201,920
France Telecom notes 8 1/2s, 2031 (France)	50,000	67,008
France Telecom notes 7 3/4s, 2011 (France)	160,000	181,675
Sprint Capital Corp. company guaranty 7 5/8s, 2011	150,000	167,851
Sprint Capital Corp. company guaranty 6.9s, 2019	175,000	195,920
Sprint Capital Corp. company guaranty 6 7/8s, 2028	530,000	585,478
Sprint Capital Corp. notes 8 3/8s, 2012	45,000	52,958
Telecom Italia Capital notes 5 1/4s, 2015 (Luxembourg)	135,000	133,061
Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)	65,000	66,860
Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)	155,000	153,901

Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)	165,000	158,854
Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)	80,000	106,727
Verizon Global Funding Corp. notes 7 3/4s, 2030	50,000	60,914
Verizon New Jersey, Inc. debs. 8s, 2022	60,000	69,949
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	496,092
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	50,000	47,567

		3,814,269

Conglomerates (--%)
Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)	110,000	127,141
Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)	150,000	162,016

		289,157

Consumer Cyclicals (0.5%)
Cendant Corp. notes 6 1/4s, 2010	270,000	278,951
Cendant Corp. sr. notes 7 3/8s, 2013	160,000	174,591
D.R. Horton, Inc. company guaranty 8s, 2009	35,000	37,533
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	150,000	146,564
DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009	420,000	448,072
DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013	230,000	243,522
Ford Motor Credit Corp. notes 7 7/8s, 2010	170,000	165,429
Ford Motor Credit Corp. notes 7 3/4s, 2007	455,000	460,511
Ford Motor Credit Corp. notes 7 3/8s, 2009	35,000	33,808
General Motors Acceptance Corp. FRN 4.559s, 2007	255,000	247,968
General Motors Acceptance Corp. FRN Ser. MTN, 4.67s, 2007	235,000	230,068
General Motors Acceptance Corp. FRN Ser. MTN, 4.509s, 2007	155,000	152,334
GTECH Holdings Corp. notes 4 3/4s, 2010	90,000	82,245
Harrah's Operating Co., Inc. 144A bonds 5 3/4s, 2017	110,000	107,670
Hilton Hotels Corp. notes 8 1/4s, 2011	180,000	204,028
JC Penney Co., Inc. debs. 7 1/8s, 2023	105,000	115,500
May Department Stores Co. (The) notes 5 3/4s, 2014	50,000	50,752
Park Place Entertainment Corp. sr. notes 7s, 2013	145,000	157,262

		3,336,808

Consumer Staples (0.6%)
Archer Daniels Midland Co. notes 5 3/8s, 2035	175,000	169,559
Chancellor Media Corp. company guaranty 8s, 2008	95,000	102,293
Comcast Corp. company guaranty 4.95s, 2016	260,000	248,979
Cox Communications, Inc. notes 7 3/4s, 2010	105,000	116,190
Cox Communications, Inc. notes 6 3/4s, 2011	110,000	117,410
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	125,000	138,263
CVS Corp. 144A pass-through certificates 6.117s, 2013	103,019	107,756
Delhaize America, Inc. company guaranty 8 1/8s, 2011	210,000	227,601
Diageo PLC company guaranty 8s, 2022	230,000	292,930
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	340,000	361,031
Kraft Foods, Inc. notes 6 1/4s, 2012	240,000	256,273
Kraft Foods, Inc. notes 5 5/8s, 2011	145,000	149,817
Kroger Co. company guaranty 6 3/4s, 2012	60,000	64,434
Miller Brewing Co. 144A notes 5 1/2s, 2013	145,000	146,947
News America, Inc. debs. 7 1/4s, 2018	195,000	221,324
Supervalu, Inc. notes 7 7/8s, 2009	100,000	108,644
TCI Communications, Inc. debs. 8 3/4s, 2015	95,000	117,959
TCI Communications, Inc. debs. 7 7/8s, 2013	210,000	242,803
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	110,000	133,429
Time Warner, Inc. company guaranty 6.95s, 2028	5,000	5,418
Time Warner, Inc. debs. 9.15s, 2023	110,000	142,075
Time Warner, Inc. debs. 9 1/8s, 2013	440,000	537,261
Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013	85,000	100,176

		4,108,572

Energy (0.1%)
Amerada Hess Corp. bonds 7 7/8s, 2029	100,000	122,651
Buckeye Partners LP notes 5.3s, 2014	75,000	74,733
Enbridge Energy Partners LP sr. notes 5.35s, 2014	70,000	69,603
Forest Oil Corp. sr. notes 8s, 2011	80,000	88,400
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	145,000	146,612
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	15,000	16,050
Sunoco, Inc. notes 4 7/8s, 2014	75,000	73,366
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	100,000	120,701

		712,116

Financial (2.2%)

Allfirst Financial Inc. sub. notes 7.2s, 2007	105,000	109,169
American General Corp. notes 7 1/2s, 2010	225,000	249,140
Associates First Capital Corp. debs. 6.95s, 2018	85,000	99,236
AXA Financial, Inc. sr. notes 7 3/4s, 2010	130,000	145,412
Bank of America Corp. notes 4 3/4s, 2015	50,000	48,902
Bank of America Corp. sub. notes 7.4s, 2011	500,000	558,382
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013	40,000	38,692
Bank One Corp. sub. debs. 7 5/8s, 2026	55,000	67,402
Bank One Corp. sub. notes 5 1/4s, 2013	40,000	40,329
Bank United Corp. notes Ser. A, 8s, 2009	530,000	581,956
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	150,000	147,750
Block Financial Corp. notes 5 1/8s, 2014	100,000	97,034
Bosphorus Financial Services, Ltd. 144A sec. FRN 5.59s, 2012 (Cayman
Islands)	399,000	387,076
Capital One Bank notes 6 1/2s, 2013	90,000	96,545
CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)	70,000	68,536
CIT Group, Inc. sr. notes 7 3/4s, 2012 (S)	250,000	286,699
CIT Group, Inc. sr. notes 5s, 2015	95,000	93,595
CIT Group, Inc. sr. notes 5s, 2014	225,000	222,650
Citigroup, Inc. sub. notes 6s, 2033	875,000	912,757
Citigroup, Inc. sub. notes 5s, 2014	79,000	78,573
Colonial Properties Trust notes 6 1/4s, 2014 (R)	80,000	82,806
Countrywide Capital III company guaranty Ser. B, 8.05s, 2027	110,000	132,588
Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015	105,000	102,956
Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)	60,000	58,452
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	225,000	214,763
ERP Operating LP notes 6.584s, 2015	80,000	87,489
Executive Risk Capital Trust company guaranty Ser. B, 8.675s, 2027	165,000	178,912
Fleet Capital Trust V bank guaranty FRN 4.886s, 2028	135,000	135,138
Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)	270,000	316,972
Fund American Cos. Inc. notes 5 7/8s, 2013	185,000	184,170
General Electric Capital Corp. notes Ser. A, 6s, 2012	75,000	79,832
General Electric Capital Corp. notes Ser. MTNA, 6 1/8s, 2011	60,000	63,635
Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015	235,000	234,273
Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013	195,000	191,041
Greenpoint Capital Trust I company guaranty 9.1s, 2027	75,000	82,114
Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010	130,000	145,977
Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)	105,000	102,635
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	180,000	192,804
Household Finance Corp. notes 8s, 2010	245,000	276,453
Household Finance Corp. notes 7s, 2012	170,000	188,136
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	55,000	55,989
HRPT Properties Trust notes 6 1/4s, 2016 (R)	80,000	83,974
HSBC Capital Funding LP 144A bank guaranty FRB 9.547s, 2049 (Jersey)	240,000	284,660
HSBC Capital Funding LP 144A bank guaranty FRB 4.61s, 2013 (Jersey)	340,000	325,256
HSBC Finance Corp. notes 5 1/4s, 2015	200,000	200,936
International Lease Finance Corp. FRN Ser. MTNP, 3.999s, 2010	290,000	291,106
International Lease Finance Corp. notes 4 3/4s, 2012	80,000	78,519
International Lease Finance Corp. unsecd. notes 4 7/8s, 2010	145,000	144,290
iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)	25,000	27,383
iStar Financial, Inc. sr. notes 6s, 2010 (R)	160,000	164,315
John Hancock Global Funding II 144A notes 7.9s, 2010	85,000	96,536
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	535,000	533,654
JPMorgan Chase Capital XV notes 5 7/8s, 2035	185,000	181,089
Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)	65,000	64,915
Lehman Bros E-Capital Trust I 144A FRN 4.59s, 2065	140,000	140,286
Lehman Brothers Holdings, Inc. notes 6 5/8s, 2012	10,000	10,878
Lehman Brothers Holdings, Inc. notes Ser. G, 4.8s, 2014	140,000	137,536
Liberty Mutual Insurance 144A notes 7.697s, 2097	550,000	559,197
Loews Corp. notes 5 1/4s, 2016	70,000	68,134
MetLife, Inc. notes 5.7s, 2035	105,000	104,379
MetLife, Inc. notes 5s, 2015	185,000	182,614
Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011	105,000	114,223
National City Bank bonds 4 5/8s, 2013	185,000	181,373
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	50,947
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	75,170
NB Capital Trust IV company guaranty 8 1/4s, 2027	395,000	427,033
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	70,000	69,154
Nuveen Investments, Inc. sr. notes 5s, 2010	70,000	69,304
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	85,000	95,584
PNC Bank NA notes 4 7/8s, 2017	140,000	136,542
Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013	155,000	158,041
Protective Life Corp. notes 4.3s, 2013	90,000	85,952
Prudential Holdings LLC 144A bonds 8.695s, 2023	170,000	217,321
Prudential Insurance Co. 144A notes 8.3s, 2025	235,000	303,853
Rabobank Capital Funding Trust 144A sub. notes FRN 5.254s, 2049	145,000	144,466
Rouse Co. (The) notes 7.2s, 2012 (R)	140,000	147,809
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s, 2049 (United
Kingdom)	255,000	296,465
Royal Bank of Scotland Group PLC FRB 7.648s, 2049 (United Kingdom)	50,000	60,783
Simon Property Group LP notes 5 5/8s, 2014 (R)	85,000	87,041
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	100,000	99,289
State Street Capital Trust II notes FRN 4.29s, 2008	115,000	115,085
Sun Life Canada Capital Trust 144A company guaranty 8.526s, 2049	245,000	266,531
Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)	135,000	131,000
Transamerica Capital III company guaranty 7 5/8s, 2037	145,000	169,761
UBS AG/Jersey Branch FRN 4.065s, 2008 (Jersey)	310,000	322,013
UBS Preferred Funding Trust I company guaranty 8.622s, 2049	160,000	185,354
Wachovia Corp. sub. notes 5 1/4s, 2014	205,000	207,875
Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049 (Australia)	140,000	144,312

		15,478,908

Health Care (0.1%)
American Home Products Corp. notes 6.95s, 2011	295,000	324,053
Bayer Corp. 144A FRB 6.2s, 2008	85,000	87,486
HCA, Inc. sr. notes 6.95s, 2012	60,000	61,718
Hospira, Inc. notes 5.9s, 2014	60,000	62,477
WellPoint, Inc. notes 5s, 2014	70,000	69,638
WellPoint, Inc. notes 4 1/4s, 2009	70,000	68,471
Wyeth notes 5 1/2s, 2013	60,000	61,534

		735,377

Technology (--%)

Avnet, Inc. notes 6s, 2015		105,000	103,070
Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014		130,000	129,027
Motorola, Inc. notes 7 5/8s, 2010		7,000	8,085
Motorola, Inc. notes 4.608s, 2007		95,000	94,890

			335,072

Transportation (0.1%)
Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		4,015	3,935

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		86,230	83,428
Continental Airlines, Inc. pass-through certificates Ser. 98-2, 6.32s, 2008		180,000	179,047
CSX Corp. notes 6 3/4s, 2011		115,000	124,609
Norfolk Southern Corp. sr. notes 6 3/4s, 2011		150,000	163,449

			554,468

Utilities & Power (0.6%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		135,000	137,805
Appalachian Power Co. sr. notes 5.8s, 2035		55,000	54,244
Atmos Energy Corp. notes 4.95s, 2014		110,000	107,356
Beaver Valley II Funding debs. 9s, 2017		110,000	130,662
Boardwalk Pipelines LLC notes 5 1/2s, 2017		45,000	44,705
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011		140,000	157,240

Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017		70,000	85,752
Consolidated Natural Gas Co. sr. notes 5s, 2014		70,000	68,996
Consumers Energy Co. 1st mtge. 5.65s, 2020		130,000	131,827
Consumers Energy Co. 1st mtge. 5s, 2012		165,000	164,156
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013		55,000	55,599
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013		105,000	105,663
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008		75,000	72,014
FirstEnergy Corp. notes Ser. B, 6.45s, 2011		15,000	15,971
FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031		108,000	126,670
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013		60,000	63,653
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008		70,000	74,200
Kansas Gas & Electric 144A bonds 5.647s, 2021		40,000	39,586
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		105,000	112,967
MidAmerican Energy Holdings Co. sr. notes 5 7/8s, 2012		180,000	187,813
Monongahela Power Co. 1st mtge. 5s, 2006		235,000	235,481
National Fuel Gas Co. notes 5 1/4s, 2013		55,000	55,148
Nevada Power Co. 2nd mtge. 9s, 2013		49,000	54,421
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s, 2015		80,000	78,852
NiSource Finance Corp. company guaranty 5.45s, 2020		175,000	171,183
NiSource Finance Corp. company guaranty 5 1/4s, 2017		20,000	19,549
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		20,000	23,609
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2015		20,000	21,591
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012		245,000	262,557
Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014		65,000	63,643
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		110,000	113,369
Pepco Holdings, Inc. notes 5 1/2s, 2007		100,000	101,252
Potomac Edison Co. 144A 1st mtge. 5.35s, 2014		40,000	40,434
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012 (S)		143,187	146,529
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007		75,000	79,310
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009		60,000	64,155
Public Service Co. of New Mexico sr. notes 4.4s, 2008		60,000	59,134
Public Service Electric & Gas Co. 1st mtge. 6 3/8s, 2008		120,000	124,432
Southern California Edison Co. 1st mtge. 5s, 2016		55,000	54,743
Southern California Edison Co. 1st mtge. 5s, 2014		125,000	125,091
Tampa Electric Co. notes 6 7/8s, 2012		70,000	77,265
Westar Energy, Inc. 1st mtge. 5.1s, 2020		110,000	106,900

			4,015,527

Total corporate bonds and notes (cost $35,673,728)			$36,048,677

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)

		Shares	Value

Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.		6,280	$440,385
Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.		9,659	670,093
Huntsman Corp. $2.50 cv. pfd. (S)		15,200	663,100
Xerox Corp. 6.25% cv. pfd.		21,500	2,502,063

Total convertible preferred stocks (cost $3,815,354)			$4,275,641

MUNICIPAL BONDS AND NOTES (--%)(a)

	Rating (RAT)	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC
4.252s, 1/1/16	Aaa	$115,000	$110,093
4.252s, 1/1/16 (Pre-refunded)	Aaa	5,000	4,768

Total municipal bonds and notes (cost $119,981)			$114,861

UNITS (--%)(a) (cost $78,332)

		Units	Value

Cendant Corp. unit 4.89s, 2006		130,000	$64,877

SHORT-TERM INVESTMENTS (7.9%)(a)

		Principal amount	Value

Putnam Prime Money Market Fund (e)		$39,663,661	$39,663,661

Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09%
and due dates ranging from October 3, 2005 to November 1, 2005 (d)		16,128,993	16,111,395

Total short-term investments (cost $55,775,056)			$55,775,056

TOTAL INVESTMENTS
Total investments (cost $681,883,971)(b)	$754,148,300

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (Unaudited)
			Unrealized
		Aggregate Delivery	appreciation/
	Value	face value date	(depreciation)

Euro	$222,722	$231,696 12/21/05	$(8,974)

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value date		(depreciation)

U.S. Treasury Note 5 yr (Long)	299	$36,439,047	Dec-05	$(229,739)
U.S. Treasury Note 5 yr (Short)	215	22,974,766	Dec-05	116,933
U.S. Treasury Note 10 yr (Short)	167	18,356,953	Dec-05	194,921
U.S. Treasury Bond (Long)	113	12,584,688	Dec-05	(224,748)
U.S. Treasury Note 2 yr (Short)	58	11,941,656	Dec-05	39,939
Euro 90 day (Long)	4	956,150	Mar-06	(7,091)
Euro 90 day (Long)	2	477,250	Mar-06	(2,108)

Total				$(111,893)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/05 (proceeds receivable $10,380,469) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6 1/2s, October 1, 2035	$6,850,000	10/13/05	$7,039,981
FNMA, 5 1/2s, October 1, 2035	3,300,000	10/13/05	3,298,969

Total			$10,338,950

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $945,218) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the right to pay a fixed rate of 4.55% versus the
three month LIBOR maturing on July 3, 2017	$12,220,000	July-17/$4.55	$293,280

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the right to receive a fixed rate of 4.55% versus the
three month LIBOR maturing on July 3, 2017	12,220,000	July-17/$4.55	623,220

Total			$916,500

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated December 2, 2003 to receive semi-annually the notional amount multiplied by 2.444% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	$3,306,000	12/5/05	$9,028
Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	154,000	12/16/05	(117)
Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,247,000	1/28/24	137,062
Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	3,900,000	3/30/09	191,724
Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	12,000,000	3/7/15	40,284
Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	13,480,000	12/22/09	207,988
Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	14,400,000	1/14/10	(282,017)
Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	13,300,000	4/6/10	(183,961)
Agreement with Credit Suisse First Boston International dated
November 15, 2004 to pay semi-annually the notional amount
multiplied by 3.947% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.	10,700,000	11/17/09	164,591
Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	6,401,000	12/9/05	10,081
Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	12,979,000	12/15/13	72,137
Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 2.235% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	302,000	12/15/05	(417)
Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	1,264,000	12/15/13	(13,217)
Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	479,000	12/16/13	(611)
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	7,474,000	1/23/06	72,884
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	7,474,000	1/23/06	72,884
Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	2,740,000	6/17/15	14,095
Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	990,000	6/23/15	12,666
Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	410,000	6/23/15	5,771
Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	500,000	6/24/15	9,320
Agreement with Lehman Brothers Special Financing, Inc. dated July
13, 2005 to pay semi-annually the notional amount multiplied by 4.38%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	8,900,000	7/15/10	87,065

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	2,901,900	7/9/06	(36,984)
Agreement with Credit Suisse First Boston International dated October
5, 2004 to receive semi-annually the notional amount multiplied by
4.624% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	1,590,000	10/7/14	6,093
Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	2,380,000	6/16/15	15,537
Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	590,000	6/24/15	10,931
Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	8,280,000	6/29/15	(217,423)
Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	1,659,000	8/2/15	(13,253)
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,471,000	1/23/14	52,673
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,471,000	1/23/14	50,942
Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	7,659,000	1/26/06	76,211
Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	4,015,000	1/26/06	39,812
Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505%
and pay quarterly the notional amount multiplied by the three month
USD-LIBOR-BBA.	12,000,000	9/2/15	(306,045)
Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	5,000,000	9/1/15	(96,614)

Total			$209,120

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

			Unrealized
	Notional Termination		appreciation/
	amount date		(depreciation)

Agreement with Goldman Sachs Capital Markets, L.P. dated
September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index and pay at
maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor.	$16,035,000	4/2/06	$(6,366)

Agreement with Citibank, NA. dated September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 27 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	65,690	4/2/06	(8,238)

Agreement with Deutsche Bank AG dated September 8, 2005 to
receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	18,650	3/2/06	(2,335)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	40,000	1/1/06	(5,876)

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	32,540	11/1/05	2,275

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	31,660	11/1/05	48

Agreement with Deutsche Bank AG dated August 3, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 15 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	40,000	1/1/06	16,260

Agreement with Deutsche Bank AG dated May 3, 2005 to pay at
maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	16,270	11/1/05	26

Agreement with Lehman Brothers Finance, S.A. dated August 31,
2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	198,000	2/21/06	(2,676)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 7,
2005 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and receive monthly the notional amount multiplied by the appreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed
Securities Index plus 27.2 basis points.	4,625,000	12/1/05	(3,066)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 3,
2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 20 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	4,625,000	12/1/05	(18,093)

Total			$(28,041)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive quarterly 70.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series
4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	$453,000	$3,404

Agreement with Deutsche Bank AG on September 9, 2004, maturing on September
20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-
market value of any CVS senior note.	90,000	(312)

Agreement with Deutsche Bank AG effective August 8, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index.	897,000	(824)

Agreement with Goldman Sachs Capital Markets, L.P. effective August 18, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the CDX IG Series 4 Index.	575,900	107

Agreement with Lehman Brothers Special Financing, Inc. effective August 5, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4
Index.	897,000	(564)

Agreement with Citigroup Financial Products, Inc. effective August 19, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly
55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-
market value of the reference entity within the DJ IG CDX Series 4 Index.	898,000	98

Agreement with Deutsche Bank AG effective July 14, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the
DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index.	674,000	(1,916)

Agreement with Goldman Sachs Capital Markets, L.P. effective August 19, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	426,500	(1,221)

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB
CMBS securities.	1,087,000	25,693

Agreement with Morgan Stanley Capital Services, Inc. on September 29, 2005,
maturing on June 20, 2012, to receive quarterly 318 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series
4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index 3-7% tranche.	323,000	391

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005,
maturing on June 20, 2012, to receive quarterly 275 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series
4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index 3-7% tranche.	339,000	(7,347)

Agreement with Goldman Sachs Capital Markets, L.P.effective August 18, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 38.5 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 4
Index.	443,000	2,171

Agreement with Deutsche Bank AG effective August 8, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 44 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index.	897,000	6,174

Agreement with Lehman Brothers Special Financing, Inc. on July 29, 2005, maturing on June 20, 2012, to receive quarterly 33.75 basis points times the notional amount.
Upon a credit default event of any reference entity within the DJ IG CDX Series 4
Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.	897,000	5,243

Agreement with Deutsche Bank AG on July 14, 2005, maturing on June 20, 2012, to receive quarterly 35.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 4 Index, 10-15% tranche.	449,000	4,023

Agreement with Lehman Brothers Special Financing, Inc. on July 14, 2005, maturing on June 20, 2012, to receive quarterly 36 basis points times the notional amount.
Upon a credit default event of any reference entity within the DJ IG CDX Series 4
Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index,10-15% tranche.	413,000	2,277

Agreement with Goldman Sachs Capital Markets, L.P. on August 19, 2005, maturing on June 20, 2012, to receive quarterly 37.5 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index
10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index 10-15% tranche.	853,000	7,656

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on
June 20, 2012, to receive quarterly 62 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX Series 4 Index 7-10% tranche.	898,000	9,853

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005,
maturing on December 20, 2015, to receive quarterly 57.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG
CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 5 Index 10-15% tranche.	456,000	(75)

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	453,000	554

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	912,000	1,377

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive quarterly 48 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series
4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index 7-10% tranche.	912,000	3,061

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the
DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ CDX IG HVOL Series 4 Index.	678,000	2,821

Agreement with Bank of America, N.A. on July 26, 2005, maturing on September 20, 2012, to receive quarterly 64 basis points times the notional amount. Upon a credit default event of Waste
Management, 7.375%, 8/1/2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Waste Management,
7.375%, 8/1/2010.	160,000	873

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-
market value of the reference entity within the DJ IG CDX 4 Index.	456,000	1,669

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005,
maturing on June 20, 2015, to receive quarterly 59 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4
Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX 4 Index,10-15% tranche.	456,000	(1,137)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005,
maturing on December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-
market value of the reference entity within the DJ IG CDX 5 Index.	456,000	(620)

Agreement with Lehman Brothers Special Financing, Inc. on September 29, 2005,
maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL
Series 4 Index.	968,000	(1,073)

Agreement with Deutsche Bank AG effective July 22, 2005, maturing on September 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 41 basis points times the notional amount.
Upon a credit default event of France Telecomm, 7.75%, 3/1/2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of France Telecomm, 7.75%, 3/1/2011.	255,000	608

Agreement with Goldman Sachs Capital Markets, L.P. on August 4, 2005, maturing on September
20, 2010, to receive quarterly 49 basis points times the notional amount. Upon a credit default event of Goodyear 7 5/8s, 12/15/12, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Goodyear 7 5/8s,
12/15/12.	125,000	259

Agreement with Lehman Brothers Special Financing, Inc. on August 5, 2005, maturing on June 20,
2010, to receive quarterly 43 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,7-10% tranche.	897,000	5,207

Agreement with Bank of America, N.A. on November 24, 2004, maturing on April 15,
2010, to receive a premium equal to 2.58% times the notional amount. Upon a credit default event of any News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-
market value of the defaulted News Corp. senior note or bond.	85,000	(4,185)

Total		$64,245

NOTES

(a) Percentages indicated are based on net assets of $703,178,111.

(b) The aggregate identified cost on a tax basis is $693,191,662, resulting in gross unrealized appreciation and depreciation of $77,395,251 and $16,438,613, respectively, or net unrealized appreciation of $60,956,638.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $15,468,704. Certain of these securities were sold prior to period-end. The fund received cash collateral of $16,111,395, which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,088,942 for the period ended September 30, 2005. During the period ended September, 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $209,242,606 and $238,857,939, respectively.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at September 30, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2005.

(R) Real Estate Investment Trust.

At September 30, 2005, liquid assets totaling $82,370,227 have been designated as collateral for open forward commitments, open swap contracts, forward contracts and written options.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30,2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. [cont] Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset
Allocation Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (66.1%)(a)

	Shares	Value

Banking (4.0%)
Allied Irish Banks PLC (Ireland)	14,029	$299,342
Anchor BanCorp Wisconsin, Inc.	3,400	100,232
Australia & New Zealand Banking Group, Ltd. (Australia)	18,715	342,889
Bank of Fukuoka, Ltd. (The) (Japan)	44,000	317,614
Bank of Ireland (Ireland)	5,373	84,851
Bank of Yokohama, Ltd. (The) (Japan) (NON)	39,000	297,697
Barclays PLC (United Kingdom)	103,490	1,048,922
Bayerische Hypo-Und Vereinsbank AG (Germany) (NON)	3,100	87,447
BNP Paribas SA (France)	13,404	1,022,027
Chiba Bank, Ltd. (The) (Japan)	35,000	285,078
City Holding Co.	5,250	187,740
Colonial Bancgroup, Inc.	17,450	390,880
Comerica, Inc.	8,600	506,540
Corus Bankshares, Inc.	2,300	126,109
DBS Group Holdings, Ltd. (Singapore)	63,000	589,343
Depfa Bank PLC (Ireland)	4,089	65,954
First Financial Bankshares, Inc.	2,600	90,558
FirstFed Financial Corp. (NON)	7,740	416,489
Flagstar Bancorp, Inc.	12,600	202,860
Gunma Bank, Ltd. (The) (Japan)	7,000	44,970
HBOS PLC (United Kingdom)	53,571	808,791
ICAP PLC (United Kingdom)	10,464	67,746
KBC Groupe SA (Belgium)	8,449	686,487
KeyCorp	17,400	561,150
Mizuho Financial Group, Inc. (Japan)	84	535,192
Nara Bancorp, Inc.	8,700	130,065
Nordea AB (Sweden)	75,500	757,218
PFF Bancorp, Inc.	3,000	90,780
R&G Financial Corp. Class B (Puerto Rico)	9,960	136,950
Republic Bancorp, Inc.	10,210	144,369
Republic Bancorp, Inc. Class A	2,115	44,246
Resona Holdings, Inc. (Japan) (NON)	41	106,010
Southwest Bancorp, Inc.	2,500	54,925
Sumitomo Mitsui Financial Group, Inc. (Japan)	8	75,538
Taylor Capital Group, Inc.	2,997	113,347
U.S. Bancorp	19,068	535,429
UnionBanCal Corp.	16,790	1,170,599
Washington Mutual, Inc.	3,800	149,036
Wells Fargo & Co.	16,645	974,898
West Coast Bancorp	3,100	77,500
Westcorp	13,800	812,820
Westpac Banking Corp. (Australia)	49,678	800,200
Wilshire Bancorp, Inc.	11,500	175,950
Zions Bancorp.	4,600	327,566

		15,844,354

Basic Materials (3.4%)
AK Steel Holding Corp. (NON)	14,200	121,694
Albany International Corp.	2,900	106,923
Arcelor (Luxembourg)	32,193	755,217
BASF AG (Germany)	5,300	399,961
BlueScope Steel, Ltd. (Australia)	5,991	43,723
Brady Corp. Class A	7,100	219,674
Carpenter Technology Corp.	5,650	331,147
Clariant AG (Switzerland) (NON)	12,562	181,281
Commercial Metals Co.	9,500	320,530
Dow Chemical Co. (The)	23,900	995,913
DSM NV (Netherlands)	5,480	215,955
Eastman Chemical Co.	10,721	503,565
Fletcher Building, Ltd. (New Zealand)	30,700	168,547
Grief, Inc. Class A	5,200	312,520
H.B. Fuller Co.	3,200	99,456
Italcementi SpA (Italy)	5,250	82,402
James Hardie Industries NV (Netherlands)	13,248	90,516
JFE Holdings, Inc. (Japan)	4,400	143,276
Kobe Steel, Ltd. (Japan)	191,000	581,495
Linde AG (Germany)	1,800	133,275
Louisiana-Pacific Corp.	18,900	523,341
MacDermid, Inc.	2,300	60,398
MeadWestvaco Corp.	8,200	226,484
Metal Management, Inc.	8,700	220,545
Monsanto Co.	6,500	407,875
NOK Corp. (Japan)	4,000	119,308
NS Group, Inc. (NON)	13,300	522,025
Nucor Corp.	8,200	483,718
OM Group, Inc. (NON)	3,900	78,507
Phelps Dodge Corp.	5,700	740,601
PPG Industries, Inc.	8,411	497,847
Quanex Corp.	3,000	198,660
Rautaruukki OYJ (Finland)	9,000	202,777
Rayonier, Inc. (R)	6,800	391,816
Rinker Group, Ltd. (Australia)	24,958	315,898
Shin-Etsu Chemical Co. (Japan)	9,600	419,343
Silgan Holdings, Inc.	9,600	319,296
Southern Peru Copper Corp. (United States)	3,100	173,476
Steel Dynamics, Inc.	1,700	57,732
Sterling Chemicals, Inc. (NON)	34	816
Sun Hydraulics Corp. (S)	7,100	172,530
Terra Industries, Inc. (NON)	26,100	173,565
United States Steel Corp.	11,685	494,860
Vinci SA (France)	5,124	442,581
Voest-Alpine AG (Austria)	6,433	567,510

		13,618,579

Capital Goods (4.3%)
ABB, Ltd. (Switzerland) (NON)	11,023	80,904

Actividades de Construccion y Servicios SA (Spain)	12,472	364,599
Applied Industrial Technologies, Inc.	12,100	434,148
Autogrill SpA (Italy)	19,700	278,806
Autoliv, Inc. (Sweden)	5,800	252,300
BAE Systems PLC (United Kingdom)	31,815	193,313
Balfour Beatty PLC (United Kingdom)	9,153	53,025
Blount International, Inc. (NON)	3,900	68,796
Boeing Co. (The)	14,200	964,890
Bouygues SA (France)	5,508	256,765
Canon, Inc. (Japan)	10,100	546,355
Clean Harbors, Inc (NON) (S)	11,400	387,030
Commercial Vehicle Group, Inc. (NON)	2,600	54,444
Cookson Group PLC (United Kingdom) (NON)	161,366	941,953
Cummins, Inc.	8,500	747,915
Daito Trust Construction Co., Ltd. (Japan)	2,700	118,417
DRS Technologies, Inc.	2,600	128,336
Eagle Materials, Inc. (S)	3,350	406,590
Eaton Corp.	6,200	394,010
Emerson Electric Co.	8,700	624,660
EnPro Industries, Inc. (NON)	10,800	363,852
European Aeronautic Defense and Space Co. (Netherlands)	6,459	229,697
Flowserve Corp. (NON)	2,900	105,415
Franklin Electric Co., Inc.	2,700	111,753
Fujikura, Ltd. (Japan)	9,000	55,277
Global Imaging Systems, Inc. (NON)	2,700	91,935
Heico Corp.	3,800	88,160
IMI PLC (United Kingdom)	20,305	154,086
Innovative Solutions & Support, Inc. (NON) (S)	20,150	312,930
Invensys, PLC (United Kingdom) (NON)	139,026	35,659
Kaman Corp.	3,400	69,530
Kennametal, Inc.	5,000	245,200
Leighton Holdings, Ltd. (Australia)	16,294	177,253
Lockheed Martin Corp.	6,800	415,072
LSI Industries, Inc.	3,700	70,300
MAN AG (Germany)	3,400	174,810
Moog, Inc. (NON)	6,750	199,260
Mueller Industries, Inc.	23,950	665,092
NACCO Industries, Inc. Class A	520	59,514
Nordson Corp.	7,800	296,634
Oce NV (Netherlands)	10,516	165,182
Okumura Corp. (Japan)	17,000	104,262
Perini Corp. (NON)	24,900	453,180
Precision Castparts Corp.	8,000	424,800
Rieter Holding AG (Switzerland)	913	268,290
Rockwell Automation, Inc.	13,800	730,020
Rofin-Sinar Technologies, Inc. (NON)	3,000	113,970
Schindler Holding AG (Switzerland)	627	244,690
Siemens AG (Germany)	23	1,779
Skanska AB Class B (Sweden)	19,400	287,461
Standard Register Co. (The)	2,700	40,365
Teledyne Technologies, Inc. (NON)	5,800	199,926
Terex Corp. (NON)	16,450	813,124
Thomas & Betts Corp. (NON)	7,800	268,398
Titan International, Inc. (S)	6,500	89,245
Tomkins PLC (United Kingdom)	33,553	171,527
United Industrial Corp.	7,000	250,250
URS Corp. (NON)	3,150	127,229
USEC, Inc.	22,500	251,100
Wartsila OYJ Class B (Finland)	5,500	175,702
Waste Connections, Inc. (NON)	3,000	105,240
WESCO International, Inc. (NON)	13,800	467,406
Woodward Governor Co.	1,400	119,070

		17,090,901

Communication Services (2.3%)
AT&T Corp.	45,400	898,920
BellSouth Corp. (S)	17,304	455,094
Birch Telecom, Inc. (F) (NON)	137	1
Brightpoint, Inc. (NON)	4,500	86,130
Centennial Communications Corp. (NON)	7,000	104,860
CenturyTel, Inc.	9,000	314,820
Commonwealth Telephone Enterprises, Inc.	10,650	401,505
Deutsche Telekom AG (Germany)	2,500	45,628
Deutsche Telekom AG ADR (Germany)	11,343	206,896
Earthlink, Inc. (NON)	24,964	267,115
Eircom Group PLC (Ireland)	29,858	70,548
France Telecom SA (France)	7,217	207,758
Koninklijke (Royal) KPN NV (Netherlands)	17,334	155,885
Mobistar SA (Belgium)	1,702	140,340
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	34	167,420
NTL, Inc. (NON)	4,900	327,320
NTT DoCoMo, Inc. (Japan) (S)	199	354,730
Premiere Global Services, Inc. (NON)	47,000	384,460
Shenandoah Telecom Co.	1,550	63,845
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	32,500	33,725
Sprint Nextel Corp.	33,960	807,569
Swisscom AG (Switzerland)	3	985
Talk America Holdings, Inc. (NON)	13,600	128,248
TDC A/S (Denmark)	2,200	118,731
Telecom Italia SpA (Italy)	24	78
Telefonica SA (Spain)	15,061	247,285
Telekom Austria AG (Austria)	3,127	62,387
Ubiquitel, Inc. (NON)	17,600	153,824
USA Mobility, Inc. (NON)	30	809
Verizon Communications, Inc.	42,673	1,394,980
Vodafone Group PLC (United Kingdom)	563,253	1,469,599

		9,071,495

Conglomerates (1.6%)
3M Co.	11,455	840,339
AMETEK, Inc.	2,200	94,534
Ansell, Ltd. (Australia)	15,023	129,365
General Electric Co. (SEG)	64,845	2,183,331
Harsco Corp.	5,600	367,192
Itochu Corp. (Japan)	95,000	654,739
Marubeni Corp. (Japan)	39,000	181,716
Mitsui & Co., Ltd. (Japan)	60,000	752,383
Swire Pacific, Ltd. (Hong Kong)	61,500	566,442
Vivendi Universal SA (France)	17,315	566,917

		6,336,958

Consumer Cyclicals (7.3%)
4Kids Entertainment, Inc. (NON)	8,000	139,120
Adidas-Salomon AG (Germany)	600	104,886
Administaff, Inc.	3,900	154,986
Aegis Group PLC (United Kingdom)	139,783	346,167
Aeropostale, Inc. (NON)	10,900	231,625
Aisin Seiki Co., Ltd. (Japan)	8,800	250,053
Amadeus Global Travel Distribution SA Class A (Spain) (NON)	40,403	357,988
American Axle & Manufacturing Holdings, Inc.	1,800	41,544
American Eagle Outfitters, Inc.	23,800	560,014
Ameristar Casinos, Inc.	22,800	475,152
Assa Abloy AB Class B (Sweden)	200	2,834
Autobacs Seven Co., Ltd. (Japan)	2,900	113,369
Barnes & Noble, Inc.	12,300	463,710
Bebe Stores, Inc.	14,150	247,625
Berkely Group Holdings PLC (United Kingdom) (NON)	24,222	372,334
BJ's Wholesale Club, Inc. (NON)	11,200	311,360
Black & Decker Manufacturing Co.	3,400	279,106
Bluegreen Corp. (NON)	12,000	211,800
Borders Group, Inc.	2,500	55,425
BPB PLC (United Kingdom)	7,718	100,481
British Sky Broadcasting PLC (United Kingdom)	26,789	265,604
Buckle, Inc. (The)	5,800	197,026
Casey's General Stores, Inc.	5,100	118,320
Catalina Marketing Corp.	4,400	100,056
Cato Corp. (The) Class A	6,275	125,061
Charming Shoppes (NON)	10,900	116,303
Chico's FAS, Inc. (NON)	19,000	699,200
Childrens Place Retail Stores, Inc. (The) (NON)	5,000	178,200
Choice Hotels International, Inc.	3,550	229,472
Claire's Stores, Inc.	7,500	180,975
CNS, Inc.	3,200	83,424
Consolidated Graphics, Inc. (NON)	1,550	66,728
Continental AG (Germany)	4,100	337,477
Davis Service Group PLC (United Kingdom)	20,227	171,205
Dex Media, Inc.	22,700	630,833
Dillards, Inc. Class A (S)	24,300	507,384
Discovery Holding Co. Class A (NON)	11,300	163,172
Dreamworks Animation SKG, Inc. Class A (NON)	15,400	425,964
EMAP PLC (United Kingdom)	13,335	194,132
Federated Department Stores, Inc.	6,800	454,716
Genesco, Inc. (NON)	13,300	495,292
Genlyte Group, Inc. (The) (NON)	4,200	201,936
Google, Inc. Class A (NON)	1,400	443,044
GTECH Holdings Corp.	9,800	314,188
GUS PLC (United Kingdom)	18,589	280,977
Honda Motor Co., Ltd. (Japan)	2,700	152,965
HUB Group, Inc. Class A (NON)	5,300	194,563
Inchcape PLC (United Kingdom)	14,591	564,981
Industria de Diseno Textil (Inditex) SA (Spain)	8,928	262,825
Jakks Pacific, Inc. (NON) (S)	9,600	155,808
John H. Harland Co.	18,000	799,200
K-Swiss, Inc. Class A	9,900	292,743
Kenneth Cole Productions, Inc. Class A	2,200	60,038
Kuoni Reisen Holding AG (Switzerland) (NON)	475	191,268
Laidlaw International, Inc.	18,400	444,728
Lennar Corp.	3,600	215,136
Marvel Entertainment, Inc. (NON) (S)	9,900	176,913
Matsushita Electric Industrial Co. (Japan)	28,000	475,150
McGraw-Hill Companies, Inc. (The)	16,700	802,268
Mediaset SpA (Italy)	42,485	504,218
Men's Wearhouse, Inc. (The) (NON)	2,090	55,803
Metro AG (Germany)	2,400	118,650
Multimedia Games, Inc. (NON) (S)	26,600	258,286
Next PLC (United Kingdom)	11,166	274,941
Nordstrom, Inc.	30,500	1,046,760
Nu Skin Enterprises, Inc. Class A	15,400	293,370
NVR, Inc. (NON)	511	452,209
Pantry, Inc. (The) (NON)	10,800	403,596
Payless ShoeSource, Inc. (NON)	20,400	354,960
Penn National Gaming, Inc. (NON)	1,900	59,109
Phillips-Van Heusen Corp.	4,400	136,488
Pixar, Inc. (NON)	7,900	351,629
Puma AG Rudolf Dassier Sport (Germany)	100	27,131
R. H. Donnelley Corp. (NON)	3,700	234,062
Reader's Digest Association, Inc. (The) Class A	9,200	146,924
Rent-A-Center, Inc. (NON)	6,700	129,377
Robert Half International, Inc.	7,500	266,925
S.A. D'Ieteren NV (Belgium)	197	47,140
ShopKo Stores, Inc. (NON)	6,500	165,880
Singapore Press Holdings, Ltd. (Singapore)	12,000	32,824
Skechers U.S.A., Inc. Class A (NON)	12,000	196,440
Societe Television Francaise I (France)	1,054	28,042
Sony Corp. (Japan)	4,600	151,412
Sotheby's Holdings, Inc. Class A (NON)	3,800	63,536
Stanley Works (The)	3,400	158,712
Stein Mart, Inc.	21,300	432,390
Stride Rite Corp.	10,500	134,610
Sykes Enterprises, Inc. (NON)	12,200	145,180
TeleTech Holdings, Inc. (NON)	26,000	260,520
Timberland Co. (The) Class A (NON)	18,000	608,040
Toll Brothers, Inc. (NON)	4,800	214,416
Too, Inc. (NON)	2,800	76,804
Toro Co. (The)	8,200	301,432
Toyota Motor Corp. (Japan)	6,100	279,915
Trans World Entertainment Corp. (NON)	4,900	38,661
Unifirst Corp.	3,700	129,759
United Business Media PLC (United Kingdom)	8,261	80,882
Universal Forest Products, Inc.	1,400	80,248
USG Corp. (NON)	7,567	520,004
Vail Resorts, Inc. (NON)	4,800	138,000
Ventiv Health, Inc. (NON)	6,900	180,849
Viacom, Inc. Class B	4,800	158,448
Volkswagon AG (Germany)	1,700	105,132
Volvo AB Class A (Sweden)	10,700	452,797
VS Holdings, Inc. (NON)	4,041	4
Wal-Mart Stores, Inc.	18,625	816,148

Walt Disney Co. (The)	19,908	480,380
Walter Industries, Inc. (S)	5,500	269,060
Wilsons The Leather Experts (NON)	9,100	55,510
Wolverine World Wide, Inc.	11,250	236,813
Yamaha Motor Co., Ltd. (Japan)	33,400	691,167

		29,434,447

Consumer Finance (0.5%)
Accredited Home Lenders Holding Co. (NON) (S)	6,500	228,540
Asta Funding, Inc.	5,700	173,052
CompuCredit Corp. (NON) (S)	3,450	153,249
Countrywide Financial Corp.	7,284	240,226
MBNA Corp.	11,395	280,773
Metris Cos., Inc. (NON)	12,400	181,412
Nelnet, Inc. Class A (NON)	8,000	304,080
Portfolio Recovery Associates, Inc. (NON)	2,800	120,904
Provident Financial PLC (United Kingdom)	16,530	183,334
World Acceptance Corp. (NON)	9,650	245,207

		2,110,777

Consumer Staples (6.1%)
Aderans Co., Ltd. (Japan)	8,700	237,999
Albertson's, Inc.	16,500	423,225
Altria Group, Inc.	20,854	1,537,148
American Greetings Corp. Class A	5,600	153,440
AMN Healthcare Services, Inc. (NON)	6,700	103,649
Archer Daniels Midland Co.	23,645	583,086
Axfood AB (Sweden)	4,800	119,265
BAT Industries PLC (United Kingdom)	29,953	631,038
Carrefour Supermarche SA (France)	3,991	184,171
CEC Entertainment, Inc. (NON)	12,150	385,884
Chattem, Inc. (NON)	2,600	92,300
Chiquita Brands International, Inc.	14,500	405,275
CKE Restaurants, Inc.	31,700	417,806
Clorox Co.	18,500	1,027,490
Colruyt SA (Belgium) (S)	2,873	374,740
Costco Wholesale Corp.	4,500	193,905
Darden Restaurants, Inc.	12,200	370,514
Domino's Pizza, Inc.	6,000	139,920
Energizer Holdings, Inc. (NON)	2,525	143,168
Flowers Foods, Inc.	6,650	181,412
Fyffes PLC (Ireland)	58,362	178,703
General Mills, Inc.	12,800	616,960
Getty Images, Inc. (NON)	7,500	645,300
Heidrick & Struggles International, Inc. (NON)	3,800	123,044
Heineken NV (Netherlands)	7,747	249,445
Imperial Tobacco Group PLC (United Kingdom)	5,798	166,559
Interstate Bakeries Corp. (NON)	6,400	62,080
Jack in the Box, Inc. (NON)	10,550	315,551
Japan Tobacco, Inc. (Japan)	50	789,799
Kellogg Co.	26,100	1,203,993
Kimberly-Clark Corp.	8,900	529,817
Koninklijke Ahold NV (Netherlands) (NON)	9,258	70,200
Korn/Ferry International (NON)	10,100	165,539
Labor Ready, Inc. (NON)	24,500	628,425
Lancaster Colony Corp.	1,550	66,650
Lance, Inc.	4,900	85,554
Lone Star Steakhouse & Saloon, Inc.	3,100	80,600
Longs Drug Stores, Inc. (S)	4,400	188,716
Luby's, Inc. (NON)	6,400	83,584
McDonald's Corp.	20,700	693,243
Nash Finch Co. (S)	8,900	375,491
Nestle SA (Switzerland)	1,205	354,329
Papa John's International, Inc. (NON)	1,800	90,216
Pepsi Bottling Group, Inc. (The)	21,500	613,825
PepsiAmericas, Inc.	11,500	261,395
Pilgrim's Pride Corp. (S)	8,200	298,480
Playtex Products, Inc. (NON)	22,100	243,100
Procter & Gamble Co. (The)	15,740	935,900
Safeway, Inc.	18,800	481,280
Scotts Co. (The) Class A	900	79,137
Seaboard Corp.	225	308,925
Smart & Final, Inc. (NON)	7,900	102,226
Snow Brand Milk Products Co., Ltd. (Japan) (NON)	15,000	67,376
Supervalu, Inc.	8,269	257,331
Time Warner, Inc.	95,190	1,723,891
Toyo Suisan Kaisha, Ltd. (Japan)	30,000	513,060
Tupperware Corp.	7,600	173,128
Unilever NV (Netherlands)	782	55,761
UST, Inc.	7,400	309,764
Valueclick, Inc. (NON)	8,800	150,392
Weight Watchers International, Inc. (NON)	9,900	510,642
Weiss Markets, Inc.	1,100	44,011
Whole Foods Market, Inc.	4,900	658,805
Woolworths, Ltd. (Australia)	54,645	693,737
Yum! Brands, Inc.	8,880	429,881

		24,381,280

Energy (6.0%)
BP PLC (United Kingdom)	95,134	1,133,383
Burlington Resources, Inc.	10,900	886,388
CAL Dive International, Inc. (NON)	2,300	145,843
Chevron Corp.	35,424	2,292,996
ConocoPhillips	13,100	915,821
Core Laboratories NV (Netherlands) (NON)	3,300	106,458
ENI SpA (Italy)	38,425	1,145,063
Exxon Mobil Corp.	74,240	4,717,210
Forest Oil Corp. (NON)	1,600	83,360
Frontier Oil Corp.	23,600	1,046,660
Giant Industries, Inc. (NON)	10,000	585,400
Grey Wolf, Inc. (NON)	40,600	342,258
Harvest Natural Resources, Inc. (NON)	12,500	134,125
Helmerich & Payne, Inc.	2,900	175,131
Holly Corp.	6,600	422,268
Houston Exploration Co. (NON)	2,600	174,850
KCS Energy, Inc. (NON)	5,400	148,662
Marathon Oil Corp.	9,410	648,631
Norsk Hydro ASA (Norway)	3,750	421,471

Occidental Petroleum Corp.	2,800	239,204
Oil States International, Inc. (NON)	6,000	217,860
Petroleum Development Corp. (NON)	7,900	302,886
Questar Corp.	6,000	528,720
Remington Oil & Gas Corp. (NON)	3,500	145,250
Repsol YPF, SA (Spain)	6,201	201,534
Royal Dutch Shell PLC Class A (Netherlands)	20,023	663,063
Royal Dutch Shell PLC Class B (Netherlands)	40,245	1,393,888
Statoil ASA (Norway)	30,333	755,790
Sunoco, Inc.	15,160	1,185,512
Tesoro Petroleum Corp.	10,400	699,296
Total SA (France)	3,046	833,900
Valero Energy Corp.	5,777	653,148
Veritas DGC, Inc. (NON) (S)	16,300	596,906
Vintage Petroleum, Inc.	2,450	111,867

		24,054,802

Financial (3.3%)
Advanta Corp. Class B	3,300	93,159
AMRESCO Creditor Trust (acquired various dates from 1/24/00
to 1/26/00, cost $3,094) (F)(RES)(R)(NON)	33,000	33
Asset Acceptance Capital Corp. (NON)	3,300	98,901
Bank of America Corp. (SEG)	40,688	1,712,965
Citigroup, Inc. (SEG)	57,549	2,619,630
Contifinancial Corp. Liquidating Trust Units	238,820	2,388
Deutsche Boerse AG (Germany)	561	53,690
First American Corp.	24,130	1,102,017
Freddie Mac	2,400	135,504
Hitachi Capital Corp. (Japan)	5,900	124,175
HRPT Properties Trust (R)	27,100	336,311
JPMorgan Chase & Co.	22,131	750,905
Lehman Brothers Holdings, Inc.	5,900	687,232
Loews Corp.	9,200	850,172
London Stock Exchange PLC (United Kingdom)	25,020	252,270
Man Group PLC (United Kingdom)	25,542	748,201
MGIC Investment Corp.	3,900	250,380
Mitsubishi Tokyo Finance Group, Inc. (Japan)	54	710,025
Nasdaq Stock Market, Inc. (The) (NON)	2,900	73,515
Nationwide Financial Services, Inc. Class A	4,300	172,215
New Century Financial Corp. (R)	3,700	134,199
Nuveen Investments, Inc. Class A	10,400	409,656
Orix Corp. (Japan)	1,500	271,355
Royal Bank of Scotland Group PLC (United Kingdom)	22,749	647,473
Sampo OYJ Class A (Finland)	8,000	127,301
Student Loan Corp.	305	72,248
Tower, Ltd. (New Zealand) (NON) (S)	50,736	81,243
Wachovia Corp.	9,000	428,310
WFS Financial, Inc. (NON)	2,300	154,537

		13,100,010

Health Care (8.1%)
Abbott Laboratories	19,066	808,398
Aetna, Inc.	5,300	456,542
Albany Molecular Research, Inc. (NON)	7,939	96,697
Alfresa Holdings Corp. (Japan)	800	37,275
Allergan, Inc.	4,800	439,776
Alpharma, Inc. Class A	4,800	119,376
Amedisys, Inc. (NON)	3,500	136,500
American Medical Systems Holdings, Inc. (NON)	6,500	130,975
Amgen, Inc. (NON)	11,800	940,106
Analogic Corp.	1,400	70,574
Applera Corp.- Celera Genomics Group (NON)	25,800	312,954
Applera Corp.- Applied Biosystems Group	15,500	360,220
Apria Healthcare Group, Inc. (NON)	2,000	63,820
Astellas Pharma, Inc. (Japan)	7,800	293,911
AstraZeneca PLC (United Kingdom)	24,176	1,126,856
Bausch & Lomb, Inc.	6,300	508,284
Bayer AG (Germany)	3,300	121,652
Becton, Dickinson and Co.	19,900	1,043,357
Biosite, Inc. (NON)	1,100	68,046
Bristol-Myers Squibb Co.	65,685	1,580,381
Caremark Rx, Inc. (NON)	4,678	233,573
Celesio AG (Germany)	362	31,713
Cephalon, Inc. (NON)	2,500	116,050
Cerner Corp. (NON)	1,800	156,474
Chugai Pharmaceutical Co., Ltd. (Japan)	27,100	517,751
CIGNA Corp.	2,686	316,572
Conmed Corp. (NON)	2,750	76,670
Connetics Corp. (NON)	4,700	79,477
Coventry Health Care, Inc. (NON)	11,342	975,639
Dade Behring Holdings, Inc.	9,540	349,736
DJ Orthopedics, Inc. (NON)	12,200	353,068
Eli Lilly Co.	3,700	198,024
Enzon, Inc. (NON)	6,400	42,432
First Horizon Pharmaceutical Corp. (NON)	7,900	156,973
Foxhollow Technologies, Inc. (NON) (S)	2,000	95,220
Genentech, Inc. (NON)	4,400	370,524
Genesis HealthCare Corp. (NON)	23,497	947,399
Gilead Sciences, Inc. (NON)	16,900	824,044
GlaxoSmithKline PLC (United Kingdom)	33,034	842,616
Haemonetics Corp. (NON)	10,900	518,077
Humana, Inc. (NON)	17,000	813,960
Intuitive Surgical, Inc. (NON)	1,100	80,619
Invitrogen Corp. (NON)	4,100	308,443
Johnson & Johnson (SEG)	51,837	3,280,245
Kindred Healthcare, Inc. (NON)	11,900	354,620
Kinetic Concepts, Inc. (NON)	5,100	289,680
Kos Pharmaceuticals, Inc. (NON)	3,300	220,869
LCA-Vision, Inc.	3,600	133,632
LifeCell Corp. (NON)	6,100	131,943
Lincare Holdings, Inc. (NON)	5,600	229,880
Magellan Health Services, Inc. (NON)	2,600	91,390
MEDICEO Holdings Co., Ltd. (Japan)	8,500	135,766
Medicines Co. (NON)	3,600	82,836
Medivir AB Class B (Sweden) (NON)	50	383
Mentor Corp.	5,900	324,559
Merck & Co., Inc.	33,550	912,896
OraSure Technologies, Inc. (NON)	11,100	104,673
Owens & Minor, Inc.	9,200	270,020

Parexel International Corp. (NON)	5,300	106,477
Pediatrix Medical Group, Inc. (NON)	1,690	129,826
Per-Se Technologies, Inc. (NON)	4,800	99,168
PerkinElmer, Inc.	16,400	334,068
Perrigo Co.	5,300	75,843
Pfizer, Inc.	32,584	813,622
Pharmion Corp. (NON)	1,700	37,077
PRA International (NON)	3,700	112,147
Regeneron Pharmaceuticals, Inc. (NON)	5,800	55,042
Respironics, Inc. (NON)	3,700	156,066
Roche Holding AG (Switzerland)	6,122	854,012
Schering AG (Germany)	1,900	120,775
Schering-Plough Corp.	7,900	166,295
Serologicals Corp. (NON)	3,200	72,192
Sierra Health Services, Inc. (NON) (S)	17,710	1,219,688
Sybron Dental Specialties, Inc. (NON)	5,300	220,374
Taisho Pharmaceutical Co., Ltd. (Japan)	18,000	324,832
Techne Corp. (NON)	1,900	108,262
Third Wave Technologies, Inc. (NON)	8,160	40,392
United Therapeutics Corp. (NON)	1,500	104,700
UnitedHealth Group, Inc.	28,208	1,585,290
Universal Health Services, Inc. Class B	5,900	281,017
Vertex Pharmaceuticals, Inc. (NON)	5,400	120,690
ViaCell, Inc. (NON)	22,200	128,760
Vital Signs, Inc.	3,850	177,447
WellPoint, Inc. (NON)	5,740	435,207
Wyeth	15,900	735,693

		32,299,108

Insurance (2.5%)
Aegon NV (Netherlands)	13,749	204,694
Alleghany Corp. (NON)	1,300	397,800
Allianz AG (Germany)	2,000	270,996
Allstate Corp.	7,290	403,064
American Equity Investment Life Holding Co.	13,900	157,765
American Financial Group, Inc.	14,200	481,806
AmerUs Group Co.	3,300	189,321
Commerce Group, Inc.	6,300	365,526
Corporacion Mapfre SA (Spain)	24,551	422,634
Direct General Corp.	11,100	219,003
FBL Financial Group, Inc. Class A	1,560	46,722
FPIC Insurance Group, Inc. (NON)	6,301	226,773
Fremont General Corp.	13,300	290,339
HCC Insurance Holdings, Inc.	3,441	98,172
ING Groep NV (Netherlands)	25,933	774,678
Insurance Australia Group, Ltd. (Australia)	133,344	555,800
Landamerica Financial Group, Inc.	8,700	562,455

Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,000	114,523
Odyssey Re Holdings Corp. (S)	6,700	171,118
Ohio Casualty Corp.	2,100	56,952
Philadelphia Consolidated Holding Corp. (NON)	2,000	169,800
QBE Insurance Group, Ltd. (Australia)	33,969	484,409
Safety Insurance Group, Inc.	4,500	160,155
Selective Insurance Group	1,300	63,570
Stancorp Financial Group	800	67,360
Stewart Information Services	2,860	146,432
Swiss Re (Switzerland)	2,904	191,512
UICI	12,300	442,800
United Fire & Casualty Co.	2,650	119,542
W.R. Berkley Corp.	9,890	390,457
Zenith National Insurance Corp.	17,360	1,088,298
Zurich Financial Services AG (Switzerland) (NON)	4,354	744,865

		10,079,341

Investment Banking/Brokerage (1.3%)
A.G. Edwards, Inc.	8,900	389,909
Affiliated Managers Group (NON)	7,400	535,908
Ameritrade Holding Corp. Class A (NON)	15,800	339,384
Calamos Asset Management, Inc. Class A	9,500	234,460
Credit Suisse Group (Switzerland)	15,944	708,815
Deutsche Bank AG (Germany)	2,075	194,985
Eaton Vance Corp.	20,200	501,364
Harris & Harris Group, Inc. (NON) (S)	6,800	75,480
IndyMac Bancorp, Inc.	14,972	592,592
Investment Technology Group, Inc. (NON)	5,800	171,680
Lazard, Ltd. Class A (Bermuda)	4,100	103,730
Lend Lease Corp., Ltd. (Australia)	16,822	179,787
Macquarie Bank, Ltd. (Australia)	1,165	67,013
Morgan Stanley	5,800	312,852
Raymond James Financial, Inc.	20,700	664,884
Schroders PLC (United Kingdom)	15,058	246,118

		5,318,961

Other (1.7%)
iShares MSCI Emerging Markets Index Fund (S)	51,810	4,397,633
iShares MSCI Hong Kong Index Fund	3,100	42,098
iShares MSCI Malaysia Index Fund	1,100	8,052
iShares MSCI Singapore Index Fund	1,500	11,970
iShares MSCI South Korea Index Fund	900	35,505
iShares MSCI Taiwan Index Fund	2,400	28,104
iShares Russell 1000 Growth Index Fund (S)	40,500	2,018,115
iShares Russell 2000 Value Index Fund	2,164	142,673
		6,684,150

Real Estate (1.2%)
American Home Mortgage Investment Corp. (R)	9,400	284,820
Arbor Realty Trust, Inc (R)	2,500	70,250
Boston Properties, Inc. (R)	3,300	233,970
Boykin Lodging Co. (R) (NON)	4,500	55,890
Brookfield Homes Corp.	3,300	183,249
Capital Trust, Inc. Class A (R)	1,600	51,456
CBL & Associates Properties (R)	11,400	467,286
Cousins Properties, Inc. (R)	11,800	356,596
Entertainment Properties Trust (R)	1,100	49,093
Innkeepers USA Trust (R)	6,100	94,245
Jones Lang LaSalle, Inc.	5,500	253,330

Lexington Corporate Properties Trust (R)	5,900	138,945
LTC Properties, Inc. (R)	13,400	284,080
Metrovacesa SA (Spain)	1,864	137,632
Mills Corp. (R)	1,600	88,128
National Health Investors, Inc. (R)	5,000	138,050
Newcastle Investment Corp. (R)	1,750	48,825
Omega Healthcare Investors, Inc. (R)	4,300	59,856
RAIT Investment Trust (R)	11,500	327,750
Redwood Trust, Inc. (R)	2,250	109,373
Saxon Capital, Inc. (R)	13,000	154,050
SL Green Realty Corp. (R)	1,750	119,315
St. Joe Co. (The)	5,200	324,740
Tarragon Corp. (R) (NON) (S)	11,657	216,354
Trizec Properties, Inc. (R)	4,000	92,240
Vornado Realty Trust (R)	4,400	381,128

		4,720,651

Technology (8.8%)
Advantest Corp. (Japan)	2,000	155,312
Agere Systems, Inc. (NON)	37,990	395,476
Agilysys, Inc.	19,550	329,222
Alcatel SA (France) (NON)	5,358	71,566
ALPS Electric Co., Ltd. (Japan)	7,000	113,846
Anixter International, Inc. (NON)	3,000	120,990
ANSYS, Inc. (NON)	3,700	142,413
Apple Computer, Inc. (NON)	20,300	1,088,283
Artesyn Technologies, Inc. (NON)	16,200	150,660
Atmel Corp. (NON)	85,900	176,954
Autodesk, Inc.	16,300	756,972
Avnet, Inc. (NON)	4,200	102,690
Axcelis Technologies, Inc. (NON)	6,800	35,496
BEA Systems, Inc. (NON)	36,500	327,770
Blackboard, Inc. (NON)	4,607	115,221
Brocade Communications Systems, Inc. (NON)	71,400	291,312
Brooks Automation, Inc. (NON)	10,100	134,633
Catapult Communications Corp. (NON)	5,200	95,368
Cisco Systems, Inc. (NON)	84,410	1,513,471
Citrix Systems, Inc. (NON)	7,700	193,578
Coherent, Inc. (NON)	2,600	76,128
CommScope, Inc. (NON)	5,100	88,434
Comtech Telecommunications Corp. (NON)	12,100	501,787
Covansys Corp. (NON)	3,879	61,909
CSG Systems International, Inc. (NON)	4,600	99,866
Cymer, Inc. (NON)	2,600	81,432
Dell, Inc. (NON)	31,100	1,063,620
DiamondCluster International, Inc. Class A (NON)	10,700	81,106
Digi International, Inc. (NON)	12,900	138,417
Diodes, Inc. (NON)	2,500	90,650
Dun & Bradstreet Corp. (The) (NON)	2,500	164,675
Emulex Corp. (NON)	19,900	402,179
Enterasys Networks, Inc. (NON)	56	75
EPIQ Systems, Inc. (NON)	2,900	63,278
F5 Networks, Inc. (NON)	7,500	326,025
FEI Co. (NON)	6,900	132,825
Freescale Semiconductor, Inc. Class B (NON)	26,852	633,170
Harris Corp.	5,600	234,080
Hewlett-Packard Co.	22,800	665,760
Hutchinson Technology, Inc. (NON)	6,200	161,944
Hyperion Solutions Corp. (NON)	7,900	384,335
IBM Corp.	15,950	1,279,509
Imation Corp.	4,500	192,915
Infineon Technologies AG (Germany) (NON)	5,300	52,199
Infospace, Inc. (NON)	8,600	205,282
Integrated Device Technology, Inc. (NON)	21,600	231,984
Intel Corp. (SEG)	118,583	2,923,071
Intergraph Corp. (NON)	5,800	259,318
Internet Security Systems, Inc. (NON) (S)	5,600	134,456
Intervideo, Inc. (NON)	8,200	82,246
IXYS Corp. (NON)	5,700	60,192
j2 Global Communications, Inc. (NON) (S)	11,900	480,998
Jupitermedia Corp. (NON)	4,000	70,840
Komag, Inc. (NON) (S)	7,700	246,092
KONAMI Corp. (Japan)	3,000	67,640
Kulicke & Soffa Industries, Inc. (NON)	17,000	123,250
Lam Research Corp. (NON)	6,100	185,867
Linear Technology Corp.	7,565	284,368
LSI Logic Corp. (NON)	51,500	507,275
McAfee, Inc. (NON)	16,500	518,430
Micrel, Inc. (NON) (S)	26,542	298,067
Microsoft Corp. (SEG)	133,481	3,434,466
MicroStrategy, Inc. (NON)	2,900	203,841
Mitsubishi Electric Corp. (Japan)	27,000	173,217
Motorola, Inc.	19,910	439,812
MTS Systems Corp.	12,670	478,546
NCR Corp. (NON)	16,300	520,133
NEC Corp. (Japan)	57,000	309,345
NEC Electronics Corp. (Japan)	4,100	136,763
Netgear, Inc. (NON) (S)	11,500	276,690
Nice Systems, Ltd. ADR (Israel) (NON)	3,900	176,202
Nokia OYJ (Finland)	55,398	930,945
NTT Data Corp. (Japan)	120	463,819
Omnivision Technologies, Inc. (NON) (S)	12,900	162,798
Omron Corp. (Japan)	9,000	219,599
ON Semiconductor Corp. (NON)	22,600	116,842
Oracle Corp. (NON)	53,125	658,219
Palm, Inc. (NON)	1,400	39,662
Parametric Technology Corp. (NON)	15,500	108,035
Park Electrochemical Corp.	2,700	71,955
Perlos OYJ (Finland)	20	171
Photronics, Inc. (NON)	21,700	420,980
Plexus Corp. (NON)	4,400	75,196
Portalplayer, Inc. (NON)	2,600	71,318
Progress Software Corp. (NON)	3,100	98,487
QLogic Corp. (NON)	15,900	543,780
Qualcomm, Inc.	17,850	798,788
RadiSys Corp. (NON)	8,600	166,840
Sharp Corp. (Japan)	5,000	72,538
Solectron Corp. (NON)	108,900	425,799
SonicWall, Inc. (NON)	16,800	106,680
Standard Microsystems Corp. (NON)	3,000	89,730

Support.com, Inc. (NON)		13,500	68,040
Symantec Corp. (NON)		11,450	259,457
Synopsys, Inc. (NON)		4,600	86,940
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)		60,424	221,293
Texas Instruments, Inc.		16,800	569,520
The9, Ltd. ADR (China) (NON)		2,500	47,225
Toshiba Corp. (Japan)		81,000	357,395
Transaction Systems Architects, Inc. (NON)		6,000	167,100
Trizetto Group (NON)		17,000	240,040
Uniden (Japan)		4,000	58,666
Veeco Instruments, Inc. (NON)		10,300	165,212
VeriSign, Inc. (NON)		13,200	282,084
WebEx Communications, Inc. (NON)		5,128	125,687
Websense, Inc. (NON)		7,900	404,559
Western Digital Corp. (NON)		46,113	596,241

			35,407,582

Transportation (1.2%)
Alaska Air Group, Inc. (NON)		6,600	191,796
AP Moller - Maersk A/S (Denmark)		70	717,102
Arriva PLC (United Kingdom)		38,240	397,401
British Airways PLC (United Kingdom) (NON)		10,663	55,218
Burlington Northern Santa Fe Corp.		9,200	550,160
CNF Transportation, Inc.		7,400	388,500
Deutsche Lufthansa AG (Germany)		6,800	90,499
DSV, De Sammensluttede Vognmaend A/S (Denmark)		1,975	210,622
ExpressJet Holdings, Inc. (NON)		36,250	325,163
FedEx Corp.		5,900	514,067
General Maritime Corp. (S)		2,594	95,485
National Express Group PLC (United Kingdom)		11,132	165,408
Neptune Orient Lines, Ltd. (Singapore)		115,000	209,710
Norfolk Southern Corp.		13,200	535,392
Orient Overseas International, Ltd. (Hong Kong)		36,000	134,579
Overseas Shipholding Group		2,600	151,658
Singapore Airlines, Ltd. (Singapore)		19,000	130,491
World Air Holdings, Inc. (NON)		6,500	68,900

			4,932,151

Utilities & Power (2.5%)
American Electric Power Co., Inc.		8,400	333,480
Centrica PLC (United Kingdom)		48,054	209,107
E.On AG (Germany)		7,200	664,857
Edison International		13,355	631,424
Electric Power Development Co. (Japan)		3,900	130,436
Energen Corp.		20,500	886,830
Energias de Portugal (EDP) SA (Portugal)		42,341	118,418
Equitable Resources, Inc.		8,600	335,916
MDU Resources Group, Inc.		6,600	235,290
National Fuel Gas Co.		10,900	372,780
National Grid PLC (United Kingdom)		14,612	137,378
ONEOK, Inc.		14,200	483,084
Ormat Technologies, Inc.		2,900	64,177
Osaka Gas Co., Ltd. (Japan)		196,000	686,657
PG&E Corp.		22,800	894,900
RWE AG (Germany)		3,695	244,988
Sempra Energy		14,800	696,488
Sierra Pacific Resources (NON)		48,600	721,710
Suez SA (France)		24,222	702,251
Transmontaigne, Inc. (NON)		14,300	114,257
TXU Corp.		3,100	349,928
UGI Corp.		6,800	191,420
UniSource Energy Corp.		7,100	236,004
Veolia Environnement (France)		7,638	323,279
Westar Energy, Inc.		6,100	147,193

			9,912,252

Total common stocks (cost $231,569,920)			$264,397,799

CORPORATE BONDS AND NOTES (8.0%)(a)

		Principal amount	Value

Basic Materials (0.5%)
Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)		$35,000	$35,613
Alcan, Inc. notes 5s, 2015 (Canada)		25,000	24,585
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		90,000	100,125
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		40,000	42,200
Chevron Phillips Chemical Co., LLC notes 5 3/8s, 2007		165,000	166,792
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	15,000	19,891
Compass Minerals Group, Inc. company guaranty 10s, 2011		$35,000	37,800
Compass Minerals International, Inc. sr. notes stepped-coupon
zero % (12 3/4s, 12/15/07), 2012 (STP)		50,000	44,000
Dow Chemical Co. (The) debs. 8.55s, 2009		75,000	85,335
Dow Chemical Co. (The) notes 6s, 2012		10,000	10,590
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		55,000	52,935
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		97,000	104,760
Georgia-Pacific Corp. bonds 7 3/4s, 2029		55,000	58,988
Georgia-Pacific Corp. company guaranty 8 7/8s, 2010		50,000	55,750
Georgia-Pacific Corp. sr. notes 8s, 2014		35,000	38,325
Huntsman International, LLC company guaranty 10 1/8s, 2009		35,000	35,875
Huntsman, LLC company guaranty 11 5/8s, 2010		46,000	52,555
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013		60,000	60,561
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		55,000	56,238
International Paper Co. notes 6 3/4s, 2011		30,000	32,153
Ispat Inland ULC sec. notes 9 3/4s, 2014		65,000	75,400
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		20,000	20,070
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		120,000	126,000
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		90,000	90,450
Nalco Co. sr. sub. notes 8 7/8s, 2013		60,000	61,575
Newmont Mining Corp. notes 5 7/8s, 2035		30,000	29,403
Norske Skog Canada, Ltd. company guaranty Ser. D, 8 5/8s,
2011 (Canada)		50,000	50,250
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		70,000	66,150

Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)		25,000	28,442
Praxair, Inc. notes 6 3/8s, 2012		20,000	21,750

Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014		55,000	53,350
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		65,000	68,900
Stone Container Corp. sr. notes 9 3/4s, 2011		110,000	111,100
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)		30,000	29,328
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)		5,000	4,972
Tembec Industries, Inc. company guaranty 8 1/2s, 2011
(Canada)		8,000	5,220
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013		15,000	15,600
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		55,000	58,988
United States Steel Corp. sr. notes 9 3/4s, 2010		25,000	27,438
Weyerhaeuser Co. debs. 7.95s, 2025		50,000	58,735
Weyerhaeuser Co. debs. 7 3/8s, 2032		35,000	39,593
Weyerhaeuser Co. notes 6 3/4s, 2012		15,000	16,208

			2,173,993

Capital Goods (0.4%)
Allied Waste North America, Inc. company guaranty Ser. B, 8
1/2s, 2008		115,000	119,888
Argo-Tech Corp. sr. notes 9 1/4s, 2011		35,000	37,100
Blount, Inc. sr. sub. notes 8 7/8s, 2012		35,000	37,275
Boeing Capital Corp. sr. notes 6.1s, 2011		5,000	5,311
Boeing Co. (The) debs. 6 7/8s, 2043		35,000	41,867
Bunge Ltd. Finance Corp. notes 5.35s, 2014		45,000	45,223
Case New Holland, Inc. company guaranty 9 1/4s, 2011		50,000	52,875
Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)		125,000	136,875
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		35,000	37,625
Goodman Global Holding Co., Inc. 144A sr. sub. notes 7 7/8s,
2012		30,000	27,150
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		65,000	64,594
L-3 Communications Corp. company guaranty 7 5/8s, 2012		116,000	121,800
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		75,000	75,563
Legrand SA debs. 8 1/2s, 2025 (France)		35,000	42,000
Lockheed Martin Corp. bonds 8 1/2s, 2029		60,000	82,779
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		38,000	42,465
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		20,000	19,600
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		100,000	108,000
Polypore, Inc. notes 8 3/4s, 2012	EUR	50,000	55,453
Raytheon Co. debs. 7s, 2028		$30,000	35,150
Raytheon Co. debs. 6 3/4s, 2018		35,000	39,468
Raytheon Co. notes 8.3s, 2010		50,000	56,730
Raytheon Co. notes 4.85s, 2011		40,000	39,711
Sealed Air Corp. 144A notes 5 5/8s, 2013		45,000	45,124
Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008		75,000	78,375
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		5,000	4,388
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		50,000	44,250
TD Funding Corp. company guaranty 8 3/8s, 2011		30,000	31,425
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		10,000	10,700
Terex Corp. company guaranty 7 3/8s, 2014		68,000	68,680

			1,607,444

Communication Services (0.8%)
Alamosa Delaware, Inc. company guaranty 12s, 2009		47,000	52,053
Alamosa Delaware, Inc. company guaranty 11s, 2010		22,000	24,805
American Cellular Corp. sr. notes Ser. B, 10s, 2011		70,000	76,300
American Towers, Inc. company guaranty 7 1/4s, 2011		55,000	58,438
Ameritech Capital Funding company guaranty 6 1/4s, 2009		95,000	98,897
AT&T Corp. sr. notes 9 3/4s, 2031		150,000	189,938
AT&T Wireless Services, Inc. notes 8 1/8s, 2012		10,000	11,727
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		110,000	148,478
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		35,000	39,847
Bellsouth Capital Funding notes 7 3/4s, 2010		15,000	16,713
Centennial Cellular Operating Co., LLC company guaranty 10
1/8s, 2013		30,000	33,750
Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s,
2008		22,000	22,605
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		95,000	100,938
Citizens Communications Co. notes 9 1/4s, 2011		105,000	115,238
Citizens Communications Co. sr. notes 6 1/4s, 2013		35,000	33,600
Deutsche Telekom International Finance BV company guaranty
8 3/4s, 2030 (Germany)		65,000	83,916
Dobson Communications Corp. sr. notes 8 7/8s, 2013		75,000	75,375
France Telecom notes 7 3/4s, 2011 (France)		75,000	85,160
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United
Kingdom)		49,000	50,470
Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)		60,000	61,200
iPCS, Inc. sr. notes 11 1/2s, 2012		45,000	51,975
Level 3 Financing, Inc. company guaranty 10 3/4s, 2011		35,000	29,269
Nextel Communications, Inc. sr. notes Ser. F, 5.95s, 2014		155,000	158,668
Nextel Partners, Inc. sr. notes 12 1/2s, 2009		96,000	103,200
PanAmSat Corp. company guaranty 9s, 2014		50,000	52,750
Qwest Corp. notes 8 7/8s, 2012		150,000	163,875
Qwest Corp. 144A sr. notes 7 5/8s, 2015		35,000	35,744
Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011
(Canada)		70,000	80,500
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		70,000	70,700
SBA Communications Corp. sr. notes 8 1/2s, 2012		20,000	21,750
SBA Telecommunications, Inc./SBA Communications Corp. sr.
disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011
(STP)		39,000	35,393
Sprint Capital Corp. company guaranty 7 5/8s, 2011		35,000	39,165
Sprint Capital Corp. company guaranty 6.9s, 2019		60,000	67,173
Sprint Capital Corp. company guaranty 6 7/8s, 2028		210,000	231,982
Sprint Capital Corp. notes 8 3/8s, 2012		10,000	11,768
Syniverse Technologies, Inc. 144A sr. sub. notes 7 3/4s, 2013		20,000	20,150
Telecom Italia Capital notes 5 1/4s, 2015 (Luxembourg)		50,000	49,282
Telecom Italia Capital SA company guaranty 6 3/8s, 2033
(Luxembourg)		20,000	20,572
Telecom Italia Capital SA company guaranty 5 1/4s, 2013
(Luxembourg)		55,000	54,610
Telecom Italia Capital SA 144A company guaranty 4s, 2010
(Luxembourg)		55,000	52,951
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)		25,000	33,352
U S West, Inc. debs. 7 1/4s, 2025		25,000	23,313
UbiquiTel Operating Co. sr. notes 9 7/8s, 2011		55,000	61,050

Verizon New England, Inc. sr. notes 6 1/2s, 2011	20,000	21,285
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	52,462
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	90,000	110,243

		3,032,630

Conglomerates (--%)
Tyco International Group SA company guaranty 7s, 2028
(Luxembourg)	50,000	57,791
Tyco International Group SA company guaranty 6 3/4s, 2011
(Luxembourg)	40,000	43,204

		100,995

Consumer Cyclicals (1.3%)
Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009	20,000	21,375
ArvinMeritor, Inc. notes 8 3/4s, 2012	45,000	44,100
Associated Materials, Inc. company guaranty 9 3/4s, 2012	20,000	19,350
Autonation, Inc. company guaranty 9s, 2008	62,000	66,960
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011	37,000	38,943
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	75,000	78,844
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	81,690	86,694
Cendant Corp. notes 6 1/4s, 2010	115,000	118,812
Cendant Corp. sr. notes 7 3/8s, 2013	35,000	38,192
Coinmach Corp. sr. notes 9s, 2010	57,000	58,140
Corrections Corporation of America sr. notes 7 1/2s, 2011	75,000	77,344
D.R. Horton, Inc. company guaranty 8s, 2009	10,000	10,724
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	165,000	161,220
DaimlerChrysler NA Holding Corp. company guaranty 8s, 2010	160,000	177,168
DaimlerChrysler NA Holding Corp. company guaranty 7.2s,
2009	55,000	58,676
DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s,
2013	5,000	5,294
Dana Corp. notes 9s, 2011	55,000	56,650
Dana Corp. notes 6 1/2s, 2009	15,000	13,690
Delco Remy International, Inc. company guaranty 11s, 2009	55,000	36,025
Delphi Corp. notes 6.55s, 2006	35,000	25,725
Delphi Corp. notes 6 1/2s, 2013	40,000	26,800
Dex Media, Inc. notes 8s, 2013	110,000	113,025
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012	8,000	7,120
Ford Motor Co. notes 7.45s, 2031	75,000	58,500
Ford Motor Credit Corp. bonds 7 3/8s, 2011	80,000	76,520
Ford Motor Credit Corp. notes 7 7/8s, 2010	300,000	291,933
Ford Motor Credit Corp. notes 7 3/4s, 2007	105,000	106,272
Ford Motor Credit Corp. notes 7 3/8s, 2009	10,000	9,659
General Motors Acceptance Corp. bonds 8s, 2031	155,000	135,341
General Motors Acceptance Corp. FRN 5.09s, 2007	85,000	82,656
General Motors Acceptance Corp. FRN Ser. MTN, 4.67s, 2007	85,000	83,216
General Motors Acceptance Corp. FRN Ser. MTN, 5.04s, 2007	55,000	54,054
General Motors Acceptance Corp. notes 6 7/8s, 2011	125,000	113,702
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	68,000	65,790
Goodyear Tire & Rubber Co. (The) 144A sr. notes 9s, 2015	40,000	39,400
GSC Holdings Corp. 144A company guaranty 8s, 2012	40,000	39,800
GTECH Holdings Corp. notes 4 3/4s, 2010	35,000	31,984
Harrah's Operating Co., Inc. 144A bonds 5 3/4s, 2017	30,000	29,365
Hilton Hotels Corp. notes 8 1/4s, 2011	65,000	73,677
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	100,000	101,375
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	85,000	90,100
JC Penney Co., Inc. debs. 7 1/8s, 2023	35,000	38,500
JC Penney Co., Inc. notes 9s, 2012	20,000	23,450
JC Penney Co., Inc. notes 8s, 2010	75,000	81,938
Jostens IH Corp. company guaranty 7 5/8s, 2012	60,000	60,600
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014	60,000	57,738
KB Home company guaranty 5 7/8s, 2015	20,000	18,927
KB Home sr. notes 5 3/4s, 2014	20,000	18,949
Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	57,475
Levi Strauss & Co. sr. notes 12 1/4s, 2012	65,000	71,825
Levi Strauss & Co. sr. notes 9 3/4s, 2015	15,000	15,300
May Department Stores Co. (The) notes 5 3/4s, 2014	15,000	15,226
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	65,000	68,900
Meritage Homes Corp. company guaranty 6 1/4s, 2015	60,000	54,900
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	96,544
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s, 2009	30,000	30,000
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	40,000	35,400
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015	70,000	70,175
Owens Corning notes 7 1/2s, 2006 (In default) (NON)	45,000	36,000
Park Place Entertainment Corp. sr. notes 7s, 2013	55,000	59,651
Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007	90,000	94,950
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010	55,000	58,025
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012	50,000	50,000
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	60,000	62,850
PRIMEDIA, Inc. sr. notes 8s, 2013	15,000	15,113
R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s,
2010	100,000	107,250
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	45,000	47,813
Scientific Games Corp. company guaranty 6 1/4s, 2012	50,000	49,750
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	60,000	60,300
Standard Pacific Corp. sr. notes 7s, 2015	80,000	76,400
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7
7/8s, 2012	90,000	98,100
Station Casinos, Inc. sr. notes 6s, 2012	90,000	89,888
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012	35,000	36,838
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013	85,000	94,988
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s,
2014	60,000	55,200
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	90,000	86,850
TRW Automotive Inc. sr. notes 9 3/8s, 2013	36,000	39,060
TRW Automotive Inc. sr. sub. notes 11s, 2013	5,000	5,638
United Auto Group, Inc. company guaranty 9 5/8s, 2012	55,000	57,200
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	75,000	73,875
WCI Communities, Inc. company guaranty 10 5/8s, 2011	70,000	74,725
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge.
6 5/8s, 2014	85,000	81,281
		5,151,807

Consumer Staples (0.9%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In
default) (NON)	55,000	40,975
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	55,000
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	80,000	70,400
Archer Daniels Midland Co. notes 5 3/8s, 2035	60,000	58,134
CCH I LLC 144A secd. notes 11s, 2015	99,000	96,525
Charter Communications Holdings, LLC/Capital Corp. sr. notes
11 1/8s, 2011	85,000	65,450
Church & Dwight Co., Inc. company guaranty 6s, 2012	40,000	39,000
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s,
3/15/07), 2014 (STP)	115,000	80,500
Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013	25,000	24,737
Comcast Corp. company guaranty 5 1/2s, 2011	130,000	132,478
Comcast Corp. company guaranty 4.95s, 2016	95,000	90,973
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008	65,000	68,250
Cox Communications, Inc. notes 7 3/4s, 2010	45,000	49,796
Cox Communications, Inc. notes 6 3/4s, 2011	35,000	37,358
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	35,000	38,714
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	125,000	125,938
CVS Corp. 144A pass-through certificates 6.117s, 2013	44,791	46,851
Dean Foods Co. sr. notes 8.15s, 2007	55,000	57,338
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015	70,000	70,350
Delhaize America, Inc. company guaranty 8 1/8s, 2011	145,000	157,153
Diageo PLC company guaranty 8s, 2022	40,000	50,944
DirecTV Holdings, LLC 144A sr. notes 6 3/8s, 2015	85,000	84,363
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	43,890
Echostar DBS Corp. sr. notes 6 3/8s, 2011	135,000	133,819
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	35,000	35,613
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010	65,000	59,475
Insight Midwest LP/Insight Capital, Inc. sr. notes 10 1/2s, 2010	50,000	52,500
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	60,000	59,700
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	25,000	26,546
Kraft Foods, Inc. notes 5 5/8s, 2011	225,000	232,474
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	47,880
LIN Television Corp. 144A sr. sub. notes 6 1/2s, 2013	10,000	9,500
Miller Brewing Co. 144A notes 5 1/2s, 2013	60,000	60,805
News America Holdings, Inc. debs. 7 3/4s, 2045	10,000	11,742
News America, Inc. debs. 7 1/4s, 2018	55,000	62,425
Paxson Communications Corp. company guaranty zero %, 2009	55,000	53,350
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013	65,000	61,425
Playtex Products, Inc. company guaranty 9 3/8s, 2011	75,000	78,281
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	45,000	46,125
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)	60,000	65,625
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012	70,000	74,638
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	70,000	66,500
Rite Aid Corp. sr. notes 9 1/4s, 2013	80,000	76,400
Sbarro, Inc. company guaranty 11s, 2009	55,000	54,725
Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011	85,000	89,250
Sirius Satellite Radio, Inc. 144A sr. notes 9 5/8s, 2013	40,000	38,400
Six Flags, Inc. sr. notes 8 7/8s, 2010	35,000	34,650
Supervalu, Inc. notes 7 7/8s, 2009	35,000	38,025
TCI Communications, Inc. debs. 9.8s, 2012	20,000	24,597
TCI Communications, Inc. debs. 8 3/4s, 2015	35,000	43,459
TCI Communications, Inc. debs. 7 7/8s, 2013	15,000	17,343
Time Warner, Inc. debs. 9.15s, 2023	50,000	64,580
Time Warner, Inc. debs. 9 1/8s, 2013	190,000	231,999
Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013	15,000	17,678
United Rentals (North America), Inc. company guaranty 6 1/2s,
2012	30,000	28,950
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	8,000	7,720
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010	60,000	62,250
Young Broadcasting, Inc. company guaranty 10s, 2011	55,000	51,975

		3,705,541

Energy (0.4%)
Amerada Hess Corp. bonds 7 7/8s, 2029	35,000	42,928
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	115,000	117,300
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	35,000	37,975
Buckeye Partners LP notes 5.3s, 2014	30,000	29,893
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	117,150
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	40,300
Dresser, Inc. company guaranty 9 3/8s, 2011	55,000	58,300
Enbridge Energy Partners LP sr. notes 5.35s, 2014	25,000	24,858
Encore Acquisition Co. 144A sr. sub. notes 6s, 2015	89,000	86,775
Forest Oil Corp. company guaranty 7 3/4s, 2014	35,000	37,188
Forest Oil Corp. sr. notes 8s, 2011	60,000	66,300
Grant Prideco Escrow, Inc. 144A sr. unsecd. notes 6 1/8s, 2015	15,000	15,150
Hanover Compressor Co. sr. notes 9s, 2014	65,000	72,231
Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014	60,000	57,300
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	51,810
Key Energy Services, Inc. sr. notes 6 3/8s, 2013	50,000	49,750
Massey Energy Co. sr. notes 6 5/8s, 2010	60,000	61,200
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	50,000	50,556
Newfield Exploration Co. sr. notes 7 5/8s, 2011	63,000	68,828
Occidental Petroleum Corp. debs. 10 1/8s, 2009	85,000	102,089
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	50,000	49,250
Peabody Energy Corp. sr. notes 5 7/8s, 2016	90,000	89,325
Petroleum Geo-Services notes 10s, 2010 (Norway)	70,000	78,400
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	90,000	97,200
Pogo Producing Co. 144A sr. sub. notes 6 7/8s, 2017	40,000	40,550
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	5,000	5,350
Pride International, Inc. sr. notes 7 3/8s, 2014	60,000	65,175
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s,
2013	45,000	36,675
Sunoco, Inc. notes 4 7/8s, 2014	30,000	29,346
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	35,000	42,245
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	65,000	69,550
Whiting Petroleum Corp. 144A sr. sub. notes 7s, 2014	30,000	30,375
		1,821,322

Financial (2.0%)
Allfirst Financial Inc. sub. notes 7.2s, 2007	45,000	46,787
American General Corp. notes 7 1/2s, 2010	80,000	88,583
Associates First Capital Corp. debs. 6.95s, 2018	30,000	35,025
AXA Financial, Inc. sr. notes 7 3/4s, 2010	60,000	67,113
Bank of America Corp. notes 4 3/4s, 2015	20,000	19,561
Bank of America Corp. sub. notes 7.4s, 2011	330,000	368,532
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013	25,000	24,182
Bank One Corp. sub. debs. 7 5/8s, 2026	20,000	24,510
Bank One Corp. sub. notes 5 1/4s, 2013	10,000	10,082
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	50,000	49,250
Block Financial Corp. notes 5 1/8s, 2014	35,000	33,962
Bosphorus Financial Services, Ltd. 144A sec. FRN 5.59s, 2012
(Cayman Islands)	100,000	97,012
Capital One Bank notes 6 1/2s, 2013	30,000	32,182
CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)	30,000	29,373
CIT Group, Inc. sr. notes 5s, 2015	10,000	9,852
CIT Group, Inc. sr. notes 5s, 2014	200,000	197,911
Citigroup, Inc. sub. notes 6s, 2033	300,000	312,945
Citigroup, Inc. sub. notes 5s, 2014	20,000	19,892
Colonial Properties Trust notes 6 1/4s, 2014 (R)	30,000	31,052
Countrywide Capital III company guaranty Ser. B, 8.05s, 2027	45,000	54,241
Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015	40,000	39,221
Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)	25,000	24,355
E*Trade Finance Corp. sr. notes 8s, 2011	55,000	56,788
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	90,000	85,905
ERP Operating LP notes 6.584s, 2015	30,000	32,809
Executive Risk Capital Trust company guaranty Ser. B, 8.675s,
2027	90,000	97,588
Finova Group, Inc. notes 7 1/2s, 2009	72,500	28,275
Fleet Capital Trust V bank guaranty FRN 4.886s, 2028	50,000	50,051
Fund American Cos. Inc. notes 5 7/8s, 2013	65,000	64,708
General Electric Capital Corp. notes Ser. A, 6s, 2012	225,000	239,496
Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015	80,000	79,752
Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013	75,000	73,477
Greenpoint Capital Trust I company guaranty 9.1s, 2027	30,000	32,845
Hartford Financial Services Group, Inc. (The) sr. notes 7.9s,
2010	65,000	72,989
Heritage Property Investment Trust company guaranty 5 1/8s,
2014 (R)	35,000	34,212
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	85,000	91,046
Household Finance Corp. notes 8s, 2010	30,000	33,851
Household Finance Corp. notes 7s, 2012	150,000	166,002
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	25,000	25,449
HRPT Properties Trust notes 6 1/4s, 2016 (R)	25,000	26,242
HSBC Capital Funding LP 144A bank guaranty FRB 9.547s,
2049 (Jersey)	105,000	124,539
HSBC Capital Funding LP 144A bank guaranty FRB 4.61s, 2013
(Jersey)	80,000	76,531
HSBC Finance Corp. notes 5 1/4s, 2015	45,000	45,211
International Lease Finance Corp. FRN Ser. MTNP, 4.54s, 2010	110,000	110,420
International Lease Finance Corp. notes 4 3/4s, 2012	20,000	19,630
International Lease Finance Corp. unsecd. notes 4 7/8s, 2010	45,000	44,780
iStar Financial, Inc. sr. notes 6s, 2010 (R)	65,000	66,753
John Hancock Global Funding II 144A notes 7.9s, 2010	25,000	28,393
JP Morgan & Co. Inc sub. notes 6 1/4s, 2005	1,919,000	1,926,632
JPMorgan Chase & Co. sub. notes 6 5/8s, 2012	90,000	97,772
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	25,000	24,937
JPMorgan Chase Capital XV notes 5 7/8s, 2035	130,000	127,251
Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)	25,000	24,967
Lehman Brothers E-Capital Trust I 144A FRN 4.59s, 2065	50,000	50,102
Lehman Brothers Holdings, Inc. notes Ser. G, 4.8s, 2014	50,000	49,120
Liberty Mutual Group 144A notes 6 1/2s, 2035	75,000	69,557
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	101,672
Loews Corp. notes 5 1/4s, 2016	25,000	24,333
MetLife, Inc. notes 5.7s, 2035	35,000	34,793
MetLife, Inc. notes 5s, 2015	65,000	64,162
Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011	40,000	43,514
National City Bank sub. notes Ser. BKNT, 6 1/4s, 2011	60,000	63,879
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	25,474
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	56,377
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	25,000	24,698
Nuveen Investments, Inc. sr. notes 5s, 2010	25,000	24,751
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	30,000	33,735
PNC Bank NA notes 4 7/8s, 2017	50,000	48,765
Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013	85,000	86,668
Protective Life Corp. notes 4.3s, 2013	40,000	38,201
Prudential Insurance Co. 144A notes 8.3s, 2025	110,000	142,229
Rabobank Capital Funding Trust 144A sub. notes FRN 5.254s,
2049	100,000	99,632
Rouse Co. (The) notes 7.2s, 2012 (R)	50,000	52,789
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s, 2049
(United Kingdom)	105,000	122,074
Simon Property Group LP notes 5 5/8s, 2014 (R)	35,000	35,840
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	35,000	34,751
State Street Capital Trust II notes FRN 4.29s, 2008	85,000	85,063
Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)	60,000	58,222
Transamerica Capital III company guaranty 7 5/8s, 2037	50,000	58,538
UBS AG/Jersey Branch FRN 6.89s, 2008 (Jersey)	135,000	140,231
UBS Preferred Funding Trust I company guaranty 8.622s, 2049	60,000	69,508
Wachovia Corp. sub. notes 5 1/4s, 2014	70,000	70,982
Washington Mutual Capital Trust I sr. notes 5s, 2012	240,000	238,700
Western Financial Bank sub. debs. 9 5/8s, 2012	55,000	63,250
Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049
(Australia)	60,000	61,848

		7,798,382

Health Care (0.4%)
Alderwoods Group, Inc. company guaranty 7 3/4s, 2012	55,000	57,750
American Home Products Corp. notes 6.95s, 2011	120,000	131,818
Bayer Corp. 144A FRB 6.2s, 2008	45,000	46,316
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012	60,000	60,150
DaVita, Inc. company guaranty 6 5/8s, 2013	105,000	106,313

Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s,
2011 (Ireland)	40,000	35,200
HCA, Inc. sr. notes 7 7/8s, 2011	132,000	141,481
HCA, Inc. sr. notes 6.95s, 2012	25,000	25,716
Healthsouth Corp. notes 7 5/8s, 2012	49,000	45,693
Hospira, Inc. notes 5.9s, 2014	20,000	20,826
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12
1/4s, 8/15/08), 2012 (STP)	75,000	47,625
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	70,000	68,950
PacifiCare Health Systems, Inc. company guaranty 10 3/4s,
2009	78,000	84,435
Psychiatric Solutions, Inc. 144A sr. sub. notes 7 3/4s, 2015	40,000	41,300
Service Corp. International notes 6s, 2005	7,000	7,000
Service Corp. International 144A sr. notes 6 3/4s, 2016	80,000	80,400
Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013	60,000	57,000
Tenet Healthcare Corp. sr. notes 6 1/2s, 2012	70,000	65,275
Tenet Healthcare Corp. 144A sr. notes 9 1/4s, 2015	55,000	55,550
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	100,000	101,250
US Oncology, Inc. company guaranty 9s, 2012	35,000	37,800
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014	35,000	37,275
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)	50,000	56,750
WellPoint, Inc. notes 5s, 2014	25,000	24,871
WellPoint, Inc. notes 4 1/4s, 2009	25,000	24,454

		1,461,198

Other (0.2%)
Lehman Brothers HY 144A sec. FRN Ser. 05-1, 7.651s, 2015
TRAINS (Targeted Return Index)	631,707	643,552

Technology (0.2%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	90,000	92,250
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	53,000	45,315
Avnet, Inc. notes 6s, 2015	35,000	34,357
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	20,000	20,400
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	40,000	39,900
Computer Associates International, Inc. 144A sr. notes 5 5/8s,
2014	85,000	84,364
Electronic Data Systems Corp. sec. sr. notes Ser. B, 6 1/2s,
2013	75,000	76,828
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	75,000	79,875
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	80,000	81,600
Lucent Technologies, Inc. debs. 6.45s, 2029	55,000	48,125
Motorola, Inc. notes 7 5/8s, 2010	3,000	3,418
Motorola, Inc. notes 4.608s, 2007	40,000	39,954
Seagate Technology Hdd Holdings company guaranty 8s, 2009
(Cayman Islands)	65,000	69,306
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015	40,000	40,500
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s,
2013	24,000	24,870
UGS Corp. company guaranty 10s, 2012	50,000	54,750
Unisys Corp. sr. notes 8s, 2012	20,000	19,650
Xerox Corp. sr. notes 6 7/8s, 2011	110,000	114,950

		970,412

Transportation (0.1%)
Continental Airlines, Inc. pass-through certificates Ser. 97-4A,
6.9s, 2018	16,059	15,738
Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	86,230	83,428
CSX Corp. notes 6 3/4s, 2011	45,000	48,760
Kansas City Southern Railway Co. company guaranty 9 1/2s,
2008	55,000	60,225
Norfolk Southern Corp. sr. notes 6 3/4s, 2011	30,000	32,690
United AirLines, Inc. debs. 9 1/8s, 2012 (In default) (NON)	190,000	28,025

		268,866

Utilities & Power (0.8%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	40,000	40,831
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	115,000	125,925
Allegheny Energy Supply 144A bonds 8 1/4s, 2012	70,000	78,750
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	24,656
Atmos Energy Corp. notes 4.95s, 2014	40,000	39,039
Beaver Valley II Funding debs. 9s, 2017	40,000	47,514
Boardwalk Pipelines LLC notes 5 1/2s, 2017	15,000	14,902
Calpine Corp. 144A sec. notes 8 1/2s, 2010	150,000	107,250
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	50,000	56,157
Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D,
7.88s, 2017	25,000	30,626
CMS Energy Corp. sr. notes 7 1/2s, 2009	100,000	104,750
Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015	10,000	9,699
Consolidated Natural Gas Co. sr. notes 5s, 2014	45,000	44,354
Consumers Energy Co. 1st mtge. 5.65s, 2020	35,000	35,492
Consumers Energy Co. 1st mtge. 5s, 2012	55,000	54,719
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	30,000	30,327
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	40,000	40,252
DPL, Inc. sr. notes 6 7/8s, 2011	54,000	58,185
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	70,000	78,050
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s,
2016	40,000	39,650
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	135,000	135,338
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008	25,000	24,005
Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6
3/4s, 2014	65,000	62,075
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	5,000	5,324
FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031	35,000	41,050
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	26,522
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	20,000	21,200
Kansas Gas & Electric 144A bonds 5.647s, 2021	15,000	14,845
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	35,000	37,656
MidAmerican Energy Holdings Co. sr. notes 5 7/8s, 2012	60,000	62,604
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	120,000	133,650
Monongahela Power Co. 1st mtge. 5s, 2006	80,000	80,164
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	30,081
Nevada Power Co. 2nd mtge. 9s, 2013	49,000	54,421
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s, 2015	25,000	24,641
NiSource Finance Corp. company guaranty 5.45s, 2020	60,000	58,691
NiSource Finance Corp. company guaranty 5 1/4s, 2017	5,000	4,887

NRG Energy, Inc. company guaranty 8s, 2013	91,537	97,486
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	45,000	53,121
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	60,000	64,300
Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014	30,000	29,374
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	45,000	46,378
Pepco Holdings, Inc. notes 5 1/2s, 2007	40,000	40,501
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	89,492	91,581
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s,
2007	30,000	31,724
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	48,488
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009	45,000	48,116
Public Service Co. of New Mexico sr. notes 4.4s, 2008	25,000	24,639
Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008	40,000	41,477
Sierra Pacific Resources sr. notes 8 5/8s, 2014	35,000	38,579
Southern California Edison Co. 1st mtge. 5s, 2016	35,000	34,836
Southern California Edison Co. 1st mtge. 5s, 2014	25,000	25,018
Tampa Electric Co. notes 6 7/8s, 2012	30,000	33,114
Teco Energy, Inc. notes 7.2s, 2011	85,000	90,100
Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015	5,000	5,238
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	10,000	10,777
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes
6 7/8s, 2014	90,000	91,575
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011
(Canada)	95,000	99,988
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	34,014
Williams Cos, Inc. 144A notes 6 3/8s, 2010	10,000	10,100
Williams Cos., Inc. (The) notes 7 5/8s, 2019	110,000	119,075
York Power Funding 144A notes 12s, 2007 (Cayman Islands)
(In default) (NON) (F)	30,121	2,512

		3,090,393

Total corporate bonds and notes (cost $31,831,155)		$31,826,535

COLLATERALIZED MORTGAGE OBLIGATIONS (7.1%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	$51,000	$51,858
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.291s, 2029	61,000	65,527
Ser. 96-D3, Class A1C, 7.4s, 2026	443,099	454,826
Banc of America Commercial Mortgage, Inc. 144A Ser. 05-4,
Class XC, Interest Only (IO), 3.84s, 2045	3,865,000	28,988
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.89s, 2014	103,000	103,013
FRB Ser. 05-ESHA, Class K, 5.68s, 2020	100,000	100,000
FRB Ser. 05-BOCA, Class L, 5.468s, 2016	100,000	100,235
FRB Ser. 05-ESHA, Class G, 4.76s, 2020	100,000	100,000
Ser. 03-BBA2, Class X1A, IO, 0.646s, 2015	2,679,394	7,173
Banc of America Structured Security Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	129,000	130,819
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 4.13s, 2035	95,088	94,974
Ser. 05-1A, IO, 0.775s, 2035	399,337	31,760
Ser. 04-3, IO, 0.775s, 2035	339,574	25,932
Ser. 04-2, IO, 0.72s, 2034	589,531	46,771
Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class
A2, 7.319s, 2032	27,000	29,591
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	234,277
Ser. 98-1, Class G, 6.56s, 2030	56,000	59,336
Ser. 98-1, Class H, 6.34s, 2030	85,000	73,557
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3, Class
XC, IO, 0.061s, 2043	5,450,418	57,698
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, Class A3, 6.57s, 2030	186,000	190,160
Ser. 97-ML1, Class A2, 6.53s, 2030	50,098	50,474
Ser. 97-ML1, IO, 0.918s, 2017	2,710,730	50,403
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	102,232
Ser. 98-C2, Class F, 5.44s, 2030	34,000	34,008
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 4.272s, 2034	74,000	74,947
Ser. 05-C6, Class XC, IO, 3.98s, 2044	5,691,000	38,699
Ser. 05-LP5, Class XC, IO, 0.047s, 2043	2,916,757	30,918
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D, 5.612s,
2035	133,000	130,761
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F,
7.46s, 2035	59,000	63,044
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.768s, 2014	55,000	54,746
FRB Ser. 00-FL1A, Class D, 5.518s, 2009	38,267	38,076
FRB Ser. 04-TF2A, Class J, 4.718s, 2016	50,000	50,000
FRB Ser. 05-TF2A, Class J, 4.668s, 2020	95,000	95,000
FRB Ser. 04-TF2A, Class H, 4.468s, 2019	50,000	50,000
Ser. 01-CK1, Class AY, IO, 0.905s, 2035	3,159,000	108,720
Ser. 03-C3, Class AX, IO, 0.37s, 2038	1,595,464	67,967
Ser. 05-C2, Class AX, IO, 0.076s, 2037	3,851,876	60,621
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class
X, IO, 1.056s, 2031	2,594,969	54,028
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	107,000	118,384
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	132,356
DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3,
6.1s, 2032	100,000	102,044
Fannie Mae
IFB Ser. 05-37, Class SU, 13.88s, 2035	191,540	221,771
IFB Ser. 04-10, Class QC, 13.28s, 2031	118,062	130,116
IFB Ser. 05-57, Class CD, 10.763s, 2035	98,946	107,140
IFB Ser. 05-74, Class CP, 10.707s, 2035	99,055	108,155
IFB Ser. 02-36, Class SJ, 10.55s, 2029	5,172	5,311
IFB Ser. 05-45, Class DA, 10.377s, 2035	232,333	251,496
IFB Ser. 05-74, Class DM, 10.34s, 2035	203,157	218,588
IFB Ser. 05-45, Class DC, 10.267s, 2035	96,805	104,365
Ser. 04-T3, Class PT1, 9.879s, 2044	78,649	85,789
IFB Ser. 05-74, Class SK, 9.598s, 2035	165,421	177,449
Ser. 02-T12, Class A4, 9 1/2s, 2042	16,807	18,054
Ser. 02-T4, Class A4, 9 1/2s, 2041	65,412	70,152
Ser. 02-T6, Class A3, 9 1/2s, 2041	35,065	37,540

IFB Ser. 05-74, Class CS, 9.488s, 2035	101,036	107,698
Ser. 03-W6, Class PT1, 9.37s, 2042	51,715	55,679
IFB Ser. 05-57, Class DC, 9.328s, 2034	137,902	147,256
IFB Ser. 04-79, Class SA, 9.295s, 2032	226,541	233,358
IFB Ser. 05-45, Class PC, 8.76s, 2034	105,641	111,459
IFB Ser. 03-87, Class SP, 8.168s, 2032	101,616	98,329
Ser. 00-42, Class B2, 8s, 2030	5,285	5,702
Ser. 00-17, Class PA, 8s, 2030	26,086	28,072
Ser. 00-18, Class PA, 8s, 2030	24,468	26,325
Ser. 00-19, Class PA, 8s, 2030	25,915	27,894
Ser. 00-20, Class PA, 8s, 2030	14,746	15,894
Ser. 00-21, Class PA, 8s, 2030	43,093	46,419
Ser. 00-22, Class PA, 8s, 2030	31,208	33,581
Ser. 97-37, Class PB, 8s, 2027	72,696	78,733
Ser. 97-13, Class TA, 8s, 2027	10,531	11,404
Ser. 97-21, Class PA, 8s, 2027	43,380	46,926
Ser. 97-22, Class PA, 8s, 2027	82,086	88,884
Ser. 97-16, Class PE, 8s, 2027	28,342	30,681
Ser. 97-25, Class PB, 8s, 2027	27,004	29,216
Ser. 95-12, Class PD, 8s, 2025	16,859	18,230
Ser. 95-5, Class A, 8s, 2025	20,132	21,817
Ser. 95-5, Class TA, 8s, 2025	4,869	5,292
Ser. 95-6, Class A, 8s, 2025	13,854	15,008
Ser. 95-7, Class A, 8s, 2025	17,378	18,845
Ser. 94-106, Class PA, 8s, 2024	26,519	28,766
Ser. 94-95, Class A, 8s, 2024	40,410	43,858
IFB Ser. 05-73, Class SA, 7.592s, 2035	97,733	97,015
Ser. 02-26, Class A2, 7 1/2s, 2048	113,809	120,334
Ser. 05-W3, Class 1A, 7 1/2s, 2045	444,453	473,124
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	188,538	200,008
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	47,663	50,567
Ser. 04-W14, Class 2A, 7 1/2s, 2044	22,177	23,516
Ser. 04-W8, Class 3A, 7 1/2s, 2044	210,950	223,956
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	65,188	69,178
Ser. 04-W2, Class 5A, 7 1/2s, 2044	298,210	316,578
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	5,621	5,963
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	64,294	68,191
Ser. 03-W4, Class 4A, 7 1/2s, 2042	21,008	22,180
Ser. 02-T18, Class A4, 7 1/2s, 2042	83,450	88,330
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	86,880	91,949
Ser. 02-T16, Class A3, 7 1/2s, 2042	313,043	331,228
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	176,494	186,863
Ser. 02-W6, Class 2A, 7 1/2s, 2042	144,543	152,738
Ser. 02-T12, Class A3, 7 1/2s, 2042	41,087	43,411
Ser. 02-W4, Class A5, 7 1/2s, 2042	222,105	234,822
Ser. 02-W1, Class 2A, 7 1/2s, 2042	250,246	263,254
Ser. 02-14, Class A2, 7 1/2s, 2042	221,530	234,092
Ser. 02-T4, Class A3, 7 1/2s, 2041	165,324	174,382
Ser. 02-T6, Class A2, 7 1/2s, 2041	440,658	464,394
Ser. 01-T12, Class A2, 7 1/2s, 2041	54,952	57,987
Ser. 01-T8, Class A1, 7 1/2s, 2041	497,113	523,568
Ser. 01-T7, Class A1, 7 1/2s, 2041	96,611	101,635
Ser. 01-T3, Class A1, 7 1/2s, 2040	12,076	12,714
Ser. 01-T1, Class A1, 7 1/2s, 2040	24,432	25,781
Ser. 99-T2, Class A1, 7 1/2s, 2039	7,386	7,817
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	73,227	77,343
Ser. 02-T1, Class A3, 7 1/2s, 2031	70,769	74,719
Ser. 02-W7, Class A5, 7 1/2s, 2029	35,719	37,781
Ser. 01-T4, Class A1, 7 1/2s, 2028	18,841	20,017
Ser. 02-W3, Class A5, 7 1/2s, 2028	255,544	270,034
Ser. 02-26, Class A1, 7s, 2048	88,880	92,835
Ser. 04-T3, Class 1A3, 7s, 2044	87,797	91,995
Ser. 03-W3, Class 1A2, 7s, 2042	88,934	92,983
Ser. 02-T16, Class A2, 7s, 2042	89,674	93,729
Ser. 02-14, Class A1, 7s, 2042	35,224	36,778
Ser. 02-T4, Class A2, 7s, 2041	26,784	27,934
Ser. 01-W3, Class A, 7s, 2041	34,426	35,885
Ser. 05-45, Class OX, IO, 7s, 2035	166,400	30,280
Ser. 04-W1, Class 2A2, 7s, 2033	413,203	432,835
Ser. 03-14, Class AI, IO, 7s, 2033	52,370	9,938
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	76,191	12,957
Ser. 318, Class 2, IO, 6s, 2032	31,136	6,229
Ser. 03-31, Class IM, IO, 5 3/4s, 2032	294,709	36,102
Ser. 350, Class 2, IO, 5 1/2s, 2034	1,283,163	273,027
Ser. 338, Class 2, IO, 5 1/2s, 2033	1,323,999	285,614
Ser. 333, Class 2, IO, 5 1/2s, 2033	2,321,784	501,412
Ser. 331, Class 1, IO, 5 1/2s, 2033	300,112	58,051
Ser. 329, Class 2, IO, 5 1/2s, 2033	2,733,584	580,394
Ser. 03-26, Class OI, IO, 5 1/2s, 2032	316,385	47,772
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	166,316	16,736
Ser. 03-14, Class XI, IO, 5 1/4s, 2033	148,382	21,057
Ser. 03-14, Class TI, IO, 5s, 2033	138,288	18,280
Ser. 03-24, Class UI, IO, 5s, 2031	138,317	20,059
Ser. 343, Class 25, IO, 4 1/2s, 2018	249,302	37,370
IFB Ser. 02-89, Class S, IO, 4.37s, 2033	226,833	20,279
IFB Ser. 02-36, Class QH, IO, 4.22s, 2029	11,206	247
IFB Ser. 03-66, Class SA, IO, 3.82s, 2033	236,158	18,155
IFB Ser. 97-44, Class SN, IO, 3.8s, 2023	76,048	7,004
IFB Ser. 02-92, Class SB, IO, 3.52s, 2030	80,504	5,411
IFB Ser. 05-52, Class DC, IO, 3.37s, 2035	175,390	15,489
IFB Ser. 04-24, Class CS, IO, 3.32s, 2034	275,048	25,356
IFB Ser. 03-122, Class SA, IO, 3.27s, 2028	402,960	24,012
IFB Ser. 03-122, Class SJ, IO, 3.27s, 2028	428,883	25,761
IFB Ser. 04-64, Class SW, IO, 3.22s, 2034	680,136	41,446
IFB Ser. 04-65, Class ST, IO, 3.22s, 2034	343,367	20,911
IFB Ser. 04-51, Class S0, IO, 3.22s, 2034	60,190	3,479
IFB Ser. 04-60, Class SW, IO, 3.22s, 2034	517,723	43,359
IFB Ser. 05-65, Class KI, IO, 3.17s, 2035	1,709,367	106,306
IFB Ser. 05-89, Class S, IO, 3.06s, 2035	819,000	43,765
IFB Ser. 05-87, Class SG, IO, 3.03s, 2035	550,000	32,484
IFB Ser. 05-92, Class SC, IO, 2.99s, 2035	550,000	35,406
IFB Ser. 05-42, Class PQ, IO, 2.97s, 2035	99,829	8,034
IFB Ser. 05-42, Class SA, IO, 2.97s, 2035	439,507	30,769
IFB Ser. 05-83, Class SL, IO, 2.95s, 2035	1,150,000	66,207
IFB Ser. 05-73, Class SI, IO, 2.92s, 2035	104,574	7,353
IFB Ser. 05-29, Class SD, IO, 2.92s, 2035	270,092	18,653
IFB Ser. 05-17, Class ES, IO, 2.92s, 2035	204,264	18,384
IFB Ser. 05-17, Class SY, IO, 2.92s, 2035	96,697	8,416
IFB Ser. 05-62, Class FS, IO, 2.92s, 2034	253,524	17,707
IFB Ser. 05-82, Class SW, IO, 2.9s, 2035	453,785	23,895
IFB Ser. 05-82, Class SY, IO, 2.9s, 2035	577,544	30,411

IFB Ser. 05-45, Class EW, IO, 2.89s, 2035	1,222,106	68,898
IFB Ser. 05-45, Class SR, IO, 2.89s, 2035	784,573	43,443
IFB Ser. 05-54, Class SA, IO, 2.87s, 2035	548,579	29,130
IFB Ser. 05-23, Class SG, IO, 2.87s, 2035	334,053	24,741
IFB Ser. 05-29, Class SX, IO, 2.87s, 2035	416,338	27,647
IFB Ser. 05-57, Class CI, IO, 2.87s, 2035	295,465	19,123
IFB Ser. 05-17, Class SA, IO, 2.87s, 2035	303,704	23,632
IFB Ser. 05-17, Class SE, IO, 2.87s, 2035	326,417	24,685
IFB Ser. 05-57, Class DI, IO, 2.87s, 2035	677,356	47,784
IFB Ser. 05-73, Class SD, IO, 2.85s, 2035	258,868	18,242
IFB Ser. 04-38, Class SI, IO, 2.74s, 2033	533,538	27,851
IFB Ser. 04-72, Class SB, IO, 2.67s, 2034	254,048	11,839
IFB Ser. 05-67, Class BS, IO, 2.32s, 2035	293,906	12,767
IFB Ser. 05-87, Class SE, IO, 2.3s, 2035	2,202,000	92,209
IFB Ser. 05-74, Class SE, IO, 2.27s, 2035	1,675,997	64,159
IFB Ser. 05-82, Class SI, IO, 2.27s, 2035	964,707	37,985
Ser. 03-W12, Class 2, IO, 2.223s, 2043	869,022	43,869
IFB Ser. 05-58, Class IK, IO, 2.17s, 2035	207,944	10,332
Ser. 03-W10, Class 1, IO, 1.968s, 2043	1,854,236	79,384
Ser. 03-W10, Class 3, IO, 1.935s, 2043	524,705	22,464
Ser. 03-W8, Class 12, IO, 1.638s, 2042	1,815,238	70,626
Ser. 03-W17, Class 12, IO, 1.155s, 2033	616,828	18,594
Ser. 03-T2, Class 2, IO, 0.905s, 2042	2,531,425	48,007
Ser. 03-W6, Class 51, IO, 0.683s, 2042	601,727	10,658
Ser. 01-T12, Class IO, 0.572s, 2041	580,618	7,182
Ser. 03-W2, Class 1, IO, 0.469s, 2042	4,621,662	45,446
Ser. 01-50, Class B1, IO, 0.465s, 2041	939,948	8,366
Ser. 02-T4, IO, 0.453s, 2041	3,049,841	28,298
Ser. 02-T1, Class IO, IO, 0.426s, 2031	566,004	5,338
Ser. 03-W6, Class 3, IO, 0.365s, 2042	839,055	7,024
Ser. 03-W6, Class 23, IO, 0.351s, 2042	885,440	7,246
Ser. 01-79, Class BI, IO, 0.34s, 2045	2,194,270	15,923
Ser. 03-W8, Class 11, IO, 0.315s, 2042	798,838	145
Ser. 354, Class 1, Principal Only (PO), zero %, 2034	1,001,857	783,376
Ser. 352, Class 1, PO, zero %, 2034	95,003	74,372
Ser. 353, Class 1, PO, zero %, 2034	1,058,048	795,188
FRB Ser. 05-65, Class ER, zero %, 2035	177,915	182,436
FRB Ser. 05-57, Class UL, zero %, 2035	195,760	199,373
FRB Ser. 05-65, Class CU, zero %, 2034	96,739	118,210
Federal Home Loan Mortgage Corp. Structured Pass-Through
Securities
Ser. T-42, Class A6, 9 1/2s, 2042	17,913	19,235
Ser. T-60, Class 1A3, 7 1/2s, 2044	337,496	357,859
Ser. T-59, Class 1A3, 7 1/2s, 2043	176,163	187,155
Ser. T-58, Class 4A, 7 1/2s, 2043	59,267	62,623
Ser. T-57, Class 1A3, 7 1/2s, 2043	238,450	252,891
Ser. T-51, Class 2A, 7 1/2s, 2042	126,697	133,518
Ser. T-42, Class A5, 7 1/2s, 2042	41,885	44,235
Ser. T-41, Class 3A, 7 1/2s, 2032	208,695	219,981
Ser. T-60, Class 1A2, 7s, 2044	312,458	327,093
Ser. T-56, Class A, IO, 0.834s, 2043	704,108	8,361
Ser. T-56, Class 3, IO, 0.353s, 2043	754,682	7,311
Ser. T-56, Class 1, IO, 0.285s, 2043	910,331	6,543
Ser. T-56, Class 2, IO, 0.043s, 2043	858,823	2,147
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s,
2027	198,908	220,850
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.964s, 2033	1,565,757	112,902
First Union-Lehman Brothers Commercial Mortgage Trust II Ser.
97-C2, Class F, 7 1/2s, 2029	131,000	150,731
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2,
Class G, 7s, 2035	165,000	183,495
Freddie Mac
IFB Ser. 2763, Class SC, 13.527s, 2032	235,707	259,191
IFB Ser. 2990, Class SL, 10.677s, 2034	126,858	136,508
IFB Ser. 2976, Class LC, 10.604s, 2035	99,001	106,338
IFB Ser. 2976, Class KL, 10.567s, 2035	141,570	151,261
IFB Ser. 2990, Class DP, 10.457s, 2034	125,623	132,016
IFB Ser. 2990, Class LB, 7.315s, 2034	150,644	145,912
Ser. 2229, Class PD, 7 1/2s, 2030	29,511	31,512
Ser. 2224, Class PD, 7 1/2s, 2030	30,231	32,281
Ser. 2217, Class PD, 7 1/2s, 2030	30,565	32,638
Ser. 2187, Class PH, 7 1/2s, 2029	68,882	73,553
Ser. 1989, Class C, 7 1/2s, 2027	10,043	10,724
Ser. 1990, Class D, 7 1/2s, 2027	27,972	29,869
Ser. 1969, Class PF, 7 1/2s, 2027	24,376	26,029
Ser. 1975, Class E, 7 1/2s, 2027	6,382	6,815
Ser. 1943, Class M, 7 1/2s, 2027	15,072	16,095
Ser. 1932, Class E, 7 1/2s, 2027	20,905	22,322
Ser. 1938, Class E, 7 1/2s, 2027	8,711	9,302
Ser. 1941, Class E, 7 1/2s, 2027	7,121	7,604
Ser. 1924, Class H, 7 1/2s, 2027	23,008	24,568
Ser. 1928, Class D, 7 1/2s, 2027	8,906	9,510
Ser. 1915, Class C, 7 1/2s, 2026	20,248	21,621
Ser. 1923, Class D, 7 1/2s, 2026	24,126	25,762
Ser. 1904, Class D, 7 1/2s, 2026	26,647	28,454
Ser. 1905, Class H, 7 1/2s, 2026	23,306	24,886
Ser. 1890, Class H, 7 1/2s, 2026	22,334	23,849
Ser. 1895, Class C, 7 1/2s, 2026	11,779	12,578
IFB Ser. 2990, Class WP, 7.306s, 2035	99,756	99,086
Ser. 2256, Class UA, 7s, 2030	8,940	9,425
Ser. 2208, Class PG, 7s, 2030	78,303	82,548
Ser. 2211, Class PG, 7s, 2030	44,100	46,491
Ser. 2198, Class PH, 7s, 2029	65,117	68,647
Ser. 2054, Class H, 7s, 2028	164,149	173,049
Ser. 2031, Class PG, 7s, 2028	17,942	18,915
Ser. 2020, Class E, 7s, 2028	90,509	95,416
Ser. 1998, Class PL, 7s, 2027	38,790	40,893
Ser. 1999, Class PG, 7s, 2027	63,155	66,579
Ser. 2004, Class BA, 7s, 2027	37,254	39,274
Ser. 2005, Class C, 7s, 2027	29,296	30,885
Ser. 2005, Class CE, 7s, 2027	32,622	34,391
Ser. 2006, Class H, 7s, 2027	93,367	98,429
Ser. 2006, Class T, 7s, 2027	59,700	62,937
Ser. 1987, Class AP, 7s, 2027	19,430	20,484
Ser. 1987, Class PT, 7s, 2027	30,912	32,588
Ser. 1978, Class PG, 7s, 2027	55,880	58,910
Ser. 1973, Class PJ, 7s, 2027	66,622	70,234
Ser. 1725, Class D, 7s, 2024	12,830	13,526
Ser. 2008, Class G, 7s, 2023	4,845	5,107
Ser. 1750, Class C, 7s, 2023	28,409	29,950
Ser. 1530, Class I, 7s, 2023	30,330	31,974

Ser. 2778, Class TI, IO, 6s, 2033	277,310	44,239
Ser. 224, IO, 6s, 2033	92,054	18,551
Ser. 226, IO, 5 1/2s, 2034	552,586	120,977
Ser. 223, IO, 5 1/2s, 2032	263,198	54,118
Ser. 2581, Class IH, IO, 5 1/2s, 2031	100,000	25,053
Ser. 3045, Class DI, IO, 5s, 2035	2,018,400	105,336
IFB Ser. 2927, Class SI, IO, 4.732s, 2035	251,426	32,631
IFB Ser. 2538, Class SH, IO, 3.782s, 2032	45,042	3,210
IFB Ser. 2828, Class GI, IO, 3.732s, 2034	259,058	30,151
IFB Ser. 2802, Class SM, IO, 3.582s, 2032	96,152	6,521
IFB Ser. 2869, Class SH, IO, 3.532s, 2034	148,699	11,081
IFB Ser. 2869, Class JS, IO, 3.482s, 2034	672,285	49,179
IFB Ser. 2882, Class SL, IO, 3.432s, 2034	136,217	12,298
IFB Ser. 2682, Class TQ, IO, 3.282s, 2033	127,798	7,706
IFB Ser. 2815, Class PT, IO, 3.282s, 2032	262,712	21,501
IFB Ser. 3031, Class BI, IO, 3.1s, 2035	121,000	10,053
IFB Ser. 3033, Class SF, IO, 3.097s, 2012	188,000	12,455
IFB Ser. 2922, Class SE, IO, 2.982s, 2035	428,973	22,907
IFB Ser. 2981, Class AS, IO, 2.952s, 2035	386,928	20,314
IFB Ser. 2981, Class BS, IO, 2.952s, 2035	213,450	11,078
IFB Ser. 2924, Class SA, IO, 2.932s, 2035	614,725	31,289
IFB Ser. 2927, Class ES, IO, 2.932s, 2035	202,842	13,602
IFB Ser. 2950, Class SM, IO, 2.932s, 2016	277,703	20,220
IFB Ser. 2986, Class WS, IO, 2.882s, 2035	164,312	6,521
IFB Ser. 2962, Class BS, IO, 2.882s, 2035	798,319	49,385
IFB Ser. 2990, Class LI, IO, 2.862s, 2034	230,803	16,472
IFB Ser. 2988, Class AS, IO, 2.432s, 2035	90,536	3,441
IFB Ser. 2937, Class SY, IO, 2.332s, 2035	138,605	5,198
IFB Ser. 2957, Class SW, IO, 2.232s, 2035	803,269	28,867
Ser. 3045, Class DO, PO, zero %, 2035	154,300	122,765
FRB Ser. 3003, Class XF, zero %, 2035	116,137	120,002
FRB Ser. 2958, Class FL, zero %, 2035	89,506	86,591
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 3.87s, 2045	10,707,000	57,818
Ser. 05-C2, Class XC, IO, 0.053s, 2043	4,662,111	40,224
General Growth Properties-Mall Properties Trust FRB Ser. 01-
C1A, Class D3, 6.018s, 2014	34,209	34,241
GMAC Commercial Mortgage Securities, Inc.
Ser. 05-C1, Class X1, IO, 9.6s, 2043	4,829,000	88,371
Ser. 99-C3, Class F, 8.032s, 2036	44,000	46,565
Ser. 03-C2, Class A2, 5.45s, 2040	277,000	285,305
Ser. 04-C2, Class A4, 5.301s, 2038	64,000	65,089
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	62,759
FRB Ser. 02-FL1A, Class D, 6.49s, 2014	18,116	18,116
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 8.383s, 2034	166,140	172,003
Ser. 05-13, Class PI, IO, 5 1/2s, 2033	199,733	31,970
Ser. 05-13, Class MI, IO, 5 1/2s, 2032	178,706	26,556
IFB Ser. 04-86, Class SW, IO, 2.954s, 2034	344,697	21,044
IFB Ser. 05-68, Class SI, IO, 2.66s, 2035	1,016,000	60,215
IFB Ser. 05-51, Class SJ, IO, 2.404s, 2035	308,990	16,125
IFB Ser. 05-28, Class SA, IO, 2.404s, 2035	814,395	34,230
IFB Ser. 05-68, Class S, IO, 2.404s, 2029	613,000	32,198
IFB Ser. 04-11, Class SA, IO, 1.704s, 2034	306,290	10,208
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.018s, 2015	26,000	26,146
Ser. 05-GG4, Class XC, IO, 0.113s, 2039	4,954,079	98,269
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	29,745	32,147
Ser. 05-RP3, Class 1A3, 8s, 2035	87,672	93,739
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	72,096	76,134
JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 05-CB12, Class X1, IO, 0.059s, 2037	3,488,585	38,095
JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 05-LDP2, Class X1, IO, 0.051s, 2042	7,204,091	113,176
Ser. 05-LDP4, Class X1, IO, 0.042s, 2042	5,174,000	48,518
Ser. 05-LDP3, Class X1, IO, 0.04s, 2042	6,366,000	48,509
Ser. 05-LDP1, Class X1, IO, 0.037s, 2046	1,789,478	16,922
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	36,212
Ser. 99-C1, Class G, 6.41s, 2031	37,135	35,374
Ser. 98-C4, Class H, 5.6s, 2035	50,000	47,178
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.163s, 2040	2,709,882	59,208
Ser. 05-C2, Class XCL, IO, 0.11s, 2040	2,669,662	29,845
Ser. 05-C5, Class XCL, IO, 0.094s, 2020	3,250,018	47,887
Lehman Brothers Floating Rate Commercial Mortgage Trust
144A
FRB Ser. 03-LLFA, Class L, 7 1/2s, 2014	83,000	82,142
FRB Ser. 04-LLFA, Class H, 4.718s, 2017	52,000	52,198
FRB Ser. 05-LLFA, 4.568s, 2018	20,000	20,000
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3, Class E,
7.135s, 2030	31,000	33,783
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC, IO,
4.92s, 2043	3,307,208	44,755
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C2, Class
X, IO, 6.408s, 2040	121,904	45,562
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.7s, 2043	1,000,000	77,323
Ser. 05-HQ6, Class X1, IO, 0.054s, 2042	4,171,000	42,362
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	28,000	29,223
Ser. 04-RR, Class F5, 6s, 2039	100,000	85,912
Ser. 04-RR, Class F6, 6s, 2039	100,000	82,755
Ser. 05-HQ5, Class X1, IO, 4.7s, 2042	3,439,429	28,617
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR, Class 2A1,
5.475s, 2035	398,423	400,897
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E,
7.26s, 2030	49,000	51,637
Nomura Asset Securities Corp. Ser. 96-MD5, Class A1C, 7.12s,
2039	265,000	268,000
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	187,000	197,491
Ser. 00-C2, Class J, 6.22s, 2033	49,000	49,721
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 7.36s, 2034 (Ireland)	151,000	151,283
Ser. 04-1A, Class E, 5.11s, 2034 (Ireland)	101,000	101,189
Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA,
Class X3CD, IO, 1.06s, 2015	355,526	8,647

Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class
A4, 5.083s, 2042	327,000	329,429
Wachovia Bank Commercial Mortgage Trust 144A Ser. 05-C18,
Class XC, IO, 0.055s, 2042	3,852,968	40,234
Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A,
Class G, 5.72s, 2036	10,000	9,879

Total collateralized mortgage obligations (cost $29,357,716)		$28,500,600

U.S. GOVERNMENT AND AGENCY MORTGAGE
OBLIGATIONS (7.1%)(a)

	Principal amount	Value

U.S. Government Agency Mortgage Obligations (7.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6 1/2s, with due dates from June 1, 2031 to October 1,
2034	$2,293,241	$2,360,124
6s, April 1, 2032	3,370	3,430
5 1/2s, June 1, 2035	96,013	96,081
5 1/2s, with due dates from October 1, 2019 to April 1,
2020	690,560	701,630
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, July 1, 2007	23,061	23,381
7s, with due dates from February 1, 2024 to October 1,
2028	308,870	325,537
6 1/2s, with due dates from October 1, 2032 to November
1, 2034	1,103,098	1,135,644
6s, with due dates from August 1, 2034 to March 1, 2035	50,403	51,273
5 1/2s, with due dates from September 1, 2034 to July 1,
2035	7,830,400	7,833,863
5 1/2s, with due dates from February 1, 2018 to January 1,
2020	550,454	559,074
5 1/2s, TBA, October 1, 2035	10,270,000	10,266,791
5s, September 1, 2035	1,995	1,953
5s, April 1, 2019	292,423	291,932
4 1/2s, with due dates from December 1, 2019 to July 1,
2020	3,802,982	3,724,791
4s, with due dates from June 1, 2019 to September 1,
2020	1,146,400	1,102,958

		28,478,462

Total U.S. government and agency mortgage obligations
(cost $28,690,235)		$28,478,462

U.S. TREASURY OBLIGATIONS (0.0%)(a) (cost $20,107)

	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$19,913

ASSET-BACKED SECURITIES (5.0%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1,
4.17s, 2034	$101,928	$102,068
Aames Mortgage Trust Ser. 03-1, Class A, IO, 6s, 2005	184,500	767
Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033	3,883	3,867
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035
(Cayman Islands)	106,589	105,790
Ace Securities Corp. Ser. 03-FM1, Class A, IO, 3 1/2s, 2005	285,000	1,804
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	10,275	10,254
Ser. 04-4N, Class Note, 5s, 2034	21,724	21,643
Ser. 04-5N, Class Note, 5s, 2034	17,311	17,295
Ser. 04-6N, Class Note, 4 3/4s, 2035	26,300	26,157
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 4.051s, 2029	218,978	220,031
American Express Credit Account Master Trust 144A Ser. 04-C,
Class C, 4.268s, 2012	249,000	249,039
American Home Mortgage Investment Trust
FRN Ser. 04-3, Class 2A, 3.59s, 2034	114,008	112,195
FRN Ser. 04-3, Class 3A, 3.71s, 2034	98,320	96,888
Americredit Automobile Receivables Trust 144A Ser. 05-1,
Class E, 5.82s, 2012	100,000	99,659
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	16,133	16,133
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	28,017	28,017
Ameriquest Mortgage Securities, Inc.
Ser. 03-12, Class S, IO, 5s, 2006	158,210	4,252
Ser. 03-8, Class S, IO, 5s, 2006	189,984	4,037
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s, 2034
(Cayman Islands)	10,125	10,120
Asset Backed Funding Corp. NIM Trust 144A
Ser. 03-WMC1, Class Note, 6.9s, 2033	1,244	1,247
Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)	6,690	6,677
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	21,866	21,826
Ser. 04-AHL1, Class Note, 5.6s, 2033	22,875	22,909
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	15,882	15,885
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 4.2s, 2034	43,231	43,301
FRB Ser. 05-HE1, Class A3, 4.12s, 2035	54,177	54,177
FRN Ser. 04-HE1, Class A3, 4.168s, 2034	7,327	7,331
Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note,
6s, 2034	10,024	10,024
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.721s, 2034	775,466	5,331
Ser. 05-E, Class 2, IO, 0.306s, 2035	1,604,000	12,531
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4.798s,
2011	60,000	61,132
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	39,000
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 4.338s, 2039	268,751	268,750
Ser. 04-D, Class A, IO, 3 1/2s, 2007	934,815	36,909
Ser. 05-B, Class A, IO, 2.422s, 2039	841,121	30,314
FRB Ser. 04-D, Class A, 4.228s, 2044	171,990	172,176
FRN Ser. 03-F, Class A, 4.338s, 2043	122,026	122,332
FRN Ser. 03-G, Class A1, 4.438s, 2039	250,000	250,421

Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.62s,
2006	947,623	16,046
Bayview Financial Asset Trust 144A
Ser. 03-Z, Class AIO1, IO, 0.282s, 2005	2,234,904	1,856
FRN Ser. 03-SSRA, Class A, 4.53s, 2038	54,462	54,783
FRN Ser. 03-SSRA, Class M, 5.18s, 2038	54,462	55,056
FRN Ser. 04-SSRA, Class A1, 4.43s, 2039	73,098	73,412
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1, Class
11A1, 3.677s, 2034	229,945	227,933
Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.953s, 2034	168,872	168,680
Ser. 04-12, Class 2A2, 5.063s, 2035	372,399	372,435
Ser. 04-9, Class 1A1, 5.038s, 2034	49,975	49,965
Ser. 05-2, Class 2A2A, 4.688s, 2035	69,516	69,327
Ser. 05-5, Class 21A1, 4.695s, 2035	230,544	229,319
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	21,090	21,090
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	24,352	24,227
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	16,635	16,635
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	15,591	15,591
Ser. 04-HE8N, Class A1, 5s, 2034	17,106	17,090
Bear Stearns Asset Backed Securities, Inc.
Ser. 03-AC3, Class A, IO, 5s, 2005	454,800	3,629
Ser. 03-AC4, Class A, IO, 5s, 2006	305,400	4,935
FRB Ser. 05-3, Class A1, 4.28s, 2035	183,146	183,089
FRN Ser. 03-1, Class A1, 4.33s, 2042	112,865	112,864
FRN Ser. 03-3, Class A2, 4.42s, 2043	88,000	88,358
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class
C1, 6.518s, 2010	13,000	13,585
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	20,327	20,077
CARSSX Finance, Ltd. 144A FRB Ser. 04-AA, Class B4,
9.268s, 2011 (Cayman Islands)	46,127	46,763
CDO Repackaging Trust Series 144A FRN Ser. 03-2, Class A,
8.006s, 2008	140,000	151,550
Centex Home Equity Ser. 03-A, Class A, IO, 4.437s, 2006	1,277,672	16,110
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
4.848s, 2010	100,000	101,989
Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class
Note, 4.458s, 2034	20,488	20,385
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	15,502	15,501
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	20,000	19,886
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	8,000	6,880
Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1,
4.679s, 2010	60,000	61,013
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	100,000	105,400
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	324,000	278,737
Ser. 00-5, Class A4, 7.47s, 2032	124,830	126,913
Ser. 01-1, Class A, IO, 2 1/2s, 2032	785,633	21,377
Ser. 01-1, Class A4, 6.21s, 2032	222,424	225,312
Ser. 01-1, Class A5, 6.99s, 2032	720,000	671,069
Ser. 01-3, Class A, IO, 2 1/2s, 2033	1,698,675	60,614
Ser. 01-3, Class A3, 5.79s, 2033	105,744	107,479
Ser. 01-3, Class A4, 6.91s, 2033	85,000	82,993
Ser. 01-4, Class A, IO, 2 1/2s, 2033	594,284	21,136
Ser. 01-4, Class A4, 7.36s, 2033	291,000	291,590
Ser. 02-1, Class A, 6.681s, 2033	240,126	246,420
Ser. 02-2, Class A, IO, 8 1/2s, 2033	138,641	35,023
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.963s, 2034	43,690	43,745
Ser. 05-24, Class 1AX, IO, 1.195s, 2035	2,225,488	60,505
Ser. 05-24, Class IIAX, IO, 1.445s, 2035	1,111,314	40,285
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	12,728	12,693
Ser. 04-14N, 5s, 2036	26,975	26,848
Ser. 04-1NIM, Class Note, 6s, 2034	43,808	43,764
Ser. 04-6N, Class N1, 6 1/4s, 2035	80,630	80,706
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	16,436	16,421
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 0.886s, 2035	1,367,214	33,326
Ser. 05-9, Class 1X, IO, 0.975s, 2035	1,179,658	30,597
Fieldstone Mortgage Investment Corp. FRN Ser. 05-1, Class
M3, 4.37s, 2035	32,000	32,013
Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s,
2034	30,365	30,365
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D,
7.672s, 2039	215,000	217,116
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.078s,
2008	26,522	26,389
First Franklin Mortgage Loan Asset Backed Certificates Ser. 03-
FFC, Class S, IO, 6s, 2005	392,000	7,546
First Franklin Mortgage Loan NIM Trust 144A Ser. 04-FF10,
Class N1, 4.45s, 2034 (Cayman Islands)	15,851	15,829
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2, Class
1A1, 4.843s, 2035	137,011	136,693
Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009	100,000	98,453
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	24,744	24,620
Ser. 04-3, Class B, 7 1/2s, 2034	19,628	17,214
Ser. 04-A, Class Note, 4 3/4s, 2034	3,147	3,138
Ser. 04-B, Class Note, 4.703s, 2034	2,276	2,281
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	28,022	27,954
GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class
C, 4.248s, 2010	100,000	100,170
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A, Class B,
4.491s, 2018	72,925	72,882
GEBL 144A
Ser. 04-2, Class C, 4.618s, 2032	96,537	97,019
Ser. 04-2, Class D, 6.518s, 2032	96,537	96,536
GMAC Mortgage Corp. Loan Trust
Ser. 04-HE5, Class A, IO, 6s, 2007	850,000	54,825
Ser. 05-AR1, Class 1A2, 4.422s, 2035	114,244	113,244
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class
4, 6.979s, 2015 (Cayman Islands)	20,000	20,282
Granite Mortgages PLC
FRB Ser. 02-2, Class 1C, 4.87s, 2043 (United Kingdom)	50,000	50,652
FRB Ser. 04-2, Class 1C, 4.59s, 2044 (United Kingdom)	64,023	64,113
FRN Ser. 03-3, Class 1C, 5.07s, 2044 (United Kingdom)	70,000	71,536
FRN Ser. 04-1, Class 1C, 4.79s, 2044 (United Kingdom)	80,000	80,275
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	92,690	97,764

Ser. 97-6, Class A8, 7.07s, 2029	22,002	22,822
Ser. 97-6, Class A9, 7.55s, 2029	42,034	44,415
Ser. 97-7, Class A8, 6.86s, 2029	71,237	73,891
Ser. 99-3, Class A6, 6 1/2s, 2031	55,000	55,620
Ser. 99-5, Class A5, 7.86s, 2030	330,000	293,159
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	202,518	194,517
Ser. 99-5, Class A4, 7.59s, 2028	166,400	171,699
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO,
1.472s, 2045	933,995	25,831
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	115,400	114,380
GSAMP Trust 144A
Ser. 04-HE1N, Class N1, 5s, 2034	14,011	14,008
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	72,981	72,966
Ser. 04-NIM1, Class N2, zero %, 2034	75,000	55,253
Ser. 04-NIM2, Class N, 4 7/8s, 2034	89,249	88,892
Ser. 04-SE2N, Class Note, 5 1/2s, 2034	4,553	4,548
Ser. 05-NC1, Class N, 5s, 2035	34,893	34,817
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	95,611	101,039
Ser. 05-RP2, Class 1A3, 8s, 2035	81,142	86,820
High Income Trust Securities 144A FRB Ser. 03-1A, Class A,
4.07s, 2036 (Cayman Islands)	173,469	169,999
Holmes Financing PLC
FRB Ser. 4, Class 3C, 4.899s, 2040 (United Kingdom)	40,000	40,230
FRB Ser. 8, Class 2C, 4.319s, 2040 (United Kingdom)	36,000	36,146
Home Equity Asset Trust 144A
Ser. 03-6N, Class A, 6 1/2s, 2034	2,667	2,660
Ser. 04-3N, Class A, 5s, 2034	10,113	10,063
Ser. 04-4N, Class A, 5s, 2034	23,898	23,748
Ser. 04-5N, Class A, 5 1/4s, 2034	51,545	51,288
Ser. 04-7N, Class A, 4 1/2s, 2035	111,676	110,698
Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011	21,000	20,679
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 6.83s, 2036
(Cayman Islands)	120,000	128,196
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034	5,070	5,070
Ser. 04-5, Class Note, 5s, 2034	27,926	27,923
Ser. 05-1, Class N1, 4.115s, 2035	84,973	84,973
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	990,369	36,495
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	495,228	18,249
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	31,282	31,212
FRB Ser. 02-1A, Class A1, 4.496s, 2024	39,398	39,882
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI3, Class N1, 4.45s, 2034	1,700	1,700
Ser. 04-CI5, Class N1, 4.946s, 2034	16,396	16,397
Ser. 04-HE1A, Class Note, 5.191s, 2034	15,439	15,486
Master Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7
1/2s, 2034	102,797	108,386
Master Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	198,908	4,724
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	507,928	1,587
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class
C5, 4.948s, 2010	100,000	101,750
Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 4.458s, 2027	119,984	115,184
Merrill Lynch Mortgage Investors, Inc. Ser. 04-OP1N, Class N1,
4 3/4s, 2035 (Cayman Islands)	10,642	10,606
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 03-WM1N, Class N1, 7s, 2033	8,442	8,463
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	21,325	21,239
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	6,289	6,295
Ser. 04-WM2N, Class N1, 4 1/2s, 2005	4,239	4,223
Ser. 04-WM3N, Class N1, 4 1/2s, 2005	14,833	14,782
Ser. 05-WM1N, Class N1, 5s, 2035	53,201	53,226
Metris Master Trust FRN Ser. 04-2, Class C, 5.146s, 2010	51,000	51,446
Metris Master Trust 144A FRN Ser. 00-3, Class C, 5.176s, 2009	101,000	101,016
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	50,153	50,859
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	139,771	139,240
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT,
4.12s, 2035	109,506	109,539
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s,
2012	7,581	7,561
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	53,000	52,907
Ser. 04-HB2, Class E, 5s, 2012	25,000	24,401
Morgan Stanley Dean Witter Capital I FRB Ser. 01-NC4, Class
B1, 6.33s, 2032	6,056	6,064
Morgan Stanley Mortgage Loan Trust Ser. 05-3AR, Class 2A2,
5.29s, 2035	167,440	167,956
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	17,117	16,884
Ser. 05-A, Class C, 4.84s, 2014	40,000	39,742
New Century Home Equity Loan Trust Ser. 03-5, Class AI7,
5.15s, 2033	69,000	67,492
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class
Note, 6 1/2s, 2033	2,058	2,059
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.184s,
2035	42,600	45,648
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT,
9.231s, 2034	33,980	36,433
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034	19,608	19,608
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	97,391	82,555
Ser. 01-E, Class A, IO, 6s, 2009	184,390	29,513
Ser. 02-C, Class A1, 5.41s, 2032	263,265	229,841
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4,
7.21s, 2030	93,236	86,009
Ocean Star PLC 144A
FRB Ser. 04, Class D, 6.08s, 2018 (Ireland)	30,000	30,000
FRB Ser. 05-A, Class D, zero %, 2012 (Ireland)	32,000	32,000
Option One Mortgage Securities Corp. NIM Trust 144A Ser. 04-
2A, Class N1, 4.213s, 2034 (Cayman Islands)	34,060	34,060
Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017	31,000	30,264
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	7,364	7,364
Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)	52,000	52,198

Ser. 04-WHQ2, Class A, 4s, 2035	41,864	41,498
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class
A, 5s, 2034	45,438	45,540
Permanent Financing PLC
FRB Ser. 1, Class 3C, 5.034s, 2042 (United Kingdom)	40,000	40,110
FRB Ser. 3, Class 3C, 4.984s, 2042 (United Kingdom)	60,000	60,994
FRB Ser. 4, Class 3C, 4.634s, 2042 (United Kingdom)	110,000	110,829
FRB Ser. 5, Class 2C, 4.484s, 2042 (United Kingdom)	104,000	104,488
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 4.87s, 2011 (United Kingdom)	116,000	117,384
FRB Ser. 04-2A, Class C, 4 3/4s, 2011 (United Kingdom)	100,000	100,794
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	45,000	43,861
FRB Ser. 04-AA, Class D, 5.618s, 2011	100,000	101,836
FRB Ser. 04-BA, Class D, 5.168s, 2010	100,000	100,582
Renaissance Home Equity Loan Trust Ser. 03-2, Class A, IO,
3s, 2005	56,716	275
Renaissance NIM Trust 144A
Ser. 04-A, Class Note, 4.45s, 2034	9,168	9,157
Ser. 05-1, Class N, 4.7s, 2035	31,224	31,224
Residential Accredit Loans, Inc.
Ser. 04-QA5, Class A2, 4.99s, 2034	43,957	43,927
Ser. 04-QA6, Class NB1, 4.969s, 2034	215,843	215,594
Residential Asset Mortgage Products, Inc. Ser. 02-SL1, Class
AI3, 7s, 2032	141,466	141,268
Residential Asset Securities Corp. Ser. 03-KS4, Class AI, IO, 3
1/2s, 2005	21,293	59
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	44,474	44,301
Ser. 04-NT, Class Note, 5s, 2034	42,452	42,134
Ser. 04-NT12, Class Note, 4.7s, 2035	23,647	23,647
Residential Asset Securities Corp. NIM Trust 144A Ser. 05-
NTR1, Class Note, 4 1/4s, 2035	92,822	92,590
SAIL Net Interest Margin Notes 144A
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)	5,560	5,560
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)	3,042	3,042
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)	1,189	1,096
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	1,675	1,479
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	1,120	1,120
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	4,703	2,836
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	52,671	52,460
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	79,877	79,557
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)	26,415	25,649
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	37,754	37,754
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)	10,594	10,583
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	13,446	13,432
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	26,636	26,636
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)	23,887	21,976
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	75,207	75,034
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	22,249	22,160
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	12,313	12,313
Ser. 05-1A, Class A, 4 1/4s, 2035	82,850	82,270
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	91,278	90,913
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035	88,471	88,144
Ser. 05-WF1A, Class A, 4 3/4s, 2035	80,202	79,961
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033	7,460	7,460
Ser. 04-4N, Class Note, 6.65s, 2034	9,958	9,958
Ser. 04-HE1N, Class Note, 4.94s, 2034	9,879	9,879
Ser. 04-HE2N, Class NA, 5.43s, 2034	8,472	8,451
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	80,324	79,923
Ser. 04-HS1N, Class Note, 5.92s, 2034	8,243	8,243
Ser. 04-RM2N, Class NA, 4s, 2035	40,057	39,907
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.919s, 2034	87,222	87,383
Ser. 04-12, Class 1A2, 5.011s, 2034	116,612	116,891
Ser. 04-14, Class 1A, 5.108s, 2034	205,248	205,896
Ser. 04-16, Class 1A2, 5.018s, 2034	174,572	174,935
Ser. 04-18, Class 1A1, 5.047s, 2034	145,660	145,957
Ser. 04-20, Class 1A2, 5.08s, 2035	285,638	286,196
Ser. 04-6, Class 1A, 4.38s, 2034	349,479	348,320
Ser. 04-8, Class 1A3, 4.697s, 2034	20,552	20,528
Ser. 05-1, Class 1A1, 5.146s, 2035	434,541	435,855
Ser. 05-9, Class AX, IO, 0.927s, 2035	2,473,130	73,699
Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-
NP2, Class A, 4.18s, 2034	139,318	139,332
Structured Asset Investment Loan Trust Ser. 03-BC1A, Class A,
7 3/4s, 2033 (Cayman Islands)	4,326	4,326
Structured Asset Receivables Trust 144A FRB Ser. 05-1,3.65s,
2015	249,485	245,899
Structured Asset Securities Corp.
Ser. 03-26A, Class 2A, 4.548s, 2033	95,595	95,976
Ser. 04-8, Class 1A1, 4.697s, 2034	72,927	72,904
IFB Ser. 05-10, Class 3A3, 9.268s, 2034	161,941	159,702
IFB Ser. 05-6, Class 5A8, 6.24s, 2035	256,149	238,063
Structured Asset Securities Corp. 144A FRN Ser. 03-NP3, Class
A1, 4.33s, 2033	14,227	14,229
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 4 1/4s,
2035	133,496	133,689
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A, Class III,
7.6s, 2037 (Cayman Islands)	100,000	105,886
Wells Fargo Home Equity Trust 144A
Ser. 04-1N, Class A, 5s, 2034	22,768	22,768
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	59,002	58,928
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	41,000	39,770
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR12,
Class 2A5, 4.322s, 2035	965,000	942,539
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	16,076	15,850
Ser. 04-4, Class D, 3.58s, 2012	24,258	23,918
Ser. 05-1, Class D, 4 1/4s, 2012	17,988	17,796
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	10,113	10,029
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	32,630	32,625
Ser. 04-1, Class D, 5.6s, 2011	85,457	85,056

Total asset-backed securities (cost $20,224,789)		$19,907,938

MUNICIPAL BONDS AND NOTES (--%)(a) (cost $50,000)

	Rating
	(RAT)		Principal amount	Value
NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s, 1/1/16	Aaa		$50,000	$47,867

UNITS (--%)(a) (cost $24,102)
			Units	Value
Cendant Corp. unit 4.89s, 2006			40,000	$19,962

WARRANTS (-%)(a) (cost $2,571)
	Expiration	Strike
	date	price	Warrants	Value
Pliant Corp. 144A	6/01/10	$0.01	70	$1

SHORT-TERM INVESTMENTS (10.9%)(a)
			Principal amount	Value
Putnam Prime Money Market Fund (e)			$33,573,143	$33,573,144
Short-term investments held as collateral for loaned securities with yields ranging from 3.2% to 4.09% and due dates ranging
from October 3, 2005 to November 1, 2005 (d)			10,058,573	10,047,948

Total short-term investments (cost $43,621,092)				$43,621,092
TOTAL INVESTMENTS
Total investments (cost $385,391,687) (b)				$416,820,169

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $40,820,286) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$9,842,471	$9,741,145	10/19/05	$101,326
British Pound	9,710,390	10,034,739	12/21/05	(324,349)
Canadian Dollar	3,673,233	3,608,114	10/19/05	65,119
Euro	2,126,575	2,212,261	12/21/05	(85,686)
Hong Kong Dollar	296,682	296,325	11/16/05	357
Japanese Yen	4,990,560	5,136,525	11/16/05	(145,965)
New Zealand Dollar	53,995	52,338	10/19/05	1,657
Norwegian Krone	7,150,006	7,422,844	12/21/05	(272,838)
Singapore Dollar	250,279	256,223	11/16/05	(5,944)
South Korean Won	999,546	1,025,946	11/16/05	(26,400)
Swiss Franc	988,788	1,033,826	12/21/2005	(45,038)

Total				$(737,761)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $66,976,286) (Unaudited)

				Unrealized
		Aggregate Delivery		appreciation/
	Value	face value date		(depreciation)
Australian Dollar	$3,177,596	$3,108,363	10/19/2005	$(69,233)
British Pound	8,353,970	8,648,131	12/21/2005	294,161
Canadian Dollar	6,754,207	6,529,901	10/19/2005	(224,306)
Danish Krone	570,203	588,660	12/21/2005	18,457
Euro	23,767,990	24,208,894	12/21/2005	440,904
Japanese Yen	10,663,557	10,823,814	11/16/2005	160,257
Norwegian Krone	1,487,912	1,547,677	12/21/2005	59,765
Singapore Dollar	1,005,209	1,030,416	11/16/2005	25,207
Swedish Krona	5,026,851	5,171,618	12/21/2005	144,767
Swiss Franc	5,185,564	5,318,812	12/21/2005	133,248

Total				$983,227

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Canadian Government Bond 10 yr (Long)	6	$594,932	Dec-05	$(5,764)
Dow Jones Euro Stoxx 50 Index (Short)	426	17,645,344	Dec-05	(530,240)
Euro 90 day (Long)	2	478,075	Dec-05	(3,546)
Euro 90 day (Long)	1	238,625	Mar-05	(1,054)
Euro-Bobl 5 yr (Long)	22	3,023,395	Dec-05	(22,608)
Euro-Bund 10 yr (Long)	45	6,646,949	Dec-05	(38,106)
FTSE 100 Index (Short)	164	15,910,515	Dec-05	(360,234)
Japanese Government Bond 10 yr (Long)	5	6,073,509	Dec-05	(84,294)
Russell 2000 Index Mini (Long)	4	268,840	Dec-05	(3,048)
Russell 2000 Index Mini (Short)	595	100,344,526	Dec-05	370,685
S&P 500 Index (Long)	1	308,575	Dec-05	71
S&P 500 Index Mini (Long)	1626	100,344,526	Dec-05	(543,394)
S&P 500 Index Mini (Short)	70	4,319,875	Dec-05	26,460
U.K. Gilt 10 yr (Long)	7	1,395,857	Dec-05	(8,436)
U.S. Treasury Bond (Long)	64	7,322,000	Dec-05	(166,416)
U.S. Treasury Note 2 yr (Short)	25	5,147,266	Dec-05	16,657
U.S. Treasury Note 5 yr (Long)	51	5,449,828	Dec-05	(36,617)
U.S. Treasury Note 10 yr (Long)	10	1,099,219	Dec-05	(6,122)

Total				$(1,396,006)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/05 (proceeds receivable $3,374,336) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
FHLMC, 6 1/2s, October 1, 2035	$2,200,000	10/13/05	$2,261,016
FNMA, 5 1/2s, October 1, 2035	1,100,000	10/13/05	1,099,656

Total			$3,360,672

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $326,418)
	Contract	Expiration date/
	amount	strike price	Value
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a
fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	$4,220,000	Jul 07 / $4.55	$101,280
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a
fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	4,220,000	Jul 07 / $4.55	215,220

			$316,500

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	$4,700,000	4/6/10	$(65,009)

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,509,000	1/28/24	145,517

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	4,370,000	12/22/09	67,426

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	3,500,000	1/14/10	(68,545)

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,500,000	3/30/09	73,740

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	940,000	6/17/15	7,690

Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	600,000	9/1/15	(11,594)

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	340,000	6/23/15	5,109

Agreement with Bank of America, N.A. dated December 2, 2003 to receive semi-annually the notional amount multiplied by 2.444% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	289,000	12/5/05	788

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	170,000	6/24/15	3,169

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	140,000	6/23/15	1,970

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	77,000	12/16/05	(59)

Agreement with Credit Suisse First Boston International dated
November 15, 2004 to pay semi-annually the notional amount
multiplied by 3.947% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.	6,200,000	11/17/09	95,372

Agreement with Credit Suisse First Boston International dated March
5, 2004 to receive semi-annually the notional amount multiplied by
3.195% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	3,140,000	3/9/09	(140,040)

Agreement with Credit Suisse First Boston International dated October
5, 2004 to receive semi-annually the notional amount multiplied by
4.624% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	2,750,000	10/7/14	10,539

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	1,110,200	7/9/06	(14,149)

Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	3,900,000	3/7/15	13,092

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	2,860,000	6/29/15	(75,100)

Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505%
and pay quarterly the notional amount multiplied by the three month
USD-LIBOR-BBA.	1,400,000	9/2/15	(35,705)

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	820,000	6/16/15	5,353

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	574,000	8/2/15	(4,586)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	200,000	6/24/15	4,120

Agreement with Lehman Brothers Special Financing, Inc. dated July
13, 2005 to pay semi-annually the notional amount multiplied by 4.38%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	3,400,000	7/15/10	33,260

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,949,000	1/26/06	29,344

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,877,000	1/23/06	28,056

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,877,000	1/23/06	28,056

Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.0525% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,800,000	6/16/07	6,566

Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	2,465,000	12/9/05	3,883

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	1,546,000	1/26/06	15,330

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	951,000	1/23/14	20,272

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	951,000	1/23/14	19,606

Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.5475% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	800,000	6/16/15	(4,803)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	482,000	12/15/13	(5,041)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	240,000	12/16/13	(306)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to pay semi-annually the notional amount multiplied by 4.64101% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.	137,000	12/11/13	(761)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 2.235% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	115,000	12/15/05	(159)

Total			$192,401

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to pay quarterly the notional amount multiplied by the return of the Russell 2000 Total Return Index and receive quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by a
specified spread.	$3,033,389	9/20/06	$(6,150)

Agreement with Goldman Sachs Capital Markets, L.P. dated
September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index and pay at
maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor.	5,497,000	4/1/06	(2,182)

Agreement with Citibank, NA. dated September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 27 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	2,252,000	4/1/06	(2,824)

Agreement with Lehman Brothers Finance, S.A. dated August 31,
2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	6,800,000	3/1/06	(893)

Agreement with Deutsche Bank AG dated September 8, 2005 to
receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	639,000	3/1/06	(800)

Agreement with Bank of America, N.A. dated May 18, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	587,421	5/19/06	(142,700)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	1,300,000	1/1/06	(1,910)

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	1,127,000	11/1/05	788

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	1,096,000	11/1/05	17

Agreement with Deutsche Bank AG dated July 21, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	503,025	7/21/06	7,884

Agreement with Deutsche Bank AG dated February 16, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index 6 month forward
variance.	975,958	2/16/06	(95,015)

Agreement with Deutsche Bank AG dated May 16, 2005 to
receive/(pay) at maturity the notional amount multiplied by the positive
(negative) change in the S&P 500 Index six month forward variance.	1,494,803	11/17/06	693,024

Agreement with Deutsche Bank AG dated August 3, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 15 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	1,300,000	1/1/06	5,284

Agreement with Deutsche Bank AG dated May 3, 2005 to pay at
maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	563,500	11/1/05	9

Agreement with Goldman Sachs Capital Markets, L.P. dated May 16,
2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	618,330	2/16/06	(159,132)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 3,
2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 20 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	1,450,000	12/1/05	(5,672)

Agreement with JPMorgan Chase Bank, N.A dated April 5, 2005 to receive/(pay) quarterly the notional amount multiplied by Russell 2000
Total Return Index and receive quarterly the notional amount multiplied
by the three month USD-LIBOR.	26,317,431	4/5/06	(1,065,149)

Agreement with JPMorgan Chase Bank, N.A. dated August 17, 2005 to receive/(pay) quarterly the notional amount multiplied by the return of the Russell 1000 Total Return Growth Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by
a specified spread.	5,881,246	2/21/06	15,188

Agreement with Goldman Sachs Capital Markets, L.P. dated July 7,
2005 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and receive monthly the notional amount multiplied by the appreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed
Securities Index plus 27.2 basis points.	1,450,000	12/1/05	(961)

Agreement with JPMorgan Chase Bank, N.A. dated August 17, 2005 to receive quarterly the notional amount multiplied by the return of the S&P US 500 TR Index and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	5,881,124	2/21/06	(32,147)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 25, 2005 to receive/(pay) monthly the notional amount multiplied by the return of the Lehman Brothers U.S. High Yield Index and receive monthly the notional amount multiplied by the one month
USD-LIBOR-BBA minus 40 basis points.	1,999,885	2/1/06	5,460

$(787,881)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. on July 26, 2005, maturing on September 20, 2012, to receive quarterly 64 basis points times the notional amount. Upon a credit default event of Waste
Management, 7.375%, 8/1/2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Waste Management,
7.375%, 8/1/2010.	$55,000	$301

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	155,000	1,165

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	155,000	189

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005, maturing on June
20, 2012, to receive quarterly 275 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	116,000	(2,514)

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	313,000	472

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive quarterly 48 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 7-10% tranche.	313,000	1,051

Agreement with Morgan Stanley Capital Services, Inc. on September 29, 2005, maturing on June
20, 2012, to receive quarterly 318 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	110,000	133

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL Series 4
Index.	232,000	965

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.	157,000	575

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive quarterly 59 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.	157,000	(392)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
Index.	156,000	(212)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive quarterly 57.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ IG CDX 5 Index 10-15% tranche.	156,000	(26)

Agreement with Deutsche Bank AG on September 9, 2004, maturing on September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the
difference between the par value and the then-market value of any CVS senior note.	30,000	(104)

Agreement with Lehman Brothers Special Financing, Inc. on September 29, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
CDX IG HVOL Series 4 Index.	331,000	(367)

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on September 20,
2010, to pay quarterly 460 basis points times the notional amount. Upon a credit default event of
General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par value and the then market value of General Motors
Acceptance Corp.	40,000	(760)

Agreement with Bank of America, N.A. effective November 24, 2004, maturing on April 15, 2010, to receive a premium equal to 2.58316% times the notional amount. Upon a credit default event of any News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the defaulted
News Corp. senior note or bond.	30,000	72

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche.	308,000	3,379

Agreement with Citigroup Financial Products, Inc. effective August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	308,000	33

Agreement with Deutsche Bank AG on August 8, 2005, maturing on June 20, 2010, to receive quarterly 44 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 4 Index 7-10% tranche.	308,000	2,121

Agreement with Deutsche Bank AG effective August 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount.
Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	308,000	(283)

Agreement with Deutsche Bank AG effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	232,000	(639)

Agreement with Deutsche Bank AG on July 14, 2005, maturing on June 20, 2012, to receive quarterly 35.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche.	155,000	1,389

Agreement with Deutsche Bank AG effective July 22, 2005, maturing on September 20, 2010, to receive quarterly 41 basis points times the notional amount. Upon a credit default event of France
Telecomm, 7.75%, 3/1/2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of France Telecomm, 7.75%,
3/1/2011.	95,000	227

Agreement with Goldman Sachs Capital Markets, L.P. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 37.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	292,500	2,626

Agreement with Goldman Sachs Capital Markets, L.P. effective August 18, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series
4 Index.	197,600	37

Agreement with Goldman Sachs Capital Markets, L.P. on August 18, 2005, maturing on June 20,
2010, to receive quarterly 38.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,7-10% tranche.	152,000	745

Agreement with Goldman Sachs Capital Markets, L.P. effective August 19, 2005, maturing on
June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	146,250	(419)

Agreement with Goldman Sachs Capital Markets, L.P. on August 04, 2005, maturing on
September 20, 2010, to receive quarterly 49 basis points times the notional amount. Upon a credit default event of Goodyear 7 5/8s, 12/15/12, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of
Goodyear 7 5/8s, 12/15/12.	45,000	93

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.461% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	414,000	9,786

Agreement with JPMorgan Chase Bank, N.A. effective April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of
Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging L.P., 8
1/2, 2011.	35,000	1,047

Agreement with Lehman Brothers Special Financing, Inc. on August 5, 2005, maturing on June
20, 2010, to receive quarterly 43 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,7-10% tranche.	308,000	1,828

Agreement with Lehman Brothers Special Financing, Inc. on July 29, 2005, maturing on June 20,
2012, to receive quarterly 33.75 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,10-15%
tranche.	308,000	1,801

Agreement with Lehman Brothers Special Financing, Inc. effective August 5, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series
4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	308,000	(205)

Agreement with Lehman Brothers Special Financing, Inc. on July 14, 2005, maturing on June 20,
2012, to receive quarterly 36 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.	142,000	784

Total		$24,898

NOTES

(a)	Percentages indicated are based on net assets of $400,165,079.

(RAT)	The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30,
2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2005. Securities rated by Putnam are indicated by
"/P". Security ratings are defined in the Statement of Additional Information.

(b)	The aggregate identified cost on a tax basis is $390,545,174, resulting in gross unrealized appreciation and depreciation of
$36,322,657 and $10,047,662, respectively, or net unrealized depreciation of $26,274,995.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest income at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September
30, 2005 was $33 or less than 0.1% of net assets.

(SEG)	A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contract at September 30, 2005.

(R)	Real Estate Investment Trust.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $9,763,818. The fund received cash collateral of $10,047,948 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market
Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $816,284 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $207,838,534 and
$227,649,157, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

At September 30, 2005, liquid assets totaling $108,254,821 have been designated as collateral for open forward commitments, swap contracts, forward contracts, written options and futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September
30, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2005: (as a percentage of Portfolio Value)

Australia	0.9%
France	1.2
Germany	0.9
Italy	0.5
Japan	3.7
Netherlands	1.1
Spain	0.5
Sweden	0.5
Switzerland	0.9
United Kingdom	3.9
United States	82.6
Other	3.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.  Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (97.8%)(a)

	Shares	Value

Aerospace and Defense (1.9%)
L-3 Communications Holdings, Inc.	85,771	$6,781,913
Lockheed Martin Corp.	84,700	5,170,088
		11,952,001

Airlines (0.5%)
British Airways PLC (United Kingdom) (NON)	641,902	3,324,060

Automotive (1.0%)
Renault SA (France)	64,447	6,122,040

Banking (8.2%)
Barclays PLC (United Kingdom)	674,105	6,832,591
Commerce Bancorp, Inc. (S)	206,900	6,349,761
Credit Agricole SA (France)	227,227	6,683,700
Depfa Bank PLC (Ireland)	415,361	6,699,603
KBC Groupe SA (Belgium)	70,572	5,734,024
Royal Bank of Scotland Group PLC (United Kingdom)	437,631	12,455,679
U.S. Bancorp	238,380	6,693,710
		51,449,068

Basic Materials (0.6%)
Xstrata PLC (Switzerland)	151,742	3,943,037

Beverage (0.7%)
InBev NV (Belgium)	110,072	4,366,887

Biotechnology (2.0%)
Amgen, Inc. (NON)	160,200	12,763,134

Broadcasting (1.5%)
Gestevision Telecinco SA (Spain)	157,539	3,304,491
Mediaset SpA (Italy)	538,840	6,395,033
		9,699,524

Chemicals (1.1%)
BASF AG (Germany)	89,630	6,763,865

Coal (0.6%)
China Shenhua Energy Co., Ltd. (China)	3,415,000	4,005,994

Commercial and Consumer Services (0.4%)
TUI AG (Germany) (S)	127,592	2,725,551

Communications Equipment (2.7%)
Cisco Systems, Inc. (NON)	663,700	11,900,141
Nokia OYJ (Finland)	299,130	5,026,781
		16,926,922

Computers (0.7%)
Dell, Inc. (NON)	121,882	4,168,364

Conglomerates (4.1%)
Mitsui & Co., Ltd. (Japan)	982,000	12,313,996
Tyco International, Ltd.	302,412	8,422,174
Vivendi Universal SA (France)	149,637	4,899,322
		25,635,492

Consumer Finance (4.1%)
Countrywide Financial Corp.	389,900	12,858,902
MBNA Corp.	347,700	8,567,328
Providian Financial Corp. (NON)	258,000	4,561,440
		25,987,670

Consumer Goods (1.1%)
Reckitt Benckiser PLC (United Kingdom)	224,656	6,862,994

Electric Utilities (2.1%)
Iberdrola SA (Spain)	182,168	5,105,782
PG&E Corp.	202,600	7,952,050
		13,057,832

Electronics (4.3%)
Freescale Semiconductor, Inc. Class B (NON)	162,700	3,836,466
Intel Corp.	267,600	6,596,340
Samsung Electronics Co., Ltd. (South Korea)	15,470	8,738,098
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4,675,000	7,517,801

		26,688,705

Energy (2.0%)
Pride International, Inc. (NON)	318,600	9,083,286
TonenGeneral Sekiyu KK (Japan)	303,000	3,529,474
		12,612,760

Engineering & Construction (0.6%)
Daito Trust Construction Co., Ltd. (Japan)	79,800	3,499,876

Financial (1.7%)
Citigroup, Inc.	84,472	3,845,165
Fannie Mae	157,700	7,068,114
		10,913,279

Food (0.6%)
Groupe Danone (France)	37,358	4,037,394

Gaming & Lottery (0.6%)
Greek Organization of Football Prognostics (OPAP) SA (Greece)	128,290	3,996,249

Health Care Services (1.6%)
Cardinal Health, Inc.	91,500	5,804,760
HCA, Inc. (S)	83,476	4,000,170
		9,804,930

Homebuilding (1.0%)
NVR, Inc. (NON)	6,924	6,127,394

Household Furniture and Appliances (0.5%)
Whirlpool Corp.	40,000	3,030,800

Insurance (3.6%)
ACE, Ltd. (Bermuda)	134,150	6,314,441
American International Group, Inc.	136,300	8,445,148
Zurich Financial Services AG (Switzerland)	45,103	7,716,046
		22,475,635

Investment Banking/Brokerage (1.8%)
Bear Stearns Cos., Inc. (The)	33,800	3,709,550
Lehman Brothers Holdings, Inc.	66,500	7,745,920
		11,455,470

Lodging/Tourism (0.4%)
Royal Caribbean Cruises, Ltd.	64,900	2,803,680

Machinery (1.2%)
Fanuc, Ltd. (Japan)	65,800	5,330,427
SMC Corp. (Japan)	14,500	1,933,419
		7,263,846

Manufacturing (1.7%)
SKF AB Class B (Sweden)	562,640	7,354,010
ThyssenKrupp AG (Germany)	162,300	3,404,356
		10,758,366

Medical Technology (1.5%)
Becton, Dickinson and Co.	57,800	3,030,454
Nobel Biocare Holding AG (Switzerland)	16,385	3,877,279
Straumann Holding AG (Switzerland)	10,015	2,694,314
		9,602,047

Metals (0.5%)
Arcelor (Luxembourg)	139,089	3,262,893

Office Equipment & Supplies (1.1%)
Canon, Inc. (Japan)	126,500	6,842,967

Oil & Gas (11.4%)
Burlington Resources, Inc.	53,600	4,358,752
Canadian Natural Resources, Ltd. (Canada)	186,160	8,423,166
Chevron Corp.	81,100	5,249,603
Exxon Mobil Corp.	334,843	21,275,924
Marathon Oil Corp.	127,800	8,809,254
Nippon Mining Holdings, Inc. (Japan)	714,500	5,674,638
Petroleo Brasileiro SA ADR (Brazil) (S)	93,800	6,705,762
Valero Energy Corp.	94,700	10,706,782
		71,203,881

Pharmaceuticals (7.6%)
Astellas Pharma, Inc. (Japan)	113,500	4,276,783
Daiichi Sankyo Co., Ltd. (Japan) (NON)	154,000	3,159,636
GlaxoSmithKline PLC (United Kingdom)	233,954	5,967,591
Johnson & Johnson	280,700	17,762,696
Pfizer, Inc.	120,700	3,013,879
Roche Holding AG (Switzerland)	74,505	10,393,358

Takeda Pharmaceutical Co., Ltd. (Japan)	48,200	2,875,327
		47,449,270

Photography/Imaging (0.6%)
Xerox Corp. (NON) (S)	262,581	3,584,231

Power Producers (0.4%)
AES Corp. (The) (NON) (S)	172,300	2,830,889

Real Estate (0.3%)
Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)	158,200	1,612,058

Restaurants (0.8%)
McDonald's Corp.	147,300	4,933,077

Retail (3.6%)
Abercrombie & Fitch Co. Class A	42,700	2,128,595
AutoZone, Inc. (NON)	36,490	3,037,793
Dixons Group PLC (United Kingdom)	1,333,030	3,548,785
Hennes & Mauritz AB Class B (Sweden)	110,950	3,970,038
Lowe's Cos., Inc.	83,831	5,398,716
Michaels Stores, Inc.	134,900	4,459,794
		22,543,721

Schools (0.5%)
Apollo Group, Inc. Class A (NON) (S)	44,100	2,927,799

Semiconductor (0.6%)
Lam Research Corp.	127,500	3,884,925

Shipping (0.2%)
Orient Overseas International, Ltd. (Hong Kong)	293,000	1,095,327

Software (2.3%)
Adobe Systems, Inc.	93,300	2,785,005
Microsoft Corp. (SEG)	242,200	6,231,806
Oracle Corp. (NON)	437,900	5,425,581
		14,442,392

Telecommunications (4.3%)
France Telecom SA (France)	150,109	4,321,239
NII Holdings, Inc. (NON) (S)	52,500	4,433,625
Sprint Nextel Corp.	302,000	7,181,560
Vodafone Group PLC (United Kingdom)	4,284,446	11,178,666

		27,115,090

Telephone (2.3%)
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	1,927,800	3,317,580
Koninklijke (Royal) KPN NV (Netherlands)	586,798	5,277,092
Koninklijke (Royal) KPN NV 144A (Netherlands)	207,051	1,862,016
TDC A/S (Denmark)	67,680	3,652,585
		14,109,273

Tobacco (3.5%)
Altria Group, Inc.	183,221	13,505,220
Japan Tobacco, Inc. (Japan)	546	8,624,603
		22,129,823

Toys (0.7%)
Sankyo Co., Ltd. (Japan)	79,400	4,190,011

Water Utilities (0.7%)
Veolia Environnement (France)	100,002	4,232,595

Total common stocks (cost $535,999,274)		$613,215,088

SHORT-TERM INVESTMENTS (4.6%)(a)

	Principal amount/shares	Value
Putnam Prime Money Market Fund (e)	13,441,384	$13,441,384
Short-term investments held as collateral for loaned securities with yields ranging from 3.20% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)	$15,544,428	15,529,650

Total short-term investments (cost $28,971,034)		$28,971,034

TOTAL INVESTMENTS

Total investments (cost $564,970,308) (b)		$642,186,122

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $102,463,016) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$30,309,995	$29,663,165	10/19/05	$646,830
British Pound	29,129,766	30,237,321	12/21/05	(1,107,555)
Canadian Dollar	16,968,343	16,337,186	10/19/05	631,157
Euro	6,161,301	6,298,038	12/21/05	(136,737)
Japanese Yen	1,716,013	1,748,318	11/16/05	(32,305)
Norwegian Krone	11,421,437	11,861,408	12/21/05	(439,971)
Swedish Krona	1,553,107	1,561,010	12/21/05	(7,903)
Swiss Franc	4,582,432	4,756,570	12/21/05	(174,138)

Total				$(620,622)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $82,132,770) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$149,893	$149,694	10/19/05	$(199)
British Pound	8,305	8,290	12/21/05	(15)
Canadian Dollar	6,584,009	6,360,348	10/19/05	(223,661)
Euro	41,149,300	41,728,249	12/21/05	578,949
Japanese Yen	8,847,476	9,011,424	11/16/05	163,948
Mexican Peso	2,874,264	2,840,045	10/19/05	(34,219)
Norwegian Krone	3,069,703	3,195,325	12/21/05	125,622
Swedish Krona	4,765,629	4,911,674	12/21/05	146,045
Swiss Franc	13,548,883	13,927,721	12/21/05	378,838

Total				$1,135,308

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
Dow Jones Euro Stoxx 50 (Long)	40	$1,656,840	Dec-05	$47,618
New Financial Times Stock Exchange 100 Index (Long)	13	1,261,199	Dec-05	27,899
S&P 500 Index (Long)	21	6,480,075	Dec-05	78,122
Tokyo Price Index (Long)	11	1,367,234	Dec-05	123,332

Total				$276,971

NOTES

(a)	Percentages indicated are based on net assets of $626,995,005.

(b)	The aggregate identified cost on a tax basis is $571,376,899, resulting in gross unrealized appreciation and depreciation of
$84,819,312 and $14,010,089, respectively, or net unrealized appreciation of $70,809,223.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2005.

(R)	Real Estate Investment Trust.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $15,034,623. The fund received cash collateral of $15,529,650 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC
("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime
Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $266,745 for the period ended September 30, 2005. During the period ended
September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated
$149,186,904 and $159,947,839, respectively.

At September 30, 2005, liquid assets totaling $33,268,105 have been designated as collateral for open forward contracts and future contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2005: (as a percentage of Portfolio Value)

Belgium	1.6%
Bermuda	1.0
Brazil	1.1
Canada	1.3
China	0.7
Denmark	0.6
Finland	0.8
France	4.8
Germany	2.1
Greece	0.7
Hong Kong	0.7
Ireland	1.1
Italy	1.0
Japan	9.9
Luxembourg	0.5
Netherlands	1.1
South Korea	1.4
Spain	1.3
Sweden	1.8
Switzerland	4.6
Taiwan	1.2
United Kingdom	8.0
United States	52.7
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (99.2%)(a)
	Shares	Value

Aerospace and Defense (3.2%)
Boeing Co. (The)	636,500	$43,250,175
Lockheed Martin Corp.	1,338,800	81,720,352
United Technologies Corp.	487,000	25,246,080
		150,216,607

Airlines (0.2%)
Southwest Airlines Co.	575,900	8,552,115

Automotive (0.1%)
Lear Corp. (S)	162,100	5,506,537

Banking (6.8%)
Bank of America Corp.	3,895,200	163,987,920
Commerce Bancorp, Inc. (S)	166,800	5,119,092
State Street Corp.	99,300	4,857,756
U.S. Bancorp	3,262,500	91,611,000
Wells Fargo & Co.	858,400	50,276,488
		315,852,256

Beverage (1.6%)
Coca-Cola Co. (The)	1,290,500	55,736,695
Coca-Cola Enterprises, Inc.	928,300	18,101,850
PepsiCo, Inc.	34,300	1,945,153
		75,783,698

Building Materials (1.7%)
Masco Corp.	2,031,200	62,317,216
Sherwin Williams Co.	405,000	17,848,350
		80,165,566

Cable Television (0.3%)
Comcast Corp. Class A (NON) (S)	517,000	15,189,460

Chemicals (2.2%)
Dow Chemical Co. (The) (S)	762,900	31,790,043
E.I. du Pont de Nemours & Co.	736,500	28,848,705
Hercules, Inc. (NON)	328,640	4,015,981
Huntsman Corp. (NON) (S)	730,000	14,271,500
PPG Industries, Inc. (S)	386,000	22,847,340
		101,773,569

Commercial and Consumer Services (1.0%)
Cendant Corp.	2,265,400	46,757,856

Communications Equipment (0.9%)
Cisco Systems, Inc. (NON)	2,280,200	40,883,986

Computers (2.4%)
Hewlett-Packard Co.	3,334,210	97,358,932
Sun Microsystems, Inc. (NON)	4,001,200	15,684,704
		113,043,636

Conglomerates (4.7%)
General Electric Co.	3,677,000	123,804,590
Tyco International, Ltd.	3,453,400	96,177,190
		219,981,780

Consumer Finance (2.9%)
Capital One Financial Corp.	702,200	55,838,944
Countrywide Financial Corp.	1,884,000	62,134,320
Providian Financial Corp. (NON)	1,092,400	19,313,632
		137,286,896

Consumer Goods (3.1%)
Avon Products, Inc.	1,168,000	31,536,000
Estee Lauder Cos., Inc. (The) Class A	500,000	17,415,000
Procter & Gamble Co. (The) (S)	1,571,000	93,411,660
		142,362,660

Consumer Services (0.1%)
Service Corporation International	385,100	3,192,479

Containers (0.1%)
Owens-Illinois, Inc. (NON)	210,260	4,335,561

Electric Utilities (3.7%)
Dominion Resources, Inc. (S)	267,300	23,025,222
Entergy Corp. (S)	353,800	26,294,416
Exelon Corp.	683,600	36,531,584
FPL Group, Inc.	309,600	14,736,960
Great Plains Energy, Inc. (S)	108,400	3,242,244
PG&E Corp.	1,528,700	60,001,475
Sierra Pacific Resources (NON)	582,000	8,642,700
		172,474,601

Electronics (1.9%)
Intel Corp.	1,590,200	39,198,430
Motorola, Inc. (S)	2,139,600	47,263,764
		86,462,194

Energy (0.6%)
Pride International, Inc. (NON)	479,000	13,656,290
Weatherford International, Ltd. (NON)	193,000	13,251,380
		26,907,670

Financial (6.6%)
Citigroup, Inc.	3,884,100	176,804,232
Fannie Mae	1,049,100	47,020,662
Freddie Mac	878,500	49,600,110
MGIC Investment Corp.	160,300	10,291,260
PMI Group, Inc. (The)	258,000	10,286,460
Radian Group, Inc. (S)	210,000	11,151,000
		305,153,724

Food (0.6%)
General Mills, Inc.	135,800	6,545,560
Tyson Foods, Inc. Class A (S)	1,096,200	19,786,410
		26,331,970

Forest Products and Packaging (1.0%)
Smurfit-Stone Container Corp. (NON) (S)	344,100	3,564,876
Weyerhaeuser Co.	604,600	41,566,250
		45,131,126

Gaming & Lottery (--%)
GTECH Holdings Corp.	36,100	1,157,366

Health Care Services (4.4%)
AmerisourceBergen Corp.	330,100	25,516,730
Cardinal Health, Inc.	793,500	50,339,640
CIGNA Corp.	331,700	39,094,162
Express Scripts, Inc. (NON) (S)	372,200	23,150,840
HCA, Inc.	584,800	28,023,616
Humana, Inc. (NON)	485,000	23,221,800
McKesson Corp.	345,100	16,374,995
		205,721,783

Homebuilding (0.6%)
Lennar Corp.	490,200	29,294,352

Household Furniture and Appliances (0.9%)
Whirlpool Corp.	537,400	40,718,798

Insurance (8.0%)

ACE, Ltd. (Bermuda)	1,669,900	78,602,193
American International Group, Inc.	1,964,800	121,739,008
Chubb Corp. (The)	560,000	50,148,000
Genworth Financial, Inc. Class A	169,020	5,449,205
Hartford Financial Services Group, Inc. (The)	493,200	38,060,244
MetLife, Inc. (S)	962,200	47,946,426
St. Paul Travelers Cos., Inc. (The)	155,900	6,995,233
XL Capital, Ltd. Class A (Bermuda)	355,500	24,184,665
		373,124,974

Investment Banking/Brokerage (2.6%)
Goldman Sachs Group, Inc. (The)	329,000	39,999,820
Lehman Brothers Holdings, Inc.	217,100	25,287,808
Merrill Lynch & Co., Inc. (S)	105,700	6,484,695
Morgan Stanley (S)	921,900	49,727,286
		121,499,609

Leisure (0.9%)
Brunswick Corp.	1,087,000	41,012,510

Lodging/Tourism (0.5%)
Royal Caribbean Cruises, Ltd.	538,800	23,276,160

Machinery (0.5%)
Cummins, Inc. (S)	16,600	1,460,634
Parker-Hannifin Corp. (S)	348,500	22,412,035
		23,872,669

Manufacturing (0.7%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	800,200	30,591,646

Media (1.0%)
Time Warner, Inc.	145,200	2,629,572
Walt Disney Co. (The)	1,776,700	42,871,771
		45,501,343

Medical Technology (0.7%)
Becton, Dickinson and Co.	661,000	34,656,230

Metals (1.2%)
Alcoa, Inc.	1,722,100	42,053,682
United States Steel Corp.	343,200	14,534,520
		56,588,202

Natural Gas Utilities (0.4%)
Sempra Energy	329,900	15,525,094
Southern Union Co. (NON)	197,875	5,099,239
		20,624,333

Oil & Gas (11.4%)
Amerada Hess Corp. (S)	406,200	55,852,500
Apache Corp.	323,000	24,296,060
Burlington Resources, Inc.	365,100	29,689,932
Chevron Corp.	2,001,600	129,563,568
ConocoPhillips	182,600	12,765,566
Devon Energy Corp.	567,300	38,939,472
Exxon Mobil Corp.	2,775,390	176,348,281
Marathon Oil Corp.	788,200	54,330,626
Valero Energy Corp.	60,500	6,840,130
		528,626,135

Pharmaceuticals (6.7%)
Abbott Laboratories	561,000	23,786,400
Johnson & Johnson	1,617,700	102,368,056
Pfizer, Inc.	5,804,800	144,945,856
Wyeth	898,600	41,578,222
		312,678,534

Photography/Imaging (1.1%)
Xerox Corp. (NON)	3,798,700	51,852,255

Publishing (0.4%)

R. R. Donnelley & Sons Co. (S)	521,400	19,328,298

Railroads (1.1%)
Canadian National Railway Co. (Canada)	172,500	12,245,775
Norfolk Southern Corp.	927,800	37,631,568
		49,877,343

Regional Bells (0.7%)
SBC Communications, Inc. (S)	93,900	2,250,783
Verizon Communications, Inc.	999,200	32,663,848
		34,914,631

Restaurants (1.5%)
McDonald's Corp.	2,023,700	67,773,713

Retail (4.1%)
AutoZone, Inc. (NON) (S)	66,100	5,502,823
Best Buy Co., Inc.	739,150	32,175,200
Home Depot, Inc. (The)	1,830,900	69,830,526
Limited Brands, Inc.	148,500	3,033,855
Office Depot, Inc. (NON)	1,095,700	32,542,290
Rite Aid Corp. (NON)	4,986,700	19,348,396
Supervalu, Inc.	859,800	26,756,977
		189,190,067

Software (1.1%)
Oracle Corp. (NON)	4,079,000	50,538,810

Telecommunications (0.5%)
Sprint Nextel Corp. (S)	1,055,800	25,106,924

Tobacco (2.5%)
Altria Group, Inc.	1,607,000	118,451,970

Total common stocks (cost $3,574,074,777)		$4,619,324,602

SHORT-TERM INVESTMENTS (1.9%)(a)
	Principal amount/shares	Value
Putnam Prime Money Market Fund (e)	23,790,315	$23,790,315
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)	$66,027,393	65,955,353

Total short-term investments (cost $89,745,668)		$89,745,668

TOTAL INVESTMENTS

Total investments (cost $3,663,820,445) (b)		$4,709,070,270

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $59,975) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Lennar Corp. (Put)	$35,065	Oct 05/$54.71	$21,463

NOTES

(a)	Percentages indicated are based on net assets of $4,655,866,444.

(b)	The aggregate identified cost on a tax basis is $3,799,440,775, resulting in gross unrealized appreciation and depreciation of $1,030,304,427 and $120,674,932, respectively, or net unrealized appreciation of $909,629,495.

(NON) Non-income-producing security.

(S)      Securities on loan, in part or in entirety, at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $64,008,561. The fund received cash collateral of $65,955,353 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $261,162 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $533,960,899 and $537,721,891, respectively.

At September 30, 2005, liquid assets totaling $1,918,406 have been designated as collateral for open written options.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (100.0%)(a)
	Shares	Value

Aerospace and Defense (3.7%)
L-3 Communications Holdings, Inc.	7,900	$624,653
Lockheed Martin Corp.	10,400	634,816
United Technologies Corp.	17,000	881,280
		2,140,749

Airlines (0.6%)
Southwest Airlines Co.	24,000	356,400

Banking (3.5%)
Commerce Bancorp, Inc.	27,900	856,251
U.S. Bancorp	42,400	1,190,592
		2,046,843

Beverage (1.5%)
Coca-Cola Co. (The)	20,000	863,800

Biotechnology (1.9%)
Amgen, Inc. (NON)	13,800	1,099,446

Building Materials (1.6%)
Masco Corp.	20,400	625,872
Sherwin Williams Co.	7,500	330,525
		956,397

Commercial and Consumer Services (4.8%)
Cendant Corp.	28,500	588,240
eBay, Inc. (NON)	25,900	1,067,080
Google, Inc. Class A (NON)	1,000	316,460
Yahoo!, Inc. (NON)	24,500	829,080
		2,800,860

Communications Equipment (2.6%)
Cisco Systems, Inc. (NON)	82,900	1,486,397

Computers (6.6%)
Apple Computer, Inc. (NON)	16,900	906,009
Dell, Inc. (NON)	46,100	1,576,620
EMC Corp. (NON)	79,500	1,028,730
NCR Corp. (NON)	9,800	312,718
		3,824,077

Conglomerates (1.1%)
Tyco International, Ltd.	23,800	662,830

Consumer Finance (7.5%)
Capital One Financial Corp.	13,500	1,073,520
Countrywide Financial Corp.	38,500	1,269,730
MBNA Corp.	82,400	2,030,336
		4,373,586

Consumer Goods (0.5%)
Avon Products, Inc.	11,500	310,500

Electronics (3.0%)
Freescale Semiconductor, Inc. Class B (NON)	12,995	306,422
Intel Corp.	40,200	990,930
Texas Instruments, Inc.	12,700	430,530
		1,727,882

Financial (1.3%)
Fannie Mae	17,200	770,904

Health Care Services (6.3%)
Cardinal Health, Inc.	12,300	780,312
Express Scripts, Inc. (NON)	8,900	553,580
HCA, Inc.	11,400	546,288
Humana, Inc. (NON)	4,400	210,672
Medco Health Solutions, Inc. (NON)	7,900	433,157
UnitedHealth Group, Inc.	20,400	1,146,480
		3,670,489

Homebuilding (1.2%)
NVR, Inc. (NON)	775	685,836

Insurance (5.5%)
ACE, Ltd. (Bermuda)	11,100	522,477
American International Group, Inc.	33,200	2,057,072
Everest Re Group, Ltd. (Barbados)	6,600	646,140
		3,225,689

Investment Banking/Brokerage (2.8%)
Bear Stearns Cos., Inc. (The)	3,400	373,150
Goldman Sachs Group, Inc. (The)	4,900	595,742
Lehman Brothers Holdings, Inc.	5,800	675,584
		1,644,476

Leisure (0.7%)
Harley-Davidson, Inc.	7,800	377,832

Lodging/Tourism (0.8%)
Royal Caribbean Cruises, Ltd.	10,500	453,600

Machinery (1.0%)
Cummins, Inc.	2,900	255,171
Parker-Hannifin Corp.	5,400	347,274
		602,445

Manufacturing (0.4%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	5,700	217,911

Medical Technology (2.3%)
Baxter International, Inc.	11,500	458,505
Becton, Dickinson and Co.	9,500	498,085
St. Jude Medical, Inc. (NON)	8,300	388,440
		1,345,030

Oil & Gas (10.3%)
Amerada Hess Corp.	4,900	673,750
Devon Energy Corp.	8,800	604,032
Exxon Mobil Corp.	37,900	2,408,166
Marathon Oil Corp.	10,300	709,979
Occidental Petroleum Corp.	7,200	615,096
Valero Energy Corp.	8,500	961,010
		5,972,033

Pharmaceuticals (5.8%)
Johnson & Johnson	28,500	1,803,480
Pfizer, Inc.	45,600	1,138,632
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	12,200	407,724
		3,349,836

Power Producers (0.5%)
AES Corp. (The) (NON)	19,100	313,813

Publishing (1.3%)
McGraw-Hill Companies, Inc. (The)	9,000	432,360
R. R. Donnelley & Sons Co.	9,000	333,630
		765,990

Railroads (0.1%)
Norfolk Southern Corp.	1,600	64,896

Restaurants (2.2%)

McDonald's Corp.	18,200	609,518
Yum! Brands, Inc.	13,700	663,217
		1,272,735

Retail (8.4%)
Abercrombie & Fitch Co. Class A	7,600	378,860
Best Buy Co., Inc.	15,250	663,833
Coach, Inc. (NON)	11,200	351,232
Home Depot, Inc. (The)	22,200	846,708
Lowe's Cos., Inc.	11,300	727,720
Michaels Stores, Inc.	13,900	459,534
Office Depot, Inc. (NON)	8,500	252,450
Staples, Inc.	43,400	925,288
Whole Foods Market, Inc.	2,000	268,900
		4,874,525

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	4,700	312,033

Semiconductor (0.9%)
Applied Materials, Inc.	29,300	496,928

Software (4.2%)
Adobe Systems, Inc.	17,800	531,330
Citrix Systems, Inc. (NON)	10,400	261,456
McAfee, Inc. (NON)	9,200	289,064
Mercury Interactive Corp. (NON)	7,300	289,080
Oracle Corp. (NON)	53,700	665,343
Symantec Corp. (NON)	16,800	380,688
		2,416,961

Technology Services (1.1%)
Fair Isaac Corp.	6,600	295,680
Fiserv, Inc. (NON)	7,800	357,786
		653,466

Telecommunications (1.0%)
Sprint Nextel Corp.	23,482	558,402

Tobacco (2.5%)
Altria Group, Inc.	19,700	1,452,087
TOTAL INVESTMENTS

Total investments (cost $52,196,835) (b)		$58,147,684

NOTES

(a)	Percentages indicated are based on net assets of $58,152,480.

(b)	The aggregate identified cost on a tax basis is $54,322,273, resulting in gross unrealized appreciation and depreciation of
$5,573,362 and $1,747,951, respectively, or net unrealized appreciation of $3,825,411.

(NON)	Non-income-producing security.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New
York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

                        Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

                        Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

                        Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees.
                        Such valuations and procedures are reviewed periodically by the Trustees.

                        For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the
                        Securities and Exchange Commission's Web site, www.sec.gov, or visit  Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Health Sciences Fund

The fund's portfolio
9/30/05 (Unaudited)

COMMON STOCKS (99.6%)(a)

	Shares	Value

Biotechnology (18.7%)
Amgen, Inc. (NON) (S)	329,000	$26,211,430
Amylin Pharmaceuticals, Inc. (NON) (S)	75,500	2,626,645
Basilea Pharmaceutical 144A (Switzerland) (NON)	5,000	539,219
Biogen Idec, Inc. (NON)	152,200	6,008,856
Chiron Corp. (NON)	30,600	1,334,772
Genentech, Inc. (NON)	199,500	16,799,895
Genzyme Corp. (NON)	66,400	4,756,896
Idenix Pharmaceuticals, Inc. (NON) (S)	22,600	567,260
MedImmune, Inc. (NON)	117,800	3,963,970
Neurocrine Biosciences, Inc. (NON)	26,000	1,278,940
Nexia Biotechnologies, Inc. (Canada)	1,100	147
Nexia Biotechnologies, Inc. 144A (Canada) (NON)	23,800	3,179
		64,091,209

Health Care Services (18.2%)
AmerisourceBergen Corp. (S)	88,000	6,802,400
Cardinal Health, Inc.	246,100	15,612,584
Caremark Rx, Inc. (NON)	22,200	1,108,446
CIGNA Corp.	37,200	4,384,392
Community Health Systems, Inc. (NON) (S)	28,600	1,109,966
Coventry Health Care, Inc. (NON)	35,100	3,019,302
HCA, Inc. (S)	170,200	8,155,984
Health Management Associates, Inc. Class A (S)	168,900	3,964,083
Medco Health Solutions, Inc. (NON)	39,900	2,187,717
Omnicare, Inc.	35,200	1,979,296
Quest Diagnostics, Inc.	42,600	2,153,004
Triad Hospitals, Inc. (NON)	74,600	3,377,142
WellPoint, Inc. (NON)	113,000	8,567,660
		62,421,976

Medical Technology (16.3%)
Baxter International, Inc.	145,800	5,813,046
Beckman Coulter, Inc. (S)	24,200	1,306,316
Becton, Dickinson and Co.	78,800	4,131,484
Boston Scientific Corp. (NON)	164,400	3,842,028
C.R. Bard, Inc.	35,300	2,330,859
Charles River Laboratories International, Inc. (NON)	51,700	2,255,154
Edwards Lifesciences Corp. (NON)	24,400	1,083,604
Medtronic, Inc.	265,600	14,241,472
Nobel Biocare Holding AG (Switzerland)	12,500	2,957,949
Nobel Biocare Holding AG (Switzerland)	250	58,462
PerkinElmer, Inc.	72,500	1,476,825
Respironics, Inc. (NON)	23,200	978,576
St. Jude Medical, Inc. (NON)	221,900	10,384,920
Synthes, Inc. (Switzerland)	42,600	5,003,988
		55,864,683

Other (0.3%)
Health Care Select Sector SPDR Fund	32,800	1,028,280

Pharmaceuticals (46.1%)
Abbott Laboratories	245,000	10,388,000
Astellas Pharma, Inc. (Japan)	129,000	4,860,837
Aurobindo Pharma, Ltd. (India)	60,529	490,197
Barr Pharmaceuticals, Inc. (NON)	83,400	4,580,328
Cephalon, Inc. (NON) (S)	26,000	1,206,920
Daiichi Sankyo Co., Ltd. (Japan)	233,000	4,780,489
Eli Lilly Co.	234,300	12,539,736
GlaxoSmithKline PLC ADR (United Kingdom) (S)	204,200	10,471,375
Johnson & Johnson	443,400	28,058,351
Matrix Laboratories, Ltd. (India)	101,800	426,754
Mylan Laboratories, Inc.	192,100	3,699,846
Novartis AG (Switzerland)	391,900	19,961,390
Par Pharmaceutical Cos., Inc. (NON) (S)	44,200	1,176,604
Pfizer, Inc.	519,000	12,959,430
Roche Holding AG (Switzerland)	122,512	17,090,277
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	116,300	3,886,746
Wyeth	469,500	21,723,765

		158,301,045

Total common stocks (cost $269,753,784)		$341,707,193
SHORT-TERM INVESTMENTS (7.5%)(a)
	Principal amount	Value
Putnam Prime Money Market Fund (e)	$6,420,346	$6,420,346
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates
ranging from October 3, 2005 to November 1, 2005 (d)	$19,213,288	19,192,325

Total short-term investments (cost $25,612,671)		$25,612,671

TOTAL INVESTMENTS

Total investments (cost $295,366,455)(b)		$367,319,864

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $34,003,654) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$908,436	$879,819	10/19/05	$28,617
British Pound	11,984,922	12,459,656	12/21/05	(474,734)
Canadian Dollar	710,298	676,783	10/19/05	33,515
Danish Krone	1,618,467	1,670,854	12/21/05	(52,387)
Euro	12,887,156	13,406,412	12/21/05	(519,256)
Japanese Yen	4,836,449	4,910,130	11/16/05	(73,681)

Total				$(1,057,926)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $26,636,891) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation
Swiss Franc	$22,603,482	$23,555,797	12/21/05	$952,315
Japanese Yen	3,031,061	3,081,094	11/16/05	50,033

Total				$1,002,348

NOTES

(a)	Percentages indicated are based on net assets of $343,036,717.

(b)	The aggregate identified cost on a tax basis is $2,301,112,650, resulting in gross unrealized appreciation and depreciation of $71,654,834 and $5,447,620, respectively, or net unrealized appreciation of $66,207,214.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $18,607,412. The fund received cash collateral of $19,192,325 which is pooled with collateral of other Putnam funds into 20 issues of high-
grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC
("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime
Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $198,277 for the period ended September 30, 2005. During the period ended
September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $62,849,927 and $65,356,026, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2005: (as a percentage of Portfolio Value)

Other	0.3%
Israel	1.1
Japan	2.8
Switzerland	13.3
United Kingdom	3.1
United States	79.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio

9/30/05 (Unaudited)
CORPORATE BONDS AND NOTES (88.8%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.2%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,035,000	$1,081,575

Automotive (4.2%)
Affinia Group, Inc. 144A sr. sub. notes 9s, 2014		555,000	432,900
ArvinMeritor, Inc. notes 8 3/4s, 2012		535,000	524,300
Dana Corp. notes 10 1/8s, 2010		315,000	322,875
Dana Corp. notes 9s, 2011		1,925,000	1,982,750
Dana Corp. notes 7s, 2029		170,000	129,458
Delco Remy International, Inc. company guaranty 11s, 2009		400,000	262,000
Delphi Corp. notes 6.55s, 2006		1,090,000	801,150
Delphi Corp. notes 6 1/2s, 2013		1,185,000	793,950
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		942,000	838,380
Ford Motor Co. notes 7.45s, 2031		2,330,000	1,817,400
Ford Motor Credit Corp. bonds 7 3/8s, 2011		2,510,000	2,400,830
Ford Motor Credit Corp. notes 7 7/8s, 2010		3,795,000	3,692,952
General Motors Acceptance Corp. bonds 8s, 2031		4,950,000	4,322,187
Meritor Automotive, Inc. notes 6.8s, 2009		770,000	735,350
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		985,000	992,388
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		2,425,000	2,709,938
TRW Automotive Inc. sr. sub. notes 11s, 2013		2,030,000	2,288,825
			25,047,633

Basic Materials (9.1%)
AK Steel Corp. company guaranty 7 3/4s, 2012		650,000	599,625
ALROSA Finance SA 144A company guaranty 8 7/8s, 2014
(Luxembourg)		1,190,000	1,410,150
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		1,025,000	1,140,313
Century Aluminum Co. company guaranty 7 1/2s, 2014		625,000	643,750
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		1,930,000	2,036,150
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	430,000	528,214
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	525,000	696,176
Compass Minerals Group, Inc. company guaranty 10s, 2011		$655,000	707,400
Compass Minerals International, Inc. sr. disc. notes stepped-
coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		535,000	446,725
Compass Minerals International, Inc. sr. notes stepped-coupon
zero % (12 3/4s, 12/15/07), 2012 (STP)		2,275,000	2,002,000
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A,
zero % (10s, 10/1/09), 2014 (STP)		790,000	560,900
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		3,230,000	3,488,400
Georgia-Pacific Corp. bonds 7 3/4s, 2029		625,000	670,313
Georgia-Pacific Corp. company guaranty 8 7/8s, 2010		535,000	596,525
Georgia-Pacific Corp. debs. 7.7s, 2015		875,000	965,781
Georgia-Pacific Corp. sr. notes 8s, 2024		1,155,000	1,273,388
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		1,470,000	1,635,375
Hercules, Inc. company guaranty 6 3/4s, 2029		1,480,000	1,450,400
Huntsman Advanced Materials, LLC sec. FRN 11.82s, 2008		95,000	99,275
Huntsman Advanced Materials, LLC sec. notes 11s, 2010		55,000	61,600

Huntsman International, LLC company guaranty 10 1/8s, 2009		1,465,000	1,501,625
Huntsman, LLC company guaranty 11 5/8s, 2010		519,000	592,958
Huntsman, LLC company guaranty 11 1/2s, 2012		408,000	466,140
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		1,620,000	1,656,450
ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011		1,550,000	1,670,125
Ispat Inland ULC sec. notes 9 3/4s, 2014 (Canada)		630,000	730,800
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		725,000	681,500
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		75,000	67,500
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	1,041,434	1,098,518
Lyondell Chemical Co. bonds 11 1/8s, 2012		$140,000	156,100
Lyondell Chemical Co. company guaranty 9 1/2s, 2008		1,085,000	1,136,538
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		1,950,000	2,047,500
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		1,960,000	1,969,800
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	70,000	90,419
Millennium America, Inc. company guaranty 9 1/4s, 2008		$1,840,000	1,978,000
Nalco Co. sr. notes 7 3/4s, 2011	EUR	140,000	180,753
Nalco Co. sr. sub. notes 9s, 2013	EUR	675,000	880,437
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,920,000	1,970,400
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)		1,175,000	1,148,563
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)	EUR	270,000	335,656
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		780,000	741,000

Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)		2,990,000	2,825,550
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		477,515	501,391
PQ Corp. 144A company guaranty 7 1/2s, 2013		445,000	431,650
Rockwood Specialties Group, Inc. company guaranty 7 5/8s,
2014	EUR	800,000	996,707

Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014		$300,000	291,000
SGL Carbon Luxembourg SA 144A sr. notes 8 1/2s, 2012
(Luxembourg)	EUR	520,000	685,471
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$1,125,000	1,192,500
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		289,803	286,905
Stone Container Corp. sr. notes 9 3/4s, 2011		570,000	575,700
Stone Container Corp. sr. notes 8 3/8s, 2012		1,255,000	1,192,250
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		325,000	289,250
Tembec Industries, Inc. company guaranty 8 1/2s, 2011
(Canada)		162,000	105,705
Tembec Industries, Inc. company guaranty 7 3/4s, 2012
(Canada)		445,000	282,575
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013		425,000	442,000
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		910,000	975,975
United States Steel Corp. sr. notes 9 3/4s, 2010		286,000	313,885
United States Steel, LLC sr. notes 10 3/4s, 2008		654,000	735,750
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		92,426	73,941
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		179,183	143,346
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (F) (DEF)		370,000	37
			54,454,830

Beverage (0.1%)
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008		685,000	719,250
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		70,000	73,850
			793,100

Broadcasting (3.2%)
British Sky Broadcasting PLC company guaranty 8.2s, 2009
(United Kingdom)		770,000	854,503
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013		974,000	1,062,878
DirecTV Holdings, LLC 144A sr. notes 6 3/8s, 2015		2,690,000	2,669,825
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In
default)		6,832,000	34,160
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,630,000	1,613,700
Echostar DBS Corp. sr. notes 6 3/8s, 2011		2,660,000	2,636,725
Emmis Communications Corp. sr. notes FRN 9.745s, 2012		880,000	886,600
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		2,510,000	2,296,650
Gray Television, Inc. company guaranty 9 1/4s, 2011		595,000	641,113
LIN Television Corp. 144A sr. sub. notes 6 1/2s, 2013		250,000	237,500
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		2,565,000	2,734,931
Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011		690,000	724,500
Sirius Satellite Radio, Inc. 144A sr. notes 9 5/8s, 2013		1,265,000	1,214,400
Young Broadcasting, Inc. company guaranty 10s, 2011		1,242,000	1,173,690
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		735,000	652,313
			19,433,488

Building Materials (0.6%)
Associated Materials, Inc. company guaranty 9 3/4s, 2012		625,000	604,688
Building Materials Corp. company guaranty 8s, 2008		640,000	649,600
Owens Corning bonds 7 1/2s, 2018 (In default)		525,000	418,688
Owens Corning notes 7 1/2s, 2006 (In default)		1,245,000	996,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s,
2014		1,370,000	1,260,400
			3,929,376

Cable Television (2.8%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In
default)		290,000	216,050
Adelphia Communications Corp. sr. notes 10 1/4s, 2006 (In
default)		130,000	96,200
Adelphia Communications Corp. sr. notes 9 3/8s, 2009 (In
default)		80,000	61,200
Adelphia Communications Corp. sr. notes 7 7/8s, 2009 (In
default)		140,000	101,500
Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In
default)		755,000	562,475

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014		865,000	817,425
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,065,000	1,033,050
CCH I Holdings LLC 144A company guaranty stepped-coupon
zero %, 2015 (STP)		95,000	60,325
CCH I Holdings LLC 144A company guaranty stepped-coupon
zero %, 2014 (STP)		180,000	128,700
CCH I LLC 144A secd. notes 11s, 2015		4,383,000	4,273,425

Charter Communications Holdings, LLC/Capital Corp. sr. notes
11 1/8s, 2011		1,475,000	1,135,750
Charter Communications Holdings, LLC/Capital Corp. sr. notes
10s, 2011		2,040,000	1,499,400
CSC Holdings, Inc. debs. 7 5/8s, 2018		450,000	420,750
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		810,000	795,825
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		1,495,000	1,412,775
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s,
2014 (Germany)		1,420,000	1,569,100
Quebecor Media, Inc. sr. disc. notes stepped-coupon zero % (13
3/4s, 7/15/06), 2011 (Canada) (STP)		380,000	387,600
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)		1,630,000	1,782,813
Videotron Ltee company guaranty 6 7/8s, 2014 (Canada)		265,000	271,956

			16,626,319

Capital Goods (7.2%)
AEP Industries, Inc. sr. unsub. 7 7/8s, 2013		610,000	605,425
Allied Waste North America, Inc. company guaranty Ser. B, 8
1/2s, 2008		2,240,000	2,335,200
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		1,490,000	1,624,100
Argo-Tech Corp. sr. notes 9 1/4s, 2011		1,160,000	1,229,600
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		415,000	452,350
BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		170,000	178,500
Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,585,000	1,688,025
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		770,000	673,750
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		950,000	942,875
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	250,000	321,416
Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)		$1,865,000	2,042,175
Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		1,710,000	1,983,600
Decrane Aircraft Holdings Co. company guaranty zero %, 2008
(acquired 7/23/04, cost $1,400,750) (RES)		4,270,000	2,049,600
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		1,795,000	1,929,625
Goodman Global Holding Co., Inc. 144A sr. notes 6.41s, 2012		285,000	278,588
Goodman Global Holding Co., Inc. 144A sr. sub. notes 7 7/8s,
2012		1,075,000	972,875
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		395,000	391,050
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		1,205,000	1,197,469
L-3 Communications Corp. company guaranty 7 5/8s, 2012		640,000	672,000
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,500,000	1,492,500
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		1,510,000	1,521,325
Legrand SA debs. 8 1/2s, 2025 (France)		2,580,000	3,096,000
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		357,000	398,948
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	315,000	418,085
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$415,000	429,525
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		730,000	715,400
Mueller Group, Inc. sr. sub. notes 10s, 2012		510,000	540,600
Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14
3/4s, 4/15/09), 2014 (STP)		1,025,000	748,250
Owens-Brockway Glass company guaranty 8 7/8s, 2009		75,000	78,938
Owens-Brockway Glass company guaranty 8 1/4s, 2013		1,035,000	1,076,400
Owens-Brockway Glass company guaranty 7 3/4s, 2011		525,000	546,000
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		1,125,000	1,215,000
Owens-Illinois, Inc. debs. 7.8s, 2018		925,000	929,625
Polypore, Inc. notes 8 3/4s, 2012	EUR	335,000	371,535
Polypore, Inc. sr. sub. notes 8 3/4s, 2012		$595,000	523,600
Ray Acquisition sr. notes 9 3/8s, 2015 (France)	EUR	835,000	1,053,902
Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008		$795,000	830,775
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		845,000	741,488
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		1,455,000	1,287,675
TD Funding Corp. company guaranty 8 3/8s, 2011		900,000	942,750
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		510,000	545,700
Terex Corp. company guaranty 9 1/4s, 2011		360,000	387,000
Terex Corp. company guaranty 7 3/8s, 2014		162,000	163,620
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		1,285,000	1,371,738

			42,994,602

Commercial and Consumer Services (0.6%)
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United
Kingdom)		525,000	551,906
Coinmach Corp. sr. notes 9s, 2010		1,690,000	1,723,800
Muzak LLC/Muzak Finance Corp sr. notes 10s, 2009		1,335,000	1,114,725

			3,390,431

Communication Services (8.5%)
Alamosa Delaware, Inc. company guaranty 12s, 2009		511,000	565,933
Alamosa Delaware, Inc. company guaranty 11s, 2010		687,000	774,593
Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012		685,000	731,238
American Cellular Corp. company guaranty 9 1/2s, 2009		385,000	419,650
American Cellular Corp. sr. notes Ser. B, 10s, 2011		865,000	942,850
American Tower Corp. sr. notes 7 1/2s, 2012		735,000	779,100
American Towers, Inc. company guaranty 7 1/4s, 2011		2,430,000	2,581,875

Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In
default)	1,039,038	33,769
AT&T Corp. sr. notes 9 3/4s, 2031	3,575,000	4,526,844
Centennial Cellular Operating Co., LLC company guaranty 10
1/8s, 2013	715,000	804,375
Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028	290,000	268,975
Cincinnati Bell, Inc. company guaranty 7s, 2015	520,000	501,800
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014	845,000	832,325
Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023	785,000	741,825
Citizens Communications Co. notes 9 1/4s, 2011	1,840,000	2,019,400
Citizens Communications Co. sr. notes 6 1/4s, 2013	1,595,000	1,531,200
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)	815,000	843,525
Dobson Cellular Systems sec. notes 9 7/8s, 2012	575,000	629,625

Dobson Communications Corp. 144A sr. notes FRN 8.1s, 2012	530,000	522,713
Eircom Funding company guaranty Ser. US$, 8 1/4s, 2013
(Ireland)	505,000	547,925
Globix Corp. company guaranty 11s, 2008 (PIK)	249,138	234,813
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United
Kingdom)	1,168,000	1,203,040
Inmarsat Finance PLC company guaranty stepped-coupon zero
% (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)	1,765,000	1,447,300
Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)	1,565,000	1,596,300
Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)	745,000	749,656
iPCS, Inc. sr. notes 11 1/2s, 2012	580,000	669,900
IWO Holdings, Inc. sec. FRN 7.349s, 2012	195,000	202,800
Level 3 Financing, Inc. company guaranty 10 3/4s, 2011	1,210,000	1,011,863
Madison River Capital Corp. sr. notes 13 1/4s, 2010	659,000	701,835
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013	440,000	467,039
Nextel Communications, Inc. sr. notes Ser. F, 5.95s, 2014	4,095,000	4,191,916
Nextel Partners, Inc. sr. notes 12 1/2s, 2009	72,000	77,400
Nextel Partners, Inc. sr. notes 8 1/8s, 2011	2,340,000	2,527,200
Qwest Communications International, Inc. company guaranty 8s,
2014	1,785,000	1,695,750
Qwest Corp. notes 8 7/8s, 2012	3,515,000	3,840,138
Qwest Corp. 144A sr. notes 7 5/8s, 2015	1,075,000	1,097,844
Qwest Services Corp. sec. notes 14s, 2014	720,000	873,000
Qwest Services Corp. sec. notes 13 1/2s, 2010	1,085,000	1,242,325
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)	745,000	899,588
Rogers Wireless Communications, Inc. sec. notes 7 1/2s, 2015
(Canada)	630,000	665,438
Rogers Wireless Communications, Inc. sr. sub. notes 8s, 2012
(Canada)	790,000	834,438
Rural Cellular Corp. sr. notes 9 7/8s, 2010	405,000	425,250
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	590,000	595,900
SBA Communications Corp. sr. notes 8 1/2s, 2012	550,000	598,125
SBA Telecommunications, Inc./SBA Communications Corp. sr.
disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011
(STP)	1,092,000	990,990
Syniverse Technologies, Inc. 144A sr. sub. notes 7 3/4s, 2013	565,000	569,238
U S West, Inc. debs. 7 1/4s, 2025	555,000	517,538
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty 7 3/4s, 2015	570,000	552,900
		51,079,064

Consumer (0.8%)
Jostens IH Corp. company guaranty 7 5/8s, 2012	2,560,000	2,585,600
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	2,180,000	2,316,250
		4,901,850

Consumer Goods (1.7%)
Church & Dwight Co., Inc. company guaranty 6s, 2012	1,035,000	1,009,125
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	665,000	676,638
Playtex Products, Inc. company guaranty 9 3/8s, 2011	1,805,000	1,883,969
Playtex Products, Inc. sec. notes 8s, 2011	1,520,000	1,592,200
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	1,408,000	1,443,200
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	1,395,000	1,325,250
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	480,000	494,400
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	1,875,000	1,687,500
		10,112,282

Consumer Services (0.3%)
Brand Services, Inc. company guaranty 12s, 2012	1,165,000	1,227,619
United Rentals (North America), Inc. company guaranty 6 1/2s,
2012	575,000	554,875
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	162,000	156,330
		1,938,824

Energy (8.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,750,000	2,805,000

Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	1,205,000	1,307,425
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	1,090,000	1,117,250

CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)	830,000	850,750
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	514,000	547,410
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014	500,000	533,750
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,395,000	1,485,675
Chesapeake Energy Corp. sr. notes 7s, 2014	625,000	656,250
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	1,007,500
Dresser, Inc. company guaranty 9 3/8s, 2011	1,260,000	1,335,600
Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014	612,000	634,950
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	495,000	492,525
Encore Acquisition Co. 144A sr. sub. notes 6s, 2015	1,643,000	1,601,925
Exco Resources, Inc. company guaranty 7 1/4s, 2011	1,870,000	1,935,450
Forest Oil Corp. company guaranty 7 3/4s, 2014	650,000	690,625
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,342,575
Forest Oil Corp. sr. notes 8s, 2008	295,000	313,438

Grant Prideco Escrow, Inc. 144A sr. unsecd. notes 6 1/8s, 2015	515,000	520,150
Hanover Compressor Co. sr. notes 9s, 2014	730,000	811,213
Hanover Compressor Co. sr. notes 8 5/8s, 2010	495,000	533,363
Hanover Compressor Co. sub. notes zero %, 2007	1,080,000	972,000
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	350,000	371,875
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)	1,350,000	1,333,125

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	555,000	550,838
Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014	1,495,000	1,427,725
KCS Energy, Inc. sr. notes 7 1/8s, 2012	715,000	732,875
Key Energy Services, Inc. sr. notes 6 3/8s, 2013	1,200,000	1,194,000
Massey Energy Co. sr. notes 6 5/8s, 2010	1,810,000	1,846,200
Newfield Exploration Co. sr. notes 7 5/8s, 2011	1,380,000	1,507,650
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	1,620,000	1,684,800
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,235,000	1,216,475
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	985,814	1,029,619
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7
1/8s, 2014	755,000	783,313
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,490,000	1,478,825
Petroleum Geo-Services notes 10s, 2010 (Norway)	1,130,000	1,265,600
Pemex Project Funding Master Trust company guaranty 8 5/8s,
2022	320,000	391,200
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014	1,535,000	1,615,588

Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	1,605,000	1,733,400
Pogo Producing Co. 144A sr. sub. notes 6 7/8s, 2017	1,260,000	1,277,325
Pride International, Inc. sr. notes 7 3/8s, 2014	1,865,000	2,025,856
Seabulk International, Inc. company guaranty 9 1/2s, 2013	1,140,000	1,282,500
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s,
2013	1,425,000	1,161,375
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014	790,000	776,175
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	660,000	706,200
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011	285,000	297,113
Whiting Petroleum Corp. 144A sr. sub. notes 7s, 2014	1,005,000	1,017,563
		50,202,039

Entertainment (1.3%)
AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012	550,000	529,375
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	1,566,000	1,378,080
Cinemark USA, Inc. sr. sub. notes 9s, 2013	1,205,000	1,244,163
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s,
3/15/07), 2014 (STP)	2,915,000	2,040,500
Marquee Holdings, Inc. sr. disc. notes stepped-coupon zero %,
2014 (STP)	525,000	315,000
Six Flags, Inc. sr. notes 8 7/8s, 2010	895,000	886,050
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010	550,000	570,625
Universal City Florida Holding Co. sr. notes FRN 8.443s, 2010	780,000	809,250
		7,773,043

Financial (1.1%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	575,000	590,813
E*Trade Finance Corp. sr. notes 8s, 2011	1,875,000	1,935,938
Finova Group, Inc. notes 7 1/2s, 2009	1,903,560	742,388
UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008
(Jersey)	935,000	972,400
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	630,000	655,988
Western Financial Bank sub. debs. 9 5/8s, 2012	1,320,000	1,518,000
		6,415,527

Food (1.0%)
Archibald Candy Corp. company guaranty 10s, 2007 (In default)
(F) (PIK)	198,474	42,275
Dean Foods Co. sr. notes 6 5/8s, 2009	1,410,000	1,452,300

Del Monte Corp. sr. sub. notes 8 5/8s, 2012		1,030,000	1,107,250
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015		775,000	778,875
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		2,015,000	1,904,175
United Biscuits Finance company guaranty 10 5/8s, 2011 (United
Kingdom)	EUR	490,000	634,997
			5,919,872

Gaming & Lottery (3.3%)
Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009		$665,000	710,719
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,020,000	1,099,050
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		300,000	315,375
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		595,000	597,231
Harrah's Operating Co., Inc. company guaranty 8s, 2011		515,000	575,824
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		1,065,000	1,158,188
MGM Mirage, Inc. company guaranty 6s, 2009		1,735,000	1,713,313
Mirage Resorts, Inc. debs. 7 1/4s, 2017		410,000	420,250
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		1,805,000	1,949,400
Park Place Entertainment Corp. sr. notes 7s, 2013		920,000	997,803
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008		770,000	842,188
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010		1,825,000	1,925,375
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015		490,000	480,200
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		1,765,000	1,765,000
Resorts International Hotel and Casino, Inc. company guaranty
11 1/2s, 2009		1,125,000	1,260,000
Scientific Games Corp. company guaranty 6 1/4s, 2012		1,390,000	1,383,050
Station Casinos, Inc. sr. notes 6s, 2012		480,000	479,400
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		995,000	1,008,681
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge.
6 5/8s, 2014		1,340,000	1,281,375
			19,962,422

Health Care (6.3%)
Alderwoods Group, Inc. company guaranty 7 3/4s, 2012		1,055,000	1,107,750
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		1,285,000	1,288,213
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012		775,000	786,625
DaVita, Inc. company guaranty 7 1/4s, 2015		830,000	841,413
DaVita, Inc. company guaranty 6 5/8s, 2013		415,000	420,188
Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s,
2011 (Ireland)		715,000	629,200

Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010		645,000	686,925
Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014		600,000	591,000
HCA, Inc. debs. 7.19s, 2015		1,465,000	1,513,924
HCA, Inc. notes 8.36s, 2024		670,000	718,830
HCA, Inc. notes 7s, 2007		175,000	178,854
HCA, Inc. notes 6 3/8s, 2015		520,000	514,463
HCA, Inc. notes 5 3/4s, 2014		555,000	529,010
HCA, Inc. sr. notes 7 7/8s, 2011		225,000	241,162
Healthsouth Corp. notes 7 5/8s, 2012		2,505,000	2,335,913
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		630,000	666,225
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12
1/4s, 8/15/08), 2012 (STP)		1,810,000	1,149,350
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,305,000	1,285,425

PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009		1,438,000	1,556,635
Psychiatric Solutions, Inc. 144A sr. sub. notes 7 3/4s, 2015		1,265,000	1,306,113
Service Corp. International debs. 7 7/8s, 2013		688,000	729,280
Service Corp. International notes 6 1/2s, 2008		210,000	213,150
Service Corp. International notes 6s, 2005		149,000	149,000
Service Corp. International notes Ser. *, 7.7s, 2009		480,000	504,000
Service Corp. International 144A sr. notes 7s, 2017		450,000	454,500
Service Corp. International 144A sr. notes 6 3/4s, 2016		1,495,000	1,502,475
Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013		1,830,000	1,738,500
Tenet Healthcare Corp. notes 7 3/8s, 2013		725,000	686,938
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		2,590,000	2,706,550
Tenet Healthcare Corp. sr. notes 6 1/2s, 2012		845,000	787,963
Triad Hospitals, Inc. sr. notes 7s, 2012		1,405,000	1,443,638
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		2,495,000	2,526,188
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011
(Canada)		1,585,000	1,624,625
US Oncology, Inc. company guaranty 9s, 2012		1,115,000	1,204,200
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		1,320,000	1,405,800

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		545,000	618,575
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		395,000	396,975

Ventas Realty LP/Capital Corp. 144A sr. notes 6 3/4s, 2010 (R)		520,000	527,800
			37,567,375

Homebuilding (2.5%)
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		740,000	778,850
D.R. Horton, Inc. company guaranty 8s, 2009		230,000	246,646

D.R. Horton, Inc. sr. notes 7 7/8s, 2011	350,000	383,250
D.R. Horton, Inc. sr. notes 6 7/8s, 2013	525,000	553,875
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	1,520,000	1,485,181

K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012	1,120,000	1,181,600

K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014	750,000	713,251
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014	545,000	524,455
KB Home company guaranty 5 7/8s, 2015	810,000	766,526
KB Home sr. notes 5 3/4s, 2014	795,000	753,241
Meritage Homes Corp. company guaranty 6 1/4s, 2015	570,000	521,550
Meritage Homes Corp. sr. notes 7s, 2014	375,000	360,938
Schuler Homes, Inc. company guaranty 10 1/2s, 2011	725,000	783,000
Standard Pacific Corp. sr. notes 7 3/4s, 2013	1,605,000	1,617,038
Standard Pacific Corp. sr. notes 7s, 2015	625,000	596,875
Standard Pacific Corp. sr. notes 6 7/8s, 2011	100,000	97,750
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012	875,000	920,938
Technical Olympic USA, Inc. company guaranty 9s, 2010	195,000	201,825
Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015	785,000	710,425
WCI Communities, Inc. company guaranty 10 5/8s, 2011	475,000	507,063
WCI Communities, Inc. company guaranty 9 1/8s, 2012	1,335,000	1,381,725
		15,086,002

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	2,130,000	2,140,650

Lodging/Tourism (1.8%)
FelCor Lodging LP company guaranty 9s, 2008 (R)	505,000	549,188

HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)	323,000	327,038
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)	510,000	543,150
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	1,640,000	1,662,550
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	1,190,000	1,261,400
MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)	735,000	765,319
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7
7/8s, 2012	560,000	610,400
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7
3/8s, 2007	705,000	727,031
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015	1,010,000	1,095,850
Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005	1,195,000	1,196,494
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	2,420,000	2,335,300
		11,073,720

Media (0.5%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,370,000	1,370,000
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	690,000	621,000
Warner Music Group sr. sub. notes 7 3/8s, 2014	1,000,000	1,002,500
		2,993,500

Other (1.0%)
Lehman Brothers HY 144A sec. FRN Ser. 2005*1, 7.651s, 2015
(TRAINS (Targeted Return Index)	5,685,366	5,791,966

Publishing (4.0%)

American Media, Inc. company guaranty Ser. B, 10 1/4s, 2009	1,475,000	1,438,125
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	4,120,304	4,372,673
Cenveo Corp, sr. sub. notes 7 7/8s, 2013	790,000	762,350
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8
1/2s, 2010	1,865,000	1,972,238
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	965,000	759,938
Dex Media, Inc. notes 8s, 2013	1,660,000	1,705,650
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	1,645,000	1,743,700
Mail-Well I Corp. company guaranty 9 5/8s, 2012	610,000	649,650
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	1,495,000	1,566,013
PRIMEDIA, Inc. sr. notes 8s, 2013	1,475,000	1,486,063
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	790,000	748,525
R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s,
2010	1,745,000	1,871,513
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s,
2012	870,000	976,575
R.H. Donnelley, Inc. company guaranty 8 7/8s, 2010	240,000	257,400
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011	815,000	827,225
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	2,005,000	1,974,925
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	1,400,000	1,190,000
		24,302,563

Restaurants (0.4%)
Domino's, Inc. sr. sub. notes 8 1/4s, 2011	1,006,000	1,056,300

Sbarro, Inc. company guaranty 11s, 2009	1,631,000	1,622,845
		2,679,145

Retail (3.0%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	885,000	840,750
Autonation, Inc. company guaranty 9s, 2008	1,710,000	1,846,800
Bear Creek Corp. 144A sr. notes 9s, 2013	575,000	595,125
GSC Holdings Corp. 144A company guaranty 8s, 2012	1,260,000	1,253,700
JC Penney Co., Inc. debs. 7.95s, 2017	1,980,000	2,296,800
JC Penney Co., Inc. debs. 7 1/8s, 2023	1,055,000	1,160,500
JC Penney Co., Inc. notes 9s, 2012	200,000	234,500
JC Penney Co., Inc. notes 8s, 2010	50,000	54,625
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	790,000	803,825
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	950,000	945,250
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	1,245,000	1,101,825
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015	2,185,000	2,190,463
Rite Aid Corp. company guaranty 9 1/2s, 2011	1,025,000	1,086,500
Rite Aid Corp. company guaranty 7 1/2s, 2015	785,000	749,675
Rite Aid Corp. debs. 6 7/8s, 2013	70,000	59,325
Rite Aid Corp. sr. notes 9 1/4s, 2013	810,000	773,550
Toys R Us, Inc. notes 7 5/8s, 2011	840,000	764,400
United Auto Group, Inc. company guaranty 9 5/8s, 2012	1,170,000	1,216,800
		17,974,413

Technology (3.8%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	1,995,000	2,044,875
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	842,000	719,910
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	555,000	566,100
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	1,265,000	1,261,838
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	1,570,000	1,672,050
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	620,000	651,000
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	1,815,000	1,706,100
Lucent Technologies, Inc. debs. 6 1/2s, 2028	130,000	112,450
Lucent Technologies, Inc. debs. 6.45s, 2029	1,330,000	1,163,750
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	690,000	479,550
SCG Holding Corp. 144A notes zero %, 2011	660,000	1,108,800
Seagate Technology Hdd Holdings company guaranty 8s, 2009
(Cayman Islands)	580,000	618,425

SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015	1,256,000	1,271,700

SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013	1,456,000	1,508,780
UGS Corp. company guaranty 10s, 2012	1,325,000	1,450,875
Unisys Corp. sr. notes 8s, 2012	625,000	614,063
Xerox Capital Trust I company guaranty 8s, 2027	895,000	928,563
Xerox Corp. notes Ser. MTN, 7.2s, 2016	910,000	991,900
Xerox Corp. sr. notes 7 5/8s, 2013	1,710,000	1,816,875
Xerox Corp. sr. notes 6 7/8s, 2011	1,870,000	1,954,150

		22,641,754

Textiles (1.0%)
Levi Strauss & Co. sr. notes 12 1/4s, 2012	1,705,000	1,884,025
Levi Strauss & Co. sr. notes 9 3/4s, 2015	1,805,000	1,841,100
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	860,000	894,400
Russell Corp. company guaranty 9 1/4s, 2010	1,110,000	1,129,425
		5,748,950

Tire & Rubber (0.7%)
Cooper-Standard Automotive, Inc. company guaranty 8 3/8s,
2014	470,000	394,800

Cooper-Standard Automotive, Inc. company guaranty 7s, 2012	155,000	141,825
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	370,000	381,100
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	1,820,000	1,760,850
Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008	405,000	400,950
Goodyear Tire & Rubber Co. (The) 144A sr. notes 9s, 2015	1,265,000	1,246,025
		4,325,550

Transportation (0.9%)
American Airlines, Inc. pass-through certificates Ser. 01-1,
6.817s, 2011	225,000	206,438

Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	1,785,000	1,374,450
Kansas City Southern Railway Co. company guaranty 9 1/2s,
2008	2,130,000	2,332,350
Kansas City Southern Railway Co. company guaranty 7 1/2s,
2009	340,000	356,150
Navistar International Corp. company guaranty 6 1/4s, 2012	815,000	774,250

Navistar International Corp. company guaranty Ser. B, 9 3/8s,
2006	255,000	260,738
		5,304,376

Utilities & Power (8.1%)
AES Corp. (The) sr. notes 8 7/8s, 2011	162,000	175,770
AES Corp. (The) sr. notes 8 3/4s, 2008	32,000	33,840
AES Corp. (The) 144A sec. notes 9s, 2015	1,455,000	1,600,500
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	1,490,000	1,631,550
Allegheny Energy Supply 144A bonds 8 1/4s, 2012	995,000	1,119,375
ANR Pipeline Co. debs. 9 5/8s, 2021	590,000	726,904
CMS Energy Corp. sr. notes 8.9s, 2008	1,500,000	1,621,875
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	478,375
CMS Energy Corp. sr. notes 7 3/4s, 2010	345,000	370,875
Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015	1,350,000	1,309,415
DPL, Inc. sr. notes 6 7/8s, 2011	1,371,000	1,477,253
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	2,215,000	2,469,725
Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s,
2010	810,000	803,925
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s,
2016	1,130,000	1,120,113
Edison Mission Energy sr. notes 10s, 2008	500,000	553,750
Edison Mission Energy sr. notes 9 7/8s, 2011	25,000	29,625
El Paso CGP Co. notes 7 3/4s, 2010	415,000	423,300
El Paso Corp. sr. notes 8.05s, 2030	1,280,000	1,299,200
El Paso Corp. sr. notes 7 3/8s, 2012	735,000	738,675
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	890,000	892,225
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	411,701

El Paso Production Holding Co. company guaranty 7 3/4s, 2013	2,580,000	2,696,100
Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6
3/4s, 2014	1,240,000	1,184,200
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	2,440,000	2,717,540
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	1,485,000	1,748,578
Monongahela Power Co. 1st mtge. 6.7s, 2014	740,000	815,850
National Power Corp. 144A foreign government guaranty FRN
8.073s, 2011 (Philippines)	580,000	588,700
Nevada Power Co. 2nd mtge. 9s, 2013	594,000	659,712
Northwestern Corp. sec. notes 5 7/8s, 2014	740,000	747,575
NRG Energy, Inc. company guaranty 8s, 2013	2,720,195	2,897,000
Orion Power Holdings, Inc. sr. notes 12s, 2010	1,240,000	1,494,200
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007	1,115,000	1,140,088
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	995,000	1,042,641
Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012	290,000	295,075
Sierra Pacific Resources sr. notes 8 5/8s, 2014	1,790,000	1,973,028
Teco Energy, Inc. notes 7.2s, 2011	335,000	355,100
Teco Energy, Inc. notes 7s, 2012	525,000	553,875
Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015	85,000	89,038
Tennessee Gas Pipeline Co. debs. 7s, 2028	140,000	138,905
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	500,000	538,851
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes
6 7/8s, 2014	1,415,000	1,439,753
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	1,250,000	1,360,928
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011
(Canada)	1,550,000	1,631,375
Utilicorp United, Inc. sr. notes 9.95s, 2011	755,000	847,488
Williams Cos, Inc. 144A notes 6 3/8s, 2010	435,000	439,350
Williams Cos., Inc. (The) notes 8 3/4s, 2032	270,000	318,600
Williams Cos., Inc. (The) notes 7 3/4s, 2031	695,000	752,338
Williams Cos., Inc. (The) notes 7 5/8s, 2019	1,000,000	1,082,500
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In
default) (F)	663,765	55,358
		48,891,717

Total corporate bonds and notes (cost $524,776,502)		$532,577,958

SENIOR LOANS (2.5%)(a)(c)

	Principal amount	Value

Basic Materials (0.1%)
Graphic Packaging Corp. bank term loan FRN Ser. C, 6.035s,
2010	$136,882	$138,833
Hercules, Inc. bank term loan FRN Ser. B, 5.306s, 2010	344,750	348,025
Nalco Co. bank term loan FRN Ser. B, 5.813s, 2010	114,449	116,166

St. Mary's Cement Corp. bank term loan FRN Ser. B, 5.49s, 2009	98,500	99,916
		702,940

Beverage (0.2%)

Constellation Brands, Inc. bank term loan FRN Ser. B, 5.299s,
2011	782,778	792,856

Capital Goods (0.1%)
AGCO Corp. bank term loan FRN 5.42s, 2008	136,600	138,393
Amsted Industries, Inc. bank term loan FRN 6.14s, 2010	180,144	182,921
Invensys, PLC bank term loan FRN Ser. B-1, 6.881s, 2009
(United Kingdom)	81,873	82,487
Mueller Group, Inc. bank term loan FRN 6.372s, 2011	117,620	118,208
Solo Cup Co. bank term loan FRN 5.679s, 2011	123,125	123,340
Transdigm, Inc. bank term loan FRN Ser. C, 5.8s, 2010	49,127	49,782
		695,131

Communication Services (0.2%)
Alaska Communications Systems Group, Inc. bank term loan
FRN Ser. B, 5.49s, 2012	1,000,000	1,013,542
Consolidated Communications Holdings bank term loan FRN Ser.
D, 5.926s, 2011	98,750	99,738
PanAmSat Corp. bank term loan FRN Ser. B1, 6.107s, 2010	69,473	70,360
Qwest Communications International, Inc. bank term loan FRN
Ser. A, 8.53s, 2007	58,500	60,328
SBA Communications Corp. bank term loan FRN Ser. D, 6.002s,
2008	99,000	99,619
		1,343,587

Consumer Cyclicals (0.4%)
Federal Mogul Corp. bank term loan FRN Ser. A, 5.93s, 2006	555,000	519,203
Federal Mogul Corp. bank term loan FRN Ser. B, 6.18s, 2006	1,285,000	1,204,045
Hayes Lemmerz International, Inc. bank term loan FRN 7.007s,
2009	106,350	106,160
Landsource, Inc. bank term loan FRN Ser. B, 6 1/4s, 2010	100,000	100,625

TRW Automotive, Inc. bank term loan FRN Ser. B, 5 1/4s, 2010	74,903	75,636
		2,005,669

Consumer Staples (0.5%)
Affinity Group Holdings bank term loan FRN Ser. B1, 6.784s,
2009	25,599	25,823

Affinity Group Holdings bank term loan FRN Ser. B2, 6.67s, 2009	63,999	64,559
AMF Bowling Worldwide bank term loan FRN Ser. B, 6.741s,
2009	87,072	87,725
Century Cable Holdings bank term loan FRN 8 3/4s, 2009	1,090,000	1,081,047
Charter Communications PLC bank term loan FRN Ser. B, 6.93s,
2011 (United Kingdom)	197,255	198,060
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.496s, 2012	22,996	23,233
Mediacom Communications Corp. bank term loan FRN Ser. B,
6s, 2012	992,500	1,007,542
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 8
3/4s, 2010	640,000	635,315
		3,123,304

Energy (-%)
Dresser, Inc. bank term loan FRN 6.91s, 2010	150,000	152,250

Entertainment (-%)
Six Flags, Inc. bank term loan FRN Ser. B, 6.364s, 2009	44,706	45,113

Financial (0.2%)
General Growth Properties, Inc. bank term loan FRN Ser. B,
5.67s, 2008 (R)	993,591	1,007,206

Food (-%)

Pinnacle Foods Holding Corp. bank term loan FRN 6.758s, 2010	166,390	168,210

Health Care (0.1%)
Beverly Enterprises, Inc. bank term loan FRN 6.241s, 2008	122,500	122,653
Community Health Systems, Inc. bank term loan FRN Ser. B,
5.61s, 2011	99,000	100,258
Concentra bank term loan FRN 6.03s, 2009	180,777	181,681
Fisher Scientific International, Inc. bank term loan FRN Ser. B,
4.99s, 2011	98,750	99,429

Hanger Orthopedic Group, Inc. bank term loan FRN 7 3/4s, 2009	98,000	99,593

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 5.24s, 2011	69,346	70,155
		673,769

Household Furniture and Appliances (-%)
Sealy Mattress Co. bank term loan FRN Ser. D, 5.572s, 2012	73,483	74,241

Media (0.1%)
Warner Music Group bank term loan FRN Ser. B, 5.7s, 2011	393,676	397,858

Publishing (-%)
Dex Media West, LLC/Dex Media Finance Co. bank term loan
FRN Ser. B, 5.471s, 2010	150,407	151,118

Tire & Rubber (-%)
Goodyear Tire & Rubber Co. (The) bank term loan FRN 6.32s,
2010	250,000	252,969

Utilities & Power (0.4%)
El Paso Corp. bank term loan FRN 3.24s, 2009	500,000	505,000
El Paso Corp. bank term loan FRN Ser. B, 6.438s, 2009	826,560	835,744
NRG Energy, Inc. bank term loan FRN 3.49s, 2011	437,500	441,146
NRG Energy, Inc. bank term loan FRN Ser. B, 5.255s, 2011	559,688	564,351
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 6.025s,
2007	87,983	88,863

		2,435,104

Senior loans (0.2%)
Express Scripts, Inc. bank term loan FRN Ser. B, 5.241s, 2010	1,181,008	1,186,913

Total senior loans (cost $15,066,995)		$15,208,238

CONVERTIBLE PREFERRED STOCKS (1.5%)(a)

	Shares	Value

New Genworth Finance, Inc.$5.60 cv. pfd,	46,330	$1,470,978
Crown Castle International Corp. $3.125 cum. cv. pfd.	17,095	884,666
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	5,913	261,650
Freeport-McMoRan Copper & Gold, Inc. zero % cv. pfd.	267	294,902
Huntsman Corp. $2.50 cv. pfd. (S)	13,800	602,025
MetLife, Inc. Ser. B, $1.594 cv. pfd.	75,800	2,122,400
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	10,250	1,235,125
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)	196	784,000
Williams Cos., Inc. (The) 144A $2.75 cv. pfd.	13,000	1,509,625

Total convertible preferred stocks (cost $8,787,040)		$9,165,371

ASSET-BACKED SECURITIES (0.8%)(a)

	Principal amount	Value

CDO Repackaging Trust Series 144A Ser. 03-3, Class A, 9.49s,
2008	$880,000	$924,000
Denali Capital CLO III Ltd. FRN Ser. B-2L, 11.63s, 2015
(Cayman Islands)	370,000	385,725
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class
5A, 12.479s, 2015 (Cayman Islands)	880,000	906,400
Octagon Investment Parties VI, Ltd. FRN Ser. 03-6A, Class B2L,
11.82s, 2016 (Cayman Islands)	345,000	362,897
Providian Gateway Master Trust Ser. 02, Class B, PO, zero %,
2006	1,375,000	1,355,225
Verdi Synthetic CLO 144A Ser. 1A, Class E2, 11.15s, 2010	625,000	626,123

Total asset-backed securities (cost $4,212,864)		$4,560,370

COMMON STOCKS (0.7%)(a)

	Shares	Value

AMRESCO Creditor Trust (acquired 5/18/00, cost $217,950)
(F)(RES) (R) (NON)	1,922,000	$1,922
Birch Telecom, Inc. (F) (NON)	3,240	3
Comdisco Holding Co., Inc.	896	15,456
Compass Minerals International, Inc. (S)	1,101	25,323
Contifinancial Corp. Liquidating Trust Units	5,126,274	51,263
Covad Communications Group, Inc. (NON) (S)	29,846	31,637
Crown Castle International Corp. (NON)	2,626	64,678
Decrane Aircraft Holdings, Inc. (F) (NON)	11,167	11
Dobson Communications Corp. (NON)	3,545	27,226
Genesis HealthCare Corp. (NON)	3,109	125,355
iPCS, Inc. (NON)	28,193	1,172,829
Knology, Inc. (NON)	431	1,134
Knology, Inc. (Rights) (F) (NON)	431	62
Northwestern Corp. (S)	10,753	324,633

Regal Entertainment Group 144A (F)			44,910	899,996
Sterling Chemicals, Inc. (NON)			691	16,584
Sun Healthcare Group, Inc. (NON)			3,215	23,662
USA Mobility, Inc. (NON)			410	11,062
VFB LLC (acquired various dates from 1/21/00 to 12/08/03, cost
$1,601,579) (RES) (NON)			2,812,235	576,508
VS Holdings, Inc. (NON)			84,875	85
Washington Group International, Inc. (NON) (S)			9,947	536,044
WHX Corp. (NON)			36,673	403,403

Total common stocks (cost $15,839,539)				$4,308,876

PREFERRED STOCKS (0.7%)(a)

			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			8,000	$56,000
Doane Pet Care Co. $7.125 pfd.			14,720	1,383,680
Dobson Communications Corp. 13.00% pfd.			9	12,600
First Republic Capital Corp. 144A 10.50% pfd.			1,010	1,111,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)			132	897,600
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			453	563,985

Total preferred stocks (cost $2,965,131)				$4,024,865

CONVERTIBLE BONDS AND NOTES (0.6%)(a)

			Principal amount	Value

Cybernet Internet Services International, Inc. 144A cv. sr. disc.
notes 13s, 2009 (Canada) (In default)			$5,150,000	$52
Fairchild Semiconductor International, Inc. cv. company guaranty
5s, 2008			680,000	669,800
L-3 Communications Corp. 144A cv. bonds 3s, 2035			1,155,000	1,182,431
Lear Corp. cv. company guaranty zero %, 2022			640,000	287,200
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035			215,000	220,106
Titan International, Inc. cv. sr. notes 5 1/4s, 2009			530,000	632,025
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023			515,000	602,550

Total convertible bonds and notes (cost $7,857,359)				$3,594,164

FOREIGN GOVERNMENT BONDS AND NOTES (0.4%)(a)

			Principal amount	Value

Brazil (Federal Republic of) bonds 10 1/2s, 2014			$1,655,000	$2,002,550
Philippines (Republic of) bonds 9 1/2s, 2024			570,000	615,600

Total foreign government bonds and notes (cost $2,463,033)				$2,618,150

UNITS (0.3%)(a)

			Units	Value

Morrison Knudsen Corp. zero %, 2032			1,720,000	$116,100
XCL Equity Units zero % (F)			2,670	1,819,900

Total units (cost $5,631,014)				$1,936,000

WARRANTS (0.1%)(a)

	Expiration	Strike	Warrants	Value
	date	price
Dayton Superior Corp. 144A	6/15/09	.01	1,950	$1
Decrane Aircraft Holdings Co. Class B	6/30/00	116.00	1	1
		EUR
MDP Acquisitions PLC 144A	10/01/13	.001	432	12,096
Mikohn Gaming Corp. 144A	8/15/08	7.70	720	16,013
Pliant Corp. 144A	6/01/10	.01	850	9
TravelCenters of America, Inc. 144A	5/01/09	.001	1,140	1,425
Ubiquitel, Inc. 144A	4/15/10	22.74	3,450	1
Washington Group International, Inc. Ser. A	1/25/06	28.50	6,139	153,894
Washington Group International, Inc. Ser. B	1/25/06	31.74	7,016	153,147
Washington Group International, Inc. Ser. C	1/25/06	33.51	3,792	76,061

Total warrants (cost $302,099)				$412,648

COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)(a)
(cost $139,446)
			Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A, Class J,
5.45s, 2040			$155,000	$128,989

SHORT-TERM INVESTMENTS (0.6%)(a)
	Principal/amount	Value
	Share
Nordea Bank (Sweden) for an effective yield of 3.035%, December 30, 2005	$1,000,000	$999,626
Short-term investments held as collateral for loaned securities with yields ranging from
3.77% to 4.09% and due dates ranging from October 3, 2005 to November 1, 2005 (d)	1,424,915	1,423,360
Putnam Prime Money Market Fund (e)	$940,009	$940,009

Total short-term investments (cost $3,362,995)		$3,362,995
TOTAL INVESTMENTS
Total investments (cost $591,404,017)(b)		$581,898,624

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation
Euro	$8,761,101	$9,114,108	12/21/05	$353,007

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	appreciation/

Agreement with Lehman Brothers Special Financing, Inc. dated
October 9, 2003 to receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Lehman Brothers U.S. High
Yield Index and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR adjusted by a specified spread.	$8,537,552	5/1/06	$1,346,073

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Goldman Sachs Capital Markets, L.P. effective May 20, 2005, maturing on June
20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX 5 year Series 4 Index.	$11,430,000	$125,695

Agreement with Goldman Sachs Capital Markets, L.P. effective May 20, 2005, maturing on June 20, 2010, to receive quarterly 500 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 0-3%
tranche.	2,286,000	(1,041,044)

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	833,000	19,689

Agreement with JPMorgan Chase Bank, N.A. effective April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of
Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging L.P., 8
1/2, 2011.	650,000	19,433

Agreement with Morgan Stanley Capital Services, Inc. effective May 24, 2005, maturing on June
20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX 5 year Series 4 Index.	2,265,000	25,535

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive quarterly 500 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 0-3%
tranche.	453,000	(207,445)

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on September 20,
2010, to pay quarterly 460 basis points times the notional amount. Upon a credit default event of
General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par value and the then market value of General Motors
Acceptance Corp.	1,285,000	(24,402)

Total		$(1,082,539)

NOTES

(a)	Percentages indicated are based on net assets of $864,360,713.

(b)	The aggregate identified cost on a tax basis is $596,734,234, resulting in gross unrealized appreciation and depreciation of $23,978,519 and $38,814,129, respectively, or net unrealized depreciation of $14,835,610.

(c)	Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30,2005, the value of securities loaned amounted to $1,338,078. The fund received cash collateral of $1,423,360 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $398,517 for the period ended September 30,2005. During the period ended September 30,2005x, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $142,191,187 and $152,937,268, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2005.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30,2005 was $2,628,130 or 0.4% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

          At September 30, 2005, liquid assets totaling $14,044,552 have been designated as collateral for open swap contracts.

         144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2005, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund

The fund's portfolio
9/30/05 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (29.8%)(a)
	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s,
2029	$373,000	$379,274
Asset Securitization Corp. Ser. 96-MD6, Class A7, 8.291s, 2029	761,000	817,474
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	296,973
Ser. 05-4, Class XC, Interest Only (IO), 3.84s, 2045	34,298,000	257,235
Ser. 05-1, Class XW, IO, 0.161s, 2042	54,445,586	307,618
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 4.718s, 2018	63,000	63,448
FRB Ser. 04-BBA4, Class G, 4.468s, 2018	101,000	101,553
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.689s, 2014	188,000	188,023
FRN Ser. 02-FL2A, Class K1, 6.189s, 2014	100,000	100,230
FRB Ser. 05-BOCA, Class M, 5.868s, 2016	410,000	410,841
FRB Ser. 05-ESHA, Class K, 5.68s, 2020	681,000	681,000
FRB Ser. 05-BOCA, Class L, 5.468s, 2016	272,000	272,641
FRB Ser. 05-BOCA, Class K, 5.118s, 2016	200,000	200,410
FRB Ser. 05-BOCA, Class H, 4.718s, 2016	100,000	100,620
FRB Ser. 05-ESHA, Class G, 4.76s, 2020	341,000	341,000
Ser. 03-BBA2, Class X1A, IO, 0.646s, 2015	26,334,329	70,497
Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3,
5.436s, 2033	905,000	917,759
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 4.13s, 2035	865,301	864,263
Ser. 05-1A, IO, 0.775s, 2035	3,496,373	278,071
Ser. 04-3, IO, 0.775s, 2035	3,129,408	238,984
Ser. 04-2, IO, 0.72s, 2034	5,347,307	424,234
Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-PWR9, Class
X1, IO, 4.6s, 2042	25,742,000	254,403
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2,
Class F, 8.455s, 2032	412,000	478,075
Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	247,000	270,707
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,116,263
Ser. 98-1, Class G, 6.56s, 2030	515,745	546,473
Ser. 98-1, Class H, 6.34s, 2030	779,000	674,125
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3, Class XC, IO,
0.061s, 2043	47,914,766	507,223
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s,
2030	2,261,000	2,311,566
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	934,142
Ser. 98-C2, Class F, 5.44s, 2030	313,470	313,547
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 4.272s, 2034	653,000	661,358
Ser. 05-C6, Class XC, IO, 3.98s, 2044	25,138,000	170,938
Ser. 05-LP5, Class XC, IO, 0.047s, 2043	25,687,213	272,284
Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2033	115,000	118,809
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D, 5.612s, 2035	1,172,000	1,152,268
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s,
2035	371,000	396,428
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.768s, 2014	499,000	496,699
FRB Ser. 00-FL1A, Class D, 5.518s, 2009	256,738	255,454
FRB Ser. 05-TFLA, Class J, 4.718s, 2020	130,000	130,000
FRB Ser. 04-TF2A, Class J, 4.718s, 2016	278,000	277,999
FRB Ser. 05-TFLA, Class H, 4.518s, 2020	130,000	130,000
FRB Ser. 04-TF2A, Class H, 4.468s, 2019	278,000	277,999
Ser. 01-CK1, Class AY, IO, 0.905s, 2035	27,836,000	958,000
Ser. 03-C3, Class AX, IO, 0.37s, 2038	12,057,220	513,638
Ser. 05-C2, Class AX, IO, 0.076s, 2037	28,310,987	445,558
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	989,000	1,094,225
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,164,729
Ser. 98-CF2, Class B3, 6.04s, 2031	195,455	199,736
DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	871,454
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s,
2030	450,000	465,414
Fannie Mae
IFB Ser. 05-37, Class SU, 13.88s, 2035	1,532,320	1,774,165
IFB Ser. 04-10, Class QC, 13.28s, 2031	1,066,655	1,175,554
IFB Ser. 05-57, Class CD, 10.763s, 2035	682,727	739,269
IFB Ser. 05-74, Class CP, 10.707s, 2035	793,427	866,324
IFB Ser. 02-36, Class SJ, 10.55s, 2029	259,548	266,545

IFB Ser. 05-45, Class DA, 10.377s, 2035	1,509,197	1,633,677
Ser. 92-15, Class L, IO, 10.376s, 2022	186	2,073
IFB Ser. 05-74, Class DM, 10.34s, 2035	1,784,805	1,920,373
IFB Ser. 05-45, Class DC, 10.267s, 2035	1,064,860	1,148,020
Ser. 04-T3, Class PT1, 9.879s, 2044	562,402	613,462
IFB Ser. 05-74, Class SK, 9.598s, 2035	1,452,141	1,557,729
Ser. 02-T12, Class A4, 9 1/2s, 2042	154,216	165,650
Ser. 02-T4, Class A4, 9 1/2s, 2041	255,417	273,926
Ser. 02-T6, Class A3, 9 1/2s, 2041	323,229	346,049
IFB Ser. 05-74, Class CS, 9.488s, 2035	904,369	964,001
Ser. 03-W6, Class PT1, 9.37s, 2042	332,089	357,545
IFB Ser. 05-57, Class DC, 9.328s, 2034	1,241,115	1,325,302
IFB Ser. 04-79, Class SA, 9.295s, 2032	1,986,463	2,046,238
IFB Ser. 05-45, Class PC, 8.76s, 2034	636,755	671,821
IFB Ser. 03-87, Class SP, 8.168s, 2032	941,113	910,674
Ser. 00-42, Class B2, 8s, 2030	46,824	50,524
Ser. 00-17, Class PA, 8s, 2030	230,687	248,254
Ser. 00-18, Class PA, 8s, 2030	216,565	232,998
Ser. 00-19, Class PA, 8s, 2030	229,293	246,796
Ser. 00-20, Class PA, 8s, 2030	130,224	140,363
Ser. 00-21, Class PA, 8s, 2030	381,360	410,796
Ser. 00-22, Class PA, 8s, 2030	276,223	297,225
Ser. 97-37, Class PB, 8s, 2027	643,177	696,596
Ser. 97-13, Class TA, 8s, 2027	93,077	100,791
Ser. 97-21, Class PA, 8s, 2027	383,702	415,070
Ser. 97-22, Class PA, 8s, 2027	726,157	786,288
Ser. 97-16, Class PE, 8s, 2027	250,719	271,410
Ser. 97-25, Class PB, 8s, 2027	238,750	258,311
Ser. 95-12, Class PD, 8s, 2025	149,977	162,171
Ser. 95-5, Class A, 8s, 2025	178,123	193,033
Ser. 95-5, Class TA, 8s, 2025	43,063	46,803
Ser. 95-6, Class A, 8s, 2025	122,463	132,670
Ser. 95-7, Class A, 8s, 2025	153,826	166,810
Ser. 94-106, Class PA, 8s, 2024	234,673	254,553
Ser. 94-95, Class A, 8s, 2024	357,662	388,178
IFB Ser. 05-73, Class SA, 7.592s, 2035	802,389	796,496
Ser. 02-26, Class A2, 7 1/2s, 2048	1,023,196	1,081,853
Ser. 05-W3, Class 1A, 7 1/2s, 2045	2,039,427	2,170,987
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	1,658,294	1,759,180
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	438,347	465,050
Ser. 04-W14, Class 2A, 7 1/2s, 2044	206,421	218,884
Ser. 04-W8, Class 3A, 7 1/2s, 2044	1,930,847	2,049,893
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	1,004,868	1,066,378
Ser. 04-W2, Class 5A, 7 1/2s, 2044	2,635,865	2,798,221
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	1,608,996	1,705,799
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	566,280	600,608
Ser. 03-W1, Class 2A, 7 1/2s, 2042	299,493	315,894
Ser. 03-W4, Class 4A, 7 1/2s, 2042	185,778	196,144
Ser. 02-T18, Class A4, 7 1/2s, 2042	413,926	438,132
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,130,355	1,196,303
Ser. 02-T16, Class A3, 7 1/2s, 2042	1,884,272	1,993,732
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	537,215	568,774
Ser. 02-W6, Class 2A, 7 1/2s, 2042	1,341,656	1,417,721
Ser. 02-T12, Class A3, 7 1/2s, 2042	311,914	329,560
Ser. 02-W4, Class A5, 7 1/2s, 2042	4,058,324	4,290,688
Ser. 02-W1, Class 2A, 7 1/2s, 2042	1,511,111	1,589,660
Ser. 02-14, Class A2, 7 1/2s, 2042	632,934	668,824
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,235,627	1,303,296
Ser. 02-T4, Class A3, 7 1/2s, 2041	235,670	248,582
Ser. 02-T6, Class A2, 7 1/2s, 2041	3,695,007	3,894,033
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,218,632	1,285,925
Ser. 01-T8, Class A1, 7 1/2s, 2041	892,935	940,455
Ser. 01-T7, Class A1, 7 1/2s, 2041	2,540,300	2,672,403
Ser. 01-T3, Class A1, 7 1/2s, 2040	197,856	208,320
Ser. 01-T1, Class A1, 7 1/2s, 2040	450,274	475,138
Ser. 99-T2, Class A1, 7 1/2s, 2039	110,786	117,248
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	643,912	680,105
Ser. 02-T1, Class A3, 7 1/2s, 2031	506,571	534,845
Ser. 00-T6, Class A1, 7 1/2s, 2030	995,961	1,047,754
Ser. 01-T5, Class A3, 7 1/2s, 2030	24,819	26,121
Ser. 02-W7, Class A5, 7 1/2s, 2029	312,221	330,248
Ser. 01-T4, Class A1, 7 1/2s, 2028	2,910,801	3,092,462
Ser. 02-W3, Class A5, 7 1/2s, 2028	865,761	914,853
Ser. 02-26, Class A1, 7s, 2048	788,945	824,049
Ser. 04-T3, Class 1A3, 7s, 2044	774,370	811,397
Ser. 03-W3, Class 1A2, 7s, 2042	390,253	408,019
Ser. 02-T16, Class A2, 7s, 2042	795,643	831,629
Ser. 02-14, Class A1, 7s, 2042	468,847	489,525
Ser. 02-T4, Class A2, 7s, 2041	238,106	248,335
Ser. 01-W3, Class A, 7s, 2041	305,562	318,520
Ser. 05-45, Class OX, IO, 7s, 2035	1,318,404	239,908
Ser. 04-W1, Class 2A2, 7s, 2033	2,543,245	2,664,075
Ser. 03-14, Class AI, IO, 7s, 2033	459,791	87,250
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	669,613	113,871

Ser. 03-22, IO, 6s, 2033	7,768,117	1,506,472
Ser. 318, Class 2, IO, 6s, 2032	274,277	54,874
Ser. 03-31, Class IM, IO, 5 3/4s, 2032	2,658,232	325,633
Ser. 350, Class 2, IO, 5 1/2s, 2034	11,263,456	2,396,598
Ser. 338, Class 2, IO, 5 1/2s, 2033	9,191,649	1,982,831
Ser. 333, Class 2, IO, 5 1/2s, 2033	22,388,663	4,835,052
Ser. 331, Class 1, IO, 5 1/2s, 2033	2,759,276	533,727
Ser. 329, Class 2, IO, 5 1/2s, 2033	26,584,344	5,644,384
Ser. 03-26, Class OI, IO, 5 1/2s, 2032	2,780,601	419,853
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	1,460,939	147,007
Ser. 03-8, Class IP, IO, 5 1/2s, 2028	1,543,847	89,488
Ser. 03-14, Class XI, IO, 5 1/4s, 2033	1,302,730	184,871
Ser. 03-14, Class TI, IO, 5s, 2033	1,214,106	160,488
Ser. 03-24, Class UI, IO, 5s, 2031	1,266,015	183,603
Ser. 343, Class 25, IO, 4 1/2s, 2018	2,308,891	346,102
IFB Ser. 02-89, Class S, IO, 4.37s, 2033	1,991,942	178,080
IFB Ser. 02-36, Class QH, IO, 4.22s, 2029	562,353	12,415
IFB Ser. 03-66, Class SA, IO, 3.82s, 2033	2,091,325	160,771
IFB Ser. 97-44, Class SN, IO, 3.8s, 2023	667,000	61,431
IFB Ser. 02-92, Class SB, IO, 3.52s, 2030	707,300	47,544
IFB Ser. 05-52, Class DC, IO, 3.37s, 2035	1,543,059	136,271
IFB Ser. 04-24, Class CS, IO, 3.32s, 2034	2,407,107	221,905
IFB Ser. 03-122, Class SA, IO, 3.27s, 2028	3,547,375	211,387
IFB Ser. 03-122, Class SJ, IO, 3.27s, 2028	3,769,305	226,405
IFB Ser. 04-64, Class SW, IO, 3.22s, 2034	5,969,184	363,747
IFB Ser. 04-65, Class ST, IO, 3.22s, 2034	3,012,784	183,479
IFB Ser. 04-51, Class S0, IO, 3.22s, 2034	534,120	30,872
IFB Ser. 04-60, Class SW, IO, 3.22s, 2034	4,545,393	380,677
IFB Ser. 05-65, Class KI, IO, 3.17s, 2035	13,599,023	845,723
IFB Ser. 05-89, Class S, IO, 3.06s, 2035	7,250,000	387,422
IFB Ser. 05-87, Class SG, IO, 3.03s, 2035	4,899,000	289,347
IFB Ser. 05-92, Class SC, IO, 2.99s, 2035	4,899,000	315,373
IFB Ser. 05-42, Class PQ, IO, 2.97s, 2035	876,384	70,533
IFB Ser. 05-42, Class SA, IO, 2.97s, 2035	3,859,247	270,179
IFB Ser. 05-83, Class SL, IO, 2.95s, 2035	10,192,000	586,769
IFB Ser. 05-73, Class SI, IO, 2.92s, 2035	922,600	64,870
IFB Ser. 05-29, Class SD, IO, 2.92s, 2035	2,372,955	163,882
IFB Ser. 05-17, Class ES, IO, 2.92s, 2035	1,795,212	161,569
IFB Ser. 05-17, Class SY, IO, 2.92s, 2035	841,328	73,222
IFB Ser. 05-62, Class FS, IO, 2.92s, 2034	2,219,567	155,023
IFB Ser. 05-82, Class SW, IO, 2.9s, 2035	3,987,167	209,949
IFB Ser. 05-82, Class SY, IO, 2.9s, 2035	5,074,140	267,185
IFB Ser. 05-45, Class EW, IO, 2.89s, 2035	9,705,159	547,146
IFB Ser. 05-45, Class SR, IO, 2.89s, 2035	6,888,221	381,413
IFB Ser. 05-54, Class SA, IO, 2.87s, 2035	4,806,063	255,202
IFB Ser. 05-23, Class SG, IO, 2.87s, 2035	2,937,181	217,535
IFB Ser. 05-29, Class SX, IO, 2.87s, 2035	3,659,060	242,985
IFB Ser. 05-57, Class CI, IO, 2.87s, 2035	2,621,057	169,639
IFB Ser. 05-17, Class SA, IO, 2.87s, 2035	2,669,156	207,694
IFB Ser. 05-17, Class SE, IO, 2.87s, 2035	2,868,769	216,951
IFB Ser. 05-57, Class DI, IO, 2.87s, 2035	5,929,316	418,285
IFB Ser. 05-73, Class SD, IO, 2.85s, 2035	2,276,290	160,407
IFB Ser. 04-38, Class SI, IO, 2.74s, 2033	4,684,828	244,548
IFB Ser. 04-72, Class SB, IO, 2.67s, 2034	2,228,903	103,867
IFB Ser. 05-67, Class BS, IO, 2.32s, 2035	2,601,300	112,994
IFB Ser. 05-87, Class SE, IO, 2.3s, 2035	19,518,000	817,316
IFB Ser. 05-74, Class SE, IO, 2.27s, 2035	6,845,012	262,034
IFB Ser. 05-82, Class SI, IO, 2.27s, 2035	8,481,744	333,969
Ser. 03-W12, Class 2, IO, 2.223s, 2043	4,576,245	231,015
IFB Ser. 05-58, Class IK, IO, 2.17s, 2035	1,824,324	90,646
Ser. 03-W10, Class 1, IO, 1.968s, 2043	10,692,271	457,763
Ser. 03-W10, Class 3, IO, 1.935s, 2043	4,390,212	187,956
Ser. 03-W8, Class 12, IO, 1.638s, 2042	19,608,386	762,910
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	956,805	5,254
Ser. 03-W6, Class 11, IO, 1.286s, 2042	6,279,854	40,471
Ser. 03-W17, Class 12, IO, 1.155s, 2033	5,562,716	167,686
Ser. 03-T2, Class 2, IO, 0.905s, 2042	29,948,706	567,962
Ser. 03-W6, Class 51, IO, 0.683s, 2042	8,209,581	145,412
Ser. 03-W3, Class 2IO1, IO, 0.677s, 2042	2,697,875	43,649
Ser. 01-T12, Class IO, 0.572s, 2041	16,150,953	199,788
Ser. 03-W2, Class 1, IO, 0.469s, 2042	16,332,191	160,598
Ser. 03-W3, Class 1, IO, 0.435s, 2042	28,374,352	274,950
Ser. 02-T1, Class IO, IO, 0.426s, 2031	12,167,743	114,754
Ser. 03-W6, Class 3, IO, 0.365s, 2042	11,451,694	95,864
Ser. 03-W6, Class 23, IO, 0.351s, 2042	12,081,892	98,875
Ser. 03-W8, Class 11, IO, 0.315s, 2042	8,638,436	1,564
Ser. 03-W4, Class 3A, IO, 0.291s, 2042	11,869,018	100,145
Ser. 03-W6, Class 21, IO, 0.026s, 2042	5,780,969	132
Ser. 05-65, Class KO, Principal Only (PO), zero %, 2035	407,907	348,540
Ser. 354, Class 1, PO, zero %, 2034	8,465,809	6,619,618
Ser. 353, Class 1, PO, zero %, 2034	9,306,820	6,994,646
Ser. 05-38, PO, zero %, 2031	176,000	131,560
FRB Ser. 05-65, Class ER, zero %, 2035	1,565,065	1,604,839
FRB Ser. 05-57, Class UL, zero %, 2035	1,712,897	1,744,511

FRB Ser. 05-36, Class QA, zero %, 2035	321,022	326,502
FRB Ser. 05-65, Class CU, zero %, 2034	237,010	289,615
FRB Ser. 05-81, Class DF, zero %, 2033	268,910	279,162
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	164,681	176,834
Ser. T-60, Class 1A3, 7 1/2s, 2044	3,113,224	3,301,062
Ser. T-59, Class 1A3, 7 1/2s, 2043	2,036,673	2,163,754
Ser. T-58, Class 4A, 7 1/2s, 2043	746,999	789,302
Ser. T-57, Class 1A3, 7 1/2s, 2043	2,208,692	2,342,456
Ser. T-51, Class 2A, 7 1/2s, 2042	932,801	983,017
Ser. T-42, Class A5, 7 1/2s, 2042	624,839	659,895
Ser. T-41, Class 3A, 7 1/2s, 2032	1,842,566	1,942,206
Ser. T-60, Class 1A2, 7s, 2044	2,764,191	2,893,665
Ser. T-41, Class 2A, 7s, 2032	120,853	125,857
Ser. T-56, Class A, IO, 0.834s, 2043	8,104,233	96,238
Ser. T-56, Class 3, IO, 0.353s, 2043	8,746,418	84,731
Ser. T-56, Class 1, IO, 0.285s, 2043	10,550,664	75,833
Ser. T-56, Class 2, IO, 0.043s, 2043	9,952,340	24,881
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027	4,316,659	4,792,838
First Union National Bank-Bank of America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.964s, 2033	14,389,217	1,037,563
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,376,138
Ser. 97-C1, Class A3, 7.38s, 2029	1,655,700	1,683,137
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G,
7s, 2035	1,515,000	1,684,814
Freddie Mac
IFB Ser. 2763, Class SC, 13.527s, 2032	2,156,914	2,371,807
IFB Ser. 2990, Class SL, 10.677s, 2034	1,112,979	1,197,645
IFB Ser. 2976, Class LC, 10.604s, 2035	528,668	567,844
IFB Ser. 2976, Class KL, 10.567s, 2035	1,246,406	1,331,734
IFB Ser. 2990, Class DP, 10.457s, 2034	1,101,926	1,158,002
IFB Ser. 2990, Class LB, 7.31s, 2034	1,325,069	1,283,449
IFB Ser. 2967, Class DS, 8.796s, 2035	308,369	304,166
Ser. 2229, Class PD, 7 1/2s, 2030	261,355	279,078
Ser. 2224, Class PD, 7 1/2s, 2030	267,645	285,794
Ser. 2217, Class PD, 7 1/2s, 2030	271,814	290,247
Ser. 2187, Class PH, 7 1/2s, 2029	608,519	649,784
Ser. 1989, Class C, 7 1/2s, 2027	89,195	95,243
Ser. 1990, Class D, 7 1/2s, 2027	247,930	264,743
Ser. 1969, Class PF, 7 1/2s, 2027	214,088	228,606
Ser. 1975, Class E, 7 1/2s, 2027	56,787	60,638
Ser. 1943, Class M, 7 1/2s, 2027	133,109	142,136
Ser. 1932, Class E, 7 1/2s, 2027	184,805	197,337
Ser. 1938, Class E, 7 1/2s, 2027	77,204	82,439
Ser. 1941, Class E, 7 1/2s, 2027	62,669	66,919
Ser. 1924, Class H, 7 1/2s, 2027	204,123	217,965
Ser. 1928, Class D, 7 1/2s, 2027	79,178	84,547
Ser. 1915, Class C, 7 1/2s, 2026	179,888	192,087
Ser. 1923, Class D, 7 1/2s, 2026	213,780	228,276
Ser. 1904, Class D, 7 1/2s, 2026	235,690	251,672
Ser. 1905, Class H, 7 1/2s, 2026	206,053	220,026
Ser. 1890, Class H, 7 1/2s, 2026	197,532	210,927
Ser. 1895, Class C, 7 1/2s, 2026	104,157	111,220
IFB Ser. 2990, Class WP, 7.306s, 2035	877,059	871,175
Ser. 2256, Class UA, 7s, 2030	79,470	83,779
Ser. 2208, Class PG, 7s, 2030	695,233	732,928
Ser. 2211, Class PG, 7s, 2030	392,177	413,440
Ser. 2198, Class PH, 7s, 2029	575,102	606,283
Ser. 2054, Class H, 7s, 2028	1,453,777	1,532,599
Ser. 2031, Class PG, 7s, 2028	158,573	167,170
Ser. 2020, Class E, 7s, 2028	801,977	845,459
Ser. 1998, Class PL, 7s, 2027	341,465	359,979
Ser. 1999, Class PG, 7s, 2027	559,874	590,229
Ser. 2004, Class BA, 7s, 2027	329,242	347,093
Ser. 2005, Class C, 7s, 2027	258,917	272,956
Ser. 2005, Class CE, 7s, 2027	289,164	304,842
Ser. 2006, Class H, 7s, 2027	827,508	872,375
Ser. 2006, Class T, 7s, 2027	529,073	557,758
Ser. 1987, Class AP, 7s, 2027	171,094	180,370
Ser. 1987, Class PT, 7s, 2027	275,997	290,961
Ser. 1978, Class PG, 7s, 2027	494,122	520,913
Ser. 1973, Class PJ, 7s, 2027	589,854	621,835
Ser. 1725, Class D, 7s, 2024	113,393	119,541
Ser. 2008, Class G, 7s, 2023	42,761	45,080
Ser. 1750, Class C, 7s, 2023	254,332	268,122
Ser. 1530, Class I, 7s, 2023	270,764	285,445
Ser. 2778, Class TI, IO, 6s, 2033	2,434,165	388,322
Ser. 224, IO, 6s, 2033	810,898	163,418
Ser. 226, IO, 5 1/2s, 2034	5,808,826	1,271,719
Ser. 223, IO, 5 1/2s, 2032	2,323,297	477,707
Ser. 2581, Class IH, IO, 5 1/2s, 2031	858,611	215,104
Ser. 2600, Class CI, IO, 5 1/2s, 2029	273,610	63,529

Ser. 2664, Class UD, IO, 5 1/2s, 2028	436,035	76,852
Ser. 2553, Class IJ, IO, 5 1/2s, 2020	375,238	1,478
Ser. 3045, Class DI, IO, 5s, 2035	18,026,500	940,767
IFB Ser. 2927, Class SI, IO, 4.732s, 2035	2,211,983	287,080
IFB Ser. 2538, Class SH, IO, 3.782s, 2032	395,795	28,205
IFB Ser. 2828, Class GI, IO, 3.732s, 2034	2,399,254	279,245
IFB Ser. 2802, Class SM, IO, 3.582s, 2032	843,311	57,194
IFB Ser. 2869, Class SH, IO, 3.532s, 2034	1,306,861	97,386
IFB Ser. 2869, Class JS, IO, 3.482s, 2034	6,226,321	455,469
IFB Ser. 2882, Class SL, IO, 3.432s, 2034	1,261,570	113,898
IFB Ser. 2682, Class TQ, IO, 3.282s, 2033	1,122,927	67,713
IFB Ser. 2815, Class PT, IO, 3.282s, 2032	2,308,885	188,964
IFB Ser. 3031, Class BI, IO, 3.1s, 2035	1,075,000	89,312
IFB Ser. 3033, Class SF, IO, 3.097s, 2012	1,662,000	110,108
IFB Ser. 2922, Class SE, IO, 2.982s, 2035	3,765,681	201,087
IFB Ser. 2981, Class AS, IO, 2.952s, 2035	3,399,807	178,490
IFB Ser. 2981, Class BS, IO, 2.952s, 2035	1,872,577	97,187
IFB Ser. 2924, Class SA, IO, 2.932s, 2035	5,395,833	274,648
IFB Ser. 2927, Class ES, IO, 2.932s, 2035	1,785,392	119,720
IFB Ser. 2950, Class SM, IO, 2.932s, 2016	2,440,632	177,709
IFB Ser. 2986, Class WS, IO, 2.882s, 2035	1,439,863	57,145
IFB Ser. 2962, Class BS, IO, 2.882s, 2035	7,028,035	434,762
IFB Ser. 2990, Class LI, IO, 2.862s, 2034	2,033,591	145,134
IFB Ser. 2988, Class AS, IO, 2.432s, 2035	752,354	28,597
IFB Ser. 2937, Class SY, IO, 2.332s, 2035	1,224,849	45,932
IFB Ser. 2957, Class SW, IO, 2.232s, 2035	7,062,339	253,803
Ser. 3045, Class DO, PO, zero %, 2035	1,378,500	1,096,769
FRB Ser. 3022, Class TC, zero %, 2035	288,847	315,069
FRB Ser. 3003, Class XF, zero %, 2035	1,314,901	1,358,661
FRB Ser. 2992, Class WM, zero %, 2035	536,091	585,679
FRB Ser. 2958, Class FL, zero %, 2035	786,492	760,876
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 3.87s, 2045	94,836,000	512,114
Ser. 05-C2, Class XC, IO, 0.053s, 2043	36,423,365	314,254
General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class
D3, 6.018s, 2014	746,023	746,723
GMAC Commercial Mortgage Securities, Inc.
Ser. 05-C1, Class X1, IO, 9.6s, 2043	42,309,000	774,255
Ser. 99-C3, Class F, 8.032s, 2036	162,000	171,444
Ser. 03-C2, Class A2, 5.45s, 2040	2,566,000	2,642,936
Ser. 04-C2, Class A4, 5.301s, 2038	763,000	775,982
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	569,759
FRB Ser. 02-FL1A, Class D, 6.49s, 2014	166,059	166,059
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 8.42s, 2034	1,456,110	1,507,500
Ser. 05-13, Class PI, IO, 5 1/2s, 2033	1,755,384	280,970
Ser. 05-13, Class MI, IO, 5 1/2s, 2032	1,573,242	233,785
IFB Ser. 04-86, Class SW, IO, 2.954s, 2034	3,147,624	192,167
IFB Ser. 05-68, Class SI, IO, 2.66s, 2035	8,998,000	533,281
IFB Ser. 05-51, Class SJ, IO, 2.404s, 2035	2,738,327	142,906
IFB Ser. 05-28, Class SA, IO, 2.404s, 2035	7,157,442	300,837
IFB Ser. 05-68, Class S, IO, 2.404s, 2029	5,430,000	285,213
IFB Ser. 04-11, Class SA, IO, 1.704s, 2034	2,686,053	89,520
Ser. 98-2, Class EA, PO, zero %, 2028	440,261	359,088
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.018s, 2015	272,000	273,530
Ser. 05-GG4, Class XC, IO, 0.113s, 2039	43,555,441	863,963
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	260,032	281,027
Ser. 05-RP3, Class 1A3, 8s, 2035	777,358	831,151
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	641,068	676,978
JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 04-FL1A, Class X1A, IO, 1.05s, 2019	9,494,817	64,185
Ser. 05-CB12, Class X1, IO, 0.059s, 2037	23,012,069	251,292
Ser. 05-LDP2, Class X1, IO, 0.051s, 2042	63,272,757	994,015
Ser. 05-LDP4, Class X1, IO, 0.042s, 2042	45,997,000	431,323
Ser. 05-LDP3, Class X1, IO, 0.04s, 2042	56,392,000	429,707
Ser. 05-LDP1, Class X1, IO, 0.037s, 2046	15,687,588	148,349
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	324,888
Ser. 99-C1, Class G, 6.41s, 2031	337,198	321,204
Ser. 98-C4, Class G, 5.6s, 2035	260,000	254,008
Ser. 98-C4, Class H, 5.6s, 2035	441,000	416,108
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.163s, 2040	27,696,912	605,146
Ser. 05-C2, Class XCL, IO, 0.11s, 2040	62,703,615	700,994
Ser. 05-C5, Class XCL, IO, 0.094s, 2020	28,834,289	424,852
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
FRB Ser. 03-LLFA, Class L, 7 1/2s, 2014	757,000	749,175
FRB Ser. 04-LLFA, Class H, 4.718s, 2017	377,000	378,433
FRB Ser. 05-LLFA, 4.568s, 2018	173,000	173,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.135s, 2030	283,000	308,402

Ser. 96-C2, Class A3, 6.96s, 2028	50,052	50,497
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC, IO, 4.92s, 2043	28,970,025	392,040
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.853s, 2037	1,427,888	589,004
Ser. 04-C2, Class X, IO, 6.408s, 2040	1,121,120	419,019
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.7s, 2043	5,473,000	423,189
Ser. 05-HQ6, Class X1, IO, 0.054s, 2042	31,523,000	320,155
Morgan Stanley Capital I 144A
Ser. 96-C1, Class E, 7.313s, 2028	467,000	469,537
Ser. 98-HF1, Class F, 7.18s, 2030	256,000	267,181
Ser. 04-RR, Class F5, 6s, 2039	790,000	678,703
Ser. 04-RR, Class F6, 6s, 2039	820,000	678,589
Ser. 05-HQ5, Class X1, IO, 4.7s, 2042	21,482,970	178,745
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2, Class A1, 6.96s, 2033	398,354	413,055
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.1s, 2030	470,000	495,292
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.23s, 2042 (United
Kingdom)	1,147,000	1,146,477
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,794,314
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	197,487
Ser. 00-C2, Class J, 6.22s, 2033	439,000	445,458
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 7.36s, 2034 (Ireland)	1,175,000	1,177,203
Ser. 04-1A, Class E, 5.11s, 2034 (Ireland)	463,000	463,868
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025	854,901	845,033
Salomon Brothers Mortgage Securities VII 144A
Ser. 96-C1, Class E, 8.301s, 2028	445,741	444,697
Ser. 03-CDCA, Class X3CD, IO, 1.06s, 2015	3,518,713	85,586
Starwood Asset Receivables Trust 144A
FRB Ser. 03-1A, Class F, 4.691s, 2022	376,579	376,805
FRB Ser. 03-1A, Class E, 4.741s, 2022	299,448	299,628
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	336,000	291,244
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	228,000	188,403
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	150,000	130,020
Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4,
5.083s, 2042	2,878,000	2,899,377
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A,
Class L, 7.068s, 2018	313,000	311,787
Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G,
5.72s, 2036	73,000	72,113

Total collateralized mortgage obligations (cost $258,482,671)		$252,270,882

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS
(26.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through Certificates
7s, with due dates from April 15, 2031 to October 15, 2031	$144,747	$154,478

U.S. Government Agency Mortgage Obligations (26.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from October 1, 2029 to December 1, 2029	399,029	423,922
6 1/2s, with due dates from May 1, 2029 to April 1, 2035	20,481,020	21,080,410
5 1/2s, June 1, 2035	864,122	864,730
5 1/2s, May 1, 2016	772,101	784,889
Federal National Mortgage Association Pass-Through Certificates
9s, with due dates from January 1, 2027 to July 1, 2032	139,874	153,859
8s, with due dates from March 1, 2033 to July 1, 2033	76,118	81,435
7 1/2s, with due dates from June 1, 2032 to July 1, 2033	510,900	541,012
7s, with due dates from May 1, 2032 to April 1, 2033	1,947,065	2,039,702
7s, with due dates from February 1, 2007 to December 1, 2014	403,481	419,795
6 1/2s, with due dates from February 1, 2033 to March 1, 2035	10,850,281	11,170,878
6s, with due dates from November 1, 2034 to June 1, 2035	507,397	516,566
6s, with due dates from April 1, 2009 to October 1, 2017	282,937	291,118
5 1/2s, with due dates from February 1, 2033 to February 1, 2035	60,411,800	60,440,385
5 1/2s, with due dates from December 1, 2011 to September 1, 2019	248,210	252,106
5 1/2s, TBA, October 1, 2035	69,640,000	69,618,238
5s, with due dates from March 1, 2035 to August 1, 2035	894,746	875,908
5s, with due dates from May 1, 2018 to January 1, 2020	859,087	857,606
4 1/2s, with due dates from April 1, 2019 to October 1, 2020	50,384,144	49,345,760
4s, with due dates from June 1, 2019 to September 1, 2020	4,109,322	3,952,845

		223,711,164

Total U.S. government and agency mortgage obligations (cost		$223,865,642
$225,227,751)

U.S. TREASURY OBLIGATIONS (0.2%)(a)

	Principal amount	Value
U.S. Treasury Notes
4 1/4s, November 15, 2013	$715,000	$711,872
3 1/4s, August 15, 2008	1,335,000	1,301,416

Total U.S. treasury obligations (cost $2,082,180)		$2,013,288

ASSET-BACKED SECURITIES (23.7%)(a)
	Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 4.17s,
2034	$935,309	$936,593
Aames Mortgage Trust Ser. 03-1, Class A, IO, 6s, 2005	1,810,000	7,523
Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033	45,883	45,690
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman
Islands)	936,366	929,343
Ace Securities Corp. Ser. 03-FM1, Class A, IO, 3 1/2s, 2005	3,083,000	19,515
Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 4.846s,
2013	373,000	377,871
Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028	238,949	240,816
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034	29,098	29,098
Ser. 04-2N, Class N1, 4 1/2s, 2034	94,038	93,847
Ser. 04-4N, Class Note, 5s, 2034	170,534	169,895
Ser. 04-5N, Class Note, 5s, 2034	157,488	157,340
Ser. 04-6N, Class Note, 4 3/4s, 2035	236,177	234,886
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 4.051s, 2029	2,001,991	2,011,618
American Express Credit Account Master Trust 144A Ser. 04-C, Class C,
4.268s, 2012	3,332,201	3,332,721
American Home Mortgage Investment Trust
FRN Ser. 04-3, Class 2A, 3.59s, 2034	1,050,341	1,033,639
FRN Ser. 04-3, Class 3A, 3.71s, 2034	1,123,848	1,107,481
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s,
2012	350,000	348,807
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	58,638	58,638
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	255,657	255,657
Ameriquest Mortgage Securities, Inc.
Ser. 03-12, Class S, IO, 5s, 2006	1,555,732	41,810
Ser. 03-6, Class S, IO, 5s, 2033	1,701,746	6,116
Ser. 03-8, Class S, IO, 5s, 2006	1,169,729	24,857
AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033
(Cayman Islands)	3,505	3,505
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	646,783
Ser. 04-1A, Class E, 6.42s, 2039	495,418	501,843
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman
Islands)	92,431	92,388
Asset Backed Funding Corp. NIM Trust 144A
Ser. 03-WMC1, Class Note, 6.9s, 2033	11,422	11,451
Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)	61,466	61,352
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	133,706	133,458
Ser. 04-AHL1, Class Note, 5.6s, 2033	191,318	191,602
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	216,719	216,758
Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)	25,000	23,042
Asset Backed Securities Corp. Home Equity Loan Trust
Ser. 03-HE5, Class A, IO, 4s, 2033	2,491,877	31,121
FRB Ser. 04-HE9, Class A2, 4.2s, 2034	395,171	395,811
FRB Ser. 05-HE1, Class A3, 4.12s, 2035	504,148	504,148
FRN Ser. 04-HE1, Class A3, 4.168s, 2034	73,106	73,153
Aviation Capital Group Trust 144A FRN Ser. 03-2A, Class G1, 4.496s,
2033	474,081	474,784
Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034	61,746	61,746
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.721s, 2034	6,818,127	46,875
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,097,000	110,133
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4.798s, 2011	470,000	478,868
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	173,000
Bayview Financial Acquisition Trust
Ser. 03-DA, Class A, IO, 4s, 2006	3,546,983	41,778
Ser. 03-E, Class A, IO, 4s, 2006	2,471,246	27,251
Ser. 04-B, Class A1, 4.338s, 2039	2,465,539	2,465,533
Ser. 04-D, Class A, IO, 3 1/2s, 2007	8,578,230	338,688
Ser. 05-B, Class A, IO, 2.422s, 2039	7,431,191	267,821
FRB Ser. 04-D, Class A, 4.228s, 2044	1,578,621	1,580,325
FRN Ser. 03-F, Class A, 4.338s, 2043	1,201,796	1,204,808
FRN Ser. 03-G, Class A1, 4.438s, 2039	2,147,000	2,150,611
Bayview Financial Acquisition Trust 144A Ser. 03-CA, Class A, IO, 4s,
2005	721,600	2,239
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.62s, 2006	14,119,636	239,091

Bayview Financial Asset Trust 144A
Ser. 03-Z, Class AIO1, IO, 0.282s, 2005	22,136,521	18,384
FRN Ser. 03-SSRA, Class A, 4.53s, 2038	768,751	773,287
FRN Ser. 03-SSRA, Class M, 5.18s, 2038	775,036	783,483
FRN Ser. 04-SSRA, Class A1, 4.43s, 2039	670,935	673,820
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1, Class 11A1,
3.677s, 2034	1,708,451	1,693,499
Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.953s, 2034	1,275,780	1,274,332
Ser. 04-12, Class 2A2, 5.063s, 2035	3,601,074	3,601,421
Ser. 04-9, Class 1A1, 5.038s, 2034	451,370	451,276
Ser. 05-2, Class 2A2A, 4.688s, 2035	609,600	607,944
Ser. 05-5, Class 21A1, 4.695s, 2035	2,029,705	2,018,923
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	200,359	200,359
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	113,093	112,510
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	128,000	127,680
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	200,695	200,695
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	141,215	141,215
Ser. 04-HE8N, Class A1, 5s, 2034	63,976	63,916
Bear Stearns Asset Backed Securities, Inc.
Ser. 03-AC4, Class A, IO, 5s, 2006	3,258,600	52,652
FRB Ser. 05-3, Class A1, 4.28s, 2035	783,828	783,583
FRN Ser. 03-3, Class A2, 4.42s, 2043	943,000	946,831
Capital Auto Receivables Asset Trust Ser. 05-1, Class D, 6 1/2s, 2011	582,000	571,451
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1,
6.518s, 2010	278,000	290,510
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	185,565	183,285
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.118s, 2011 (Cayman Islands)	159,302	160,366
FRB Ser. 04-AA, Class B4, 9.268s, 2011 (Cayman Islands)	489,870	496,619
CDO Repackaging Trust Series 144A FRN Ser. 03-2, Class A, 8.01s,
2008	1,505,000	1,629,163
Centex Home Equity Ser. 04-C, Class A, IO, 3 1/2s, 2006	4,381,400	76,777
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.848s, 2010	860,000	877,105
Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class Note,
4.458s, 2034	223,756	222,637
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	142,559	142,551
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	187,000	185,932
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	75,000	64,500
Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 4.679s,
2010	470,000	477,931
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	3,120,000	2,684,136
Ser. 00-5, Class A4, 7.47s, 2032	1,146,665	1,165,795
Ser. 00-5, Class A6, 7.96s, 2032	1,638,000	1,416,180
Ser. 01-1, Class A4, 6.21s, 2032	2,033,662	2,060,071
Ser. 01-1, Class A5, 6.99s, 2032	3,013,000	2,808,239
Ser. 01-3, Class A4, 6.91s, 2033	2,596,000	2,534,708
Ser. 01-4, Class A4, 7.36s, 2033	2,675,000	2,680,425
Ser. 01-4, Class B1, 9.4s, 2033	579,292	78,204
Ser. 02-1, Class A, 6.681s, 2033	3,982,423	4,086,809
Ser. 02-1, Class M2, 9.546s, 2033	1,750,000	875,000
Ser. 02-2, Class A, IO, 8 1/2s, 2033	3,100,816	783,316
Consumer Credit Reference IDX Securities 144A FRN Ser. 02-1A, Class
A, 5.924s, 2007	1,226,000	1,243,900
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.963s, 2034	387,680	388,164
Ser. 05-24, Class 1AX, IO, 1.195s, 2035	11,737,289	319,108
Ser. 05-24, Class IIAX, IO, 1.445s, 2035	9,737,690	352,991
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	115,377	115,052
Ser. 04-14N, 5s, 2036	224,431	223,379
Ser. 04-1NIM, Class Note, 6s, 2034	360,307	359,947
Ser. 04-6N, Class N1, 6 1/4s, 2035	734,905	735,594
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	150,553	150,412
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 0.886s, 2035	11,981,405	292,047
Ser. 05-9, Class 1X, IO, 0.975s, 2035	10,340,750	268,213
Countrywide Home Loans 144A Ser. 05-R2, Class 2A3, 8s, 2035	746,296	797,371
Countrywide Partnership Trust 144A Ser. 04-EC1N, Class N, 5s, 2035	119,561	119,113
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman Islands)	716,000	740,630
CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A,
5s, 2034	354,613	353,727
Fieldstone Mortgage Investment Corp. FRN Ser. 05-1, Class M3, 4.37s,
2035	286,000	286,114
Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034	142,714	142,714
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.672s, 2039	2,160,000	2,181,263
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.078s, 2008	245,579	244,351
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	144,980	144,780
Ser. 04-FF7A, Class A, 5s, 2034	170,217	169,877
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2, Class 1A1,
4.843s, 2035	1,131,473	1,128,851

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023	332,148	332,356
Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009	480,000	472,575
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	303,013	301,498
Ser. 04-3, Class B, 7 1/2s, 2034	109,916	96,396
Ser. 04-A, Class Note, 4 3/4s, 2034	28,321	28,242
Ser. 04-B, Class Note, 4.703s, 2034	21,846	21,900
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	258,788	258,167
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)	38,968	38,804
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s, 2038 (Cayman
Islands)	418,000	427,144
GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C,
4.248s, 2010	836,610	838,033
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 4.491s, 2018	170,645	170,543
FRB Ser. 05-1A, Class C, 5.119s, 2019	513,000	513,000
GEBL 144A
Ser. 04-2, Class C, 4.618s, 2032	266,441	267,774
Ser. 04-2, Class D, 6.518s, 2032	356,221	356,218
GMAC Mortgage Corp. Loan Trust
Ser. 04-HE5, Class A, IO, 6s, 2007	3,349,000	216,011
Ser. 05-AR1, Class 1A2, 4.422s, 2035	1,008,135	999,314
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 4,
6.979s, 2015 (Cayman Islands)	230,000	233,243
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 4.92s, 2042 (United Kingdom)	580,000	585,720
FRB Ser. 02-2, Class 1C, 4.87s, 2043 (United Kingdom)	290,000	293,784
FRN Ser. 01-1, Class 1C, 5.02s, 2041 (United Kingdom)	1,406,408	1,424,208
FRN Ser. 04-1, Class 1C, 4.79s, 2044 (United Kingdom)	719,000	721,472
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	345,045	363,936
Ser. 97-6, Class A8, 7.07s, 2029	201,974	209,509
Ser. 97-6, Class A9, 7.55s, 2029	381,628	403,241
Ser. 97-7, Class A8, 6.86s, 2029	265,186	275,064
Ser. 99-3, Class A5, 6.16s, 2031	110,908	111,601
Ser. 99-3, Class A6, 6 1/2s, 2031	505,000	510,694
Ser. 99-5, Class A5, 7.86s, 2030	6,610,000	5,872,070
Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031	1,856,918	1,783,561
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 1.472s,
2045	8,187,579	226,438
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,045,538	1,036,296
GSAMP Trust 144A
Ser. 04-FM1N, Class Note, 5 1/4s, 2033	29,015	29,015
Ser. 04-HE1N, Class N1, 5s, 2034	131,704	131,678
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	664,750	664,617
Ser. 04-NIM1, Class N2, zero %, 2034	681,000	501,693
Ser. 04-NIM2, Class N, 4 7/8s, 2034	824,448	821,150
Ser. 04-SE2N, Class Note, 5 1/2s, 2034	41,148	41,107
Ser. 05-NC1, Class N, 5s, 2035	308,531	307,852
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	845,724	893,740
Ser. 05-RP2, Class 1A3, 8s, 2035	709,305	758,940
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class
D, 5.36s, 2030 (Cayman Islands)	797,000	796,276
Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A,
Class D, 5.38s, 2030 (Cayman Islands)	400,000	400,000
High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 4.23s, 2036
(Cayman Islands)	1,495,787	1,465,871
Holmes Financing PLC
FRB Ser. 1, Class 2C, 4.749s, 2040 (United Kingdom)	6,735,000	6,748,470
FRB Ser. 4, Class 3C, 4.899s, 2040 (United Kingdom)	380,000	382,182
FRB Ser. 8, Class 2C, 4.319s, 2040 (United Kingdom)	332,000	333,349
Home Equity Asset Trust 144A
Ser. 03-6N, Class A, 6 1/2s, 2034	1,747	1,742
Ser. 04-3N, Class A, 5s, 2034	73,710	73,342
Ser. 04-4N, Class A, 5s, 2034	190,398	189,208
Ser. 04-5N, Class A, 5 1/4s, 2034	475,136	472,760
Ser. 04-7N, Class A, 4 1/2s, 2035	979,610	971,038
Ser. 05-6N, Class A, 5 1/4s, 2035	242,187	241,278
Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011	188,000	185,129
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 6.58s, 2037 (Cayman Islands)	2,075,000	2,077,490
FRB Ser. 03-1A, Class EFL, 6.83s, 2036 (Cayman Islands)	1,280,000	1,367,424
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034	48,670	48,670
Ser. 04-5, Class Note, 5s, 2034	250,791	250,766
Ser. 05-1, Class N1, 4.115s, 2035	787,284	787,284
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	9,060,534	333,881
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	4,530,670	166,955
Madison Avenue Manufactured Housing Contract
Ser. 02-A IO, 0.3s, 2032	73,830,311	784,447
FRB Ser. 02-A, Class B1, 7.08s, 2032	1,626,445	813,223
Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class C, 4.741s, 2026	72,939	70,725

Ser. 04-2A, Class D, 5.389s, 2026	73,602	71,411
FRB Ser. 02-1A, Class A1, 4.496s, 2024	896,618	907,635
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI3, Class N1, 4.45s, 2034	13,602	13,602
Ser. 04-CI5, Class N1, 4.946s, 2034	104,966	104,972
Ser. 04-CI5, Class N2, 9s, 2034	187,000	186,430
Ser. 04-HE1A, Class Note, 5.191s, 2034	114,561	114,904
Master Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	899,683	948,603
Ser. 05-2, Class 1A3, 7 1/2s, 2035	546,744	578,510
Master Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	1,749,202	41,544
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	4,464,669	13,952
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 4.948s,
2010	860,000	875,054
Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 4.46s, 2027	2,538,113	2,436,588
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034	5,263	5,245
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	98,618	98,279
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 03-WM1N, Class N1, 7s, 2033	77,745	77,939
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	47,957	47,972
Ser. 04-HE1N, Class N1, 5s, 2006	66,067	65,840
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	197,045	196,245
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	36,543	36,577
Ser. 04-WM2N, Class N1, 4 1/2s, 2005	40,463	40,312
Ser. 04-WM3N, Class N1, 4 1/2s, 2005	140,914	140,429
Ser. 05-WM1N, Class N1, 5s, 2035	464,446	464,664
Metris Master Trust FRN Ser. 04-2, Class C, 5.146s, 2010	467,000	471,086
Metris Master Trust 144A
FRB Ser. 01-2, Class C, 5.696s, 2009	928,000	930,274
FRB Ser. 04-2, Class D, 7.07s, 2010	500,000	505,000
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	273,627	277,483
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	1,277,679	1,272,824
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 4.12s,
2035	1,009,813	1,010,124
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012	44,538	44,421
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	483,000	482,148
Ser. 04-HB2, Class E, 5s, 2012	226,000	220,586
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.28s, 2031	115,855	115,855
FRB Ser. 01-NC4, Class B1, 6.33s, 2032	140,248	140,434
Morgan Stanley Mortgage Loan Trust
Ser. 05-3AR, Class 2A2, 5.29s, 2035	2,518,107	2,525,878
Ser. 05-5AR, Class 2A1, 5.475s, 2035	3,915,535	3,939,855
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 4.28s, 2015
(Cayman Islands)	520,000	521,612
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	236,031	232,815
Ser. 05-A, Class C, 4.84s, 2014	262,000	260,310
New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033	736,000	719,917
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6
1/2s, 2033	10,873	10,879
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 7.03s, 2038
(Cayman Islands)	299,000	305,728
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.184s, 2035	309,891	332,067
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 9.231s,
2034	309,516	331,859
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034	107,091	107,091
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	897,690	760,944
Ser. 02-C, Class A1, 5.41s, 2032	2,371,213	2,070,159
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030	268,520	247,707
Ocean Star PLC 144A
FRB Ser. 04, Class D, 6.08s, 2018 (Ireland)	273,000	273,000
FRB Ser. 05-A, Class D, 5.796s, 2012 (Ireland)	300,000	300,000
Option One Mortgage Securities Corp. NIM Trust 144A Ser. 04-2A, Class
N1, 4.213s, 2034 (Cayman Islands)	316,703	316,703
Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017	189,000	184,511
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	66,568	66,568
Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)	330,000	331,254
Ser. 04-WHQ2, Class A, 4s, 2035	382,965	379,614
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	413,340	414,269
Ser. 04-2, Class B, 5s, 2034	140,000	126,840
Permanent Financing PLC FRB Ser. 3, Class 3C, 4.98s, 2042 (United
Kingdom)	580,000	589,606
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	415,000	404,495
FRB Ser. 04-AA, Class D, 5.618s, 2011	535,000	544,823
FRB Ser. 04-BA, Class D, 5.168s, 2010	920,000	925,353

FRB Ser. 04-EA, Class D, 4.698s, 2011	267,000	269,178
Renaissance Home Equity Loan Trust Ser. 03-2, Class A, IO, 3s, 2005	522,960	2,536
Renaissance NIM Trust 144A
Ser. 04-A, Class Note, 4.45s, 2034	23,979	23,950
Ser. 05-1, Class N, 4.7s, 2035	259,787	259,787
Residential Accredit Loans, Inc.
Ser. 04-QA5, Class A2, 4.99s, 2034	396,322	396,055
Ser. 04-QA6, Class NB1, 4.969s, 2034	1,894,296	1,892,111
Residential Asset Mortgage Products, Inc. Ser. 04-RZ2, Class A, IO, 3
1/2s, 2006	1,735,067	29,516
Residential Asset Securities Corp. Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005	196,457	544
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	406,810	405,221
Ser. 04-NT, Class Note, 5s, 2034	390,561	387,632
Ser. 04-NT12, Class Note, 4.7s, 2035	150,393	150,393
Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class
Note, 4 1/4s, 2035	817,327	815,284
Residential Funding Mortgage Securities II
Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005	982,726	8,626
Ser. 03-HS3, Class AI, IO, 5s, 2006	1,547,772	22,551
SAIL Net Interest Margin Notes 144A
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)	36,527	36,527
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)	14,326	14,326
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	10,706	10,695
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)	19,492	17,972
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	10,217	9,022
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	9,344	9,344
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	26,242	22,621
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	29,601	16,547
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	44,416	26,783
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	72,099	48,522
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	731,191	728,266
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	743,311	740,338
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)	284,040	275,802
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	329,935	329,935
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	160,000	147,840
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)	84,750	84,665
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	143,347	143,204
Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)	55,946	54,827
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	161,818	161,818
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)	225,005	207,004
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	661,823	660,300
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	120,143	119,662
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	44,516	44,516
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)	725,215	720,139
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	106,994	106,566
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035	773,428	770,566
Ser. 05-WF1A, Class A, 4 3/4s, 2035	151,430	150,976
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033	67,470	67,470
Ser. 03-HE1N, Class N, 6.9s, 2033	22,248	22,303
Ser. 04-4N, Class Note, 6.65s, 2034	75,280	75,280
Ser. 04-HE1N, Class Note, 4.94s, 2034	90,494	90,494
Ser. 04-HE2N, Class NA, 5.43s, 2034	64,047	63,887
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	707,973	704,433
Ser. 04-HS1N, Class Note, 5.92s, 2034	65,778	65,778
Ser. 04-RM2N, Class NA, 4s, 2035	351,721	350,402
South Coast Funding 144A FRB Ser. 3A, Class A2, 4.96s, 2038 (Cayman
Islands)	235,000	235,094
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.919s, 2034	771,225	772,650
Ser. 04-12, Class 1A2, 5.011s, 2034	1,071,376	1,073,940
Ser. 04-14, Class 1A, 5.108s, 2034	1,367,627	1,371,946
Ser. 04-16, Class 1A2, 5.018s, 2034	1,509,748	1,512,890
Ser. 04-18, Class 1A1, 5.047s, 2034	986,303	988,313
Ser. 04-20, Class 1A2, 5.08s, 2035	2,634,762	2,639,914
Ser. 04-4, Class 1A1, 4.771s, 2034	235,384	235,752
Ser. 04-6, Class 1A, 4.38s, 2034	3,210,470	3,199,824
Ser. 04-8, Class 1A3, 4.697s, 2034	61,657	61,584
Ser. 05-1, Class 1A1, 5.146s, 2035	3,966,536	3,978,532
Ser. 05-9, Class AX, IO, 0.927s, 2035	21,662,132	645,532
Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2,
Class A, 4.18s, 2034	1,095,042	1,095,151
Structured Asset Investment Loan Trust Ser. 03-BC1A, Class A, 7 3/4s,
2033 (Cayman Islands)	18,471	18,471
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 4.13s, 2015	2,174,514	2,143,256
Structured Asset Securities Corp.
Ser. 03-26A, Class 2A, 4.548s, 2033	879,360	882,866
Ser. 03-40A, Class 1A, 4.9s, 2034	544,580	547,861
Ser. 04-8, Class 1A1, 4.697s, 2034	616,567	616,369
IFB Ser. 05-10, Class 3A3, 9.27s, 2034	1,423,374	1,403,695
IFB Ser. 05-6, Class 5A8, 6.24s, 2035	1,868,180	1,736,275
Structured Asset Securities Corp. 144A

FRB Ser. 03-NP2, Class A2, 4.38s, 2032	389,646	389,646
FRN Ser. 03-NP3, Class A1, 4.33s, 2033	82,063	82,072
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 4.25s, 2035	1,219,549	1,221,313
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman
Islands)	718,000	687,491
Wells Fargo Home Equity Trust 144A
Ser. 04-1N, Class A, 5s, 2034	129,775	129,775
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	424,396	423,861
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	378,000	366,660
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR9, Class 1A2, 4.354s, 2035	899,843	885,881
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,344,000	323,886
Ser. 05-AR12, Class 2A5, 4.322s, 2035	8,480,000	8,282,620
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	146,243	144,187
Ser. 04-3, Class D, 4.07s, 2012	312,377	308,688
Ser. 04-4, Class D, 3.58s, 2012	146,330	144,278
Ser. 05-1, Class D, 4 1/4s, 2012	246,439	243,812
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	105,272	104,391
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	346,757	346,703
Ser. 04-1, Class D, 5.6s, 2011	586,469	583,720

Total asset-backed securities (cost $204,930,842)		$200,100,871

CORPORATE BONDS AND NOTES (13.9%)(a)
	Principal amount	Value

Basic Materials (0.6%)
Alcan, Inc. notes 5s, 2015 (Canada)	$215,000	$211,433
Dow Chemical Co. (The) debs. 8.55s, 2009	550,000	625,789
Dow Chemical Co. (The) notes 6s, 2012	65,000	68,833
Dow Chemical Co. (The) Pass Through Trust 144A company guaranty
4.027s, 2009	695,000	668,910
Georgia-Pacific Corp. sr. notes 8s, 2014	330,000	361,350
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	530,000	534,957
International Paper Co. notes 6 3/4s, 2011	285,000	305,453
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	190,667
Newmont Mining Corp. notes 5 7/8s, 2035	275,000	269,525
Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)	225,000	255,974
Praxair, Inc. notes 6 3/8s, 2012	230,000	250,123
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)	265,000	259,064
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)	50,000	49,721
Weyerhaeuser Co. debs. 7.95s, 2025	485,000	569,728
Weyerhaeuser Co. debs. 7 3/8s, 2032	390,000	441,175
Weyerhaeuser Co. notes 6 3/4s, 2012	25,000	27,014
		5,089,716

Capital Goods (0.5%)
Boeing Capital Corp. sr. notes 6.1s, 2011	65,000	69,037
Boeing Co. (The) debs. 6 7/8s, 2043	305,000	364,843
Bunge Ltd. Finance Corp. notes 5.35s, 2014	380,000	381,879
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015	240,000	241,800
Lockheed Martin Corp. bonds 8 1/2s, 2029	560,000	772,608
Raytheon Co. debs. 7s, 2028	280,000	328,068
Raytheon Co. debs. 6 3/4s, 2018	35,000	39,468
Raytheon Co. debs. 6s, 2010	286,000	298,674
Raytheon Co. notes 8.3s, 2010	410,000	465,187
Raytheon Co. notes 4.85s, 2011	370,000	367,330
Sealed Air Corp. 144A notes 5 5/8s, 2013	435,000	436,195
		3,765,089

Communication Services (1.3%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	325,000	338,333
AT&T Corp. sr. notes 9 3/4s, 2031	270,000	341,888
AT&T Wireless Services, Inc. notes 8 1/8s, 2012	265,000	310,759
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	965,000	1,302,555
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	140,000	159,390
Bellsouth Capital Funding notes 7 3/4s, 2010	120,000	133,701
Citizens Communications Co. sr. notes 6 1/4s, 2013	305,000	292,800
Deutsche Telekom International Finance BV notes 5 1/4s, 2013
(Germany)	790,000	797,584
France Telecom notes 8 1/2s, 2031 (France)	85,000	113,913
France Telecom notes 7 3/4s, 2011 (France)	570,000	647,217
Sprint Capital Corp. company guaranty 7 5/8s, 2011	665,000	744,138
Sprint Capital Corp. company guaranty 6.9s, 2019	520,000	582,163
Sprint Capital Corp. company guaranty 6 7/8s, 2028	1,565,000	1,728,818
Telecom Italia Capital notes 5 1/4s, 2015 (Luxembourg)	425,000	418,896
Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)	55,000	56,574

Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)	550,000	546,101
Telecom Italia Capital SA 144A company guaranty 4s, 2010
(Luxembourg)	560,000	539,140
Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)	240,000	320,180
Verizon Global Funding Corp. notes 7 3/4s, 2030	135,000	164,468
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,037,632
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	46,633
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	850,000	808,631
		11,431,514

Conglomerates (0.1%)
Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)	350,000	404,539
	440,000	475,247
		879,786

Consumer Cyclicals (1.2%)
Cendant Corp. notes 6 1/4s, 2010	1,015,000	1,048,648
Cendant Corp. sr. notes 7 3/8s, 2013	325,000	354,637
D.R. Horton, Inc. company guaranty 8s, 2009	225,000	241,284
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	375,000	366,410
DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009	1,575,000	1,680,270
DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013	410,000	434,104
Ford Motor Credit Corp. notes 7 3/4s, 2007	145,000	146,756
Ford Motor Credit Corp. notes 7 3/8s, 2009	1,865,000	1,801,491
General Motors Acceptance Corp. FRN 4.559s, 2007	720,000	700,145
General Motors Acceptance Corp. FRN Ser. MTN, 4.67s, 2007	760,000	744,051
General Motors Acceptance Corp. FRN Ser. MTN, 4.509s, 2007	475,000	466,831
GTECH Holdings Corp. notes 4 3/4s, 2010	275,000	251,305
Harrah's Operating Co., Inc. 144A bonds 5 3/4s, 2017	285,000	278,964
Hilton Hotels Corp. notes 8 1/4s, 2011	605,000	685,760
JC Penney Co., Inc. debs. 7 1/8s, 2023	330,000	363,000
May Department Stores Co. (The) notes 5 3/4s, 2014	145,000	147,181
Park Place Entertainment Corp. sr. notes 7s, 2013	490,000	531,438
		10,242,275

Consumer Staples (1.4%)
Archer Daniels Midland Co. notes 5 3/8s, 2035	535,000	518,365
Chancellor Media Corp. company guaranty 8s, 2008	135,000	145,364
Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013	65,000	64,317
Comcast Corp. company guaranty 4.95s, 2016	280,000	268,131
Cox Communications, Inc. notes 7 3/4s, 2010	145,000	160,452
Cox Communications, Inc. notes 6 3/4s, 2011	390,000	416,272
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	495,000	547,521
CVS Corp. 144A pass-through certificates 6.117s, 2013	506,139	529,411
Delhaize America, Inc. company guaranty 8 1/8s, 2011	645,000	699,059
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	1,475,000	1,566,238
Kraft Foods, Inc. notes 6 1/4s, 2012	590,000	630,006
Kraft Foods, Inc. notes 5 5/8s, 2011	575,000	594,100
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,478
Miller Brewing Co. 144A notes 5 1/2s, 2013	665,000	673,927
News America Holdings, Inc. debs. 7 3/4s, 2045	345,000	405,089
News America, Inc. debs. 7 1/4s, 2018	215,000	244,024
Supervalu, Inc. notes 7 7/8s, 2009	305,000	331,365
TCI Communications, Inc. debs. 8 3/4s, 2015	580,000	720,172
TCI Communications, Inc. debs. 7 7/8s, 2013	345,000	398,891
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	320,000	388,156
Time Warner, Inc. company guaranty 6.95s, 2028	150,000	162,535
Time Warner, Inc. debs. 9.15s, 2023	370,000	477,889
Time Warner, Inc. debs. 9 1/8s, 2013	1,220,000	1,489,677
Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013	220,000	259,279
		11,711,718

Energy (0.3%)
Amerada Hess Corp. bonds 7 7/8s, 2029	305,000	374,085
Buckeye Partners LP notes 5.3s, 2014	250,000	249,110
Enbridge Energy Partners LP sr. notes 5.35s, 2014	245,000	243,610
Forest Oil Corp. sr. notes 8s, 2011	250,000	276,250
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	435,000	439,836
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	50,000	53,500
Sunoco, Inc. notes 4 7/8s, 2014	260,000	254,335
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	305,000	368,138
		2,258,864

Financial (6.1%)
Allfirst Financial Inc. sub. notes 7.2s, 2007	505,000	525,052
Associates First Capital Corp. debs. 6.95s, 2018	2,015,000	2,352,482
AXA Financial, Inc. sr. notes 7 3/4s, 2010	625,000	699,095

Bank of America Corp. notes 4 3/4s, 2015	155,000	151,597
Bank of America Corp. sub. notes 7.4s, 2011	650,000	725,896
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013	210,000	203,131
Bank One Corp. sub. debs. 7 5/8s, 2026	570,000	698,527
Bank One Corp. sub. notes 5 1/4s, 2013	100,000	100,821
Bank United Corp. notes Ser. A, 8s, 2009	1,610,000	1,767,830
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	460,000	453,100
Block Financial Corp. notes 5 1/8s, 2014	335,000	325,065
Bosphorus Financial Services, Ltd. 144A sec. FRN 5.59s, 2012 (Cayman
Islands)	1,218,000	1,181,601
Capital One Bank notes 6 1/2s, 2013	270,000	289,636
CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)	320,000	313,308
CIT Group, Inc. sr. notes 7 3/4s, 2012	210,000	240,827
CIT Group, Inc. sr. notes 5s, 2015	160,000	157,634
CIT Group, Inc. sr. notes 5s, 2014	1,435,000	1,420,010
Citigroup, Inc. sub. notes 6s, 2033	130,000	135,610
Citigroup, Inc. sub. notes 5s, 2014	1,316,000	1,308,895
Colonial Properties Trust notes 6 1/4s, 2014 (R)	295,000	305,346
Countrywide Capital III company guaranty Ser. B, 8.05s, 2027	495,000	596,648
Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015	350,000	343,186
Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)	205,000	199,711
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	815,000	777,921
ERP Operating LP notes 6.584s, 2015	245,000	267,936
Executive Risk Capital Trust company guaranty Ser. B, 8.675s, 2027	805,000	872,872
Fleet Capital Trust V bank guaranty FRN 4.886s, 2028	470,000	470,480
Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)	840,000	986,136
Fund American Cos. Inc. notes 5 7/8s, 2013	650,000	647,083
General Electric Capital Corp. notes Ser. A, 6s, 2012	350,000	372,549
General Electric Capital Corp. notes Ser. MTNA, 6 1/8s, 2011	190,000	201,510
Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015	755,000	752,663
Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013	690,000	675,992
Greenpoint Capital Trust I company guaranty 9.1s, 2027	265,000	290,135
Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010	525,000	589,523
Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)	325,000	317,681
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	805,000	862,260
Household Finance Corp. notes 8s, 2010	45,000	50,777
Household Finance Corp. notes 7s, 2012	330,000	365,205
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	220,000	223,955
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	257,172
HSBC Capital Funding LP 144A bank guaranty FRB 9.547s, 2049
(Jersey)	1,150,000	1,363,997
HSBC Capital Funding LP 144A bank guaranty FRB 4.61s, 2013 (Jersey)	1,015,000	970,985
HSBC Finance Corp. notes 5 1/4s, 2015	1,135,000	1,140,310
International Lease Finance Corp. FRN Ser. MTNP, 3.999s, 2010	850,000	853,243
International Lease Finance Corp. notes 4 3/4s, 2012	1,075,000	1,055,094
International Lease Finance Corp. unsecd. notes 4 7/8s, 2010	415,000	412,969
iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)	85,000	93,102
iStar Financial, Inc. sr. notes 6s, 2010 (R)	480,000	492,944
John Hancock Global Funding II 144A notes 7.9s, 2010	375,000	425,895
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	1,195,000	1,191,995
JPMorgan Chase Capital XV notes 5 7/8s, 2035	515,000	504,111
Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)	230,000	229,699
Lehman Brothers Holdings, Inc. notes 6 5/8s, 2012	30,000	32,634
Lehman Brothers Holdings, Inc. notes Ser. G, 4.8s, 2014	425,000	417,519
Liberty Mutual Insurance 144A notes 7.697s, 2097	1,860,000	1,888,022
Loews Corp. notes 5 1/4s, 2016	210,000	204,401
MetLife, Inc. notes 5.7s, 2035	265,000	263,432
MetLife, Inc. notes 5s, 2015	610,000	602,131
Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011	360,000	391,622
National City Bank bonds 4 5/8s, 2013	635,000	622,549
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	235,000	239,453
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	256,830
NB Capital Trust IV company guaranty 8 1/4s, 2027	2,110,000	2,281,115
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	205,000	202,522
Nuveen Investments, Inc. sr. notes 5s, 2010	205,000	202,960
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	305,000	342,977
PNC Bank NA notes 4 7/8s, 2017	420,000	409,626
Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013	760,000	774,910
Protective Life Corp. notes 4.3s, 2013	435,000	415,435
Prudential Holdings LLC 144A bonds 8.695s, 2023	515,000	658,355
Prudential Insurance Co. 144A notes 8.3s, 2025	390,000	504,267
Rabobank Capital Funding Trust 144A sub. notes FRN 5.254s, 2049	455,000	453,324
Rouse Co. (The) notes 7.2s, 2012 (R)	430,000	453,985
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s, 2049 (United
Kingdom)	820,000	953,338
Royal Bank of Scotland Group PLC FRB 7.648s, 2049 (United Kingdom)	110,000	133,724
Simon Property Group LP notes 5 5/8s, 2014 (R)	295,000	302,084
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	295,000	292,903
State Street Capital Trust II notes FRN 4.29s, 2008	565,000	565,416
Sun Life Canada Capital Trust 144A company guaranty 8.526s, 2049	940,000	1,022,608
Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)	635,000	616,187
Transamerica Capital III company guaranty 7 5/8s, 2037	450,000	526,844
UBS AG/Jersey Branch FRN 6.89s, 2008 (Jersey)	1,485,000	1,542,544

UBS Preferred Funding Trust I company guaranty 8.622s, 2049	595,000	689,286
Wachovia Bank NA sub. notes 4 7/8s, 2015	810,000	798,715
Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049 (Australia)	645,000	664,866
		51,937,786

Health Care (0.3%)
American Home Products Corp. notes 6.95s, 2011	1,065,000	1,169,885
Bayer Corp. 144A FRB 6.2s, 2008	430,000	442,578
HCA, Inc. sr. notes 6.95s, 2012	205,000	210,870
Hospira, Inc. notes 5.9s, 2014	175,000	182,224
WellPoint, Inc. notes 5s, 2014	230,000	228,811
WellPoint, Inc. notes 4 1/4s, 2009	230,000	224,975
		2,459,343

Technology (0.2%)
Avnet, Inc. notes 6s, 2015	310,000	304,303
Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014	400,000	397,006
Motorola, Inc. notes 7 5/8s, 2010	195,000	225,217
Motorola, Inc. notes 4.608s, 2007	330,000	329,618
		1,256,144

Transportation (0.4%)
Continental Airlines, Inc. pass-through certificates Ser. 98-2, 6.32s, 2008	1,860,000	1,850,147
CSX Corp. notes 6 3/4s, 2011	420,000	455,094
Norfolk Southern Corp. sr. notes 6 3/4s, 2011	380,000	414,071
Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	295,000	297,186
		3,016,498

Utilities & Power (1.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	330,000	336,857
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	251,494
Atmos Energy Corp. notes 4.95s, 2014	380,000	370,867
Beaver Valley II Funding debs. 9s, 2017	415,000	492,954
Boardwalk Pipelines LLC notes 5 1/2s, 2017	145,000	144,048
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	578,420
Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s,
2017	225,000	275,632
Consumers Energy Co. 1st mtge. 5.65s, 2020	190,000	192,670
Consumers Energy Co. 1st mtge. 5s, 2012	495,000	492,468
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	370,000	374,030
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	350,000	352,209
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008	230,000	220,844
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	40,000	42,591
FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031	286,000	335,440
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	230,000	244,004
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	160,000	169,600
Kansas Gas & Electric 144A bonds 5.647s, 2021	120,000	118,757
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	320,000	344,281
MidAmerican Energy Holdings Co. sr. notes 5 7/8s, 2012	540,000	563,440
Monongahela Power Co. 1st mtge. 5s, 2006	905,000	906,852
National Fuel Gas Co. notes 5 1/4s, 2013	270,000	270,725
Nevada Power Co. 2nd mtge. 9s, 2013	224,000	248,780
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s, 2015	160,000	157,705
NiSource Finance Corp. company guaranty 5.45s, 2020	535,000	523,332
NiSource Finance Corp. company guaranty 5 1/4s, 2017	60,000	58,646
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	375,000	442,674
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	600,000	642,998
Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014	245,000	239,885
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	485,000	499,855
Pepco Holdings, Inc. notes 5 1/2s, 2007	365,000	369,571
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	568,274	581,538
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007	270,000	285,515
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009	390,000	417,008
Public Service Co. of New Mexico sr. notes 4.4s, 2008	270,000	266,102
Public Service Electric & Gas Co. 1st mtge. 6 3/8s, 2008	375,000	388,849
Southern California Edison Co. 1st mtge. 5s, 2016	140,000	139,345
Southern California Edison Co. 1st mtge. 5s, 2014	435,000	435,318
Tampa Electric Co. notes 6 7/8s, 2012	275,000	303,543
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	320,701
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)	80,689	6,729
		13,406,277

Total corporate bonds and notes (cost $116,189,042)		$117,455,010

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating (RAT)	Principal amount	Value
NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC
4.252s, 1/1/16	Aaa	$530,000	$507,385
4.252s, 1/1/16 (Prerefunded)	Aaa	25,000	23,842

Total municipal bonds and notes (cost $554,944)			$531,227
UNITS (--%)(a) (cost $198,844)
		Units	Value
Cendant Corp. unit 4.89s, 2006		3,300	$164,689

COMMON STOCKS (--%)(a) (cost $--)
		Shares	Value
Birch Telecom, Inc. (F) (NON)		273	$--

SHORT-TERM INVESTMENTS (13.6%)(a)
		Principal amount	Value
Putnam Prime Money Market Fund (e)		$114,049,600	$114,049,600
U.S. Treasury Bills zero%, November 3, 2005 (SEG)		1,255,000	1,251,451

Total short-term investments (cost $115,301,051)			$115,301,051

TOTAL INVESTMENTS

Total investments (cost $922,967,325) (b)			$911,702,660

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro 90 day (Short)	47	$11,208,913	Jun-06	$45,199
Euro 90 day (Short)	47	11,207,738	Sep-06	42,711
Euro 90 day (Short)	28	6,681,500	Mar-06	29,021
Euro 90 day (Short)	23	5,497,863	Dec-05	21,763
U.S. Treasury Bond (Long)	1,038	118,753,688	Dec-05	(2,439,445)
U.S. Treasury Note 2 yr (Short)	213	43,854,703	Dec-05	135,816
U.S. Treasury Note 5 yr (Long)	666	71,168,344	Dec-05	(513,061)
U.S. Treasury Note 10 yr (Short)	557	61,226,484	Dec-05	601,002

Total				$(2,076,994)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/05 (proceeds receivable $28,880,389) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value
FHLMC, 6 1/2s, October 1, 2035	$19,620,000	10/13/05	$20,164,150
FNMA, 5 1/2s, October 1, 2035	7,900,000	10/13/05	7,897,531
FNMA, 5s, July 1, 2035	700,000	7/14/05	689,609

Total			$28,751,290

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	$39,200,000	4/6/10	$(542,203)

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	35,700,000	1/14/10	(699,168)

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	29,313,000	12/22/09	452,280

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	24,800,000	3/30/09	1,219,164

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	23,974,000	1/28/24	773,705

Agreement with Bank of America, N.A. dated May 18, 2005 to receive semi-annually the notional amount multiplied by 4.528% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	22,000,000	5/20/15	(144,939)

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	8,300,000	6/17/15	42,693

Agreement with Bank of America, N.A. dated August 30, 2005 to pay semi-annually the notional amount multiplied by 4.53125% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	7,000,000	9/1/15	(135,260)

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	3,000,000	6/23/15	38,383

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,500,000	6/24/15	27,958

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,240,000	6/23/15	17,453

Agreement with Credit Suisse First Boston International dated May 13,
2004 to receive semi-annually the notional amount multiplied by
4.505% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	28,000,000	5/17/09	237,966

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	11,098,100	7/9/06	(141,442)

Agreement with Credit Suisse First Boston International dated October
5, 2004 to receive semi-annually the notional amount multiplied by
4.624% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	10,570,000	10/7/14	40,507

Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	35,700,000	3/7/15	119,844

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	25,100,000	6/29/15	(659,096)

Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505%
and pay quarterly the notional amount multiplied by the three month
USD-LIBOR-BBA.	16,700,000	9/2/15	(425,912)

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	7,220,000	6/16/15	47,132

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	5,862,000	8/2/15	(46,828)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,800,000	6/24/15	33,349

Agreement with Lehman Brothers Special Financing, Inc. dated July
13, 2005 to pay semi-annually the notional amount multiplied by 4.38%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	38,000,000	7/15/10	371,736

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to pay semi-annually the notional amount multiplied by 4.64101% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.	33,131,000	12/11/13	(184,144)

Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.0525% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	12,200,000	6/16/07	28,606

Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.5475% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	3,400,000	6/16/15	(20,410)

Total			$451,374

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Goldman Sachs Capital Markets, L.P. dated
September 8, 2005 to receive at maturity the notional
amount multiplied by the nominal spread appreciation of the
Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and
an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index and pay at
maturity the notional amount multiplied by the nominal
spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor.	$48,715,000	4/1/06	$(19,340)

Agreement with Citibank, NA. dated September 8, 2005 to
receive at maturity the notional amount multiplied by the
nominal spread appreciation of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index adjusted
by a modified duration factor and an accrual of 27 basis
points plus the beginning of the period nominal spread of the
Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities
Index adjusted by a modified duration factor.	19,958,000	4/1/06	(25,030)

Agreement with Lehman Brothers Finance, S.A. dated August
31, 2005 to receive/(pay) semi-annually the notional amount
multiplied by the return of the Lehman Brothers US ABS
Floating Rate Index HEL Aggregate Component and pay semi-
annually the notional amount multiplied by the six month
USD-LIBOR-BBA adjusted by a specified spread.	60,000,000	3/1/06	187,618

Agreement with Deutsche Bank AG dated September 8, 2005
to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index adjusted
by a modified duration factor and an accrual of 25 basis
points plus the beginning of the period nominal spread of the
Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities
Index adjusted by a modified duration factor.	5,666,000	3/1/06	(7,094)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 7,
2005 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and receive monthly the notional amount multiplied by the appreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed
Securities Index plus 27.2 basis points.	3,275,000	12/1/05	(2,171)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	2,860,000	1/1/06	(4,202)

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	9,927,000	11/1/05	6,941

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	9,660,000	11/1/05	145

Agreement with Deutsche Bank AG dated August 3, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 15 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	2,860,000	1/1/06	11,626

Agreement with Deutsche Bank AG dated May 3, 2005 to pay at
maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	4,963,500	11/1/05	(195,671)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 3,
2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 20 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	3,275,000	12/1/05	(12,812)

Total			$(59,990)

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $3,339,972)
	Contract	Expiration date/
	amount	strike price	Value
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a
fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	$43,180,000	Jul-17 / $4.55	$(2,202,180)

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a
fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	43,180,000	Jul-17 / $4.55	(1,036,320)

Total			$(3,238,500)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. on July 26, 2005, maturing on September 20, 2012, to receive quarterly 64 basis points times the notional amount. Upon a credit default event of Waste
Management, 7.375%, 8/1/2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Waste Management,
7.375%, 8/1/2010.	$490,000	$2,676

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche.	2,726,000	29,910

Agreement with Citigroup Financial Products, Inc. effective August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	2,726,000	296

Agreement with Deutsche Bank AG on August 8, 2005, maturing on June 20, 2010, to receive quarterly 44 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 4 Index 7-10% tranche.	2,716,000	1,018,694

Agreement with Deutsche Bank AG effective August 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount.
Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	2,716,000	(2,496)

Agreement with Deutsche Bank AG effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	2,036,000	(5,787)

Agreement with Deutsche Bank AG on July 14, 2005, maturing on June 20, 2012, to receive quarterly 35.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche.	1,358,000	12,165

Agreement with Deutsche Bank AG effective July 22, 2005, maturing on September 20, 2010, to receive quarterly 41 basis points times the notional amount. Upon a credit default event of France
Telecomm, 7.75%, 3/1/2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of France Telecomm, 7.75%,
3/1/2011.	765,000	1,825

Agreement with Bank of America, N.A. effective November 24, 2004, maturing on April 15, 2010, to receive a premium equal to 2.58316% times the notional amount. Upon a credit default event of any News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the defaulted
News Corp. senior note or bond.	300,000	(14,769)

Agreement with Goldman Sachs Capital Markets, L.P. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 37.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	2,590,000	23,245

Agreement with Goldman Sachs Capital Markets, L.P. effective August 18, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series
4 Index.	1,787,500	332

Agreement with Goldman Sachs Capital Markets, L.P. on August 18, 2005, maturing on June 20,
2010, to receive quarterly 38.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,7-10% tranche.	1,375,000	6,738

Agreement with Goldman Sachs Capital Markets, L.P. effective August 19, 2005, maturing on
June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	1,295,000	687

Agreement with Goldman Sachs Capital Markets, L.P. on August 04, 2005, maturing on
September 20, 2010, to receive quarterly 49 basis points times the notional amount. Upon a credit default event of Goodyear 7 5/8s, 12/15/12, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of
Goodyear 7 5/8s, 12/15/12.	380,000	786

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	3,768,000	89,064

Agreement with Lehman Brothers Special Financing, Inc. on August 5, 2005, maturing on June
20, 2010, to receive quarterly 43 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,7-10% tranche.	2,716,000	16,123

Agreement with Lehman Brothers Special Financing, Inc. on July 29, 2005, maturing on June 20,
2012, to receive quarterly 33.75 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,10-15%
tranche.	2,715,000	15,872

Agreement with Lehman Brothers Special Financing, Inc. effective August 5, 2005, maturing on
June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series
4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	2,716,000	(1,706)

Agreement with Lehman Brothers Special Financing, Inc. on July 14, 2005, maturing on June 20,
2012, to receive quarterly 36 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.	1,249,000	6,888

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	1,377,000	10,348

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series
4 Index.	1,377,000	1,686

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005,
maturing on June 20, 2012, to receive quarterly 275 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	1,031,000	(22,344)

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series
4 Index.	2,776,000	4,190

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive quarterly 48 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index 7-10% tranche.	2,776,000	9,317

Agreement with Morgan Stanley Capital Services, Inc. on September 29, 2005,
maturing on June 20, 2012, to receive quarterly 318 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	984,000	1,190

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ CDX IG HVOL Series 4 Index.	2,062,000	8,577

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index.	1,388,000	5,080

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005,
maturing on June 20, 2015, to receive quarterly 59 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4
Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 4 Index,10-15% tranche.	1,388,000	(3,460)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005,
maturing on December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 5 Index.	1,388,000	(1,888)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005,
maturing on December 20, 2015, to receive quarterly 57.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG
CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 5 Index 10-15% tranche.	1,388,000	(228)

Agreement with Lehman Brothers Special Financing, Inc. on September 29, 2005,
maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL
Series 4 Index.	2,951,000	(3,272)

Agreement with Deutsche Bank AG on September 9, 2004, maturing on September
20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of any CVS senior note.	140,000	(485)

Total		$1,209,254

NOTES

(a)	Percentages indicated are based on net assets of $845,179,530.

(RAT)	The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b)	The aggregate identified cost on a tax basis is $923,022,239, resulting in gross unrealized appreciation and depreciation of $5,008,989 and $16,328,568, respectively, or net unrealized depreciation of $11,319,579.

(NON)	Non-income-producing security.

(R)	Real Estate Investment Trust.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam
Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled
$2,990,228 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in
Putnam Prime Money Market Fund aggregated $489,472,106 and $557,697,438, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

At September 30, 2005, liquid assets totaling $280,481,666 have been designated as collateral for open forward commitments, swap contracts, written options and future contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2005.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock
Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2005, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments.
In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”
Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-
market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.
Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.
Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation”
above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange
Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (98.2%)(a)

	Shares	Value

Australia (1.3%)
Australian Stock Exchange, Ltd.	17,893	$370,446
Macquarie Bank, Ltd.	130,248	7,492,150
Macquarie Infrastructure Group	437,349	1,338,828
Macquerie Infrastructure Group 144A	445,100	1,362,555
QBE Insurance Group, Ltd.	35,432	505,271
Westpac Banking Corp.	61,319	987,711
Woolworths, Ltd.	42,098	534,449
		12,591,410

Belgium (2.4%)
InBev NV	245,337	9,733,256
KBC Groupe SA	137,913	11,205,528
Mobistar SA	19,497	1,607,649
Solvay SA	4,293	500,702
Umicore NV/SA	4,825	527,851
		23,574,986

Bermuda (0.6%)
ACE, Ltd.	123,607	5,818,181

Brazil (1.6%)
Petroleo Brasileiro SA ADR	141,390	10,107,971
Unibanco-Uniao de Bancos Brasileiros SA GDR	97,560	5,131,656
		15,239,627

Canada (1.0%)
Canadian National Railway Co.	43,909	3,122,031
Canadian Natural Resources, Ltd.	149,402	6,759,980
		9,882,011

China (1.2%)
China Life Insurance Co., Ltd.	6,713,000	5,192,137
China Shenhua Energy Co., Ltd.	1,139,500	1,336,700
China Shenhua Energy Co., Ltd. Class H (NON)	4,341,000	5,092,246
		11,621,083

Denmark (1.0%)
TDC A/S	177,749	9,592,840

Finland (0.9%)
Nokia OYJ	521,863	8,769,736
Orion-Yhtymae OYJ Class B	21,700	485,256
		9,254,992

France (13.0%)
Air Liquide	2,680	494,303
Axa SA	19,865	546,955
BNP Paribas SA	238,538	18,188,016
Business Objects SA	13,584	467,521
Credit Agricole SA	574,152	16,888,222
France Telecom SA	476,899	13,728,654
France Telecom SA 144A	71,800	2,066,931
Groupe Danone	5,726	618,826
Renault SA	173,435	16,475,180
Sanofi-Synthelabo SA	5,269	436,685
Schneider Electric SA	7,404	586,407
Societes Des Autoroutes Paris-Rhin-Rhone	7,452	502,620
Total SA	92,512	25,326,922
Veolia Environnement	282,615	11,961,710
Vivendi Universal SA	480,250	15,724,048
Vivendi Universal SA 144A	61,521	2,014,282
		126,027,282

Germany (4.3%)

Allianz AG	35,370	4,792,571
BASF AG	251,962	19,014,136
Deutsche Bank AG	7,500	704,765
Deutsche Post AG	18,800	441,483
E.On AG	5,400	498,643
Henkel KGaA (Preferred)	13,700	1,249,717
Hypo Real Estate Holding	90,022	4,579,608
Schering AG	109,668	6,971,158
Schwarz Pharma AG	39,331	2,429,943
Siemens AG	17,751	1,372,735
		42,054,759

Greece (0.4%)
Hellenic Telecommunication Organization (OTE) SA	118,880	2,384,676
National Bank of Greece SA	35,723	1,434,034
		3,818,710

Hong Kong (0.7%)
Cheung Kong Holdings, Ltd.	43,000	485,569
China Netcom Group Corp. (Hong Kong), Ltd.	1,746,000	3,004,718
Esprit Holdings, Ltd.	64,000	478,505
Hong Kong Exchanges and Clearing, Ltd.	628,500	2,151,038
Swire Pacific, Ltd.	82,500	759,861
		6,879,691

India (0.7%)
National Thermal Power Corp., Ltd.	2,723,187	6,569,363

Ireland (0.4%)
Allied Irish Banks PLC	21,272	453,888
Bank of Ireland PLC	72,318	1,146,408
CRH PLC	57,047	1,550,767
Iaws Group PLC	28,184	409,409
		3,560,472

Italy (1.3%)
Mediaset SpA	1,041,472	12,360,343

Japan (23.4%)
Acom Co., Ltd.	99,140	7,208,909
Aeon Co., Ltd.	296,500	5,965,584
Astellas Pharma, Inc.	390,800	14,725,697
Canon, Inc.	18,300	989,931
Credit Saison Co., Ltd.	117,000	5,141,723
Dai Nippon Printing Co., Ltd.	551,000	8,898,076
Daiichi Sankyo Co., Ltd.	334,300	6,858,873
Daito Trust Construction Co., Ltd.	159,400	6,990,981
Dowa Mining Co., Ltd.	64,000	537,663
East Japan Railway Co.	1,705	9,749,735
Fanuc, Ltd.	102,800	8,327,780
Fuji Television Network, Inc.	215	481,910
Japan Tobacco, Inc.	1,082	17,091,246
Jupiter Telecommunications Co., Ltd.	5,338	4,621,054
Konica Corp.	690,000	6,283,798
Lawson, Inc.	135,100	5,102,612
Matsushita Electric Industrial Co.	366,000	6,210,890
Mitsubishi Corp.	45,300	895,447
Mitsubishi Tokyo Finance Group, Inc.	562	7,389,516
Mitsui & Co., Ltd.	1,014,000	12,715,267
Mizuho Financial Group, Inc.	2,005	12,774,532
Nintendo Co., Ltd.	68,300	7,979,986
Nippon Mining Holdings, Inc.	676,000	5,368,867
Nissan Motor Co., Ltd.	480,000	5,489,587
Nomura Research Institute, Ltd.	35,200	4,069,185
Nomura Securities Co., Ltd.	48,100	747,477
NSK, Ltd.	822,000	4,540,875
NTT DoCoMo, Inc.	296	527,639
Omron Corp.	258,400	6,304,942
Ono Pharmaceutical Co., Ltd.	104,000	4,854,924
Orix Corp.	4,400	795,976
Sankyo Co., Ltd.	9,500	501,324
SMC Corp.	5,298	706,431
Takefuji Corp.	10,310	805,184
Tokyo Electric Power Co.	21,859	553,612
Tokyo Electron, Ltd.	117,400	6,247,106
TonenGeneral Sekiyu KK	324,000	3,774,091
Toyota Motor Corp.	509,600	23,384,398
		225,612,828

Mexico (0.4%)
Telefonos de Mexico SA de CV (Telmex) ADR Ser. L(S)	195,028	4,148,246

Netherlands (6.2%)
ABN AMRO Holdings NV	24,806	595,979
European Aeronautic Defense and Space Co.	157,755	5,610,123
ING Groep NV	22,292	665,913
Koninklijke (Royal) KPN NV	1,742,443	15,669,842
Koninklijke (Royal) KPN NV 144A	137,484	1,236,398
Royal Dutch Shell PLC Class A	618,496	20,481,548
Royal Dutch Shell PLC Class B	267,992	9,281,920
SBM Offshore NV	21,185	1,772,373
TNT NV	162,734	4,054,955
		59,369,051

New Zealand (0.1%)
Telecom Corp. of New Zealand, Ltd. (S)	162,087	676,399

Norway (1.5%)
DnB Holdings ASA	45,529	471,221
Norsk Hydro ASA	110,431	12,411,592
Smedvig ASA Class A (S)	65,146	1,603,228
		14,486,041

Singapore (2.1%)
DBS Group Holdings, Ltd.	940,366	8,796,793
Flextronics International, Ltd.	364,438	4,683,028
Singapore Airlines, Ltd.	844,000	5,796,566
Singapore Exchange, Ltd.	410,000	611,723
		19,888,110

South Korea (1.2%)
Kookmin Bank	56,220	3,321,354
LG Electronics, Inc.	7,200	483,458
Samsung Electronics Co., Ltd.	14,257	8,052,945
		11,857,757

Spain (2.6%)
Gestevision Telecinco SA	44,100	925,028
Iberdrola SA	642,200	17,999,501
Repsol YPF, SA	179,122	5,821,515
		24,746,044

Sweden (2.3%)
Assa Abloy AB Class B	125,879	1,783,773
Hennes & Mauritz AB Class B	220,630	7,894,633
Nordea AB	692,889	6,949,245
SKF AB Class B	344,492	4,502,697
Telefonaktiebolaget LM Ericsson AB Class B	293,924	1,076,450
		22,206,798

Switzerland (8.8%)
Credit Suisse Group	349,583	15,541,241
Nestle SA	1,655	486,651
Novartis AG	182,100	9,275,246
Roche Holding AG	167,775	23,404,411
Swatch Group AG (The)	26,923	764,514
Swatch Group AG (The) Class B	40,189	5,559,546
Swiss Re	226,531	14,939,200
Zurich Financial Services AG	86,703	14,832,812
		84,803,621

Taiwan (1.4%)
Chinatrust Financial Holding Co.	3,550,496	3,063,635
Taiwan Semiconductor Manufacturing Co., Ltd.	1,506,355	2,422,348
United Microelectronics Corp.	11,707,241	7,523,434
		13,009,417

United Kingdom (15.4%)
AstraZeneca PLC (London Exchange)	13,120	611,530
Barclays PLC	1,971,910	19,986,879
BHP Billiton PLC	253,566	4,108,561
Enterprise Inns PLC	239,597	3,570,710

GlaxoSmithKline PLC	533,850	13,617,199
HSBC Holdings PLC (London Exchange)	75,733	1,228,451
Imperial Tobacco Group PLC	22,530	647,218
Lloyds TSB Group PLC	72,141	595,940
Punch Taverns PLC	541,412	7,661,629
Reckitt Benckiser PLC	554,566	16,941,383
Rio Tinto PLC	304,391	12,480,975
Royal Bank of Scotland Group PLC	567,709	16,157,907
Royal Bank of Scotland Group PLC 144A	127,930	3,641,093
Scottish and Southern Energy PLC	24,821	451,791
Tesco PLC	2,057,177	11,262,521
Vodafone Group PLC	13,706,082	35,760,916
		148,724,703

United States (2.0%)

iShares Russell 1000 Growth Index Fund	337,500	19,608,750

Total common stocks (cost $790,572,313)		$947,983,515

SHORT-TERM INVESTMENTS (2.4%)(a)

	Principal amount/share	Value

Putnam Prime Money Market Fund (e)	18,001,284	$18,001,284
Short-term investments held as collateral for loaned securities with yields
ranging from 3.20% to 3.80% and due date October 3, 2005 (d)	$4,719,466	4,717,050

Total short-term investments (cost $22,718,334)		$22,718,334

TOTAL INVESTMENTS

Total investments (cost $813,290,647) (b)		$970,701,849

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $208,449,195) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$59,193,301	$57,902,138	10/19/05	$1,291,163
British Pound	83,389,080	86,787,982	12/21/05	(3,398,902)
Euro	34,666,262	35,949,684	12/21/05	(1,283,422)
Japanese Yen	7,392,943	7,721,294	11/16/05	(328,351)
Norwegian Krone	16,910,773	17,552,100	12/21/05	(641,327)
Swedish Krona	2,379,088	2,391,193	12/21/05	(12,105)
Swiss Franc	143,633	144,804	12/21/05	(1,171)

Total				$(4,374,115)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $132,860,144) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$2,865,590	$2,849,394	10/19/2005	$(16,196)
British Pound	12,546	13,039	12/21/2005	493
Canadian Dollar	9,749,999	9,289,945	10/19/2005	(460,054)
Euro	31,047,512	31,192,185	12/21/2005	144,673
Japanese Yen	36,372,965	36,929,983	11/16/2005	557,018
Norwegian Krone	4,596,280	4,784,375	12/21/2005	188,095
Swedish Krona	15,062,333	15,523,922	12/21/2005	461,589
Swiss Franc	30,960,780	32,277,301	12/21/2005	1,316,521

Total				$2,192,139

NOTES

(a)	Percentages indicated are based on net assets of $965,618,177.

(b)	The aggregate identified cost on a tax basis is $824,913,722, resulting in gross unrealized appreciation and depreciation of $152,929,579 and $7,141,452, respectively, or net unrealized appreciation of $145,788,127.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30,
2005, the value of securities loaned amounted to $4,463,025. One of the securities was sold prior to period end and is included in the receivable for securities sold. The fund received cash collateral of $4,717,050 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime
Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market
Fund. Income distributions earned by the fund totaled $410,012 for the period ended September
30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $242,233,661 and $243,188,307, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or
Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at September 30,
2005 (as a percentage of net assets):

	Banking	14.2%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.
These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site,
www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (99.3%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
European Aeronautic Defense and Space Co. (Netherlands)	62,235	$2,213,217

Automotive (4.2%)
Nissan Motor Co., Ltd. (Japan)	232,000	2,653,300
Peugeot SA (France)	34,468	2,347,641
Renault SA (France)	47,723	4,533,370
Toyota Motor Corp. (Japan)	121,600	5,579,951
		15,114,262

Banking (24.6%)
ABN AMRO Holdings NV (Netherlands)	206,090	4,951,439
Allied Irish Banks PLC (Ireland)	176,129	3,758,126
Banco Itau SA ADR (Brazil)	21,500	2,551,190
Bank of Ireland PLC (Ireland)	166,399	2,637,811
Barclays PLC (United Kingdom)	770,676	7,811,415
BNP Paribas SA (France)	106,952	8,154,863
Credit Agricole SA (France)	191,861	5,643,438
Danske Bank A/S (Denmark)	139,500	4,282,737
Depfa Bank PLC (Ireland)	130,941	2,112,025
Foreningssparbanken AB (Sweden)	110,800	2,688,520
Hachijuni Bank, Ltd. (The) (Japan)	278,000	2,122,044
HBOS PLC (United Kingdom)	153,939	2,324,104
HSBC Holdings PLC (London Exchange) (United Kingdom)	657,008	10,657,204
Industrial Bank Of Korea (South Korea)	255,580	3,240,784
KBC Groupe SA (Belgium)	42,462	3,450,067
Mizuho Financial Group, Inc. (Japan)	400	2,548,535
Nordea AB (Sweden)	359,000	3,600,546
Royal Bank of Scotland Group PLC (United Kingdom)	296,938	8,451,331
Societe Generale (France)	32,499	3,719,908
Unibanco-Uniao de Bancos Brasileiros SA GDR (Brazil)	44,200	2,324,920
United Overseas Bank, Ltd. (Singapore)	209,000	1,744,760
		88,775,767

Basic Materials (1.0%)
Xstrata PLC (Switzerland)	143,769	3,735,858

Broadcasting (0.8%)
Mediaset SpA (Italy)	255,100	3,027,564

Building Materials (0.6%)
Adelaide Brighton, Ltd. (Australia)	1,260,952	2,214,005

Chemicals (3.6%)
Asahi Chemical Industry Co., Ltd. (Japan)	614,000	3,359,336
BASF AG (Germany)	68,200	5,146,665
Braskem SA Class A (Preference) (Brazil)	247,300	2,559,850
Mitsui Chemicals, Inc. (Japan)	296,000	1,750,088
		12,815,939

Communications Equipment (1.5%)
Nokia OYJ (Finland)	211,950	3,561,750
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	480,453	1,759,582
		5,321,332

Conglomerates (1.6%)
Vivendi Universal SA (France)	181,963	5,957,720

Consumer Finance (0.4%)
Acom Co., Ltd. (Japan)	21,600	1,570,632

Electric Utilities (3.2%)
E.On AG (Germany)	85,702	7,913,834
Iberdrola SA (Spain)	127,502	3,573,610
		11,487,444

Electrical Equipment (1.2%)
Brother Industries, Ltd. (Japan)	235,000	2,061,331
Schneider Electric SA (France)	26,833	2,125,210
		4,186,541

Electronics (4.8%)
Koninklijke (Royal) Philips Electronics NV (Netherlands)	176,612	4,707,346
Omron Corp. (Japan)	129,500	3,159,791
Reunert, Ltd. (South Africa)	214,522	1,428,413
Samsung Electronics Co., Ltd. (South Korea)	6,350	3,586,744
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,148,899	1,847,528
Toshiba Corp. (Japan)	561,000	2,475,291
		17,205,113

Energy (0.6%)
TonenGeneral Sekiyu KK (Japan)	185,000	2,154,959

Engineering & Construction (2.4%)
Bouygues SA (France)	42,989	2,004,005
Daito Trust Construction Co., Ltd. (Japan)	67,300	2,951,650
Skanska AB Class B (Sweden)	256,000	3,793,304
		8,748,959

Financial (0.9%)
Sanyo Shinpan Finance Co., Ltd. (Japan)	39,200	3,189,411

Food (0.9%)
Toyo Suisan Kaisha, Ltd. (Japan)	192,000	3,283,586

Insurance (6.4%)
AGF (Assurances Generales de France) (France)	23,328	2,238,504
Axa SA (France)	172,053	4,737,242
ING Groep NV (Netherlands)	206,598	6,171,555
Swiss Re (Switzerland)	66,129	4,361,056
Zurich Financial Services AG (Switzerland) (NON)	32,780	5,607,875
		23,116,232

Investment Banking/Brokerage (3.4%)
Credit Suisse Group (Switzerland)	190,683	8,477,101
Deutsche Bank AG (Germany)	39,000	3,664,780
		12,141,881

Leisure (1.0%)
Yamaha Motor Co., Ltd. (Japan)	176,000	3,642,076

Lodging/Tourism (0.7%)
Hilton Group PLC (United Kingdom)	429,414	2,388,912

Manufacturing (1.9%)
Hyundai Heavy Industries (South Korea)	31,430	2,342,909
NSK, Ltd. (Japan)	338,000	1,867,173
SKF AB Class B (Sweden)	205,600	2,687,303
		6,897,385

Metals (1.8%)
BHP Billiton PLC (United Kingdom)	133,650	2,165,548
JFE Holdings, Inc. (Japan)	103,200	3,360,466
Zinifex, Ltd. (Australia)	298,800	1,040,154
		6,566,168

Miscellaneous (0.3%)
iShares MSCI EAFE Index Fund	18,743	1,088,968

Natural Gas Utilities (0.6%)
Tokyo Gas Co., Ltd. (Japan)	504,000	2,050,335

Oil & Gas (8.4%)
BP PLC (United Kingdom)	468,712	5,584,020
ENI SpA (Italy)	112,250	3,345,046
Norsk Hydro ASA (Norway)	33,609	3,777,392
Petroleo Brasileiro SA ADR (Brazil)	50,800	3,631,692

Repsol YPF, SA (Spain)	128,060	4,161,986
Royal Dutch Shell PLC Class B (Netherlands)	176,739	6,121,366
Total SA (France)	7,487	2,049,709
Vostok Nafta Investment, Ltd. (Sweden) (NON)	43,600	1,740,660
		30,411,871

Pharmaceuticals (5.2%)
Astellas Pharma, Inc. (Japan)	57,700	2,174,188
Daiichi Sankyo Co., Ltd. (Japan)	150,800	3,093,982
Orion-Yhtymae OYJ Class B (Finland)	88,600	1,981,275
Roche Holding AG (Switzerland)	14,843	2,070,581
Santen Pharmaceutical Co., Ltd. (Japan)	98,500	2,555,507
Schering AG (Germany)	49,500	3,146,518
Tanabe Seiyaku Co., Ltd. (Japan)	177,000	1,791,555
Terumo Corp. (Japan)	58,500	1,884,266
		18,697,872

Publishing (1.3%)
Dai Nippon Printing Co., Ltd. (Japan)	288,000	4,650,900

Retail (2.6%)
Adidas-Salomon AG (Germany)	15,600	2,727,029
Dixons Group PLC (United Kingdom)	798,757	2,126,446
GUS PLC (United Kingdom)	143,397	2,167,482
Onward Kashiyama Co., Ltd. (Japan)	138,000	2,192,023
		9,212,980

Shipping (0.4%)
ComfortDelgro Corp., Ltd. (Singapore)	1,822,000	1,618,117

Technology Services (0.8%)
Canon Sales Co., Inc. (Japan)	141,000	2,899,135

Telecommunications (5.3%)
Deutsche Telekom AG (Germany)	177,800	3,245,076
Hellenic Telecommunication Organization (OTE) SA (Greece)	149,720	3,003,311
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	428	2,107,519
NTT DoCoMo, Inc. (Japan)	1,086	1,935,863
Tele2 AB Class B (Sweden)	146,925	1,502,087
Vodafone Group PLC (United Kingdom)	2,783,154	7,261,604
		19,055,460

Telephone (3.0%)
Koninklijke (Royal) KPN NV (Netherlands)	266,848	2,399,770
Koninklijke (Royal) KPN NV 144A (Netherlands)	144,275	1,297,469
TDC A/S (Denmark)	79,100	4,268,905
Tele Norte Leste Participacoes SA ADR (Brazil)	164,670	2,721,995
		10,688,139

Tobacco (1.6%)
Japan Tobacco, Inc. (Japan)	356	5,623,367

Toys (0.9%)
Sankyo Co., Ltd. (Japan)	58,500	3,087,098

Transportation Services (0.8%)
TNT NV (Netherlands)	114,219	2,846,073

Total common stocks (cost $300,945,165)		$357,685,278

SHORT-TERM INVESTMENTS (0.7%)(a)
	Shares	Value
Putnam Prime Money Market Fund (e)	1,555,984	$1,555,984
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)	1,125,779	1,125,480

Total short-term investments (cost $2,681,464)		$2,681,464

TOTAL INVESTMENTS

Total investments (cost $303,626,629) (b)		$360,366,742

NOTES

(a)	Percentages indicated are based on net assets of $360,074,864.

(b)	The aggregate identified cost on a tax basis is $304,552,076, resulting in gross unrealized appreciation and depreciation of $59,741,770 and $3,927,104, respectively, or net unrealized appreciation of $55,814,666.

(NON) Non-income-producing security.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $1,069,533. This security was sold prior to period end and is included in the receivable for securities sold. The fund received cash collateral of $1,125,480 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly- owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $60,246 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $58,061,167 and $61,103,136, respectively.

At September 30, 2005, liquid assets totaling $1,362,631 have been designated as collateral for open forward commitments.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2005: (as a percentage of Portfolio
Value)

Australia	0.9%
Belgium	1.0
Brazil	3.8
Denmark	2.4
Finland	1.5
France	12.1
Germany	7.2
Greece	0.8
Ireland	2.4
Italy	1.8
Japan	23.3
Netherlands	8.5
Norway	1.1
Singapore	0.9
South Korea	2.6
Spain	2.2
Sweden	4.9
Switzerland	6.8
Taiwan	0.5
United Kingdom	14.2
United States	0.7
Other	0.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the
New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit
Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New
Opportunities Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (97.1%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
CAE, Inc. (Canada)	44,300	$298,566
European Aeronautic Defense and Space Co. (Netherlands)	36,003	1,280,348
		1,578,914

Airlines (0.5%)
British Airways PLC (United Kingdom) (NON)	229,730	1,189,646

Automotive (2.4%)
Mazda Motor Corp. (Japan) (S)	311,000	1,366,731
Renault SA (France)	20,347	1,932,831
Toyota Motor Corp. (Japan)	62,300	2,858,807
		6,158,369

Banking (9.4%)
Anglo Irish Bank Corp. PLC (Ireland)	171,929	2,348,260
BNP Paribas SA (France)	44,899	3,423,453
Depfa Bank PLC (Ireland)	61,691	995,051
DnB Holdings ASA (Norway)	179,090	1,853,564
Hana Bank (South Korea)	38,570	1,426,460
ICAP PLC (United Kingdom)	258,016	1,670,440
KBC Groupe SA (Belgium)	25,400	2,063,768
Mitsui Trust Holdings, Inc. (Japan)	98,000	1,359,478
Mizuho Financial Group, Inc. (Japan)	591	3,765,461
Nordea AB (Sweden)	124,500	1,248,657
Royal Bank of Scotland Group PLC (United Kingdom)	46,132	1,312,991
Royal Bank of Scotland Group PLC 144A (United Kingdom)	64,709	1,841,722
		23,309,305

Basic Materials (1.5%)
Antofagasta PLC (United Kingdom)	131,061	3,598,061

Beverage (1.5%)
Coca-Cola Hellenic Bottling Co., SA (Greece)	43,760	1,272,395
InBev NV (Belgium)	32,300	1,281,438
ITO EN, Ltd. (Japan)	23,300	1,091,802
		3,645,635

Broadcasting (1.0%)
Mediaset SpA (Italy)	112,823	1,339,000
Modern Times Group AB Class B (Sweden) (NON)	29,950	1,131,754
		2,470,754

Building Materials (3.1%)
BPB PLC (United Kingdom)	180,359	2,348,113
CRH PLC (Ireland)	148,688	4,041,938
Sika AG (Switzerland) (NON)	1,795	1,373,163
		7,763,214

Chemicals (1.2%)
BASF AG (Germany)	38,100	2,875,190

Commercial and Consumer Services (1.6%)
Kone OYJ Class B (Finland)	21,140	1,439,861
SGS Societe Generale Surveillance Holding SA (Switzerland)	3,516	2,723,816
		4,163,677

Communications Equipment (1.6%)
Nokia OYJ (Finland)	90,808	1,525,998
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	675,853	2,475,203
		4,001,201

Computers (0.9%)
Logitech International SA (Switzerland) (NON)	30,038	1,220,024
Media Tek, Inc. (Taiwan)	114,700	1,083,153
		2,303,177

Conglomerates (1.5%)
Vivendi Universal SA (France)	117,593	3,850,157

Construction (0.5%)
Vinci SA (France)	14,606	1,261,580

Consumer Finance (1.3%)
Aiful Corp. (Japan)	15,900	1,334,354
Diamond Lease Co., Ltd. (Japan)	45,000	1,870,367
		3,204,721

Consumer Goods (1.2%)
Fancl Corp. (Japan)	20,300	1,006,760
Henkel KGaA (Preferred) (Germany)	12,700	1,158,496
Reckitt Benckiser PLC (United Kingdom)	27,958	854,086
		3,019,342

Consumer Staples (0.5%)
Orkla ASA (Norway)	33,490	1,276,069

Electric Utilities (1.7%)
E.On AG (Germany)	13,200	1,218,905
National Thermal Power Corp., Ltd. (India)	524,953	1,266,386
National Thermal Power Corp., Ltd. 144A (India)	20,300	48,971
Scottish and Southern Energy PLC (United Kingdom)	89,089	1,621,596
		4,155,858

Electrical Equipment (0.9%)
Siemens AG (Germany)	27,307	2,111,727

Electronics (5.8%)
ARM Holdings PLC (United Kingdom)	231,500	480,162
Ibiden Co., Ltd. (Japan)	42,500	1,773,959
LG Electronics, Inc. (South Korea)	37,400	2,511,297
Omron Corp. (Japan)	105,400	2,571,753
Samsung Electronics Co., Ltd. (South Korea)	8,300	4,688,184
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,482,910	2,384,646
		14,410,001

Engineering & Construction (0.5%)
Daito Trust Construction Co., Ltd. (Japan)	28,200	1,240,686

Financial (1.8%)
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	712,000	2,436,816
Orix Corp. (Japan)	11,300	2,044,211
		4,481,027

Food (1.9%)
Nestle SA (Switzerland)	15,781	4,640,390

Health Care Services (0.5%)
MEDICEO Holdings Co., Ltd. (Japan) (S)	74,500	1,189,949

Homebuilding (0.5%)
Berkely Group Holdings PLC (United Kingdom) (NON)	77,284	1,187,990

Insurance (0.6%)
QBE Insurance Group, Ltd. (Australia)	102,271	1,458,416

Investment Banking/Brokerage (4.1%)
Aeroplan Income Fund (Canada)	62,000	670,602
Aeroplan Income Fund 144A (Canada)	51,600	558,114
AWD Holding AG (Germany)	60,946	2,321,665
Credit Suisse Group (Switzerland)	33,707	1,498,496
Macquarie Bank, Ltd. (Australia)	63,887	3,674,920
SembCorp Industries, Ltd. (Singapore)	780,740	1,386,750

		10,110,547

Machinery (0.6%)
SMC Corp. (Japan)	2,000	266,678
Wartsila OYJ Class B (Finland)	38,600	1,233,106
		1,499,784

Manufacturing (0.4%)
Wolseley PLC (United Kingdom)	47,425	1,005,842

Medical Technology (0.5%)
Straumann Holding AG (Switzerland)	4,921	1,323,886

Metals (2.0%)
Rio Tinto, Ltd. (Australia) (S)	72,544	3,275,179
Teck Corp. (Canada)	35,200	1,582,074
		4,857,253

Natural Gas Utilities (0.6%)
Osaka Gas Co., Ltd. (Japan)	442,000	1,548,482

Oil & Gas (16.0%)
BP PLC (United Kingdom)	689,969	8,219,974
Canadian Natural Resources, Ltd. (Canada)	21,629	978,646
EnCana Corp. (Canada)	25,700	1,490,274
ENI SpA (Italy)	90,308	2,691,175
Norsk Hydro ASA (Norway)	22,150	2,489,489
Petro-Canada (Canada)	29,900	1,253,929
Royal Dutch Shell PLC Class A (Netherlands)	153,623	5,087,239
Royal Dutch Shell PLC Class B (Netherlands)	74,840	2,592,088
Saipem SpA (Italy)	188,250	3,183,903
Statoil ASA (Norway)	190,300	4,741,597
Total SA (France)	24,810	6,792,210
		39,520,524

Pharmaceuticals (11.3%)
AstraZeneca PLC (London Exchange) (United Kingdom)	51,248	2,388,696
Daiichi Sankyo Co., Ltd. (Japan) (NON)	130,400	2,675,432
GlaxoSmithKline PLC (United Kingdom)	310,270	7,914,224
Novartis AG (Switzerland)	87,387	4,451,049
Sanofi-Synthelabo SA (France)	37,449	3,103,703
Taisho Pharmaceutical Co., Ltd. (Japan)	91,000	1,642,208
Takeda Pharmaceutical Co., Ltd. (Japan)	83,000	4,951,288
Terumo Corp. (Japan)	25,600	824,568
		27,951,168

Photography/Imaging (0.5%)
Konica Corp. (Japan)	131,500	1,197,564

Railroads (0.8%)
Canadian National Railway Co. (Canada)	29,200	2,076,187

Real Estate (1.3%)
Leopalace21 Corp. (Japan)	68,800	1,663,537
Nexity (France)	5,996	303,583
Nexity 144A (France)	26,710	1,352,354
		3,319,474

Retail (3.7%)
Hyundai Department Store Co., Ltd. (South Korea)	18,980	1,278,096
Inchcape PLC (United Kingdom)	31,629	1,224,714
Jeronimo Martins, SGPS, SA (Portugal)	121,334	1,755,218
Lawson, Inc. (Japan)	25,200	951,783
Onward Kashiyama Co., Ltd. (Japan)	144,000	2,287,328
Sundrug Co., Ltd. (Japan)	13,800	791,437
Woolworths, Ltd. (Australia) (S)	61,241	777,475
		9,066,051

Semiconductor (0.4%)
Tokyo Electron, Ltd. (Japan)	16,600	883,322

Shipping (1.9%)
AP Moller - Maersk A/S (Denmark)	239	2,398,187

Dampskibsselskabet Torm A/S (Denmark)	18,700	1,074,174
Frontline, Ltd. (Bermuda) (S)	25,972	1,158,860
		4,631,221

Technology Services (1.6%)
Indira Sistemas SA Class A (Spain)	83,014	1,826,339
United Internet AG (Germany)	62,039	2,023,016
		3,849,355

Telecommunications (3.4%)
China Mobile (Hong Kong), Ltd. (Hong Kong)	291,000	1,425,459
Koninklijke (Royal) KPN NV (Netherlands)	326,942	2,940,199
NTT DoCoMo, Inc. (Japan)	1,050	1,871,691
Vodafone Group PLC (United Kingdom)	869,185	2,267,814
		8,505,163

Telephone (0.7%)
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	626,500	1,078,153
Telekom Austria AG (Austria)	34,204	682,405
		1,760,558

Tobacco (2.8%)
Japan Tobacco, Inc. (Japan)	439	6,933,653

Total common stocks (cost $196,506,032)		$240,585,090

SHORT-TERM INVESTMENTS (3.1%)(a)
	Principal	Value
	amount/Shares
Putnam Prime Money Market Fund (e)	$413,895	$413,895
Short-term investments held as collateral for loaned securities with yields ranging from 3.2% to 3.8% and a due date of October 3, 2005
(d)	7,223,126	7,221,205

Total short-term investments (cost $7,637,021)		$7,635,100

TOTAL INVESTMENTS

Total investments (cost $204,143,053) (b)		$248,220,190

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $51,678,880) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$15,115,333	$14,950,296	10/19/05	$165,037
British Pound	16,393,852	16,956,031	12/21/05	(562,179)
Canadian Dollar	11,329,587	10,965,907	10/19/05	363,680
Euro	3,832,883	3,869,830	12/21/05	(36,947)
Japanese Yen	3,811,020	3,906,735	11/16/05	(95,715)
Swedish Krona	605,674	608,756	12/21/05	(3,082)
Swiss Franc	403,080	421,325	12/21/05	(18,245)

Total				$(187,451)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $50,546,619) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$5,817,227	$5,775,467	10/19/05	$(41,760)
British Pound	34,986	35,285	12/21/05	299
Canadian Dollar	1,903,785	1,878,423	10/19/05	(25,362)
Euro	13,903,810	14,214,035	12/21/05	310,225
Japanese Yen	16,230,212	16,570,152	11/16/05	339,940
Norwegian Krone	5,108,224	5,202,579	12/21/05	94,355
Swedish Krona	1,115,111	1,149,284	12/21/05	34,173
Swiss Franc	5,548,402	5,721,394	12/21/05	172,992

Total				$884,862

NOTES

(a)	Percentages indicated are based on net assets of $247,765,936.

(b)	The aggregate identified cost on a tax basis is $204,651,920, resulting in gross unrealized appreciation and depreciation of $44,641,658 and $1,073,388, respectively, or net unrealized appreciation of $43,568,270.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30,
2005, the value of securities loaned amounted to $6,002,908. The fund received cash collateral of $7,221,205 which is pooled with collateral of other Putnam funds into 2 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by
Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime
Money Market Fund. Income distributions earned by the fund totaled $47,117 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $57,533,605 and $61,387,132, respectively.

At September 30, 2005, liquid assets totaling $6,143,707 have been designated as collateral for open forward contracts. 144A after the name of a security represents those exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2005: (as a percentage of
Portfolio Value)

Australia	3.8%
Belgium	1.4
Bermuda	0.5
Canada	3.7
Denmark	1.4
Finland	1.7
France	9.1
Germany	4.9
Greece	0.5
Hong Kong	2.1
India	0.6
Ireland	3.1
Italy	3.0
Japan	21.6
Netherlands	4.9
Norway	4.3
Portugal	0.7
Singapore	0.6
South Korea	4.1
Spain	0.8
Sweden	2.0
Switzerland	7.1
Taiwan	1.4
United Kingdom	16.2
Other	0.5

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter --a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.  Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (99.7%)(a)
	Shares	Value

Aerospace and Defense (0.2%)
L-3 Communications Holdings, Inc.	15,500	$1,225,585

Airlines (1.2%)
JetBlue Airways Corp. (NON) (S)	153,000	2,692,800
Southwest Airlines Co.	252,100	3,743,685
		6,436,485

Banking (9.3%)
Bank of America Corp.	437,400	18,414,540
Commerce Bancorp, Inc. (S)	348,300	10,689,327
U.S. Bancorp	455,200	12,782,016
Washington Mutual, Inc. (S)	144,400	5,663,368
		47,549,251

Broadcasting (0.2%)
XM Satellite Radio Holdings, Inc. Class A (NON)	33,600	1,206,576

Building Materials (1.4%)
Masco Corp.	180,700	5,543,876
Sherwin Williams Co.	35,000	1,542,450
		7,086,326

Commercial and Consumer Services (4.1%)
Cendant Corp.	208,300	4,299,312
eBay, Inc. (NON)	154,600	6,369,520
Google, Inc. Class A (NON)	12,900	4,082,334
Yahoo!, Inc. (NON)	179,800	6,084,432
		20,835,598

Communications Equipment (1.9%)
Cisco Systems, Inc. (NON)	557,200	9,990,596

Computers (7.2%)
Apple Computer, Inc. (NON)	179,700	9,633,717
Dell, Inc. (NON)	434,600	14,863,320
EMC Corp. (NON)	318,700	4,123,978
Hewlett-Packard Co.	280,700	8,196,440
		36,817,455

Conglomerates (1.2%)
Tyco International, Ltd.	224,753	6,259,371

Consumer Finance (5.0%)
Capital One Financial Corp.	131,100	10,425,072
Countrywide Financial Corp.	416,500	13,736,170
MBNA Corp.	59,000	1,453,760
		25,615,002

Consumer Goods (1.2%)
Avon Products, Inc.	227,500	6,142,500

Electronics (0.8%)
Amphenol Corp. Class A	50,000	2,017,000
Texas Instruments, Inc.	57,000	1,932,300
		3,949,300

Financial (5.1%)
Citigroup, Inc.	131,300	5,976,776
Fannie Mae	192,700	8,636,814
Freddie Mac	101,300	5,719,398
PMI Group, Inc. (The) (S)	116,300	4,636,881
Radian Group, Inc.	19,900	1,056,690

		26,026,559

Health Care Services (6.3%)
Aetna, Inc.	54,800	4,720,472
Cardinal Health, Inc.	56,000	3,552,640
Express Scripts, Inc. (NON) (S)	48,900	3,041,580
HCA, Inc. (S)	100,600	4,820,752
Health Management Associates, Inc. Class A	76,000	1,783,720
Lincare Holdings, Inc. (NON)	25,300	1,038,565
Medco Health Solutions, Inc. (NON)	78,800	4,320,604
Quest Diagnostics, Inc.	11,000	555,940
UnitedHealth Group, Inc.	150,400	8,452,480
		32,286,753

Homebuilding (1.4%)
Lennar Corp.	34,700	2,073,672
NVR, Inc. (NON)	5,800	5,132,710
		7,206,382

Household Furniture and Appliances (0.5%)
Whirlpool Corp.	33,800	2,561,026

Insurance (7.7%)
ACE, Ltd. (Bermuda)	136,400	6,420,348
American International Group, Inc.	380,300	23,563,388
Everest Re Group, Ltd. (Barbados)	98,500	9,643,150
		39,626,886

Investment Banking/Brokerage (2.2%)
Bear Stearns Cos., Inc. (The)	61,200	6,716,700
Lehman Brothers Holdings, Inc.	40,000	4,659,200
		11,375,900

Leisure (1.1%)
Harley-Davidson, Inc. (S)	113,000	5,473,720

Lodging/Tourism (1.3%)
Las Vegas Sands Corp. (NON) (S)	94,700	3,116,577
Royal Caribbean Cruises, Ltd.	81,800	3,533,760
		6,650,337

Machinery (1.6%)
Caterpillar, Inc.	60,200	3,536,750
Cummins, Inc. (S)	22,100	1,944,579
Parker-Hannifin Corp.	40,800	2,623,848
		8,105,177

Medical Technology (0.4%)
Becton, Dickinson and Co.	38,300	2,008,069

Metals (0.9%)
BHP Billiton PLC (United Kingdom)	74,285	1,203,649
United States Steel Corp.	81,200	3,438,820
		4,642,469

Oil & Gas (10.3%)
Amerada Hess Corp.	16,600	2,282,500
Chevron Corp.	116,300	7,528,099
Devon Energy Corp.	56,500	3,878,160
Exxon Mobil Corp.	336,400	21,374,856
Marathon Oil Corp.	76,000	5,238,680
Occidental Petroleum Corp.	76,000	6,492,680
Valero Energy Corp.	35,600	4,024,936
XTO Energy, Inc.	45,200	2,048,464
		52,868,375

Pharmaceuticals (5.9%)
Johnson & Johnson	227,200	14,377,216
Pfizer, Inc.	511,307	12,767,336
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	90,500	3,024,510
		30,169,062

Photography/Imaging (0.7%)
Xerox Corp. (NON) (S)	245,600	3,352,440

Power Producers (0.6%)
AES Corp. (The) (NON)	176,700	2,903,181

Publishing (1.3%)
McGraw-Hill Companies, Inc. (The)	104,100	5,000,964
R. H. Donnelley Corp. (NON) (S)	22,700	1,436,002
		6,436,966

Restaurants (1.2%)
Red Robin Gourmet Burgers, Inc. (NON) (S)	54,600	2,502,864
Yum! Brands, Inc.	72,700	3,519,407
		6,022,271

Retail (8.2%)
Abercrombie & Fitch Co. Class A	41,500	2,068,775
Autonation, Inc. (NON) (S)	72,800	1,453,816
Best Buy Co., Inc.	118,300	5,149,599
Borders Group, Inc.	58,700	1,301,379
Federated Department Stores, Inc.	34,500	2,307,015
Home Depot, Inc. (The)	250,100	9,538,814
Kohl's Corp. (NON)	48,200	2,418,676
Lowe's Cos., Inc.	81,000	5,216,400
Michaels Stores, Inc. (S)	72,400	2,393,544
Office Depot, Inc. (NON)	47,300	1,404,810
PETsMART, Inc.	52,800	1,149,984
Sears Holdings Corp. (NON)	20,400	2,538,168
Staples, Inc.	231,900	4,944,108
		41,885,088

Schools (0.9%)
Apollo Group, Inc. Class A (NON) (S)	69,300	4,600,827

Software (4.8%)
Adobe Systems, Inc.	144,900	4,325,265
Microsoft Corp.	375,100	9,651,323
Oracle Corp. (NON)	561,000	6,950,790
Symantec Corp. (NON) (S)	166,200	3,766,092
		24,693,470

Technology Services (0.9%)
Accenture, Ltd. Class A (Bermuda) (NON) (S)	91,100	2,319,406
Fair Isaac Corp.	49,000	2,195,200
		4,514,606

Textiles (0.5%)
NIKE, Inc. Class B	30,500	2,491,240

Tobacco (2.2%)
Altria Group, Inc.	130,600	9,626,526
Loews Corp. - Carolina Group	46,000	1,822,980
		11,449,506

Total common stocks (cost $449,364,487)		$510,464,355

SHORT-TERM INVESTMENTS (8.6%)(a)
	Principal	Value
	amount/shares
Putnam Prime Money Market Fund (e)	1,976,901	$1,976,901
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)	$42,058,719	42,012,830

Total short-term investments (cost $43,989,731)		$43,989,731

TOTAL INVESTMENTS

Total investments (cost $493,354,218) (b)		$554,454,086

NOTES

(a)	Percentages indicated are based on net assets of $512,042,543.

(b)	The aggregate identified cost on a tax basis is $499,260,836, resulting in gross unrealized appreciation and depreciation of
$71,886,623 and $16,693,373, respectively, or net unrealized appreciation of $55,193,250.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30,
2005, the value of securities loaned amounted to $39,463,676. Certain of these securities were sold prior to period end. The fund received cash collateral of $42,012,830 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-
term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market
Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $34,597 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $40,308,112 and $47,868,418, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (98.8%)(a)

	Shares	Value

Advertising and Marketing Services (0.9%)
Interpublic Group of Cos., Inc. (The) (NON)	56,550	$658,242

Aerospace and Defense (1.0%)
L-3 Communications Holdings, Inc.	9,510	751,956

Banking (8.9%)
City National Corp.	15,380	1,077,984
Comerica, Inc.	14,460	851,694
Compass Bancshares, Inc.	20,960	960,597
Cullen/Frost Bankers, Inc.	20,390	1,006,043
Marshall & Ilsley Corp.	15,740	684,847
Synovus Financial Corp.	24,970	692,168
Webster Financial Corp.	16,020	720,259
Zions Bancorp.	12,590	896,534
		6,890,126

Beverage (1.4%)
Molson Coors Brewing Co. Class B	18,210	1,165,622

Building Materials (2.7%)
Sherwin Williams Co.	25,810	1,137,447
Vulcan Materials Co.	13,340	989,961
		2,127,408

Chemicals (3.0%)
Chemtura Corp.	138,000	1,713,960
Rohm & Haas Co.	14,530	597,619
		2,311,579

Coal (1.1%)
CONSOL Energy, Inc.	11,070	844,309

Communications Equipment (0.6%)
Avaya, Inc. (NON)	19,130	197,039
Lucent Technologies, Inc. (NON)	96,760	314,470
		511,509

Computers (1.3%)
Logitech International SA ADR (Switzerland) (NON)	25,440	1,036,680

Consumer (1.7%)
Eastman Kodak Co. (SEG)	55,010	1,338,393

Consumer Finance (1.9%)
AmeriCredit Corp. (NON)	62,460	1,490,920

Consumer Goods (1.5%)
Alberto-Culver Co.	26,660	1,193,035

Containers (1.8%)
Ball Corp.	15,770	579,390
Owens-Illinois, Inc. (NON)	41,490	855,524
		1,434,914

Distributors (2.0%)
Hughes Supply, Inc.	46,510	1,516,226

Electric Utilities (6.4%)
Ameren Corp.	10,120	541,319
Edison International	16,670	788,158
Energy East Corp.	20,800	523,952
FPL Group, Inc.	24,080	1,146,208
PPL Corp.	25,310	818,272
Progress Energy, Inc.	6,980	312,355
Wisconsin Energy Corp.	21,110	842,711
		4,972,975

Electronics (6.8%)
American Power Conversion Corp.	30,990	802,641
Amphenol Corp. Class A	22,520	908,457
Avnet, Inc. (NON)	25,160	615,162
Jabil Circuit, Inc. (NON)	33,300	1,029,636
MEMC Electronic Materials, Inc. (NON)	63,940	1,457,193
W.W. Grainger, Inc.	7,730	486,372
		5,299,461

Energy (2.1%)
National-Oilwell, Inc. (NON)	25,030	1,646,974

Financial (2.6%)
CIT Group, Inc.	26,810	1,211,276
MGIC Investment Corp.	5,620	360,804
Radian Group, Inc.	7,760	412,056
		1,984,136

Forest Products and Packaging (0.7%)
Louisiana-Pacific Corp.	20,600	570,414

Health Care Services (7.2%)
AmerisourceBergen Corp.	29,290	2,264,117
Lincare Holdings, Inc. (NON)	24,410	1,002,031
Omnicare, Inc.	32,410	1,822,414
Triad Hospitals, Inc. (NON)	10,600	479,862
		5,568,424

Homebuilding (1.3%)
Lennar Corp.	11,370	679,471
Toll Brothers, Inc. (NON)	7,120	318,050
		997,521

Household Furniture and Appliances (2.1%)
Whirlpool Corp.	21,330	1,616,174

Insurance (2.7%)
Everest Re Group, Ltd. (Barbados)	12,010	1,175,779
Mercury General Corp.	9,873	592,281
Stancorp Financial Group	4,210	354,482
		2,122,542

Investment Banking/Brokerage (3.8%)
Bear Stearns Cos., Inc. (The)	8,430	925,193
Federated Investors, Inc.	36,090	1,199,271
Nuveen Investments, Inc. Class A	21,170	833,886
		2,958,350

Leisure (1.1%)
Brunswick Corp.	22,100	833,833

Machinery (1.2%)
Terex Corp. (NON)	19,490	963,391

Medical Technology (2.0%)
Cytyc Corp. (NON)	34,570	928,205
Hillenbrand Industries, Inc.	12,500	588,125
		1,516,330

Metals (2.4%)
Phelps Dodge Corp.	8,980	1,166,771
United States Steel Corp.	15,670	663,625
		1,830,396

Natural Gas Utilities (0.5%)
National Fuel Gas Co.	11,190	382,698

Oil & Gas (7.3%)
Amerada Hess Corp.	5,220	717,750
EOG Resources, Inc.	18,020	1,349,698
Marathon Oil Corp.	7,350	506,636
Newfield Exploration Co. (NON)	26,130	1,282,983
Questar Corp.	10,890	959,627
Western Gas Resources, Inc.	16,540	847,344
		5,664,038

Pharmaceuticals (0.8%)
Par Pharmaceutical Cos., Inc. (NON)	23,490	625,304

Power Producers (0.5%)
AES Corp. (The) (NON)	23,990	394,156

Real Estate (3.8%)
Archstone-Smith Operating Trust (R)	16,580	661,045
CB Richard Ellis Group, Inc. Class A (NON)	11,890	584,988
CBL & Associates Properties (R)	15,330	628,377
General Growth Properties, Inc. (R)	24,490	1,100,336
		2,974,746

Retail (6.3%)
Claire's Stores, Inc.	24,200	583,946
Foot Locker, Inc.	31,100	682,334
Office Depot, Inc. (NON)	56,260	1,670,922
Rite Aid Corp. (NON)	290,780	1,128,226
Ross Stores, Inc.	36,220	858,414
		4,923,842

Shipping (1.1%)
CNF Transportation, Inc.	16,180	849,450

Technology Services (1.5%)
Ingram Micro, Inc. Class A (NON)	60,930	1,129,639

Telecommunications (0.9%)
Earthlink, Inc. (NON)	61,590	659,013

Toys (1.2%)
Mattel, Inc.	58,000	967,440

Trucks & Parts (0.8%)
Autoliv, Inc. (Sweden)	14,420	627,270

Waste Management (1.9%)
Allied Waste Industries, Inc. (NON)	69,160	584,402
Republic Services, Inc.	25,170	888,249
		1,472,651

Total common stocks (cost $66,959,675)		$76,822,087

SHORT-TERM INVESTMENTS (3.0%)(a) (cost $2,321,302)

	Principal amount	Value
Putnam Prime Money Market Fund (e)	$2,321,302	$2,321,302

TOTAL INVESTMENTS

Total investments (cost $69,280,977) (b)		$79,143,389

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
S&P 400 Index Mini (Long)	6	$432,420	Dec-05	$588
S&P 500 Index (Long)	1	308,575	Dec-05	(1,054)

Total				$(466)

NOTES

(a)	Percentages indicated are based on net assets of $77,722,654.

(b)	The aggregate identified cost on a tax basis is $69,475,502, resulting in gross unrealized appreciation and depreciation of
$11,861,861 and $2,193,974, respectively, or net unrealized appreciation of $9,667,887.

(NON)	Non-income-producing security.

(SEG)	A portion of this was pledged and segregated with the custodian to cover margin requirements for futures contracts at
September 30, 2005.

(R)	Real Estate Investment Trust.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled
$36,129 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $27,878,092 and $26,048,835, respectively.

At September 30, 2005, liquid assets totaling $741,205 have been designated as collateral for open future contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the
U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock
Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the
Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMERCIAL PAPER (65.3%)(a)

		Yield (%)	Maturity date	Principal amount	Value

Commercial Paper - Domestic (39.1%)
Amstel Funding Corp.		3.866	12/27/05	$3,750,000	$3,715,556
Amstel Funding Corp.		3.807	11/28/05	3,000,000	2,981,778
Amstel Funding Corp.		3.776	11/22/05	4,000,000	3,978,391
Amstel Funding Corp.		3.763	10/17/05	3,231,000	3,225,615
Atlantic Asset Securitization, LLC		4.121	3/20/06	4,000,000	3,923,689
Atlantic Asset Securitization, LLC		3.836	12/12/05	1,929,000	1,914,340
Atlantic Asset Securitization, LLC		3.660	10/3/05	3,000,000	2,999,392
Bank of America Corp.		3.572	10/18/05	1,800,000	1,796,991
Barton Capital, LLC		3.619	10/7/05	3,000,000	2,998,200
Bear Stearns Cos.		3.541	10/13/05	2,000,000	1,997,660
Bryant Park Funding, LLC		3.746	11/15/05	1,724,000	1,716,005
Bryant Park Funding, LLC		3.620	10/4/05	5,663,000	5,661,301
Bryant Park Funding, LLC		3.572	10/18/05	2,000,000	1,996,657
Bryant Park Funding, LLC		3.562	10/17/05	3,388,000	3,382,685
CAFCO, LLC		3.602	10/24/05	5,000,000	4,988,596
CIT Group, Inc.		3.775	10/25/05	4,000,000	3,989,973
CIT Group, Inc.		3.575	10/21/05	1,500,000	1,497,050
Citibank Credit Card Issuance Trust (Dakota)		3.906	11/29/05	3,000,000	2,980,923
Citibank Credit Card Issuance Trust (Dakota)		3.760	11/3/05	5,000,000	4,982,858
Citibank Credit Card Issuance Trust (Dakota)		3.680	10/5/05	3,000,000	2,998,777
Citibank Credit Card Issuance Trust (Dakota)		3.592	10/20/05	2,000,000	1,996,242
Citigroup Funding, Inc.		3.714	11/8/05	2,000,000	1,992,210
Countrywide Financial Corp.		3.844	11/1/05	2,000,000	1,993,404
Countrywide Financial Corp.		3.743	10/31/05	5,000,000	4,984,500
CRC Funding, LLC		3.819	11/9/05	2,500,000	2,489,708
Curzon Funding, LLC		3.674	10/20/05	3,300,000	3,293,643
Curzon Funding, LLC		3.633	10/27/05	2,000,000	1,994,800
Curzon Funding, LLC		3.511	10/3/05	5,000,000	4,999,033
Jupiter Securitization Corp.		3.811	11/4/05	4,750,000	4,732,975
Klio II Funding Corp.		3.802	10/24/05	5,000,000	4,987,893
Master Funding, LLC Ser. B		3.802	10/21/05	7,500,000	7,484,208
Master Funding, LLC Ser. B		3.714	11/2/05	2,000,000	1,993,458
Master Funding, LLC Ser. B		3.693	10/18/05	5,000,000	4,991,335
Morgan Stanley Dean Witter & Co.		3.910	10/3/05	7,000,000	6,998,480
NATC California, LLC (Chase Manhattan Bank (USA) (Letter of credit (LOC)))		3.582	10/19/05	3,000,000	2,994,675
Old Line Funding Corp.		3.626	10/6/05	3,539,000	3,537,226
Park Granada, LLC		3.926	11/28/05	5,000,000	4,968,583
Park Granada, LLC		3.744	11/1/05	2,500,000	2,491,992
Thunder Bay Funding, Inc.		3.918	12/22/05	5,000,000	4,955,811
Thunder Bay Funding, Inc.		3.532	10/13/05	1,417,000	1,415,347
Windmill Funding Corp.		3.676	10/26/05	3,590,000	3,580,900
Yorktown Capital, LLC		4.000	12/29/05	5,052,000	5,002,541
					147,605,401

Commercial Paper - Foreign (26.2%)
ANZ (Delaware), Inc. (Australia)		3.642	10/28/05	5,000,000	4,986,463
Atlantis One Funding Corp. (Netherlands)		4.136	3/31/06	1,083,000	1,060,948
Atlantis One Funding Corp. (Netherlands)		3.714	11/7/05	3,475,000	3,461,857
Atlantis One Funding Corp. (Netherlands)		3.594	10/24/05	2,950,000	2,943,290
Banco Continental de Panama, S.A. (Calyon (LOC))	(France)	3.677	3/3/06	2,000,000	1,969,570
Banco Continental de Panama, S.A. (Calyon (LOC))	(France)	3.499	11/29/05	2,000,000	1,988,725
Barclays U.S. Funding Corp. (United Kingdom)		3.808	11/28/05	3,000,000	2,981,778
Barclays U.S. Funding Corp. (United Kingdom)		3.756	11/17/05	3,000,000	2,985,430
BNP Paribas Finance, Inc. (France)		3.919	12/22/05	1,500,000	1,486,743
Danske Corp. (Denmark)		3.943	12/15/05	3,300,000	3,273,119
Danske Corp. (Denmark)		3.721	11/4/05	3,800,000	3,786,757
Danske Corp. (Denmark)		3.687	10/17/05	1,600,000	1,597,390
Danske Corp. (Denmark)		3.502	12/12/05	2,500,000	2,482,800
Dexia Delaware, LLC (Belgium)		3.537	10/14/05	2,000,000	1,997,469
Fortis Funding, LLC (Belgium)		3.910	10/3/05	12,000,000	11,997,393
Greenwich Capital Holdings, Inc. FRN (United Kingdom)		3.749	12/19/05	5,000,000	5,000,000
HBOS Treasury Services PLC (United Kingdom)		3.848	11/30/05	7,800,000	7,750,340
HBOS Treasury Services PLC (United Kingdom)		3.617	10/5/05	2,000,000	1,999,200
ING America Insurance Holdings (Netherlands)		3.764	11/14/05	5,000,000	4,977,206
ING America Insurance Holdings (Netherlands)		3.719	11/22/05	3,000,000	2,984,010
Nordea North America, Inc. (Sweden)		3.868	11/29/05	1,700,000	1,689,301
Nordea North America, Inc. (Sweden)		3.792	11/21/05	1,500,000	1,492,010
Nordea North America, Inc. (Sweden)		3.728	11/1/05	3,300,000	3,289,486
Nordea North America, Inc. (Sweden)		3.696	10/21/05	2,600,000	2,594,684
Santander Central Hispano Finance (Delaware), Inc. (Spain)		4.000	12/30/05	3,000,000	2,970,300
Societe Generale (France)		3.792	12/23/05	1,900,000	1,883,573
Spintab AB (Sweden)		3.633	10/28/05	3,000,000	2,991,900
Tulip Funding Corp. (Netherlands)		3.720	10/31/05	1,987,000	1,980,873
Tulip Funding Corp. (Netherlands)		3.613	10/24/05	4,000,000	3,990,851
Westpac Trust Securities NZ, Ltd. (Australia)		3.860	12/22/05	2,750,000	2,726,072
Westpac Trust Securities NZ, Ltd. (Australia)		3.678	10/24/05	1,638,000	1,634,170

				98,953,708

Total commercial paper (cost $246,559,109)				$246,559,109

CERTIFICATES OF DEPOSIT (18.6%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Certificate of Deposit - Domestic (5.2%)
Citibank, N.A. Ser. CD	3.780	11/23/05	$4,000,000	$4,000,000
Citibank, N.A. Ser. CD	3.725	11/10/05	3,800,000	3,800,000
SunTrust Bank FRN, Ser. CD	3.775	9/26/06	4,000,000	3,999,681
SunTrust Bank FRN, Ser. CD	3.730	5/12/06	3,750,000	3,750,000
SunTrust Bank Ser. CD	3.330	10/12/05	4,250,000	4,250,009
				19,799,690

Certificate of Deposit - Foreign (13.4%)
Barclays Bank PLC Ser. ECD (United Kingdom)	3.515	10/11/05	4,000,000	4,000,006
BNP Paribas FRN, Ser. YCD (France)	3.727	6/19/06	3,000,000	2,999,324
BNP Paribas Ser. YCD (France)	3.585	12/27/05	4,000,000	3,999,060
Calyon Ser. YCD (France)	3.400	11/10/05	3,000,000	3,000,016
Credit Suisse New York Ser. YCD (Switzerland)	2.445	10/7/05	5,000,000	4,998,910
Deutsche Bank AG Ser. ECD (Germany)	3.880	12/21/05	5,000,000	4,999,531
Dexia Credit Local FRN, Ser. YCD (Belgium)	3.800	10/3/06	3,000,000	2,999,403
Fortis Bank NY Ser. YCD (Belgium)	3.950	4/21/06	3,000,000	3,000,000
HSBC Bank USA Ser. CD (United Kingdom)	3.725	11/10/05	4,000,000	4,000,022
Societe Generale Ser. ECD (France)	3.900	4/18/06	5,640,000	5,639,767
Svenska Handelsbanken FRN (Sweden)	3.736	9/20/06	3,750,000	3,749,278
Svenska Handelsbanken FRN, Ser. YCD1 (Sweden)	3.623	4/3/06	5,000,000	4,998,495
Swedbank FRN, Ser. YCD (Sweden)	3.726	3/20/06	2,000,000	1,999,298
				50,383,110

Total Certificates of deposit (cost $70,182,800)				$70,182,800

CORPORATE BONDS AND NOTES (12.3%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Bank of New York Co., Inc. (The) sr. notes FRN, Ser. XMTN	3.668	11/9/06	$2,000,000	$2,000,000
Citigroup, Inc. sr. notes FRN, Ser. MTN	4.010	3/29/06	4,700,000	4,701,055
Lehman Brothers Holdings, Inc. FRN, Ser. G	4.140	2/13/06	2,000,000	2,003,244
Lehman Brothers Holdings, Inc. FRN, Ser. G	3.589	6/2/06	8,000,000	8,005,061
Merrill Lynch & Co., Inc. FRN, Ser. C	3.748	10/13/06	1,500,000	1,500,000
Morgan Stanley Dean Witter & Co. sr. notes FRN	4.250	3/27/06	6,895,000	6,905,029
National City Bank FRN, Ser. BKNT	3.830	7/26/06	8,000,000	8,002,483
National City Bank FRN, Ser. BKNT	3.830	6/2/06	4,750,000	4,749,525
Nordea Bank AB 144A FRN (Sweden)	3.708	10/11/06	2,000,000	2,000,000
U. S. Bank N.A. FRN, Ser. BKNT	3.761	12/5/05	2,750,000	2,750,193
Wal-Mart Stores, Inc. FRN	3.734	3/16/06	2,200,000	2,199,006
Wells Fargo & Co. FRN	3.924	6/12/06	1,470,000	1,470,000

Total corporate bonds and notes (cost $46,285,596)				$46,285,596

ASSET BACKED SECURITIES (1.0%) (a) (cost $3,854,947)

	Yield (%)	Maturity date	Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A FRN, Ser. 03-1A, Class A1MM (Cayman Islands)	3.868	12/28/18	$3,854,947	$3,854,947

PROMISSORY NOTES (1.0%) (a) (cost $3,800,000)

	Yield (%)	Maturity date	Principal amount	Value

Goldman Sachs Group, Inc. (The) FRN (acquired 6/22/05, cost $3,800,000) (RES)	3.850	1/19/06	$3,800,000	$3,800,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.0%) (a) (cost $1,748,257)

	Yield (%)	Maturity date	Principal amount	Value

Fannie Mae FRN	3.569	9/7/06	$1,750,000	$1,748,257
Federal Farm Credit Bank FRB	3.706	7/20/06	2,000,000	1,999,248

Total U.S. government agency obligations (cost $3,747,505)				$3,747,505

SHORT-TERM INVESTMENTS (1.5%)(a) (cost $5,470,000)

			Principal amount	Value

Interest in $336,000,000 joint tri-party repurchase agreement dated September 30, 2005 with
UBS Securities, LLC due October 3, 2005 with respect to various U.S. Government obligations --
maturity value of $5,471,801 for an effective yield of 3.95% (collateralized by Freddie Mac and
Fannie Mae with yields ranging from 3.50% to 11.00% and due dates ranging from August 1,
2006 to October 1, 2035, valued at $342,724,967)			$5,470,000	$5,470,000

TOTAL INVESTMENTS

Total investments (cost $379,899,957) (b)

$379,899,957

NOTES

(a)	Percentages indicated are based on net assets of $377,209,300.

(b)	The aggregate identified cost on a financial reporting and tax basis is the same.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2005 was $3,800,000 or 1.0% of net assets.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the
fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,819 for the period ended September 30,
2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money
Market Fund aggregated $25,721,000 and $25,721,000, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2005: (as a percentage of Portfolio Value)

Australia	2.5%
Belgium	5.3
Cayman Islands	1.0
Denmark	2.9
France	6.0
Germany	1.3
Netherlands	5.6
Spain	0.8
Sweden	6.5
Switzerland	1.3
United Kingdom	7.6
United States	59.2

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (99.3%)(a)

	Shares	Value

Aerospace and Defense (3.0%)
Boeing Co. (The)	294,400	$20,004,480
L-3 Communications Holdings, Inc.	88,400	6,989,788
Lockheed Martin Corp.	142,100	8,673,784
Raytheon Co.	146,500	5,569,930
Rockwell Collins, Inc.	104,600	5,054,272
		46,292,254

Automotive (0.4%)
Oshkosh Truck Corp.	147,600	6,370,416

Banking (1.4%)
Commerce Bancorp, Inc.	40,400	1,239,876
TCF Financial Corp.	140,700	3,763,725
UnionBanCal Corp.	82,700	5,765,844
Westcorp	51,800	3,051,020
Zions Bancorp	111,400	7,932,794
		21,753,259

Beverage (0.2%)
Pepsi Bottling Group, Inc. (The)	127,400	3,637,270

Biotechnology (3.1%)
Affymetrix, Inc. (NON)	88,500	4,091,355
Amgen, Inc. (NON)	211,700	16,866,139
Celgene Corp. (NON)	113,100	6,143,592
Connetics Corp. (NON)	78,100	1,320,671
Genzyme Corp. (NON)	221,700	15,882,588
Invitrogen Corp. (NON)	45,800	3,445,534
		47,749,879

Broadcasting (0.7%)
XM Satellite Radio Holdings, Inc. Class A (NON)	319,900	11,487,609

Coal (0.5%)
CONSOL Energy, Inc.	100,800	7,688,016

Commercial and Consumer Services (3.2%)
Administaff, Inc.	155,600	6,183,544
Corporate Executive Board Co. (The)	190,900	14,886,382
Google, Inc. Class A (NON)	63,400	20,063,564
IAC/InterActiveCorp. (NON)	289,400	7,336,290
		48,469,780

Communications Equipment (4.3%)
Cisco Systems, Inc. (NON)	1,979,300	35,488,849
Comtech Telecommunications Corp. (NON)	74,200	3,077,074
F5 Networks, Inc. (NON)	89,400	3,886,218
Harris Corp.	171,200	7,156,160
Nokia OYJ ADR (Finland)	190,800	3,226,428
Scientific-Atlanta, Inc.	341,500	12,809,665
		65,644,394

Computers (5.0%)
Anixter International, Inc. (NON)	134,500	5,424,385
Apple Computer, Inc. (NON)	470,400	25,218,144
Dell, Inc. (NON)	427,800	14,630,760
EMC Corp. (NON)	286,500	3,707,310
Hewlett-Packard Co.	119,800	3,498,160
Intergraph Corp. (NON)	131,500	5,879,365
Micros Systems, Inc. (NON)	141,400	6,186,250
NCR Corp. (NON)	111,000	3,542,010
Network Appliance, Inc. (NON)	106,800	2,535,432
Western Digital Corp. (NON)	375,800	4,859,094
		75,480,910

Conglomerates (0.3%)
Danaher Corp.	92,300	4,968,509

Consumer Cyclicals (1.9%)
Black & Decker Manufacturing Co.	297,800	24,446,402
Harman International Industries, Inc.	51,200	5,236,224
		29,682,626

Consumer Finance (1.8%)
Capital One Financial Corp.	149,000	11,848,480
CompuCredit Corp. (NON)	22,500	999,450
Countrywide Financial Corp.	181,100	5,972,678
Providian Financial Corp. (NON)	514,800	9,101,664
		27,922,272

Consumer Goods (3.7%)
Energizer Holdings, Inc. (NON)	157,100	8,907,570
Newell Rubbermaid, Inc.	105,800	2,396,370
Procter & Gamble Co. (The)	707,200	42,050,112
Weight Watchers International, Inc. (NON)	75,800	3,909,764
		57,263,816

Consumer Services (2.3%)
Alliance Data Systems Corp. (NON)	404,500	15,836,175
Getty Images, Inc. (NON)	123,200	10,600,128
Labor Ready, Inc. (NON)	166,100	4,260,465
Valueclick, Inc. (NON)	275,500	4,708,295
WebMD Health Corp. Class A (NON)	6,820	168,106
		35,573,169

Electrical Equipment (0.4%)
WESCO International, Inc. (NON)	176,600	5,981,442

Electronics (5.1%)
Amphenol Corp. Class A	68,900	2,779,426
Arrow Electronics, Inc. (NON)	100,800	3,161,088
Avnet, Inc. (NON)	244,600	5,980,470
Freescale Semiconductor, Inc. Class A (NON)	239,500	5,606,695
Intel Corp.	1,587,500	39,131,875
Microchip Technology, Inc.	134,400	4,048,128
Motorola, Inc.	342,100	7,556,989
National Semiconductor Corp.	108,500	2,853,550
Texas Instruments, Inc.	174,300	5,908,770
		77,026,991

Energy (2.7%)
CAL Dive International, Inc. (NON)	96,600	6,125,406
Cooper Cameron Corp. (NON)	269,100	19,894,563
Pride International, Inc. (NON)	225,400	6,426,154
Superior Energy Services (NON)	158,900	3,669,001
Unit Corp. (NON)	86,100	4,759,608
		40,874,732

Entertainment (0.3%)
Dreamworks Animation SKG, Inc. Class A (NON)	55,200	1,526,832
Pixar, Inc. (NON)	53,700	2,390,187
		3,917,019

Environmental (0.0%)
Clean Harbors, Inc (NON)	4,100	139,195

Financial (1.7%)
American Express Co.	102,500	5,887,600
Chicago Mercantile Exchange Holdings, Inc. (The)	12,100	4,081,330
Moody's Corp.	313,600	16,018,688
		25,987,618

Food (0.4%)
Archer Daniels Midland Co.	223,700	5,516,442

Forest Products and Packaging (0.2%)
Crown Holdings, Inc. (NON)	196,600	3,133,804

Gaming & Lottery (0.6%)
Ameristar Casinos, Inc.	187,400	3,905,416
GTECH Holdings Corp.	179,400	5,751,564
		9,656,980

Health Care Services (5.8%)
AmerisourceBergen Corp.	72,800	5,627,440
Coventry Health Care, Inc. (NON)	72,800	6,262,256
Express Scripts, Inc. (NON)	113,700	7,072,140
Lincare Holdings, Inc. (NON)	144,800	5,944,040
McKesson Corp.	248,900	11,810,305
UnitedHealth Group, Inc.	562,800	31,629,360
WellPoint, Inc. (NON)	257,500	19,523,650
		87,869,191

Homebuilding (2.8%)
KB Home	55,700	4,077,240
NVR, Inc. (NON)	25,100	22,212,245
Toll Brothers, Inc. (NON)	248,200	11,087,094
William Lyon Homes, Inc. (NON)	38,500	5,975,200
		43,351,779

Insurance (1.8%)
Everest Re Group, Ltd. (Barbados)	98,800	9,672,520
Selective Insurance Group	76,400	3,735,960
W.R. Berkley Corp.	266,250	10,511,550
Zenith National Insurance Corp.	59,600	3,736,324
		27,656,354

Investment Banking/Brokerage (2.5%)
Bear Stearns Cos., Inc. (The)	121,800	13,367,550
Calamos Asset Management, Inc. Class A	91,000	2,245,880
Eaton Vance Corp.	79,500	1,973,190
Goldman Sachs Group, Inc. (The)	64,300	7,817,594
Lazard, Ltd. Class A (Bermuda)	168,600	4,265,580
Lehman Brothers Holdings, Inc.	68,200	7,943,936
		37,613,730

Leisure (0.5%)
Brunswick Corp.	76,600	2,890,118
Polaris Industries, Inc.	87,500	4,335,625
		7,225,743

Lodging/Tourism (0.2%)
Choice Hotels International, Inc.	46,300	2,992,832

Machinery (0.9%)
Cummins, Inc.	75,700	6,660,843
Terex Corp. (NON)	50,900	2,515,987
Timken Co.	171,000	5,066,730
		14,243,560

Manufacturing (0.3%)
Mettler-Toledo International, Inc. (Switzerland) (NON)	101,700	5,184,666

Medical Technology (8.1%)
Bausch & Lomb, Inc.	77,500	6,252,700
Becton, Dickinson and Co.	152,400	7,990,332
C.R. Bard, Inc.	200,500	13,239,015
Charles River Laboratories International, Inc. (NON)	114,900	5,011,938
Dade Behring Holdings, Inc.	167,000	6,122,220
Haemonetics Corp. (NON)	117,400	5,580,022
Kinetic Concepts, Inc. (NON)	208,500	11,842,800
Medtronic, Inc.	204,100	10,943,842
Respironics, Inc. (NON)	386,934	16,320,876
St. Jude Medical, Inc. (NON)	456,900	21,382,920
Sybron Dental Specialties, Inc. (NON)	74,900	3,114,342
Varian Medical Systems, Inc. (NON)	335,500	13,255,605
Waters Corp. (NON)	74,500	3,099,200
		124,155,812

Metals (2.0%)
AK Steel Holding Corp. (NON)	420,400	3,602,828

Century Aluminum Co. (NON)	99,400	2,234,512
Phelps Dodge Corp.	156,500	20,334,045
Steel Dynamics, Inc.	105,800	3,592,968
		29,764,353

Oil & Gas (4.9%)
Amerada Hess Corp.	52,500	7,218,750
Burlington Resources, Inc.	223,100	18,142,492
ExxonMobil Corp.	220,400	14,004,216
Frontier Oil Corp.	48,000	2,128,800
Noble Energy, Inc.	125,200	5,871,880
Southwestern Energy Co. (NON)	59,500	4,367,300
Sunoco, Inc.	92,700	7,249,140
Tesoro Petroleum Corp.	104,700	7,040,028
Valero Energy Corp.	70,700	7,993,342
		74,015,948

Pharmaceuticals (5.7%)
Allergan, Inc.	122,400	11,214,288
Barr Pharmaceuticals, Inc. (NON)	253,200	13,905,744
Caremark Rx, Inc. (NON)	188,000	9,386,840
Cephalon, Inc. (NON)	179,300	8,323,106
Johnson & Johnson	601,100	38,037,608
Medicis Pharmaceutical Corp. Class A	40,100	1,305,656
Mylan Laboratories, Inc.	224,100	4,316,166
		86,489,408

Publishing (0.5%)
McGraw-Hill Companies, Inc. (The)	163,800	7,868,952

Railroads (0.6%)
Canadian National Railway Co. (Canada)	118,400	8,405,216

Restaurants (0.3%)
Darden Restaurants, Inc.	160,000	4,859,200

Retail (7.7%)
Advance Auto Parts, Inc. (NON)	177,600	6,869,568
American Eagle Outfitters, Inc.	726,700	17,099,251
Barnes & Noble, Inc.	121,800	4,591,860
Best Buy Co., Inc.	373,750	16,269,338
Coach, Inc. (NON)	68,200	2,138,752
Coldwater Creek, Inc. (NON)	202,500	5,107,050
Home Depot, Inc. (The)	789,800	30,122,972
Michaels Stores, Inc.	338,500	11,190,810
Pantry, Inc. (The) (NON)	131,200	4,902,944
Staples, Inc.	901,800	19,226,376
		117,518,921

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	29,300	1,945,227
Career Education Corp. (NON)	139,349	4,955,250
		6,900,477

Semiconductor (0.6%)
Lam Research Corp. (NON)	157,600	4,802,072
Photronics, Inc. (NON)	186,300	3,614,220
		8,416,292

Software (7.4%)
Adobe Systems, Inc.	629,900	18,802,515
Amdocs, Ltd. (Guernsey) (NON)	181,600	5,035,768
Autodesk, Inc.	132,000	6,130,080
BMC Software, Inc. (NON)	248,800	5,249,680
Citrix Systems, Inc. (NON)	560,300	14,085,942
Cognos, Inc. (Canada) (NON)	84,500	3,289,585
McAfee, Inc. (NON)	299,300	9,404,006
Microsoft Corp. (SEG)	1,124,600	28,935,958
MicroStrategy, Inc. (NON)	59,800	4,203,342
Symantec Corp. (NON)	775,900	17,581,894
		112,718,770

Technology Services (1.2%)
Accenture, Ltd. Class A (Bermuda) (NON)	229,000	5,830,340
Automatic Data Processing, Inc.	57,100	2,457,584

Equifax, Inc.	30,800	1,076,152
Global Payments, Inc.	82,500	6,411,901
Ingram Micro, Inc. Class A (NON)	164,600	3,051,684
		18,827,661

Telecommunications (0.4%)
Earthlink, Inc. (NON)	567,922	6,076,765

Textiles (1.4%)
NIKE, Inc. Class B	257,600	21,040,768

Total common stocks (cost $1,311,741,830)		$1,515,414,800

SHORT-TERM INVESTMENTS (0.7%)(a) (cost $10,929,033)

	Shares	Value
Putnam Prime Money Market Fund (e)	$10,929,033	$10,929,033

TOTAL INVESTMENTS

Total investments (cost $1,322,670,863) (b)		$1,526,343,833

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
NASDAQ 100 Index Mini (Long)	40	$1,291,200	Dec-05	$25,120
Russell 2000 Index Mini (Long)	10	672,100	Dec-05	9,280
S&P 500 Index (Long)	12	3,702,900	Dec-05	39,855

Total				$74,255

NOTES

(a)	Percentages indicated are based on net assets of $1,526,234,968.

(b)	The aggregate identified cost on a tax basis is $1,335,171,291, resulting in gross unrealized appreciation and depreciation of $224,982,030 and $33,809,488, respectively, or net unrealized appreciation of $191,172,542.

(NON)	Non-income-producing security.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2005.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC
("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime
Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $530,209 for the period ended September 30, 2005. During the period ended
September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated
$283,421,862 and $308,451,174, respectively.

At September 30, 2005, liquid assets totaling $5,785,550 have been designated as collateral for open forward commitments and future contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the
Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.
Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Value Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (99.5%)(a)

	Shares	Value

Aerospace and Defense (4.2%)
Boeing Co. (The)	149,100	$10,131,345
Lockheed Martin Corp.	292,400	17,848,096
		27,979,441

Airlines (1.3%)
Southwest Airlines Co.	583,300	8,662,005

Automotive (0.8%)
Lear Corp. (S)	162,100	5,506,537

Banking (8.5%)
Bank of America Corp.	629,700	26,510,370
Commerce Bancorp, Inc. (S)	200,800	6,162,552
State Street Corp.	100,700	4,926,244
U.S. Bancorp	668,600	18,774,288
		56,373,454

Building Materials (1.9%)
Masco Corp.	410,900	12,606,412

Chemicals (2.3%)
Dow Chemical Co. (The)	191,500	7,979,805
Hercules, Inc. (NON)	334,300	4,085,146
Huntsman Corp. (NON)	152,900	2,989,195
		15,054,146

Computers (2.6%)
Hewlett-Packard Co.	596,100	17,406,120

Conglomerates (3.2%)
Tyco International, Ltd.	763,700	21,269,045

Consumer Finance (2.2%)
Capital One Financial Corp.	103,600	8,238,272
Countrywide Financial Corp.	192,500	6,348,650
		14,586,922

Consumer Services (0.5%)
Service Corporation International	390,300	3,235,587

Containers (0.6%)
Owens-Illinois, Inc. (NON)	211,400	4,359,068

Electric Utilities (4.4%)
Great Plains Energy, Inc.	107,400	3,212,334
PG&E Corp.	442,570	17,370,873
Sierra Pacific Resources (NON)	587,300	8,721,405
		29,304,612

Electronics (2.4%)
Intel Corp.	469,500	11,573,175
Motorola, Inc.	215,500	4,760,395
		16,333,570

Financial (5.9%)
Citigroup, Inc.	582,500	26,515,400
Freddie Mac	226,200	12,771,252
		39,286,652

Food (1.0%)
General Mills, Inc.	137,600	6,632,320

Forest Products and Packaging (1.6%)
Smurfit-Stone Container Corp. (NON)	346,900	3,593,884
Weyerhaeuser Co.	101,800	6,998,750
		10,592,634

Gaming & Lottery (0.2%)
GTECH Holdings Corp.	36,270	1,162,816

Health Care Services (4.3%)
Cardinal Health, Inc.	159,400	10,112,336
CIGNA Corp.	85,800	10,112,388
HCA, Inc.	173,100	8,294,952
		28,519,676

Homebuilding (0.8%)
Lennar Corp.	85,700	5,121,432

Household Furniture and Appliances (0.7%)
Whirlpool Corp.	66,300	5,023,551

Insurance (10.7%)
ACE, Ltd. (Bermuda)	293,400	13,810,338
American International Group, Inc.	273,700	16,958,452
Chubb Corp. (The) (S)	150,800	13,504,140
Genworth Financial, Inc. Class A	169,810	5,474,674
MetLife, Inc.	150,000	7,474,500
St. Paul Travelers Cos., Inc. (The)	156,800	7,035,616
XL Capital, Ltd. Class A (Bermuda)	97,700	6,646,531
		70,904,251

Investment Banking/Brokerage (1.0%)
Merrill Lynch & Co., Inc.	106,700	6,546,045

Leisure (0.9%)
Brunswick Corp.	164,600	6,210,358

Manufacturing (1.0%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	180,600	6,904,338

Media (1.2%)
Walt Disney Co. (The)	334,500	8,071,485

Metals (1.8%)
Alcoa, Inc.	495,700	12,104,994

Natural Gas Utilities (0.8%)
Southern Union Co. (NON)	199,055	5,129,647

Oil & Gas (13.1%)
Amerada Hess Corp.	59,000	8,112,500
Chevron Corp.	336,500	21,781,645
ConocoPhillips	184,800	12,919,368
Exxon Mobil Corp.	450,500	28,624,770
Marathon Oil Corp.	125,500	8,650,715
Valero Energy Corp.	61,000	6,896,660
		86,985,658

Pharmaceuticals (3.5%)
Pfizer, Inc.	930,000	23,222,100

Photography/Imaging (1.6%)
Xerox Corp. (NON)	759,500	10,367,175

Publishing (0.8%)
R. R. Donnelley & Sons Co.	145,900	5,408,513

Railroads (1.6%)
Norfolk Southern Corp.	259,200	10,513,152

Restaurants (2.5%)
McDonald's Corp.	498,900	16,708,161

Retail (5.3%)
Home Depot, Inc. (The)	337,600	12,876,064
Limited Brands, Inc.	150,200	3,068,586
Office Depot, Inc. (NON)	293,100	8,705,070
Rite Aid Corp. (NON)	942,300	3,656,124
Supervalu, Inc.	216,200	6,728,144
		35,033,988

Software (1.2%)
Oracle Corp. (NON)	637,900	7,903,581

Tobacco (3.1%)
Altria Group, Inc.	280,300	20,660,913

Total common stocks (cost $537,219,832)		$661,690,359

SHORT-TERM INVESTMENTS (2.2%)(a)

	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005. (d)	$11,621,413	$11,608,733
Putnam Prime Money Market Fund (e)	2,734,595	2,734,595

Total Short-Term investments (cost $14,343,328)		$14,343,328

TOTAL INVESTMENTS

Total investments (cost $551,563,160) (b)		$676,033,687

NOTES

(a)	Percentages indicated are based on net assets of $664,836,018.

(b)	The aggregate identified cost on a tax basis is $557,455,921, resulting in gross unrealized appreciation and depreciation of
$133,052,450 and $14,474,684, respectively, or net unrealized appreciation of $118,577,766.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $11,311,214. The fund received cash collateral of $11,608,733 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in
Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $138,312 for the period ended September 30, 2005.
During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $108,076,933 and $113,351,338, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-
the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the
Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at
www.putnaminvestments.com

Putnam VT OTC & Emerging Growth Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and Defense (1.7%)
DRS Technologies, Inc.	19,000	$937,840
L-3 Communications Holdings, Inc.	7,100	561,397
		1,499,237

Airlines (1.1%)
SkyWest, Inc.	36,700	984,294

Automotive (0.8%)
Oshkosh Truck Corp.	16,200	699,192

Banking (2.8%)
Commerce Bancorp, Inc.	32,983	1,012,248
Compass Bancshares, Inc.	7	321
Corus Bankshares, Inc.	11,200	614,096
Texas Regional Bancshares, Inc.	13,900	400,181
Westcorp	8,600	506,540
		2,533,386

Biotechnology (3.0%)
Amylin Pharmaceuticals, Inc. (NON)	20,900	727,111
Celgene Corp. (NON)	4,575	248,514
Invitrogen Corp. (NON)	9,100	684,593
MedImmune, Inc. (NON)	30,000	1,009,500
		2,669,718

Building Materials (0.8%)
Building Material Holding Corp.	7,900	736,201

Coal (2.2%)
CONSOL Energy, Inc.	11,700	892,359
Peabody Energy Corp.	13,000	1,096,550
		1,988,909

Commercial and Consumer Services (2.8%)
ARAMARK Corp. Class B	18,200	486,122
Arbitron, Inc.	5,000	199,200
Consolidated Graphics, Inc. (NON)	6,200	266,910
Global Cash Access, Inc. (NON)	5,800	81,780
John H. Harland Co.	10,500	466,200
Walter Industries, Inc.	9,400	459,848
West Corp. (NON)	15,200	568,328
		2,528,388

Communications Equipment (1.0%)
Comtech Telecommunications Corp. (NON)	20,700	858,429
Comverse Technology, Inc. (NON)	13	342
		858,771

Computers (3.4%)
Emulex Corp. (NON)	44,300	895,303
Intergraph Corp. (NON)	16,100	719,831
Logitech International SA ADR (Switzerland) (NON)	14,800	603,100
NCR Corp. (NON)	14,600	465,886
VeriFone Holdings, Inc. (NON)	18,290	367,812
		3,051,932

Conglomerates (0.2%)
VistaPrint, Ltd. (Bermuda) (NON)	10,500	160,125

Consumer Finance (0.8%)
Providian Financial Corp. (NON)	39,700	701,896

Consumer Goods (1.4%)

Chattem, Inc. (NON)	13,300	472,150
Tupperware Corp.	35,200	801,856
		1,274,006

Consumer Services (2.9%)
Alliance Data Systems Corp. (NON)	11,800	461,970
Interline Brands, Inc. (NON)	11,800	247,918
Labor Ready, Inc. (NON)	53,800	1,379,970
Talx Corp.	14,300	468,897
		2,558,755

Electrical Equipment (1.3%)
WESCO International, Inc. (NON)	34,900	1,182,063

Electronics (4.6%)
Amphenol Corp. Class A	11,500	463,910
Arrow Electronics, Inc. (NON)	23,900	749,504
Atmel Corp. (NON)	177,700	366,062
Avnet, Inc. (NON)	30,100	735,945
Freescale Semiconductor, Inc. Class A (NON)	42,000	983,220
MEMC Electronic Materials, Inc. (NON)	34,300	781,697
		4,080,338

Energy (4.8%)
CAL Dive International, Inc. (NON)	10,800	684,828
Cooper Cameron Corp. (NON)	12,600	931,518
Pride International, Inc. (NON)	38,400	1,094,784
Unit Corp. (NON)	14,100	779,448
Veritas DGC, Inc. (NON)	21,300	780,006
		4,270,584

Entertainment (--%)
Speedway Motorsports, Inc.	100	3,633

Financial (1.0%)
Asset Acceptance Capital Corp. (NON)	28,700	860,139

Forest Products and Packaging (0.8%)
Crown Holdings, Inc. (NON)	44,800	714,112

Gaming & Lottery (2.1%)
Ameristar Casinos, Inc.	44,700	931,548
GTECH Holdings Corp.	30,900	990,654
		1,922,202

Health Care Services (7.2%)
Cerner Corp. (NON)	12,200	1,060,546
Coventry Health Care, Inc. (NON)	6,700	576,334
LifePoint Hospitals, Inc. (NON)	14,663	641,213
Lincare Holdings, Inc. (NON)	24,600	1,009,830
Pediatrix Medical Group, Inc. (NON)	13,800	1,060,116
Sierra Health Services, Inc. (NON)	18,800	1,294,756
Steris Corp.	24,200	575,718
United Surgical Partners International, Inc. (NON)	4,200	164,262
		6,382,775

Homebuilding (2.1%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	14,600	448,366
Lennar Corp.	9,726	581,226
NVR, Inc. (NON)	900	796,455
		1,826,047

Household Furniture and Appliances (0.6%)
Conn's, Inc. (NON)	18,200	504,504

Insurance (1.3%)
AmerUs Group Co.	100	5,737
Safety Insurance Group, Inc.	10,000	355,900
W.R. Berkley Corp.	20,600	813,288
		1,174,925

Investment Banking/Brokerage (1.6%)
Calamos Asset Management, Inc. Class A	20,000	493,600

Nuveen Investments, Inc. Class A	24,054	947,487
		1,441,087

Leisure (0.6%)
Brunswick Corp.	13,300	501,809

Lodging/Tourism (0.7%)
Choice Hotels International, Inc.	9,100	588,224

Machinery (3.1%)
Cummins, Inc.	12,900	1,135,071
JLG Industries, Inc.	22,700	830,593
Timken Co.	28,300	838,529
		2,804,193

Medical Technology (8.4%)
American Medical Systems Holdings, Inc. (NON)	25,800	519,870
Bausch & Lomb, Inc.	13,000	1,048,840
Dade Behring Holdings, Inc.	25,200	923,832
Diagnostic Products Corp.	8,300	437,659
DJ Orthopedics, Inc. (NON)	33,200	960,808
Kinetic Concepts, Inc. (NON)	7,615	432,532
Mentor Corp.	12,300	676,623
Respironics, Inc. (NON)	13,500	569,430
Sybron Dental Specialties, Inc. (NON)	19,700	819,126
Symmetry Medical, Inc. (NON)	17,400	412,380
Varian Medical Systems, Inc. (NON)	16,900	667,719
		7,468,819

Metal Fabricators (0.8%)
Mueller Industries, Inc.	25,900	719,243

Metals (2.3%)
Freeport-McMoRan Copper & Gold, Inc. Class B	23,400	1,137,006
Steel Dynamics, Inc.	26,952	915,290
		2,052,296

Office Equipment & Supplies (0.5%)
Reynolds and Reynolds Co. (The) Class A	17,200	471,452

Oil & Gas (3.5%)
Bronco Drilling Co., Inc. (NON)	2,230	61,437
Giant Industries, Inc. (NON)	11,400	667,356
Newfield Exploration Co. (NON)	14,600	716,860
Noble Energy, Inc.	26,600	1,247,540
Universal Compression Holdings, Inc. (NON)	11,500	457,355
		3,150,548

Pharmaceuticals (4.5%)
Barr Pharmaceuticals, Inc. (NON)	15,600	856,752
Cephalon, Inc. (NON)	16,400	761,288
Endo Pharmaceuticals Holdings, Inc. (NON)	19,900	530,733
Hospira, Inc. (NON)	24,500	1,003,765
Perrigo Co.	21,100	301,941
Salix Pharmaceuticals, Ltd. (NON)	10,800	229,500
Valeant Pharmaceuticals International	17,700	355,416
		4,039,395

Publishing (0.7%)
R. H. Donnelley Corp. (NON)	10,400	657,904

Real Estate (0.5%)
CB Richard Ellis Group, Inc. Class A (NON)	9,100	447,720

Restaurants (1.6%)
Domino's Pizza, Inc.	28,400	662,288
Red Robin Gourmet Burgers, Inc. (NON)	17,400	797,616
		1,459,904

Retail (5.3%)
Advance Auto Parts, Inc. (NON)	23,250	899,310
Aeropostale, Inc. (NON)	28,500	605,625
American Eagle Outfitters, Inc.	14,600	343,538

Great Atlantic & Pacific Tea Co. (NON)	27,200	771,392
Michaels Stores, Inc.	18,500	611,610
New York & Company, Inc. (NON)	28,900	473,960
Pacific Sunwear of California, Inc. (NON)	20,200	433,088
Stein Mart, Inc.	27,100	550,130
		4,688,653

Schools (1.0%)
Career Education Corp. (NON)	24,300	864,108

Semiconductor (2.1%)
Brooks Automation, Inc. (NON)	37,300	497,209
Lam Research Corp. (NON)	33,800	1,029,886
Novellus Systems, Inc. (NON)	13,600	341,088
		1,868,183

Shipping (0.6%)
J. B. Hunt Transport Services, Inc.	28,500	541,785

Software (4.4%)
Amdocs, Ltd. (Guernsey) (NON)	19,495	540,596
Blackboard, Inc. (NON)	29,000	725,290
Cadence Design Systems, Inc. (NON)	33,400	539,744
Epicor Software Corp. (NON)	34,200	444,600
FileNET Corp. (NON)	14,700	410,130
Parametric Technology Corp. (NON)	82,300	573,631
Progress Software Corp. (NON)	22,500	714,825
		3,948,816

Technology Services (4.1%)
Anteon International Corp. (NON)	15,000	641,400
Fair Isaac Corp.	20,800	931,840
Fiserv, Inc. (NON)	15,700	720,158
Global Payments, Inc.	11,200	870,464
Transaction Systems Architects, Inc. (NON)	18,500	515,225
		3,679,087

Telecommunications (0.5%)
Premiere Global Services, Inc. (NON)	49,200	402,456

Textiles (0.9%)
K-Swiss, Inc. Class A	11,900	351,883
Phillips-Van Heusen Corp.	13,500	418,770
		770,653

Transportation (0.5%)
Hornbeck Offshore Services, Inc. (NON)	12,300	450,549

Total common stocks (cost $77,284,951)		$88,183,016

SHORT-TERM INVESTMENTS (2.3%)(a) (cost $2,059,572)
	Shares	Value
Putnam Prime Money Market Fund (e)	2,059,572	$2,059,572

TOTAL INVESTMENTS
Total investments (cost $79,344,523)(b)	$90,242,588

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $13,983) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Comtech Telecommunications Corp. (Call)	$10,072	Oct.05/40.89	$19,154
Comtech Telecommunications Corp. (Call)	6,239	Oct.05/40.46	13,469
Comtech Telecommunications Corp. (Call)	1,889	Oct.05/41.45	2,917
Pride International, Inc. (Call)	8,787	Oct.05/28.43	4,953

Total			$40,493

NOTES

(a)	Percentages indicated are based on net assets of $89,190,006.

(b)	The aggregate identified cost on a tax basis is $79,503,461, resulting in gross unrealized appreciation and depreciation of $12,950,969 and $2,211,842, respectively, or net unrealized appreciation of $10,739,127.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $52,381 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $30,319,529 and $31,990,558, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and Defense (0.9%)
Boeing Co. (The)	28,100	$1,909,395

Airlines (0.7%)
Southwest Airlines Co.	101,800	1,511,730

Banking (5.5%)
Bank of America Corp.	116,600	4,908,860
Commerce Bancorp, Inc.	112,500	3,452,625
U.S. Bancorp	107,400	3,015,792
		11,377,277

Biotechnology (2.4%)
Amgen, Inc. (NON)	36,000	2,868,120
Biogen Idec, Inc. (NON)	25,000	987,000
MedImmune, Inc. (NON)	35,700	1,201,305
		5,056,425

Building Materials (0.6%)
Masco Corp.	43,300	1,328,444

Cable Television (2.0%)
Comcast Corp. Class A (NON) (S)	141,600	4,160,208

Chemicals (0.8%)
E.I. du Pont de Nemours & Co.	9,020	353,902
PPG Industries, Inc.	23,300	1,379,127
		1,733,029

Commercial and Consumer Services (3.2%)
Cendant Corp.	139,900	2,887,536
eBay, Inc. (NON)	50,200	2,068,240
Yahoo!, Inc. (NON)	49,200	1,664,928
		6,620,704

Communications Equipment (3.0%)
Cisco Systems, Inc. (NON)	227,800	4,084,454
Qualcomm, Inc.	46,600	2,085,350
		6,169,804

Computers (3.7%)
Dell, Inc. (NON)	95,700	3,272,940
EMC Corp. (NON)	165,800	2,145,452
Lexmark International, Inc. Class A (NON)	24,600	1,501,830
NCR Corp. (NON)	24,600	784,986
		7,705,208

Conglomerates (1.9%)
Tyco International, Ltd.	143,300	3,990,905

Consumer Finance (5.3%)
Capital One Financial Corp.	32,800	2,608,256
Countrywide Financial Corp.	100,100	3,301,298
MBNA Corp.	98,200	2,419,648
Providian Financial Corp. (NON)	147,600	2,609,568
		10,938,770

Consumer Goods (1.2%)
Avon Products, Inc.	93,700	2,529,900

Containers (0.5%)
Owens-Illinois, Inc. (NON)	51,200	1,055,744

Electric Utilities (3.3%)
Entergy Corp.	19,600	1,456,672
Exelon Corp.	50,000	2,672,000
PG&E Corp.	44,700	1,754,475
Wisconsin Energy Corp.	21,700	866,264
		6,749,411

Electronics (2.0%)
Flextronics International, Ltd. (Singapore) (NON)	81,400	1,045,990
Freescale Semiconductor, Inc. Class A (NON)	44,400	1,039,404
Intel Corp.	85,500	2,107,575
		4,192,969

Energy (0.8%)
Pride International, Inc. (NON)	60,300	1,719,153

Financial (2.6%)
Fannie Mae	52,600	2,357,532
Freddie Mac	29,900	1,688,154
PMI Group, Inc. (The)	32,500	1,295,775
		5,341,461

Forest Products and Packaging (0.5%)
Smurfit-Stone Container Corp. (NON)	101,400	1,050,504

Health Care Services (2.6%)
Cardinal Health, Inc.	50,300	3,191,032
HCA, Inc.	28,600	1,370,512
Health Management Associates, Inc. Class A	31,800	746,346
		5,307,890

Homebuilding (0.9%)
NVR, Inc. (NON)	2,000	1,769,900

Household Furniture and Appliances (0.6%)
Whirlpool Corp.	16,900	1,280,513

Insurance (5.1%)
ACE, Ltd. (Bermuda)	34,600	1,628,622
American International Group, Inc.	100,900	6,251,808
Everest Re Group, Ltd. (Barbados)	23,200	2,271,280
RenaissanceRe Holdings, Ltd. (Bermuda)	10,106	441,935
		10,593,645

Investment Banking/Brokerage (1.3%)
Bear Stearns Cos., Inc. (The)	19,100	2,096,225
Lehman Brothers Holdings, Inc.	5,500	640,640
		2,736,865

Leisure (0.4%)
Brunswick Corp.	23,500	886,655

Lodging/Tourism (1.5%)
Las Vegas Sands Corp. (NON)	29,400	967,554
Royal Caribbean Cruises, Ltd.	47,500	2,052,000
		3,019,554

Machinery (1.8%)
Caterpillar, Inc.	38,600	2,267,750
Parker-Hannifin Corp.	21,600	1,389,096
		3,656,846

Manufacturing (0.4%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	21,900	837,237

Media (1.0%)
Walt Disney Co. (The)	85,300	2,058,289

Medical Technology (2.2%)
Becton, Dickinson and Co.	23,700	1,242,591

Boston Scientific Corp. (NON)	23,800	556,206
PerkinElmer, Inc.	49,500	1,008,315
St. Jude Medical, Inc. (NON)	36,100	1,689,480
		4,496,592

Metals (0.5%)
United States Steel Corp.	26,700	1,130,745

Oil & Gas (9.9%)
Amerada Hess Corp.	19,600	2,695,000
Burlington Resources, Inc.	35,900	2,919,388
Chevron Corp.	105,300	6,816,069
Marathon Oil Corp.	42,800	2,950,204
Occidental Petroleum Corp.	36,300	3,101,109
XTO Energy, Inc.	44,600	2,021,272
		20,503,042

Pharmaceuticals (6.1%)
Barr Pharmaceuticals, Inc. (NON)	8,200	450,344
Caremark Rx, Inc. (NON)	16,100	803,873
Eli Lilly Co.	23,900	1,279,128
Johnson & Johnson	85,800	5,429,424
Mylan Laboratories, Inc.	35,200	677,952
Pfizer, Inc.	79,600	1,987,612
Wyeth	44,700	2,068,269
		12,696,602

Publishing (1.4%)
McGraw-Hill Companies, Inc. (The)	45,900	2,205,036
R. R. Donnelley & Sons Co.	19,400	719,158
		2,924,194

Railroads (0.6%)
Norfolk Southern Corp.	31,000	1,257,360

Restaurants (2.2%)
McDonald's Corp.	72,600	2,431,374
Outback Steakhouse, Inc.	26,500	969,900
Yum! Brands, Inc.	23,600	1,142,476
		4,543,750

Retail (5.7%)
Abercrombie & Fitch Co. Class A	21,500	1,071,775
AutoZone, Inc. (NON)	16,100	1,340,325
Kohl's Corp. (NON)	40,000	2,007,200
Lowe's Cos., Inc.	36,800	2,369,920
Michaels Stores, Inc.	51,300	1,695,978
Staples, Inc.	95,150	2,028,598
Supervalu, Inc.	40,100	1,247,912
		11,761,708

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	26,400	1,752,696

Semiconductor (1.0%)
Applied Materials, Inc.	87,400	1,482,304
Lam Research Corp. (NON)	21,900	667,293
		2,149,597

Software (3.5%)
Adobe Systems, Inc.	55,500	1,656,675
Microsoft Corp. (SEG)	96,400	2,480,372
Oracle Corp. (NON)	246,900	3,059,091
		7,196,138

Technology Services (1.9%)
Accenture, Ltd. Class A (Bermuda) (NON)	27,700	705,242
Automatic Data Processing, Inc.	45,200	1,945,408
Fiserv, Inc. (NON)	29,400	1,348,578
		3,999,228

Telecommunications (2.0%)

American Tower Corp. Class A (NON)	39,700	990,515
Sprint Nextel Corp.	129,362	3,076,228
		4,066,743

Tobacco (2.6%)
Altria Group, Inc.	71,700	5,285,007

Transportation Services (1.5%)
United Parcel Service, Inc. Class B	45,900	3,173,067

Waste Management (0.3%)
Waste Management, Inc.	21,900	626,559

Total common stocks (cost $194,559,627)		$ 204,851,463

SHORT-TERM INVESTMENTS (1.9%) (a)
	Principal amount/shares	Value
Putnam Prime Money Market Fund (e)	$1,095,475	$1,095,475
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3,
2005 to November 1, 2005 (d)	2,763,015	2,760,000

Total short-term investments (cost $3,855,475)		$3,855,475
TOTAL INVESTMENTS
Total investments (cost $198,415,102) (b)		$208,706,938

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $44,371) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation
Canadian Dollar	$46,560	$44,371	10/19/05	$2,189

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $44,363) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation
Canadian Dollar	$46,560	$44,363	10/19/05	$(2,197)

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation
S&P 500 Index (Long)	9	$2,777,175	Dec-05	$(8,724)

NOTES

(a)	Percentages indicated are based on net assets of $207,562,713.

(b)	The aggregate identified cost on a tax basis is $199,438,756, resulting in gross unrealized appreciation and depreciation of $17,707,282 and $8,439,100, respectively, or net unrealized appreciation of $9,268,182.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September
30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $2,694,680. The fund received cash collateral of $2,760,000 which is pooled with collateral of other Putnam funds into 20 issues of high-
grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam
Prime Money Market Fund. Income distributions earned by the fund totaled $20,436 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated
$39,891,637, and $40,032,769, respectively.

At September 30, 2005, liquid assets totaling $2,777,150 have been designated as collateral for open future contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-
counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. [cont]

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the
Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at
www.putnaminvestments.com

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (98.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
Valassis Communications, Inc. (NON)	66,400	$2,588,272

Aerospace and Defense (2.3%)
AAR Corp. (NON)	585,550	10,059,749
Heico Corp. (S)	116,400	2,700,480
Heico Corp. Class A	31,200	555,360
Herley Industries, Inc. (NON)	122,900	2,289,627
Innovative Solutions & Support, Inc. (NON) (S)	50,400	782,712
Teledyne Technologies, Inc. (NON)	75,900	2,616,273
		19,004,201

Airlines (1.0%)
Airtran Holdings, Inc. (NON) (S)	153,100	1,938,246
SkyWest, Inc.	246,000	6,597,720
		8,535,966

Automotive (1.1%)
Aaron Rents, Inc. (S)	65,200	1,378,980
American Axle & Manufacturing Holdings, Inc.	232,700	5,370,716
CLARCOR, Inc.	69,000	1,981,680
		8,731,376

Banking (10.1%)
AMCORE Financial, Inc.	145,300	4,534,813
BankAtlantic Bancorp, Inc. Class A	554,200	9,415,858
Brookline Bancorp, Inc.	427,600	6,764,632
Colonial Bancgroup, Inc.	236,300	5,293,120
East West Bancorp, Inc.	66,800	2,273,872
First Community Bancorp	50,300	2,405,849
First Niagara Financial Group, Inc.	157,800	2,278,632
Flagstar Bancorp, Inc.	301,600	4,855,760
Greater Bay Bancorp	155,850	3,840,144
Irwin Financial Corp. (S)	257,800	5,256,542
Netbank, Inc.	597,800	4,967,718
NewAlliance Bancshares, Inc.	144,900	2,121,336
PFF Bancorp, Inc.	151,400	4,581,364
Provident Bankshares Corp.	142,900	4,970,062
Republic Bancorp, Inc.	478,400	6,764,576
Sovereign Bancorp, Inc.	53,400	1,176,936
Sterling Bancshares, Inc.	257,700	3,790,767
Webster Financial Corp.	91,900	4,131,824
Westcorp	55,100	3,245,390
Wintrust Financial Corp.	37,300	1,874,698
		84,543,893

Basic Materials (0.8%)
Ameron International Corp.	108,500	5,034,400
Chaparral Steel Co. (NON)	69,300	1,747,746
		6,782,146

Broadcasting (0.5%)
Sinclair Broadcast Group, Inc. Class A	434,200	3,851,354

Building Materials (2.1%)
Apogee Enterprises, Inc.	489,500	8,370,450
Interface, Inc. Class A (NON)	307,000	2,535,820
Lennox International, Inc.	250,500	6,866,205
		17,772,475

Capital Goods (0.3%)
Bandag, Inc.	53,000	2,271,580

Chemicals (4.0%)
A. Schulman, Inc.	110,390	1,981,501
Airgas, Inc.	130,600	3,869,678

Chemtura Corp.	486,697	6,044,777
Delta & Pine Land Co.	166,600	4,399,906
Omnova Solutions, Inc. (NON)	1,371,800	5,994,766
PolyOne Corp. (NON)	1,096,800	6,646,608
RPM, Inc.	143,100	2,633,040
Tredegar Corp.	138,800	1,805,788
		33,376,064

Commercial and Consumer Services (3.8%)
4Kids Entertainment, Inc. (NON) (S)	103,500	1,799,865
Banta Corp.	152,200	7,745,458
Brink's Co. (The)	113,900	4,676,734
Catalina Marketing Corp.	76,500	1,739,610
ePlus, Inc. (NON)	142,000	1,853,100
MPS Group, Inc. (NON)	220,900	2,606,620
Paxar Corp. (NON)	57,300	965,505
RemedyTemp, Inc. Class A (NON)	129,700	1,079,104
TeleTech Holdings, Inc. (NON)	291,500	2,920,830
Walter Industries, Inc. (S)	127,600	6,242,192
		31,629,018

Communications Equipment (1.9%)
Arris Group, Inc. (NON)	205,600	2,438,416
Belden CDT, Inc.	214,800	4,173,564
Inter-Tel, Inc. (S)	253,700	5,327,700
Radyne Comstream Corp. (NON)	198,000	2,100,780
Redback Networks, Inc. (NON)	187,400	1,859,008
		15,899,468

Computers (1.0%)
Brocade Communications Systems, Inc. (NON)	491,100	2,003,688
Intergraph Corp. (NON) (S)	57,100	2,552,941
Netgear, Inc. (NON) (S)	88,200	2,122,092
Xyratex Ltd. (Bermuda) (NON)	118,700	1,746,077
		8,424,798

Conglomerates (1.4%)
AMETEK, Inc.	114,000	4,898,580
Crane Co. (Australia)	221,800	6,596,332
		11,494,912

Consumer Finance (0.3%)
AmeriCredit Corp. (NON) (S)	116,600	2,783,242

Consumer Goods (2.6%)
American Greetings Corp. Class A	191,100	5,236,140
Blyth Industries, Inc.	192,600	4,293,054
Elizabeth Arden, Inc. (NON)	143,300	3,092,414
Lancaster Colony Corp.	105,600	4,540,800
Prestige Brands Holdings, Inc. (NON)	175,100	2,157,232
Spectrum Brands, Inc. (NON)	85,700	2,018,235
		21,337,875

Consumer Services (0.4%)
Stewart Enterprises, Inc. Class A	547,500	3,629,925

Distributors (1.1%)
Hughes Supply, Inc.	274,100	8,935,660

Electric Utilities (1.3%)
Sierra Pacific Resources (NON)	396,450	5,887,283
Westar Energy, Inc.	207,600	5,009,388
		10,896,671

Electrical Equipment (1.8%)
LaBarge, Inc. (NON)	11,600	149,505
Lincoln Electric Holdings, Inc.	76,000	2,994,400
Rofin-Sinar Technologies, Inc. (NON)	68,480	2,601,555
Smith (A.O.) Corp.	70,200	2,000,700
Watsco, Inc.	77,700	4,126,647
WESCO International, Inc. (NON)	95,300	3,227,811
		15,100,618

Electronics (4.4%)

Agilysys, Inc.	163,800	2,758,392
Avnet, Inc. (NON)	260,100	6,359,445
Diodes, Inc. (NON)	36,300	1,316,238
Dionex Corp. (NON)	26,900	1,459,325
General Cable Corp. (NON) (S)	392,900	6,600,720
Methode Electronics, Inc. Class A	123,800	1,426,176
Monolithic System Technology, Inc. (NON)	413,800	2,263,486
Park Electrochemical Corp.	156,000	4,157,400
Standard Microsystems Corp. (NON)	75,800	2,267,178
TTM Technologies, Inc. (NON)	289,800	2,072,070
X-Rite, Inc.	518,700	6,431,880
		37,112,310

Energy (1.5%)
GulfMark Offshore, Inc. (NON)	123,800	3,995,026
Hydril Co. (NON)	17,200	1,180,608
Pride International, Inc. (NON)	60,500	1,724,855
Tidewater, Inc.	122,000	5,937,740
		12,838,229

Engineering & Construction (0.4%)
EMCOR Group, Inc. (NON)	58,900	3,492,770

Financial (0.8%)
Advanta Corp. Class B	241,300	6,811,899

Food (2.3%)
Chiquita Brands International, Inc.	118,400	3,309,280
Flowers Foods, Inc.	156,750	4,276,140
Ralcorp Holdings, Inc.	99,300	4,162,656
Sanderson Farms, Inc. (S)	161,200	5,990,192
TreeHouse Foods, Inc. (NON)	65,200	1,752,576
		19,490,844

Forest Products and Packaging (0.3%)
Albany International Corp.	70,000	2,580,900

Health Care Services (2.3%)
AMERIGROUP Corp. (NON)	63,200	1,208,384
Hooper Holmes, Inc.	1,350,400	5,307,072
Pediatrix Medical Group, Inc. (NON)	25,300	1,943,546
PSS World Medical, Inc. (NON)	193,400	2,579,956
Sierra Health Services, Inc. (NON) (S)	33,500	2,307,145
Sunrise Assisted Living, Inc. (NON) (S)	87,500	5,839,750
		19,185,853

Homebuilding (2.1%)
Champion Enterprises, Inc. (NON)	318,700	4,710,386
Fleetwood Enterprises, Inc. (NON) (S)	374,500	4,606,350
Levitt Corp. Class A	243,600	5,588,184
Meritage Homes Corp. (NON)	29,600	2,269,136
		17,174,056

Household Furniture and Appliances (0.2%)
Furniture Brands International, Inc. (S)	95,700	1,725,471

Insurance (10.3%)
American Equity Investment Life Holding Co. (S)	655,800	7,443,330
AmerUs Group Co. (S)	120,400	6,907,348
Bristol West Holdings, Inc.	173,800	3,171,850
Ceres Group, Inc. (NON)	458,800	2,583,044
Commerce Group, Inc.	86,500	5,018,730
FBL Financial Group, Inc. Class A	93,600	2,803,320
Fremont General Corp. (S)	255,700	5,581,931
Hub International, Ltd. (Canada)	95,100	2,156,868
Infinity Property & Casualty Corp.	180,700	6,340,763
Landamerica Financial Group, Inc.	92,300	5,967,195
Navigators Group, Inc. (NON)	44,100	1,645,812
Ohio Casualty Corp.	107,900	2,926,248
Philadelphia Consolidated Holding Corp. (NON)	69,800	5,926,020
Presidential Life Corp.	356,968	6,425,424
Stancorp Financial Group	74,400	6,264,480
State Auto Financial Corp.	128,400	4,062,576
Stewart Information Services	126,200	6,461,440
Zenith National Insurance Corp.	65,900	4,131,271
		85,817,650

Investment Banking/Brokerage (0.7%)
MCG Capital Corp.	359,600	6,066,452

Leisure (0.5%)
Artic Cat, Inc.	213,200	4,379,128

Machinery (1.9%)
Gardner Denver, Inc. (NON)	110,400	4,923,840
Milacron, Inc. (NON) (S)	954,800	1,699,544
MSC Industrial Direct Co., Inc. Class A	69,300	2,298,681
Regal-Beloit Corp.	62,400	2,024,256
Stewart & Stevenson Services, Inc.	196,500	4,686,525
		15,632,846

Manufacturing (1.8%)
Acuity Brands, Inc.	193,400	5,738,178
Blount International, Inc. (NON)	141,600	2,497,824
Griffon Corp. (NON)	86,700	2,132,820
Kaman Corp.	182,300	3,728,035
Tennant Co.	25,600	1,049,088
		15,145,945

Media (0.5%)
Journal Communications, Inc. Class A	304,600	4,538,540

Medical Technology (2.3%)
Conmed Corp. (NON)	66,400	1,851,232
Datascope Corp.	161,200	5,000,424
Edwards Lifesciences Corp. (NON)	63,300	2,811,153
Hanger Orthopedic Group, Inc. (NON)	149,800	1,153,460
Serologicals Corp. (NON)	115,700	2,610,192
Vital Signs, Inc.	131,800	6,074,662
		19,501,123

Metal Fabricators (1.0%)
Mueller Industries, Inc.	159,200	4,420,984
USEC, Inc.	338,500	3,777,660
		8,198,644

Metals (2.0%)
Earle M. Jorgensen Co. (NON)	192,100	1,830,713
Quanex Corp. (S)	98,100	6,496,182
Reliance Steel & Aluminum Co.	51,100	2,704,723
Steel Dynamics, Inc. (S)	70,200	2,383,992
Texas Industries, Inc.	46,800	2,545,920
United States Steel Corp.	22,400	948,640
		16,910,170

Oil & Gas (3.6%)
Energy Partners, Ltd. (NON)	137,500	4,292,750
Range Resources Corp.	157,100	6,065,631
Remington Oil & Gas Corp. (NON)	50,800	2,108,200
St. Mary Land & Exploration Co.	169,600	6,207,360
Universal Compression Holdings, Inc. (NON)	64,000	2,545,280
Vintage Petroleum, Inc.	146,700	6,698,322
Warren Resources, Inc. (NON) (S)	132,600	2,221,050
		30,138,593

Pharmaceuticals (1.6%)
Alpharma, Inc. Class A	213,600	5,312,232
First Horizon Pharmaceutical Corp. (NON) (S)	105,000	2,086,350
Owens & Minor, Inc.	166,500	4,886,775
Par Pharmaceutical Cos., Inc. (NON) (S)	35,500	945,010
		13,230,367

Photography/Imaging (1.0%)
Ikon Office Solutions, Inc.	487,600	4,866,248
Imation Corp.	76,500	3,279,555
		8,145,803

Publishing (0.4%)
Playboy Enterprises, Inc. Class B (NON)	254,700	3,591,270

Railroads (0.1%)
Rail America, Inc. (Private) (NON)	46,900	558,110

Real Estate (2.9%)
Anworth Mortgage Asset Corp. (R)	118,400	979,168
Arbor Realty Trust, Inc (R)	28,900	812,090
Entertainment Properties Trust (R)	160,200	7,149,743
Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)	112,100	1,142,299
Getty Realty Corp. (R)	209,500	6,029,410
Lexington Corporate Properties Trust (R)	190,900	4,495,695
Mills Corp. (R) (S)	51,200	2,820,096
National Health Investors, Inc. (R)	26,700	737,187
		24,165,688

Restaurants (0.8%)
CBRL Group, Inc.	36,000	1,211,760
Landry's Restaurants, Inc.	183,800	5,385,340
		6,597,100

Retail (6.2%)
Coldwater Creek, Inc. (NON)	100,400	2,532,088
Cost Plus, Inc. (NON)	46,100	836,715
CSK Auto Corp. (NON)	188,900	2,810,832
Finlay Enterprises, Inc. (NON)	98,100	887,805
Handleman Co.	335,500	4,237,365
Haverty Furniture Cos., Inc.	408,700	4,998,401
Movie Gallery, Inc. (S)	296,300	3,078,557
Nash Finch Co. (S)	135,700	5,725,183
Nautilus Group, Inc. (S)	195,300	4,310,271
New York & Company, Inc. (NON)	58,200	954,480
Nu Skin Enterprises, Inc. Class A	138,400	2,636,520
Ruddick Corp.	234,800	5,412,140
School Specialty, Inc. (NON)	74,300	3,624,354
Sonic Automotive, Inc.	122,200	2,715,284
Sports Authority, Inc. (The) (NON) (S)	85,400	2,514,176
Stage Stores, Inc.	80,900	2,173,783
Too, Inc. (NON)	91,900	2,520,817
		51,968,771

Semiconductor (1.3%)
Applied Films Corp. (NON)	12,800	268,800
Cohu, Inc.	262,900	6,217,585
Helix Technology Corp.	294,200	4,339,450
		10,825,835

Shipping (0.9%)
EGL, Inc. (NON)	201,700	5,476,155
Tsakos Energy Navigation, Ltd. (Norway)	59,400	2,139,588
		7,615,743

Software (0.6%)
Hyperion Solutions Corp. (NON)	40,600	1,975,190
SSA Global Technologies, Inc. (NON)	8,200	144,320
Support.com, Inc. (NON)	295,800	1,490,832
Verity, Inc. (NON)	148,200	1,573,884
		5,184,226

Staffing (0.1%)
Kforce, Inc. (NON)	102,820	1,059,046

Technology Services (1.8%)
Acxiom Corp.	104,400	1,954,368
Digitas, Inc. (NON)	247,200	2,808,192
MTS Systems Corp.	152,400	5,756,148
Neoware Systems, Inc. (NON)	251,200	4,205,088
		14,723,796

Telecommunications (0.8%)
Brightpoint, Inc. (NON)	55,650	1,065,141
Earthlink, Inc. (NON)	353,700	3,784,590
Equinix, Inc. (NON)	31,100	1,295,315
Primus Telecommunications GP (NON) (S)	323,000	329,460
		6,474,506

Textiles (0.6%)
Wolverine World Wide, Inc.	230,950	4,861,498

Tire & Rubber (0.8%)
Cooper Tire & Rubber (S)	424,300	6,479,061

Transportation Services (0.5%)
Landstar Systems, Inc.	96,300	3,854,889

Waste Management (0.7%)
URS Corp. (NON)	136,400	5,509,196

Total common stocks (cost $586,943,856)		$819,175,842
SHORT-TERM INVESTMENTS (8.9%)(a)
	Principal amount/shares	Value
Putnam Prime Money Market Fund (e)	$16,759,447	$16,759,447
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)	57,225,049	57,162,613

Total short-term investments (cost $73,922,060)		$73,922,060
TOTAL INVESTMENTS
Total investments (cost $660,865,916) (b)		$893,097,902

NOTES

(a)	Percentages indicated are based on net assets of $834,711,964.

(b)	The aggregate identified cost on a tax basis is $667,955,805, resulting in gross unrealized appreciation and depreciation of $262,025,242 and $36,883,145, respectively, or net unrealized appreciation of $225,142,097.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(R)	Real Estate Investment Trust.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.
The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $55,226,961. The fund received cash collateral of $57,162,613 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime
Money Market Fund, an open-end management investment company managed by Putnam Investment Management,
LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.
Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market
Fund. Income distributions earned by the fund totaled $274,410 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money
Market Fund aggregated $122,537,111 and $128,907,914, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual
Investor Web site at www.putnaminvestments.com

Putnam VT Utilities Growth and Income

Fund
The fund's portfolio

9/30/05 (Unaudited)
COMMON STOCKS (89.5%)(a)

	Shares	Value

Cable Television (0.6%)
Comcast Corp. Class A (Special) (NON)	32,400	$932,472
Jupiter Telecommunications Co., Ltd. (Japan) (NON)	970	839,719
Jupiter Telecommunications Co., Ltd. 144A (Japan) (NON)	462	399,949
Rogers Communications Class B (Canada)	9,500	374,662

		2,546,802

Communications Equipment (--%)
Okinawa Cellular Telephone Co. (Japan)	149	291,899

Electric Utilities (49.8%)
Alliant Energy Corp.	153,269	4,464,726
Ameren Corp. (S)	45,809	2,450,323
American Electric Power Co., Inc. (S)	70,542	2,800,517
Consolidated Edison, Inc. (S)	74,143	3,599,643
Constellation Energy Group, Inc.	138,146	8,509,794
Dominion Resources, Inc.	259,259	22,332,570
DPL, Inc.	132,325	3,678,635
DTE Energy Co. (S)	108,198	4,961,960
Edison International	312,287	14,764,929
Energy East Corp.	76,019	1,914,919
Entergy Corp.	250,531	18,619,464
Exelon Corp.	417,787	22,326,537
FirstEnergy Corp.	149,252	7,779,014
FPL Group, Inc. (S)	329,815	15,699,194
Great Plains Energy, Inc. (S)	95,924	2,869,087
Iberdrola SA (Spain)	94,009	2,634,873
Northeast Utilities	165,982	3,311,341
PG&E Corp. (SEG)	553,695	21,732,529
PPL Corp. (S)	247,072	7,987,838
Progress Energy, Inc. (S)	132,302	5,920,515
Public Service Enterprise Group, Inc.	116,615	7,505,341
Sierra Pacific Resources (NON)	453,782	6,738,663
Southern Co. (The) (S)	150,888	5,395,755
TXU Corp. (S)	34,407	3,883,862
Wisconsin Energy Corp.	151,193	6,035,625
XCEL Energy, Inc. (S)	72,663	1,424,921

		209,342,575

Natural Gas Utilities (5.6%)
Equitable Resources, Inc. (S)	130,819	5,109,790
MDU Resources Group, Inc. (S)	135,275	4,822,554
NiSource, Inc.	40,422	980,234
Sempra Energy	175,609	8,264,160
Williams Cos., Inc. (The) (S)	173,937	4,357,122

		23,533,860

Oil & Gas (1.1%)
Enbridge, Inc. (Canada) (S)	50,591	1,614,865
Questar Corp. (S)	32,858	2,895,447

		4,510,312

Power Producers (1.9%)
AES Corp. (The) (NON)	481,954	7,918,504

Publishing (0.1%)
Yellow Pages (Singapore), Ltd. (Singapore)	663,000	482,824

Regional Bells (5.5%)
BellSouth Corp. (S)	134,665	3,541,690
SBC Communications, Inc. (S)	290,091	6,953,481
Telus Corp. (Canada)	107,013	4,367,031
Verizon Communications, Inc.	252,463	8,253,015

		23,115,217

Telecommunications (20.3%)
ALLTEL Corp.	13,736	894,351
American Tower Corp. Class A (NON)	105,319	2,627,709

BCE, Inc. (Canada)	24,039	659,866
CenturyTel, Inc. (S)	45,517	1,592,185
Chunghwa Telecom Co., Ltd. ADR (Taiwan)	28,300	523,833
Digi.com Berhad (Malaysia) (NON)	433,000	666,419
Fastweb (Italy) (NON)	32,518	1,461,393
France Telecom SA (France)	181,673	5,229,882
France Telecom SA 144A (France)	28,449	818,971
Hellenic Telecommunication Organization (OTE) SA (Greece) (NON)	235,786	4,729,754
Hellenic Telecommunication Organization (OTE) SA 144A (Greece) (NON)	62,600	1,255,726
Mobistar SA (Belgium)	43,729	3,605,727
Nextel Partners, Inc. Class A (NON)	19,500	489,450
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	444	2,186,304
NTT DoCoMo, Inc. (Japan)	2,668	4,755,877
PanAmSat Holding Corp.	85,857	2,077,739
Partner Communications Co., Ltd. (Israel)	85,018	723,171
Singapore Telecommunications, Ltd. (Singapore)	670,000	964,800
Sprint Nextel Corp. (S)	477,749	11,360,871
StarHub, Ltd. (Singapore)	1,202,000	1,437,561
Telecom Corp. of New Zealand, Ltd. (New Zealand)	539,067	2,249,561
Telefonica SA (Spain)	541,839	8,896,406
Telenor ASA (Norway)	403,944	3,623,344
Vodafone Group PLC (United Kingdom)	8,690,207	22,673,858

		85,504,758

Telephone (3.1%)
Belgacom SA (Belgium)	32,820	1,116,115
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	1,210,500	2,083,168
Koninklijke (Royal) KPN NV (Netherlands)	531,681	4,781,423
Koninklijke (Royal) KPN NV 144A (Netherlands)	55,000	494,617
PT Telekomunikasi (Indonesia)	607,500	316,160
TDC A/S (Denmark)	66,405	3,583,776
Telekom Malaysia Berhad (Malaysia)	296,000	816,877

		13,192,136

Water Utilities (1.5%)
Aqua America, Inc. (S)	67,946	2,583,307
Southwest Water Co. (S)	67,428	977,706
Veolia Environnement (France)	61,487	2,602,444

		6,163,457

Total common stocks (cost $242,361,170)		$376,602,344

CORPORATE BONDS AND NOTES (6.2%)(a)

	Principal amount	Value

Electric Utilities (2.3%)
AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013	$565,000	$578,061
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	145,000	148,013
Appalachian Power Co. sr. notes Ser. K, 5s, 2017	75,000	72,879
CenterPoint Energy Houston Electric, LLC general ref. mtge. Ser. M2, 5 3/4s, 2014	25,000	25,866
Cleveland Electric Illuminating Co. (The) sec. notes Ser. D, 7.43s, 2009	60,000	65,553
Connecticut Light & Power Co. 1st mtge. Ser. D, 7 7/8s, 2024	270,000	348,033
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	430,000	434,684
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	35,000	35,221
DPL, Inc. sr. notes 6 7/8s, 2011	144,000	155,160
Duquesne Light Co. 1st mtge. Ser. O, 6.7s, 2012	180,000	195,527
Entergy Arkansas, Inc. 1st mtge. 5.4s, 2018	340,000	322,837
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	680,000	724,040
FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031	57,000	66,853
Florida Power Corp. 1st mtge. 5.9s, 2033	325,000	336,283
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	110,000	116,697
IPALCO Enterprises, Inc. sr. sec. notes 8 3/8s, 2008	30,000	31,800
Kansas Gas & Electric 144A bonds 5.647s, 2021	300,000	296,892
MidAmerican Energy Holdings unsec. sr. notes 5 7/8s, 2012	315,000	328,670
Monongahela Power Co. 1st mtge. 5s, 2006	230,000	230,471
Nevada Power Co. 2nd mtge. 9s, 2013	31,000	34,429
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s, 2015	250,000	246,414
Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008	480,000	519,280
Nisource Finance Corp. unsec. sr. notes company guaranty 5 1/4s, 2017	40,000	39,097
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	310,000	365,944
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2015	320,000	345,459
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	230,000	246,482
Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014	615,000	602,160
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	45,000	46,378
Pepco Holdings, Inc. notes 5 1/2s, 2007	340,000	344,258
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	178,984	183,161
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007	10,000	10,575
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009	175,000	187,119
Public Service Co. of New Mexico sr. notes 4.4s, 2008	35,000	34,495
Public Service Electric & Gas Co. 1st mtge. 6 3/8s, 2008	320,000	331,818
Public Service Electric & Gas Co. sec. notes 5s, 2014	285,000	284,014

Southern California Edison Co. 1st mtge. 5s, 2016			75,000	74,649
Southern California Edison Co. 1st mtge. 5s, 2014			150,000	150,110
Southern Power Co. sr. notes Ser. D, 4 7/8s, 2015			225,000	219,467
Tampa Electric Co. notes 6 7/8s, 2012			175,000	193,164
TransAlta Corp. notes 6 3/4s, 2012 (Canada)			605,000	653,343
Wisconsin Electric Power notes 4 1/2s, 2013			120,000	116,916

				9,742,272

Natural Gas Utilities (0.4%)
Atmos Energy Corp. notes 4.95s, 2014			50,000	48,798
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011			80,000	89,852
Consolidated Natural Gas Co. sr. notes 5s, 2014			1,075,000	1,059,575
National Fuel Gas Co. notes 5 1/4s, 2013			170,000	170,456
Texas Eastern Transmission LP sr. notes 7s, 2032			170,000	199,358

				1,568,039

Oil & Gas (0.1%)
Amerada Hess Corp. bonds 7 7/8s, 2029			160,000	196,241
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012			40,000	40,445
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032			60,000	72,421

				309,107

Power Producers (0.2%)
Mission Energy Holding Co. sec. notes 13 1/2s, 2008			625,000	735,938

Regional Bells (0.8%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009			465,000	484,076
Bellsouth Capital Funding notes 7 3/4s, 2010			240,000	267,401
BellSouth Corp. bonds 5.2s, 2014			740,000	742,707
Michigan Bell Telephone Co. debs. 7.85s, 2022			15,000	17,736
Telus Corp. notes 8s, 2011 (Canada)			430,000	491,938
Verizon Global Funding Corp. notes 7 3/4s, 2030			120,000	146,193
Verizon New England, Inc. sr. notes 6 1/2s, 2011			1,340,000	1,426,079
Verizon New Jersey, Inc. debs. 8s, 2022			20,000	23,316

				3,599,446

Telecommunications (2.2%)
AT&T Wireless Services, Inc. notes 8 1/8s, 2012			355,000	416,300
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031			150,000	202,470
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011			1,250,000	1,423,121
British Telecommunications PLC notes 8 3/8s, 2010 (United Kingdom)			430,000	496,776
Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			1,255,000	1,620,229
Deutsche Telekom International Finance BV notes 5 1/4s, 2013 (Germany)			100,000	100,960
France Telecom notes 8 1/2s, 2031 (France)			335,000	448,952
France Telecom notes 7 3/4s, 2011 (France)			470,000	533,670
Sprint Capital Corp. company guaranty 7 5/8s, 2011			1,280,000	1,432,326
Sprint Capital Corp. company guaranty 6.9s, 2019			40,000	44,782
Sprint Capital Corp. company guaranty 6 7/8s, 2028			995,000	1,099,153
Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)			600,000	617,168
Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)			90,000	89,362
Telecom Italia Capital SA notes 5 1/4s, 2015 (Luxembourg)			580,000	571,670
Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)			145,000	139,599

				9,236,538

Telephone (0.2%)
Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)			300,000	400,225
Telefonica Europe BV company guaranty 7 3/4s, 2010 (Netherlands)			615,000	693,298

				1,093,523

Total corporate bonds and notes (cost $25,392,795)				$26,284,863

WARRANTS (0.3%)(a)(NON)

	Strike price	Expiration	Warrants	Value
		date
Hanaro Telecom, Inc. 144A Structured Exercise Call Warrants (issued by UBS AG) (South
Korea)	$0.0001	9/5/06	236,043	$622,419
KT Corp. 144A Structured Exercise Call Warrants (issued by UBS AG) (South Korea)	0.0001	1/13/06	17,076	722,572

Total warrants (cost $1,244,930)
				$1,344,991

SHORT-TERM INVESTMENTS (10.9%)(a)

			Principal	Value
			amount/shares
Putnam Prime Money Market Fund (e)			$16,264,224	$16,264,224

Short-term investments held as collateral for loaned securities with yields ranging from
3.77% to 4.09% and due dates ranging from October 3, 2005 to November 1, 2005 (d)			29,608,378	29,576,073

Total short-term investments (cost $45,840,297)	$45,840,297
TOTAL INVESTMENTS
Total investments (cost $314,839,192) (b)	$450,072,495

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $5,420,355) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$135,781	$131,504	10/19/05	$4,277
British Pound	1,811,918	1,861,936	12/21/05	(50,018)
Hong Kong Dollar	923,012	921,855	11/16/05	1,157
Mexican Peso	229,851	227,115	10/19/05	2,736
Swedish Krona	1,207,368	1,244,368	12/21/05	(37,000)
Swiss Franc	989,882	1,033,577	12/21/05	(43,695)

Total				$(122,543)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $23,117,188) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Canadian Dollar	$4,618,144	$4,441,932	10/19/05	$(176,212)
Danish Krone	2,685,470	2,772,395	12/21/05	86,925
Euro	10,901,174	11,333,521	12/21/05	432,347
Japanese Yen	32,619	33,158	11/16/05	539
New Zealand Dollar	1,461,904	1,417,018	10/19/05	(44,886)
Norwegian Krone	2,016,080	2,094,038	12/21/05	77,958
Singapore Dollar	1,001,769	1,025,126	11/16/05	23,357

Total				$400,028

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
U.S. Treasury Bond 20 yr (Long)	95	$10,868,594	Dec-05	$(212,310)
U.S. Treasury Note 10 yr (Short)	142	15,608,906	Dec-05	148,479
U.S. Treasury Note 5 yr (Long)	134	14,319,156	Dec-05	(82,202)
U.S. Treasury Note 2 yr (Short)	6	1,235,344	Dec-05	2,888

Total				$(143,145)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Notional	Unrealized
	amount	appreciation

Agreement with Deutsche Bank AG effective July 22, 2005, maturing on September 20, 2010, to receive quarterly 41 basis points times the notional amount. Upon a credit default event of France
Telecomm, 7.75%, 3/1/2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of France Telecomm, 7.75%,
3/1/2011.	$495,000	$1,119

NOTES

(a)	Percentages indicated are based on net assets of $420,748,426.

(b)	The aggregate identified cost on a tax basis is $317,725,837, resulting in gross unrealized appreciation and depreciation of $133,985,109 and
$1,638,451, respectively, or net unrealized appreciation of $132,346,658.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30,
2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to
$28,745,401. The fund received cash collateral of $29,576,073 which is pooled with collateral of other Putnam funds into 20 issues of high-
grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime
Money Market Fund. Income distributions earned by the fund totaled $233,190 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated
$144,302,960 and $134,474,656, respectively.

At September 30, 2005, liquid assets totaling $10,187,011 have been designated as collateral for open warrants, swap contracts and future contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2005: (as a percentage of Portfolio Value)

Belgium	1.1%
Canada	1.9
Denmark	0.9
France	2.3
Greece	1.4
Hong Kong	0.5
Japan	2.0
Netherlands	1.5
New Zealand	0.5
Norway	0.9
Singapore	0.7
Spain	2.7
United Kingdom	5.5
United States	75.9
Other	2.2

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (98.6%)(a)

	Shares	Value

Aerospace and Defense (1.9%)
L-3 Communications Holdings, Inc.	85,500	$6,760,485
Precision Castparts Corp. (S)	48,800	2,591,280
		9,351,765

Biotechnology (2.3%)
Celgene Corp. (NON) (S)	35,300	1,917,496
Genzyme Corp. (NON) (S)	132,800	9,513,792
		11,431,288

Broadcasting (1.0%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	142,600	5,120,766

Building Materials (3.2%)
Building Material Holding Corp. (S)	32,100	2,991,399
USG Corp. (NON) (S)	73,500	5,050,920
Vulcan Materials Co. (S)	102,240	7,587,230
		15,629,549

Commercial and Consumer Services (2.7%)
Corporate Executive Board Co. (The)	61,400	4,787,972
IAC/InterActiveCorp. (NON) (S)	170,600	4,324,710
Monster Worldwide, Inc. (NON)	16,400	492,820
Robert Half International, Inc. (S)	58,200	2,071,338
West Corp. (NON) (S)	36,500	1,364,735
		13,041,575

Communications Equipment (2.1%)
Harris Corp.	66,700	2,788,060
Scientific-Atlanta, Inc.	197,700	7,415,727
		10,203,787

Computers (3.1%)
Apple Computer, Inc. (NON)	114,300	6,127,623
Emulex Corp. (NON) (S)	51,000	1,030,710
Logitech International SA ADR (Switzerland) (NON)	50,990	2,077,843
NAVTEQ Corp. (NON) (S)	14,900	744,255
Network Appliance, Inc. (NON)	127,900	3,036,346
Take-Two Interactive Software, Inc. (NON)	101,400	2,239,926
		15,256,703

Conglomerates (0.3%)
AMETEK, Inc.	36,300	1,559,811

Consumer Cyclicals (2.0%)
Black & Decker Manufacturing Co. (S)	103,600	8,504,524
Harman International Industries, Inc.	11,500	1,176,105
		9,680,629

Consumer Finance (2.3%)
Capital One Financial Corp. (S)	14,700	1,168,944
Nelnet, Inc. Class A (NON)	183,000	6,955,830
Providian Financial Corp. (NON)	186,500	3,297,320
		11,422,094

Consumer Goods (1.1%)
Scotts Miracle-Gro Co. (The) Class A (S)	16,600	1,459,638
Yankee Candle Co., Inc. (The)	164,800	4,037,600
		5,497,238

Consumer Services (2.3%)
Alliance Data Systems Corp. (NON) (S)	69,800	2,732,670
Getty Images, Inc. (NON) (S)	57,700	4,964,508

Labor Ready, Inc. (NON)	135,700	3,480,705
WebMD Health Corp. Class A (NON)	3,170	78,137
		11,256,020

Electronics (6.9%)
Altera Corp. (NON)	203,300	3,885,063
Amphenol Corp. Class A	85,700	3,457,138
Broadcom Corp. Class A (NON)	201,100	9,433,601
Linear Technology Corp.	73,700	2,770,383
National Semiconductor Corp. (S)	368,800	9,699,440
SanDisk Corp. (NON) (S)	53,400	2,576,550
Silicon Laboratories, Inc. (NON) (S)	59,900	1,820,361
		33,642,536

Energy (1.7%)
BJ Services Co.	236,700	8,518,833

Entertainment (1.1%)
Dreamworks Animation SKG, Inc. Class A (NON)	44,400	1,228,104
Pixar, Inc. (NON) (S)	90,300	4,019,253
		5,247,357

Financial (1.7%)
First American Corp. (S)	50,800	2,320,036
Moody's Corp. (S)	118,500	6,052,980
		8,373,016

Forest Products and Packaging (0.5%)
Louisiana-Pacific Corp.	96,400	2,669,316

Gaming & Lottery (1.2%)
GTECH Holdings Corp.	177,300	5,684,238

Health Care Services (5.0%)
Coventry Health Care, Inc. (NON)	33,520	2,883,390
Express Scripts, Inc. (NON)	42,900	2,668,380
Kindred Healthcare, Inc. (NON) (S)	63,600	1,895,280
Laboratory Corp. of America Holdings (NON)	125,500	6,113,105
McKesson Corp. (S)	113,300	5,376,085
Quest Diagnostics, Inc.	25,800	1,303,932
Sierra Health Services, Inc. (NON) (S)	61,400	4,228,618
		24,468,790

Homebuilding (2.8%)
NVR, Inc. (NON)	8,800	7,787,560
Toll Brothers, Inc. (NON) (S)	132,700	5,927,709
		13,715,269

Insurance (1.5%)
Everest Re Group, Ltd. (Barbados)	20,900	2,046,110
W.R. Berkley Corp.	132,150	5,217,282
		7,263,392

Investment Banking/Brokerage (1.6%)
Bear Stearns Cos., Inc. (The)	73,500	8,066,625

Machinery (2.5%)
Cummins, Inc. (S)	43,490	3,826,685
JLG Industries, Inc.	150,700	5,514,113
Terex Corp. (NON)	62,100	3,069,603
		12,410,401

Manufacturing (1.5%)
Graco, Inc.	89,540	3,069,431
IDEX Corp.	105,200	4,476,260
		7,545,691

Medical Technology (7.7%)
C.R. Bard, Inc.	108,700	7,177,461
Charles River Laboratories International, Inc. (NON)	29,900	1,304,238
Dade Behring Holdings, Inc.	97,000	3,556,020
Edwards Lifesciences Corp. (NON)	156,800	6,963,488

Kinetic Concepts, Inc. (NON)	34,700	1,970,960
Respironics, Inc. (NON)	142,100	5,993,778
St. Jude Medical, Inc. (NON)	85,800	4,015,440
Varian Medical Systems, Inc. (NON)	170,600	6,740,406
		37,721,791

Metals (1.5%)
Phelps Dodge Corp.	56,500	7,341,045

Oil & Gas (8.5%)
Amerada Hess Corp.	25,700	3,533,750
Burlington Resources, Inc. (S)	135,500	11,018,860
Frontier Oil Corp.	126,200	5,596,970
Newfield Exploration Co. (NON)	187,900	9,225,890
Sunoco, Inc.	147,000	11,495,401
Valero Energy Corp.	6,322	714,765

		41,585,636

Pharmaceuticals (2.9%)
Allergan, Inc. (S)	66,600	6,101,892
Barr Pharmaceuticals, Inc. (NON)	69,500	3,816,940
Kos Pharmaceuticals, Inc. (NON)	66,011	4,418,116

		14,336,948

Publishing (0.9%)
Marvel Entertainment, Inc. (NON) (S)	256,800	4,589,016

Restaurants (0.4%)
Darden Restaurants, Inc. (S)	71,500	2,171,455

Retail (9.1%)
Abercrombie & Fitch Co. Class A	22,700	1,131,595
American Eagle Outfitters, Inc.	261,500	6,153,095
Claire's Stores, Inc.	345,900	8,346,567
Coach, Inc. (NON)	150,300	4,713,408
Michaels Stores, Inc.	222,000	7,339,320
Staples, Inc.	428,900	9,144,148
Timberland Co. (The) Class A (NON)	129,400	4,371,132
Toro Co. (The)	34,800	1,279,248
Whole Foods Market, Inc.	16,100	2,164,645
		44,643,158

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	16,800	1,115,352
Career Education Corp. (NON) (S)	19,600	696,976
Strayer Education, Inc. (S)	32,380	3,060,558
		4,872,886

Semiconductor (0.8%)
Lam Research Corp. (NON)	128,100	3,903,207

Shipping (2.5%)
CNF Transportation, Inc.	126,000	6,615,000
Overseas Shipholding Group (S)	96,600	5,634,678
		12,249,678

Software (6.1%)
Adobe Systems, Inc.	203,000	6,059,550
BMC Software, Inc. (NON) (SEG)	188,400	3,975,240
Citrix Systems, Inc. (NON) (S)	230,600	5,797,284
Hyperion Solutions Corp. (NON)	26,200	1,274,630
McAfee, Inc. (NON)	235,700	7,405,694
Mercury Interactive Corp. (NON) (S)	37,800	1,496,880
Websense, Inc. (NON) (S)	73,200	3,748,572
		29,757,850

Technology Services (3.7%)
Acxiom Corp.	40,800	763,776
Equifax, Inc. (S)	172,600	6,030,644
Fair Isaac Corp.	202,100	9,054,080
Unova, Inc. (NON)	7,300	251,777
VeriSign, Inc. (NON)	88,000	1,880,560
		17,980,837

Textiles (0.3%)
VF Corp.	25,700	1,489,829

Tobacco (0.9%)
UST, Inc.	100,700	4,215,302

Total common stocks (cost $386,242,781)		$483,915,327

SHORT-TERM INVESTMENTS (13.0%)(a)

	Principal amount/shares	Value
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)	$57,004,003	$56,941,808

Putnam Prime Money Market Fund (e)	6,973,874	6,973,874

Total short-term investments (cost $63,915,682)		$63,915,682

TOTAL INVESTMENTS

Total investments (cost $450,158,463)(b)		$547,831,009

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
Russell 2000 Index Mini (Long)	59	$3,965,390	Dec-05	$62,648
S&P 500 Index (Long)	5	1,542,875	Dec-05	17,285

Total				$79,933

NOTES

(a)	Percentages indicated are based on net assets of $490,983,960.

(b)	The aggregate identified cost on a tax basis is $451,310,574, resulting in gross unrealized appreciation and depreciation of $103,513,963 and
$6,993,528, respectively, or net unrealized appreciation of $96,520,435.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $55,509,214. The fund received cash collateral of $56,941,808 which is pooled with collateral of other Putnam funds into 20 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.
Income distributions earned by the fund totaled $8,268 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $66,391,369 and $68,216,864, respectively.

At September 30, 2005, liquid assets totaling $5,566,318 have been designated as collateral for open forward commitments and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York
Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and
Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (99.1%)(a)

	Shares	Value

Aerospace and Defense (3.4%)
L-3 Communications Holdings, Inc.	285,200	$22,550,764
Lockheed Martin Corp.	318,500	19,441,240
United Technologies Corp.	715,900	37,112,256
		79,104,260

Airlines (0.7%)
Southwest Airlines Co.	1,122,600	16,670,610

Banking (1.7%)
Commerce Bancorp, Inc. (S)	1,277,065	39,193,125

Beverage (1.3%)
Coca-Cola Co. (The)	705,300	30,461,907

Biotechnology (4.5%)
Amgen, Inc. (NON)	727,800	57,983,826
Biogen Idec, Inc. (NON)	259,100	10,229,268
Genentech, Inc. (NON)	290,800	24,488,268
MedImmune, Inc. (NON)	397,300	13,369,145
		106,070,507

Building Materials (0.9%)
Masco Corp.	680,400	20,874,672

Commercial and Consumer Services (6.2%)
Cendant Corp. (S)	736,700	15,205,488
eBay, Inc. (NON)	1,210,000	49,852,000
Google, Inc. Class A (NON)	78,600	24,873,756
Paychex, Inc.	338,500	12,551,580
Yahoo!, Inc. (NON) (S)	1,226,000	41,487,840
		143,970,664

Communications Equipment (4.4%)
Cisco Systems, Inc. (NON)	4,272,400	76,604,132
Corning, Inc. (NON)	553,200	10,693,356
Qualcomm, Inc.	369,900	16,553,025
		103,850,513

Computers (7.3%)
Apple Computer, Inc. (NON)	862,400	46,233,264
Dell, Inc. (NON)	2,278,300	77,917,860
EMC Corp. (NON)	3,568,800	46,180,272
		170,331,396

Conglomerates (0.7%)
Tyco International, Ltd.	572,200	15,935,770

Consumer Finance (3.8%)
Capital One Financial Corp. (S)	512,600	40,761,952
Countrywide Financial Corp.	1,480,800	48,836,784
		89,598,736

Consumer Goods (0.7%)
Avon Products, Inc.	618,900	16,710,300

Electronics (5.0%)
Amphenol Corp. Class A	261,300	10,540,842
Freescale Semiconductor, Inc. Class B (NON)	570,200	13,445,316
Intel Corp.	1,770,000	43,630,500
Microchip Technology, Inc.	634,990	19,125,899
Texas Instruments, Inc.	871,500	29,543,850
		116,286,407

Financial (1.4%)
American Express Co.	567,500	32,597,200
Moody's Corp.	15,100	771,308
		33,368,508

Food (1.3%)
Hershey Foods Corp.	236,200	13,300,422
Wrigley (Wm.) Jr. Co.	232,600	16,719,288
		30,019,710

Health Care Services (8.1%)
AmerisourceBergen Corp.	134,400	10,389,120
Cardinal Health, Inc.	451,500	28,643,160
Express Scripts, Inc. (NON)	359,800	22,379,560
HCA, Inc.	433,400	20,768,528
Health Management Associates, Inc. Class A	439,300	10,310,371
Medco Health Solutions, Inc. (NON)	300,100	16,454,483
UnitedHealth Group, Inc.	1,069,300	60,094,660
WellPoint, Inc. (NON)	268,900	20,387,998
		189,427,880

Homebuilding (1.6%)
Lennar Corp.	193,100	11,539,656
NVR, Inc. (NON) (S)	28,300	25,044,085
		36,583,741

Insurance (3.5%)
American International Group, Inc.	1,090,700	67,579,772
Everest Re Group, Ltd. (Barbados)	138,000	13,510,200
		81,089,972

Investment Banking/Brokerage (1.5%)
Bear Stearns Cos., Inc. (The)	249,700	27,404,575
Lehman Brothers Holdings, Inc.	75,400	8,782,592
		36,187,167

Leisure (0.6%)
Harley-Davidson, Inc. (S)	305,700	14,808,108

Lodging/Tourism (1.4%)
Las Vegas Sands Corp. (NON)	384,900	12,667,059
Royal Caribbean Cruises, Ltd.	459,400	19,846,080
		32,513,139

Machinery (0.6%)
Parker-Hannifin Corp.	203,900	13,112,809

Medical Technology (2.4%)
Becton, Dickinson and Co.	373,500	19,582,605
Edwards Lifesciences Corp. (NON) (S)	211,500	9,392,715
Nobel Biocare Holding AG (Switzerland)	36,368	8,605,974
PerkinElmer, Inc.	28,700	584,619
St. Jude Medical, Inc. (NON)	389,300	18,219,240
		56,385,153

Oil & Gas (5.3%)
Amerada Hess Corp.	152,900	21,023,750
Apache Corp.	266,500	20,046,130
Burlington Resources, Inc.	73,400	5,968,888
Canadian Natural Resources, Ltd. (Canada)	332,700	15,034,713
Exxon Mobil Corp.	155,900	9,905,886
Marathon Oil Corp.	355,300	24,490,829
Valero Energy Corp.	233,200	26,365,592
		122,835,788

Pharmaceuticals (5.0%)
Barr Pharmaceuticals, Inc. (NON)	182,200	10,006,424
Johnson & Johnson	1,405,900	88,965,352
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	556,000	18,581,520
		117,553,296

Power Producers (0.5%)
AES Corp. (The) (NON)	734,100	12,061,263

Publishing (0.8%)
McGraw-Hill Companies, Inc. (The) (S)	386,400	18,562,656

Railroads (0.1%)
Norfolk Southern Corp.	49,100	1,991,496

Restaurants (2.1%)
Starbucks Corp. (NON) (S)	486,000	24,348,600
Yum! Brands, Inc.	504,700	24,432,527
		48,781,127

Retail (10.7%)
Abercrombie & Fitch Co. Class A	328,800	16,390,680
Best Buy Co., Inc.	695,400	30,270,762
Coach, Inc. (NON)	489,600	15,353,856
Home Depot, Inc. (The)	1,429,400	54,517,316
Kohl's Corp. (NON)	377,400	18,937,932
Lowe's Cos., Inc.	651,800	41,975,920
Michaels Stores, Inc.	563,800	18,639,228
Staples, Inc.	1,803,000	38,439,960
Whole Foods Market, Inc.	118,900	15,986,105
		250,511,759

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	244,400	16,225,716

Semiconductor (1.3%)
Applied Materials, Inc.	1,247,600	21,159,296
Lam Research Corp. (NON)	287,900	8,772,313
		29,931,609

Software (5.9%)
Adobe Systems, Inc.	906,700	27,064,995
Autodesk, Inc.	261,700	12,153,348
Citrix Systems, Inc. (NON)	354,500	8,912,130
McAfee, Inc. (NON) (S)	503,100	15,807,402
Mercury Interactive Corp. (NON)	243,800	9,654,480
Microsoft Corp. (SEG)	593,500	15,270,755
Oracle Corp. (NON)	2,781,000	34,456,590
Symantec Corp. (NON)	598,700	13,566,542
		136,886,242

Technology Services (1.2%)
Fair Isaac Corp.	161,700	7,244,160
Fiserv, Inc. (NON) (S)	284,700	13,059,189
VeriSign, Inc. (NON)	369,100	7,887,667
		28,191,016

Telecommunications (0.6%)
Sprint Corp. (FON Group)	549,800	13,074,244

Tobacco (1.9%)
Altria Group, Inc.	615,900	45,397,989

Total common stocks (cost $1,927,146,163)		$2,314,559,255

SHORT-TERM INVESTMENTS (1.5%)(a) (cost $34,350,925)

	Principal amount	Value
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
2005 to November 1, 2005 (d)	$34,388,445	$34,350,925

TOTAL INVESTMENTS

Total investments (cost $1,961,497,088) (b)	$2,348,910,180

FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
NASDAQ 100 Index Mini (Long)	150	$4,842,000	Dec-05	$40,625
S&P 500 Index (Long)	57	17,588,775	Dec-05	42,742

Total				$83,367

NOTES

(a)	Percentages indicated are based on net assets of $2,336,450,077.

(b)	The aggregate identified cost on a tax basis is $2,070,565,380, resulting in gross unrealized appreciation and depreciation of $326,665,556 and $48,320,756, respectively, or net unrealized appreciation of $278,344,800.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $33,286,878. The fund received cash collateral of $34,350,925 which is pooled with collateral of other Putnam funds into 20 issues of high-
grade, short-term investments.

At September 30, 2005, liquid assets totaling $22,428,825 have been designated as collateral for open future contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the
Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.
The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.
Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor
Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 16, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 16, 2005